UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-05742

Name of Fund: BlackRock Funds

iShares Edge MSCI Min Vol EAFE Index Fund (formerly BlackRock Min Vol EAFE Index Fund)

iShares Edge MSCI Min Vol USA Index Fund (formerly BlackRock Min Vol USA Index Fund)

iShares Edge MSCI Multifactor Intl Index Fund (formerly BlackRock Multifactor International Index Fund)

iShares Edge MSCI Multifactor USA Index Fund (formerly BlackRock Multifactor USA Index Fund)

iShares Edge MSCI USA Momentum Factor Index Fund (formerly BlackRock USA Momentum Factor Index Fund)

iShares Edge MSCI USA Quality Factor Index Fund (formerly BlackRock USA Quality Factor Index Fund)

iShares Edge MSCI USA Size Factor Index Fund (formerly BlackRock USA Size Factor Index Fund)

iShares Edge MSCI USA Value Factor Index Fund (formerly BlackRock USA Value Factor Index Fund)

iShares MSCI Asia ex Japan Index Fund (formerly BlackRock MSCI Asia ex Japan Index Fund)

iShares MSCI Developed World Index Fund (formerly BlackRock MSCI World Index Fund)

iShares Russell Mid-Cap Index Fund (formerly BlackRock Midcap Index Fund)

iShares Russell Small/Mid Cap Index Fund (formerly BlackRock Small/Mid Cap Index Fund)

iShares Total U.S. Stock Market Index Fund (formerly BlackRock Total Stock Market Index Fund)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Min Vol EAFE Index Fund of BlackRock Funds (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 4.1%
AGL Energy Ltd.	33,241	$665,513
Commonwealth Bank of Australia	2,766	180,658
CSL Ltd.	1,923	190,685
Newcrest Mining Ltd.	10,372	166,401
Scentre Group	63,577	205,131
Sonic Healthcare Ltd.	27,080	447,669
Stockland	29,360	106,558
Telstra Corp. Ltd.	311,994	985,767
Transurban Group (a)	43,350	396,041
Vicinity Centres	91,618	197,475
Wesfarmers Ltd.	24,845	799,749
Westfield Corp.	38,919	264,668

		4,606,315
Belgium — 2.0%
Ageas	2,941	120,422
Colruyt SA	10,990	564,733
Groupe Bruxelles Lambert SA	3,389	325,067
KBC Group NV	1,064	76,892
Proximus	23,756	726,552
UCB SA	6,261	488,664

		2,302,330
China — 1.4%
CLP Holdings Ltd.	152,000	1,603,024
Denmark — 5.3%
Chr Hansen Holding A/S	8,144	548,694
Coloplast A/S, Class B	6,124	524,372
Danske Bank A/S	46,211	1,680,164
DONG Energy A/S (b)	25,292	995,922
DSV A/S	11,136	620,113
ISS A/S	13,808	572,759
TDC A/S	46,275	248,241
Tryg A/S	16,952	325,254
William Demant Holding A/S (c)	20,652	472,677

		5,988,196
Finland — 1.4%
Elisa OYJ	10,337	351,530
Neste OYJ	4,825	196,615
Orion OYJ, Class B	5,862	335,948
Sampo OYJ, Class A	14,362	687,331

		1,571,424
France — 5.2%
Aeroports de Paris	4,578	610,635
Air Liquide SA	2,407	290,010
AtoS SE	1,188	155,610
Danone SA	5,909	413,547
Dassault Systemes SA	5,815	518,819
Essilor International SA	1,452	188,169
Hermes International	468	223,737
Iliad SA	809	196,364

Common Stocks	Shares	Value
France (continued)
L’Oreal SA	3,322	$661,575
Sanofi	6,025	569,325
SCOR SE	8,773	347,033
SEB SA	1,186	190,986
SES SA	9,687	211,725
Sodexo SA	3,868	491,591
Thales SA	5,811	610,773
Vivendi SA	9,327	185,003

		5,864,902
Germany — 4.1%
adidas AG	332	66,562
Beiersdorf AG	5,324	529,479
Fresenius Medical Care AG & Co. KGaA	8,084	717,611
Fresenius SE & Co. KGaA	3,015	244,608
Henkel AG & Co. KGaA	4,834	563,890
MAN SE	6,091	639,958
Merck KGaA	2,667	313,297
Muenchener Rueckversicherungs AG, Registered Shares	3,168	607,366
SAP SE	3,574	357,993
Symrise AG	874	61,187
TUI AG	33,654	489,601

		4,591,552
Hong Kong — 6.9%
Cheung Kong Infrastructure Holdings Ltd.	109,000	954,254
Hang Seng Bank Ltd.	72,500	1,468,552
HK Electric Investments & HK Electric Investments Ltd. (a)(b)	455,500	402,739
HKT Trust & HKT Ltd. (a)	647,000	827,637
Hong Kong & China Gas Co. Ltd.	380,000	759,194
Link REIT	47,500	341,429
MTR Corp. Ltd.	228,000	1,311,723
PCCW Ltd.	506,000	285,674
Power Assets Holdings Ltd.	112,000	1,007,339
Yue Yuen Industrial Holdings Ltd.	112,500	444,744

		7,803,285
Ireland — 1.2%
Kerry Group PLC, Class A	9,960	813,924
Paddy Power Betfair PLC	975	108,512
Ryanair Holdings PLC, — ADR (c)	5,164	474,726

		1,397,162
Israel — 2.2%
Azrieli Group Ltd.	5,630	299,479
Bank Hapoalim BM	145,783	909,148
Bank Leumi Le-Israel BM (c)	138,875	649,471
Bezeq The Israeli Telecommunication Corp. Ltd.	114,971	193,166

BLACKROCK MIN VOL EAFE INDEX FUND OF BLACKROCK FUNDS	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Min Vol EAFE Index Fund of BlackRock Funds

Common Stocks	Shares	Value
Israel (continued)
Mizrahi Tefahot Bank Ltd.	23,927	$385,977

		2,437,241
Italy — 0.5%
Snam SpA	135,323	597,866
Japan — 28.0%
ABC-Mart, Inc.	4,100	227,918
Ajinomoto Co., Inc.	13,800	268,910
ANA Holdings, Inc.	188,000	566,307
Aozora Bank Ltd.	26,000	94,736
Asahi Group Holdings Ltd.	3,700	139,800
Astellas Pharma, Inc.	55,400	730,566
Benesse Holdings, Inc.	11,400	344,021
Bridgestone Corp.	5,400	225,241
Canon, Inc.	38,600	1,281,056
Chugai Pharmaceutical Co. Ltd.	3,600	127,923
Daiichi Sankyo Co. Ltd.	19,800	440,032
Daito Trust Construction Co. Ltd.	700	103,007
Daiwa House REIT Investment Corp.	59	149,162
East Japan Railway Co.	6,500	583,327
Eisai Co. Ltd.	4,300	226,092
FamilyMart UNY Holdings Co. Ltd.	8,200	463,521
Hankyu Hanshin Holdings, Inc.	2,400	79,280
Japan Airlines Co. Ltd.	20,400	644,260
Japan Prime Realty Investment Corp.	123	461,793
Japan Real Estate Investment Corp.	69	363,344
Japan Retail Fund Investment Corp.	291	568,488
Kajima Corp.	61,000	414,203
Kao Corp.	7,800	430,432
KDDI Corp.	15,100	400,362
Keikyu Corp.	59,000	677,253
Keyence Corp.	200	80,403
Kirin Holdings Co. Ltd.	16,700	325,111
Kyowa Hakko Kirin Co. Ltd.	3,300	56,697
Lawson, Inc.	8,600	570,603
LINE Corp. (c)	4,900	169,065
McDonald’s Holdings Co. Japan Ltd.	11,400	351,356
MEIJI Holdings Co. Ltd.	5,200	442,025
Miraca Holdings, Inc.	5,500	253,584
Mitsubishi Tanabe Pharma Corp.	38,600	784,076
Mizuho Financial Group, Inc.	309,400	565,561
Nagoya Railroad Co. Ltd.	68,000	312,383
NH Foods Ltd.	17,600	501,652
Nippon Building Fund, Inc.	47	250,020
Nippon Prologis REIT, Inc.	254	536,741
Nippon Telegraph & Telephone Corp.	33,400	1,431,378
Nissin Foods Holdings Co. Ltd.	9,400	538,263

Common Stocks	Shares	Value
Japan (continued)
Nitori Holdings Co. Ltd.	3,000	$390,337
Nomura Real Estate Master Fund, Inc.	541	779,752
Nomura Research Institute Ltd.	6,860	238,872
NTT Data Corp.	3,000	139,304
NTT DOCOMO, Inc.	38,100	921,908
Obayashi Corp.	27,200	264,081
Oracle Corp. Japan	6,200	357,209
Oriental Land Co. Ltd.	4,300	246,968
Osaka Gas Co. Ltd.	72,000	269,512
Otsuka Corp.	4,000	214,260
Otsuka Holdings Co. Ltd.	29,100	1,340,313
Park24 Co. Ltd.	9,000	232,217
Recruit Holdings Co. Ltd.	24,800	1,253,450
Sankyo Co. Ltd.	7,700	268,540
Santen Pharmaceutical Co. Ltd.	13,100	184,326
Secom Co. Ltd.	6,500	472,049
Seven & i Holdings Co. Ltd.	1,325	55,960
Shimamura Co. Ltd.	1,300	177,920
Shionogi & Co. Ltd.	4,300	221,441
Suntory Beverage & Food Ltd.	18,400	829,000
Taisei Corp.	27,000	205,886
Taisho Pharmaceutical Holdings Co. Ltd.	5,200	427,860
Takeda Pharmaceutical Co. Ltd.	19,500	935,485
Terumo Corp.	8,600	314,059
Tobu Railway Co. Ltd.	45,000	228,230
Toho Gas Co. Ltd.	10,000	71,480
Tokyo Gas Co. Ltd.	13,000	60,358
Toray Industries, Inc.	61,700	546,069
Toyo Suisan Kaisha Ltd.	15,100	567,122
Toyota Motor Corp.	3,600	194,835
Tsuruha Holdings, Inc.	1,300	131,596
United Urban Investment Corp.	420	634,851
USS Co. Ltd.	3,600	63,687
West Japan Railway Co.	4,400	294,003
Yamada Denki Co. Ltd.	52,700	276,759
Yamaguchi Financial Group, Inc.	17,000	188,351
Yamato Holdings Co. Ltd.	17,300	373,835

		31,551,837
Luxembourg — 0.5%
RTL Group SA (c)	6,682	517,887
Mexico — 0.1%
Fresnillo PLC	4,416	83,030
Netherlands — 0.2%
Koninklijke Ahold Delhaize NV	3,371	69,831
NN Group NV	5,065	167,929

		237,760
New Zealand — 0.5%
Auckland International Airport Ltd.	11,599	54,963
Contact Energy Ltd.	43,727	156,419

2	BLACKROCK MIN VOL EAFE INDEX FUND OF BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Min Vol EAFE Index Fund of BlackRock Funds

Common Stocks	Shares	Value
New Zealand (continued)
Mercury NZ Ltd.	27,928	$61,649
Meridian Energy Ltd.	59,351	112,815
Ryman Healthcare Ltd.	22,242	131,737
Spark New Zealand Ltd.	31,636	80,173

		597,756
Norway — 0.1%
Gjensidige Forsikring ASA	10,577	162,491
Singapore — 3.7%
DBS Group Holdings Ltd.	73,700	1,017,826
Oversea-Chinese Banking Corp. Ltd.	134,200	939,896
SATS Ltd.	21,900	79,858
Singapore Airlines Ltd.	94,900	695,215
Singapore Press Holdings Ltd.	1,900	4,715
Singapore Telecommunications Ltd.	311,700	834,508
StarHub Ltd.	77,200	153,942
United Overseas Bank Ltd.	27,050	421,161

		4,147,121
Spain — 0.1%
Endesa SA	2,459	57,917
Sweden — 1.6%
Hennes & Mauritz AB, Class B	5,162	127,814
ICA Gruppen AB	5,347	182,473
L E Lundbergforetagen AB — B Shares	4,977	360,363
Skandinaviska Enskilda Banken AB, Class A	7,600	87,516
Svenska Handelsbanken AB, Class A	13,568	192,502
Swedbank AB, Class A	6,855	162,464
Swedish Match AB	6,062	199,903
Telia Co. AB	111,622	454,451

		1,767,486
Switzerland — 13.5%
Baloise Holding AG, Registered Shares	3,854	565,133
Barry Callebaut AG, Registered Shares (c)	185	254,069
Givaudan SA, Registered Shares	270	520,212
Kuehne & Nagel International AG, Registered Shares	7,667	1,159,521
Lindt & Spruengli AG	98	551,065
Lindt & Spruengli AG, Registered Shares	6	398,890
Nestle SA, Registered Shares	22,047	1,698,070
Novartis AG, Registered Shares	21,196	1,631,776
Partners Group Holding AG	881	532,570
Roche Holding AG	6,579	1,721,489

Common Stocks	Shares	Value
Switzerland (continued)
Schindler Holding AG, Registered Shares	487	$96,738
Sonova Holding AG, Registered Shares	7,122	1,053,127
Swiss Life Holding AG, Registered Shares (c)	1,773	577,001
Swiss Prime Site AG, Registered Shares	9,407	815,526
Swiss Re AG	16,456	1,431,331
Swisscom AG, Registered Shares	2,678	1,167,829
Syngenta AG, Registered Shares (c)	846	393,164
Zurich Insurance Group AG	2,602	720,073

		15,287,584
United Kingdom — 15.6%
Admiral Group PLC	6,926	180,358
AstraZeneca PLC	15,978	956,912
British American Tobacco PLC	10,796	729,413
BT Group PLC	67,926	267,964
Compass Group PLC	70,259	1,418,584
Diageo PLC	29,903	870,391
Direct Line Insurance Group PLC	103,349	467,023
GlaxoSmithKline PLC	57,404	1,155,419
HSBC Holdings PLC	149,475	1,232,618
Imperial Brands PLC	13,349	653,745
Kingfisher PLC	152,071	672,753
Merlin Entertainments PLC (b)	24,558	160,739
National Grid PLC	104,548	1,353,714
Randgold Resources Ltd.	8,791	773,311
Reckitt Benckiser Group PLC	16,231	1,495,483
RELX PLC	49,684	1,007,329
Royal Mail PLC	132,469	690,772
Severn Trent PLC	1,889	56,864
Smith & Nephew PLC	33,752	554,518
SSE PLC	45,186	813,996
Tate & Lyle PLC	43,226	423,906
Unilever PLC	20,375	1,048,259
United Utilities Group PLC	4,986	62,835
Vodafone Group PLC	218,788	563,519

		17,610,425
Total Long-Term Investments (Cost — $106,093,517) — 98.2%		110,784,591

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (d)(e)	161,363	161,363
Total Short-Term Securities (Cost — $161,363) — 0.1%		161,363

BLACKROCK MIN VOL EAFE INDEX FUND OF BLACKROCK FUNDS	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Min Vol EAFE Index Fund of BlackRock Funds

Value
Total Investments (Cost — $106,254,880*) — 98.3%	$110,945,954
Other Assets Less Liabilities — 1.7%	1,881,025

Net Assets — 100.0%	$112,826,979

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$106,264,009

Gross unrealized appreciation	$6,181,176
Gross unrealized depreciation	(1,499,231)

Net unrealized appreciation	$4,681,945

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	161,363	161,363	$161,363	$1,250	—	—
BlackRock Premier Government Institutional Fund	—	—	—	—	3	—	—
Total				$161,363	$1,253	—	—

(e)	Current yield as of period end.

Portfolio Abbreviation

REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
9	FTSE 100 Index	June 2017	$835,209	$(5,396)
6	Nikkei 225 Index	June 2017	$516,304	10,953
4	SPI 200 Index	June 2017	$442,766	6,843
Total				$12,400

4	BLACKROCK MIN VOL EAFE INDEX FUND OF BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Min Vol EAFE Index Fund of BlackRock Funds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments [and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual] report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$4,606,315	—	$4,606,315
Belgium	—	2,302,330	—	2,302,330
China	—	1,603,024	—	1,603,024
Denmark	—	5,988,196	—	5,988,196
Finland	—	1,571,424	—	1,571,424
France	$610,635	5,254,267	—	5,864,902
Germany	—	4,591,552	—	4,591,552
Hong Kong	1,272,381	6,530,904	—	7,803,285
Ireland	1,288,650	108,512	—	1,397,162
Israel	—	2,437,241	—	2,437,241
Italy	—	597,866	—	597,866
Japan	884,871	30,666,966	—	31,551,837
Luxembourg	—	517,887	—	517,887
Mexico	—	83,030	—	83,030
Netherlands	—	237,760	—	237,760
New Zealand	61,649	536,107	—	597,756
Norway	—	162,491	—	162,491
Singapore	—	4,147,121	—	4,147,121
Spain	—	57,917	—	57,917

BLACKROCK MIN VOL EAFE INDEX FUND OF BLACKROCK FUNDS	APRIL 30, 2017	5

Schedule of Investments (concluded)	BlackRock Min Vol EAFE Index Fund of BlackRock Funds

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets (continued):
Investments (continued):
Common Stocks (continued):
Sweden	—	$1,767,486	—	$1,767,486
Switzerland	$551,065	14,736,519	—	15,287,584
United Kingdom	—	17,610,425	—	17,610,425
Short-Term Securities	161,363	—	—	161,363

Total	$4,830,614	$106,115,340	—	$110,945,954

Derivative Financial Instruments[1]
Assets:
Equity contracts	$17,796	—	—	$17,796
Liabilities:
Equity contracts	(5,396)	—	—	(5,396)

Total	$12,400	—	—	$12,400

[1]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2017, there were no transfers between levels.

6	BLACKROCK MIN VOL EAFE INDEX FUND OF BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.7%
General Dynamics Corp.	181	$35,076
Lockheed Martin Corp.	157	42,304
Northrop Grumman Corp.	149	36,648
Raytheon Co.	423	65,654

		179,682
Air Freight & Logistics — 2.0%
C.H. Robinson Worldwide, Inc.	523	38,022
Expeditors International of Washington, Inc.	875	49,079
United Parcel Service, Inc., Class B	1,158	124,439

		211,540
Banks — 0.3%
U.S. Bancorp	515	26,409
Wells Fargo & Co.	181	9,745

		36,154
Beverages — 3.6%
Coca-Cola Co.	2,605	112,406
Constellation Brands, Inc., Class A	250	43,135
Dr. Pepper Snapple Group, Inc.	722	66,171
PepsiCo, Inc.	1,349	152,815

		374,527
Capital Markets — 0.3%
CME Group, Inc.	255	29,628
Chemicals — 1.2%
E.I. du Pont de Nemours & Co.	210	16,747
Ecolab, Inc.	262	33,822
Monsanto Co.	204	23,788
Praxair, Inc.	247	30,870
Sherwin-Williams Co.	45	15,061
Valspar Corp.	72	8,096

		128,384
Commercial Services & Supplies — 3.2%
Cintas Corp.	521	63,807
Republic Services, Inc.	1,992	125,476
Waste Connections, Inc.	155	14,263
Waste Management, Inc.	1,719	125,109

		328,655
Communications Equipment — 1.2%
Cisco Systems, Inc.	2,281	77,713
Motorola Solutions, Inc.	577	49,605

		127,318
Distributors — 0.1%
Genuine Parts Co.	148	13,619

Common Stocks	Shares	Value
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B (a)	749	$123,742
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	3,740	148,216
SBA Communications Corp. (a)	145	18,341
Verizon Communications, Inc.	2,774	127,355
Zayo Group Holdings, Inc. (a)	488	17,114

		311,026
Electric Utilities — 4.7%
American Electric Power Co., Inc.	276	18,721
Duke Energy Corp.	1,578	130,185
Eversource Energy	321	19,067
NextEra Energy, Inc.	539	71,989
Southern Co.	2,499	124,450
Westar Energy, Inc.	574	29,865
Xcel Energy, Inc.	2,194	98,840

		493,117
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	210	15,185
Energy Equipment & Services — 0.2%
Schlumberger Ltd.	260	18,873
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	204	36,214
CVS Health Corp.	147	12,119
Sysco Corp.	571	30,189
Wal-Mart Stores, Inc.	697	52,400

		130,922
Food Products — 3.4%
Campbell Soup Co.	900	51,786
Conagra Brands, Inc.	467	18,110
General Mills, Inc.	1,844	106,048
Hershey Co.	108	11,686
Hormel Foods Corp.	537	18,838
J.M. Smucker Co.	55	6,970
Kellogg Co.	989	70,219
McCormick & Co., Inc.	644	64,336

		347,993
Health Care Equipment & Supplies — 9.1%
Abbott Laboratories	1,317	57,474
Baxter International, Inc.	1,121	62,417
Becton Dickinson & Co.	780	145,836
Boston Scientific Corp. (a)	1,586	41,839
C.R. Bard, Inc.	433	133,139
Cooper Cos., Inc.	149	29,849
Hologic, Inc. (a)	440	19,866
Intuitive Surgical, Inc. (a)	148	123,709
Medtronic PLC	1,159	96,301
ResMed, Inc.	241	16,385

BLACKROCK FUNDS	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Min Vol USA Index Fund

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Stryker Corp.	1,045	$142,507
Varian Medical Systems, Inc. (a)	689	62,520
Zimmer Biomet Holdings, Inc.	132	15,794

		947,636
Health Care Providers & Services — 4.5%
Aetna, Inc.	486	65,644
Anthem, Inc.	175	31,131
Cigna Corp.	280	43,783
Express Scripts Holding Co. (a)	196	12,023
Henry Schein, Inc. (a)	239	41,538
Humana, Inc.	167	37,071
Laboratory Corp. of America Holdings (a)	348	48,772
Patterson Cos., Inc.	366	16,283
Quest Diagnostics, Inc.	265	27,960
UnitedHealth Group, Inc.	759	132,734
Universal Health Services, Inc., Class B	101	12,197

		469,136
Hotels, Restaurants & Leisure — 2.5%
Aramark	680	24,834
Chipotle Mexican Grill, Inc. (a)	12	5,694
Darden Restaurants, Inc.	314	26,750
McDonald’s Corp.	1,066	149,165
Starbucks Corp.	822	49,369

		255,812
Household Products — 4.2%
Church & Dwight Co., Inc.	1,488	73,701
Clorox Co.	629	84,091
Colgate-Palmolive Co.	1,134	81,693
Kimberly-Clark Corp.	490	63,578
Procter & Gamble Co.	1,479	129,161

		432,224
Industrial Conglomerates — 1.3%
3M Co.	319	62,470
Danaher Corp.	870	72,497

		134,967
Insurance — 7.0%
Alleghany Corp. (a)	37	22,596
Allstate Corp.	752	61,130
Aon PLC	218	26,125
Arch Capital Group Ltd. (a)	1,166	113,067
Axis Capital Holdings Ltd.	864	56,938
Chubb Ltd.	782	107,329
Cincinnati Financial Corp.	270	19,464
Everest Re Group Ltd.	294	74,003
FNF Group	443	18,141
Markel Corp. (a)	70	67,872
Marsh & McLennan Cos., Inc.	853	63,233

Common Stocks	Shares	Value
Insurance (continued)
Progressive Corp.	183	$7,269
Travelers Cos., Inc.	424	51,584
W.R. Berkley Corp.	622	42,283

		731,034
Internet Software & Services — 1.6%
Alphabet, Inc., Class A (a)	56	51,773
eBay, Inc. (a)	1,063	35,515
Facebook, Inc., Class A (a)	497	74,674

		161,962
IT Services — 9.5%
Accenture PLC, Class A	949	115,114
Automatic Data Processing, Inc.	1,488	155,481
Broadridge Financial Solutions, Inc.	754	52,735
Fidelity National Information Services, Inc.	747	62,890
Fiserv, Inc. (a)	941	112,111
Gartner, Inc. (a)	584	66,628
International Business Machines Corp.	463	74,214
Mastercard, Inc., Class A	617	71,769
Paychex, Inc.	1,998	118,441
Vantiv, Inc., Class A (a)	191	11,850
Visa, Inc., Class A	1,535	140,023

		981,256
Life Sciences Tools & Services — 0.7%
Quintiles IMS Holdings, Inc. (a)	95	8,007
Thermo Fisher Scientific, Inc.	237	39,183
Waters Corp. (a)	152	25,823

		73,013
Media — 1.6%
Charter Communications, Inc., Class A (a)	178	61,439
Comcast Corp., Class A	1,706	66,858
Omnicom Group, Inc.	176	14,453
Walt Disney Co.	187	21,617

		164,367
Metals & Mining — 0.7%
Newmont Mining Corp.	2,250	76,073
Multi-Utilities — 3.2%
Consolidated Edison, Inc.	1,643	130,257
Dominion Resources, Inc.	1,007	77,972
PG&E Corp.	959	64,301
WEC Energy Group, Inc.	958	57,978

		330,508
Multiline Retail — 0.4%
Target Corp.	658	36,749

2	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Min Vol USA Index Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	156	$16,645
Exxon Mobil Corp.	1,466	119,699
Occidental Petroleum Corp.	571	35,139

		171,483
Pharmaceuticals — 4.5%
Allergan PLC	27	6,584
Eli Lilly & Co.	1,097	90,020
Johnson & Johnson	1,227	151,498
Merck & Co., Inc.	1,577	98,294
Pfizer, Inc.	3,560	120,755

		467,151
Professional Services — 0.3%
Equifax, Inc.	64	8,660
Verisk Analytics, Inc. (a)	259	21,448

		30,108
Real Estate Investment Trusts (REITs) — 9.7%
AGNC Investment Corp.	3,228	68,014
American Tower Corp.	115	14,483
Annaly Capital Management, Inc.	9,712	114,699
AvalonBay Communities, Inc.	678	128,712
Boston Properties, Inc.	54	6,836
Camden Property Trust	101	8,315
Crown Castle International Corp.	941	89,019
Digital Realty Trust, Inc.	235	26,987
Equity Residential	915	59,091
Essex Property Trust, Inc.	162	39,604
Extra Space Storage, Inc.	95	7,175
Federal Realty Investment Trust	388	50,785
Macerich Co.	479	29,904
National Retail Properties, Inc.	124	5,235
Public Storage	418	87,521
Realty Income Corp.	1,064	62,085
Regency Centers Corp.	502	31,716
Simon Property Group, Inc.	352	58,172
UDR, Inc.	1,396	52,127
Ventas, Inc.	411	26,308
Welltower, Inc.	570	40,721

		1,007,509
Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.	1,041	37,632
Software — 3.6%
Adobe Systems, Inc. (a)	435	58,177
ANSYS, Inc. (a)	518	57,063
Cadence Design Systems, Inc. (a)	882	28,727
Intuit, Inc.	97	12,146
Microsoft Corp.	955	65,379
Oracle Corp.	1,047	47,073
Synopsys, Inc. (a)	1,329	97,947

Common Stocks	Shares	Value
Software (continued)
VMware, Inc., Class A (a)	82	$7,718

		374,230
Specialty Retail — 3.1%
AutoZone, Inc. (a)	112	77,525
Foot Locker, Inc.	101	7,811
Home Depot, Inc.	499	77,894
Lowe’s Cos., Inc.	360	30,557
O’Reilly Automotive, Inc. (a)	65	16,130
Ross Stores, Inc.	267	17,355
TJX Cos., Inc.	1,223	96,177

		323,449
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.	42	6,033
Tobacco — 1.6%
Altria Group, Inc.	1,457	104,583
Philip Morris International, Inc.	418	46,331
Reynolds American, Inc.	265	17,093

		168,007
Water Utilities — 0.2%
American Water Works Co., Inc.	324	25,842
Total Common Stocks — 99.0%		10,276,546

Exchange Traded Funds — 0.4%
iShares Edge MSCI Min Vol USA ETF (b)	850	41,132
Total Long-Term Investments (Cost — $9,903,926) — 99.4%		10,317,678

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (b)(c)	21,082	21,082
Total Short-Term Securities (Cost — $21,082) — 0.2%		21,082
Total Investments (Cost — $9,925,008*) — 99.6%		10,338,760
Other Assets Less Liabilities — 0.4%		38,265

Net Assets — 100.0%		$10,377,025

BLACKROCK FUNDS	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Min Vol USA Index Fund

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$9,925,008

Gross unrealized appreciation	$748,017
Gross unrealized depreciation	(334,265)

Net unrealized appreciation	$413,752

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	21,082	[2]	—	21,082	$21,082	$172	$1	—
BlackRock Premier Government Institutional Fund	111,089	—		(111,089)[3]	—	—	74	—	—
iShares Edge MSCI Min Vol USA ETF	—	3,159		(2,309)	850	41,132	281	1,450	$1,477
Total						$62,214	$527	$1,451	$1,477

[1] Includes net capital gain distributions.
[2] Net shares purchased.
[3] Net shares sold.

(c)	Current yield as of period end.

For Fund compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock Min Vol USA Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investment is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$10,276,546	—	—	$10,276,546
Exchange Traded Funds	41,132	—	—	41,132
Short-Term Securities	21,082	—	—	21,082

Total	$10,338,760	—	—	$10,338,760

[1] See above Schedule of Investments for values in each sector.

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS	APRIL 30, 2017	5

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Multifactor International Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.9%
Aristocrat Leisure Ltd.	4,070	$59,811
Bendigo & Adelaide Bank Ltd.	3,485	32,071
Cochlear Ltd.	438	45,850
Dexus Property Group	8,228	62,829
Domino’s Pizza Enterprises Ltd.	469	21,447
Flight Centre Travel Group Ltd.	425	9,997
Fortescue Metals Group Ltd.	11,700	46,375
Goodman Group	13,445	81,634
GPT Group	13,735	53,952
Harvey Norman Holdings Ltd.	4,248	13,324
Lend Lease Group (a)	4,221	50,676
Mirvac Group	27,843	47,291
Qantas Airways Ltd.	3,941	12,492
REA Group Ltd.	403	18,508
Vocus Group Ltd.	3,846	9,696
Westfield Corp.	14,836	100,892

		666,845
Belgium — 1.2%
Ageas	1,540	63,057
Colruyt SA	515	26,464
Umicore SA	728	42,651

		132,172
Canada — 5.0%
CAE, Inc.	2,020	30,854
Cameco Corp.	3,026	29,017
CCL Industries, Inc., Class B	213	49,308
Constellation Software, Inc.	146	66,776
Industrial Alliance Insurance & Financial Services, Inc.	784	33,076
Keyera Corp.	1,396	38,637
Linamar Corp.	374	15,902
Magna International, Inc.	3,067	128,113
Metro, Inc.	1,821	62,405
Teck Resources Ltd., Class B	4,261	88,401
Veresen, Inc.	2,346	26,174

		568,663
Denmark — 1.8%
Coloplast A/S, Class B	927	79,375
DSV A/S	1,472	81,969
Tryg A/S	880	16,884
William Demant Holding A/S (b)	936	21,423

		199,651
Finland — 2.5%
Elisa OYJ	1,088	37,000
Kone OYJ, Class B	224	10,253
Neste OYJ	980	39,934
Orion OYJ, Class B	783	44,873
Stora Enso OYJ, Class R	4,211	49,976

Common Stocks	Shares	Value
Finland (continued)
UPM-Kymmene OYJ	4,080	$107,494

		289,530
France — 9.5%
Arkema SA	510	54,000
AtoS SE	673	88,153
AXA SA	5,968	159,227
Cap Gemini SA	399	39,949
Cie Generale des Etablissements Michelin	1,450	189,661
CNP Assurances	1,312	27,406
Electricite de France SA	2,555	21,329
Renault SA	1,470	137,079
Rexel SA	2,272	40,574
SCOR SE	1,248	49,367
SEB SA	170	27,376
Societe BIC SA	220	24,723
Thales SA	807	84,821
Valeo SA	1,800	129,528

		1,073,193
Germany — 8.7%
adidas AG	1,467	294,117
Covestro AG (c)	687	53,539
Deutsche Lufthansa AG, Registered Shares	1,776	30,640
Evonik Industries AG	603	20,134
Fuchs Petrolub SE, Preference Shares	532	27,440
GEA Group AG	1,374	58,412
Hannover Rueck SE	461	55,304
HeidelbergCement AG	1,078	99,798
Infineon Technologies AG	8,720	180,238
Innogy SE (c)	1,044	38,382
K+S AG, Registered Shares	1,461	34,857
Metro AG	1,363	44,855
OSRAM Licht AG	681	45,620

		983,336
Hong Kong — 2.9%
HK Electric Investments & HK Electric Investments Ltd. (a)(c)	20,500	18,125
Hysan Development Co. Ltd.	5,000	23,581
Kerry Properties Ltd.	5,000	18,692
NWS Holdings Ltd.	12,321	23,138
Sino Land Co. Ltd.	24,235	41,012
WH Group Ltd. (c)	61,500	54,867
Wharf Holdings Ltd.	10,000	85,260
Wheelock & Co. Ltd.	6,000	46,737
Yue Yuen Industrial Holdings Ltd.	5,500	21,743

		333,155

BLACKROCK FUNDS	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Multifactor International Index Fund

Common Stocks	Shares	Value
Ireland — 0.5%
DCC PLC	677	$62,512
Israel — 1.2%
Bank Hapoalim BM	8,105	50,545
Bank Leumi Le-Israel BM (b)	10,683	49,961
Mizrahi Tefahot Bank Ltd.	1,064	17,164
Taro Pharmaceutical Industries Ltd. (b)	115	13,438

		131,108
Italy — 0.2%
UnipolSai SpA	8,608	19,773
Japan — 20.9%
Aeon Mall Co. Ltd.	900	15,306
Air Water, Inc.	1,000	19,261
Alfresa Holdings Corp.	1,400	25,281
Amada Holdings Co. Ltd.	2,600	30,912
Bank of Kyoto Ltd.	2,000	15,839
Brother Industries Ltd.	1,800	37,036
Chiba Bank Ltd.	5,000	33,495
Chugoku Bank Ltd.	1,200	17,827
Concordia Financial Group Ltd.	8,800	40,478
Daicel Corp.	2,200	25,255
Daito Trust Construction Co. Ltd.	500	73,576
Daiwa House Industry Co. Ltd.	4,300	127,835
DeNA Co. Ltd.	800	17,150
Fukuoka Financial Group, Inc.	6,000	27,371
Hachijuni Bank Ltd.	3,100	18,307
Hiroshima Bank Ltd.	4,000	17,268
Hitachi Chemical Co. Ltd.	800	22,911
Hitachi High-Technologies Corp.	500	19,960
Hitachi Metals Ltd.	1,600	22,407
Idemitsu Kosan Co. Ltd.	700	22,380
Iida Group Holdings Co. Ltd.	1,100	17,518
ITOCHU Corp.	11,400	161,310
Japan Airlines Co. Ltd.	900	28,423
JSR Corp.	1,500	27,413
Kakaku.com, Inc.	1,100	15,875
Kamigumi Co. Ltd.	2,000	18,174
Kaneka Corp.	2,000	15,770
Koito Manufacturing Co. Ltd.	900	46,506
Konami Holdings Corp.	700	29,139
Kuraray Co. Ltd.	2,700	43,576
Kyushu Financial Group, Inc.	2,700	16,835
Lion Corp.	2,000	36,140
Maruichi Steel Tube Ltd.	400	11,343
Mebuki Financial Group, Inc.	7,100	27,859
Medipal Holdings Corp.	1,000	16,568
Miraca Holdings, Inc.	400	18,442
Mitsubishi Chemical Holdings Corp.	10,400	81,403
Mitsubishi Gas Chemical Co., Inc.	1,500	32,075
Mixi, Inc.	400	22,190

Common Stocks	Shares	Value
Japan (continued)
Nippon Electric Glass Co. Ltd.	3,000	$18,607
Nippon Telegraph & Telephone Corp.	5,100	218,564
Nisshin Seifun Group, Inc.	1,500	23,047
NOK Corp.	700	16,685
Oji Holdings Corp.	8,000	38,720
Oracle Corp. Japan	300	17,284
Osaka Gas Co. Ltd.	14,000	52,405
Park24 Co. Ltd.	800	20,641
Pola Orbis Holdings, Inc.	800	18,474
Stanley Electric Co. Ltd.	1,200	35,139
Start Today Co. Ltd.	1,500	32,007
Subaru Corp.	4,900	185,769
Sumitomo Dainippon Pharma Co. Ltd.	1,200	19,708
Sumitomo Heavy Industries Ltd.	4,000	27,904
Sumitomo Rubber Industries Ltd.	1,300	23,398
Sundrug Co. Ltd.	600	21,043
Suruga Bank Ltd.	1,300	27,179
Suzuken Co. Ltd.	600	19,854
Taiheiyo Cement Corp.	9,000	29,909
Teijin Ltd.	1,400	27,126
Toho Gas Co. Ltd.	3,000	21,444
Toppan Printing Co. Ltd.	4,000	40,267
Toyo Suisan Kaisha Ltd.	700	26,290
Toyoda Gosei Co. Ltd.	500	13,288
Tsuruha Holdings, Inc.	300	30,368
Yamada Denki Co. Ltd.	4,800	25,208
Yamaguchi Financial Group, Inc.	2,000	22,159
Yokogawa Electric Corp.	1,700	26,274

		2,375,175
Luxembourg — 0.2%
RTL Group SA (b)	291	22,554
Netherlands — 3.5%
Aegon NV	13,838	70,627
Koninklijke Ahold Delhaize NV	9,764	202,264
Koninklijke Boskalis Westminster NV	293	10,777
Koninklijke Vopak NV	538	24,279
NN Group NV	2,586	85,738

		393,685
Singapore — 0.8%
Golden Agri-Resources Ltd.	54,000	13,892
SATS Ltd.	5,100	18,597
Singapore Exchange Ltd.	6,100	32,324
UOL Group Ltd.	3,700	19,164
Yangzijiang Shipbuilding Holdings Ltd.	14,700	12,078

		96,055

2	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multifactor International Index Fund

Common Stocks	Shares	Value
Spain — 1.5%
Mapfre SA	8,100	$28,253
Repsol SA	8,478	133,811
Zardoya Otis SA	1,329	12,299

		174,363
Sweden — 1.6%
Boliden AB	2,087	59,622
L E Lundbergforetagen AB — B Shares	286	20,708
Securitas AB, Class B	2,394	39,569
Skanska AB, Class B	2,555	61,069

		180,968
Switzerland — 12.2%
Actelion Ltd. (b)	729	206,428
Aryzta AG (b)	667	21,655
Baloise Holding AG, Registered Shares	382	56,015
Coca-Cola HBC AG (b)	1,360	37,730
EMS-Chemie Holding AG, Registered Shares	63	39,477
Geberit AG, Registered Shares	297	135,286
Kuehne & Nagel International AG, Registered Shares	413	62,460
Lonza Group AG, Registered Shares (b)	466	95,348
Pargesa Holding SA, Bearer Shares	261	19,514
Partners Group Holding AG	133	80,399
Schindler Holding AG, Participation Certificates	295	60,281
Schindler Holding AG, Registered Shares	157	31,187
SGS SA, Registered Shares	42	94,576
Sika AG, Bearer Shares	17	108,500
Swiss Life Holding AG, Registered Shares (b)	246	80,058
Swiss Prime Site AG, Registered Shares	532	46,121
Swiss Re AG	2,356	204,923

		1,379,958
United Kingdom — 18.5%
3i Group PLC	7,433	76,389
Aberdeen Asset Management PLC	6,933	25,051
Admiral Group PLC	1,615	42,056
Ashtead Group PLC	3,767	79,468
Babcock International Group PLC	1,900	22,133
BAE Systems PLC	24,957	202,700
Barratt Developments PLC	7,661	57,485
Berkeley Group Holdings PLC	993	41,882
Bunzl PLC	2,562	79,868
Croda International PLC	1,004	48,938

Common Stocks	Shares	Value
United Kingdom (continued)
Direct Line Insurance Group PLC	10,510	$47,494
Dixons Carphone PLC	7,481	32,498
GKN PLC	13,101	60,884
Hargreaves Lansdown PLC	1,994	35,599
IMI PLC	2,079	34,432
Investec PLC	2,658	19,692
ITV PLC	27,735	75,429
J. Sainsbury PLC	14,196	50,615
Johnson Matthey PLC	1,454	56,086
Meggitt PLC	5,925	35,482
Mondi PLC	2,807	72,621
Old Mutual PLC	37,046	93,044
Persimmon PLC	2,351	70,937
Petrofac Ltd.	1,980	20,867
Provident Financial PLC	1,126	46,737
Randgold Resources Ltd.	462	40,640
RELX PLC	8,005	162,299
Sage Group PLC	8,250	71,611
Smith & Nephew PLC	6,735	110,650
Smiths Group PLC	3,020	64,201
Tate & Lyle PLC	3,565	34,961
Taylor Wimpey PLC	24,911	64,527
Travis Perkins PLC	1,899	39,605
William Hill PLC	6,761	25,688
WM Morrison Supermarkets PLC	16,956	52,672
Wolseley PLC	119	7,563

		2,102,804
Total Long-Term Investments (Cost — $9,844,495) — 98.6%		11,185,500

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (d)(e)	8,077	8,077
Total Short-Term Securities (Cost — $8,077) — 0.1%		8,077
Total Investments (Cost — $9,852,572) — 98.7%		11,193,577
Other Assets Less Liabilities — 1.3%		146,178

Net Assets — 100.0%		$11,339,755

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$9,862,876

Gross unrealized appreciation	$1,577,062
Gross unrealized depreciation	(246,361)

Net unrealized appreciation	$1,330,701

BLACKROCK FUNDS	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Multifactor International Index Fund

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	8,077	8,077	$8,077	$34	—	—
BlackRock Premier Government Institutional Fund	5,173	(5,173)	—	—	2	—	—
Total				$8,077	$36	—	—

(e)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
3	Euro Stoxx 50 Index	June 2017	$114,638	$2,610

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

4	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multifactor International Index Fund

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$666,845	—	$666,845
Belgium	—	132,172	—	132,172
Canada	$568,663	—	—	568,663
Denmark	—	199,651	—	199,651
Finland	—	289,530	—	289,530
France	—	1,073,193	—	1,073,193
Germany	38,382	944,954	—	983,336
Hong Kong	21,743	311,412	—	333,155
Ireland	—	62,512	—	62,512
Israel	13,438	117,670	—	131,108
Italy	—	19,773	—	19,773
Japan	—	2,375,175	—	2,375,175
Luxembourg	—	22,554	—	22,554
Netherlands	—	393,685	—	393,685
Singapore	—	96,055	—	96,055
Spain	—	174,363	—	174,363
Sweden	—	180,968	—	180,968
Switzerland	206,428	1,173,530	—	1,379,958
United Kingdom	—	2,102,804	—	2,102,804
Short-Term Securities	8,077	—	—	8,077

Total	$856,731	$10,336,846	—	$11,193,577

BLACKROCK FUNDS	APRIL 30, 2017	5

Schedule of Investments (concluded)	BlackRock Multifactor International Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity Contracts	$2,610	—	—	$2,610
[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2017, there were no transfers between levels.

6	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 1.0%
iShares Edge MSCI Multifactor USA ETF (a)	3,966	$111,762
Total Affiliated Investment Companies (Cost — $110,742) — 1.0%		111,762

Common Stocks
Aerospace & Defense — 3.3%
Autoliv, Inc.	462	46,288
Core Laboratories NV	229	25,378
Huntington Ingalls Industries, Inc.	245	49,218
L3 Technologies, Inc.	404	69,395
Northrop Grumman Corp.	744	182,994

		373,273
Airlines — 0.9%
American Airlines Group, Inc.	688	29,322
Southwest Airlines Co.	813	45,707
United Continental Holdings, Inc. (b)	419	29,418

		104,447
Auto Components — 0.9%
Goodyear Tire & Rubber Co.	1,336	48,403
Lear Corp.	372	53,070

		101,473
Automobiles — 2.1%
General Motors Co.	6,980	241,787
Banks — 0.9%
Citizens Financial Group, Inc.	2,698	99,044
Beverages — 0.8%
Dr. Pepper Snapple Group, Inc.	949	86,976
Biotechnology — 2.0%
Gilead Sciences, Inc.	2,918	200,029
United Therapeutics Corp. (b)	227	28,534

		228,563
Building Products — 0.4%
AO Smith Corp.	777	41,865
Capital Markets — 0.6%
Eaton Vance Corp.	585	25,114
Raymond James Financial, Inc.	650	48,438

		73,552

Common Stocks	Shares	Value
Chemicals — 3.0%
Celanese Corp., Series A	757	$65,889
Eastman Chemical Co.	752	59,972
International Flavors & Fragrances, Inc.	417	57,792
LyondellBasell Industries NV, Class A	1,847	156,552

		340,205
Communications Equipment — 0.6%
Harris Corp.	650	72,728
Construction & Engineering — 0.6%
Fluor Corp.	724	37,156
Jacobs Engineering Group, Inc.	633	34,764

		71,920
Containers & Packaging — 1.4%
Avery Dennison Corp.	470	39,109
Packaging Corp. of America	490	48,402
WestRock Co.	1,307	70,003

		157,514
Distributors — 0.6%
Genuine Parts Co.	763	70,211
Diversified Telecommunication Services — 3.7%
AT&T, Inc.	8,726	345,811
CenturyLink, Inc.	2,837	72,826

		418,637
Electric Utilities — 4.0%
Edison International	1,624	129,871
Entergy Corp.	935	71,303
Exelon Corp.	4,821	166,951
OGE Energy Corp.	1,038	36,102
Pinnacle West Capital Corp.	571	48,587

		452,814
Electrical Equipment — 0.9%
Rockwell Automation, Inc.	661	104,008
Electronic Equipment, Instruments & Components — 3.7%
Arrow Electronics, Inc. (b)	481	33,910
Avnet, Inc.	669	25,884
Corning, Inc.	4,994	144,077
Flex Ltd. (b)	2,839	43,891
FLIR Systems, Inc.	694	25,491
TE Connectivity Ltd.	1,860	143,908

		417,161
Energy Equipment & Services — 0.3%
Helmerich & Payne, Inc.	562	34,080
Food Products — 5.0%
Archer-Daniels-Midland Co.	3,047	139,400
Bunge Ltd.	730	57,692

BLACKROCK FUNDS	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Multifactor USA Index Fund

Common Stocks	Shares	Value
Food Products (continued)
Campbell Soup Co.	1,024	$58,921
Hormel Foods Corp.	1,476	51,778
Ingredion, Inc.	382	47,299
J.M. Smucker Co.	613	77,680
McCormick & Co., Inc.	320	31,968
Tyson Foods, Inc., Class A	1,559	100,181

		564,919
Gas Utilities — 0.8%
Atmos Energy Corp.	550	44,561
UGI Corp.	915	45,896

		90,457
Health Care Equipment & Supplies — 2.8%
Align Technology, Inc. (b)	378	50,886
Edwards Lifesciences Corp. (b)	1,113	122,063
ResMed, Inc.	738	50,177
Teleflex, Inc.	232	47,999
Varian Medical Systems, Inc. (b)	487	44,190

		315,315
Health Care Providers & Services — 8.5%
Aetna, Inc.	1,779	240,290
Anthem, Inc.	1,334	237,305
Cardinal Health, Inc.	1,656	120,209
Cigna Corp.	1,303	203,750
MEDNAX, Inc. (b)	477	28,792
Quest Diagnostics, Inc.	731	77,128
Universal Health Services, Inc., Class B	453	54,704

		962,178
Household Products — 2.2%
Kimberly-Clark Corp.	1,885	244,579
Insurance — 10.2%
Aflac, Inc.	2,108	157,847
Alleghany Corp. (b)	44	26,871
Arch Capital Group Ltd. (b)	647	62,740
Assurant, Inc.	321	30,893
Axis Capital Holdings Ltd.	482	31,764
Cincinnati Financial Corp.	800	57,672
FNF Group	1,260	51,597
Lincoln National Corp.	1,225	80,764
Loews Corp.	1,474	68,718
Markel Corp. (b)	71	68,842
MetLife, Inc.	3,567	184,806
Principal Financial Group, Inc.	1,476	96,132
Reinsurance Group of America, Inc.	333	41,638
Torchmark Corp.	602	46,179
Unum Group	1,238	57,357
W.R. Berkley Corp.	505	34,330

Common Stocks	Shares	Value
Insurance (continued)
XL Group Ltd.	1,451	$60,724

		1,158,874
Internet Software & Services — 0.4%
MercadoLibre, Inc.	207	47,384
IT Services — 5.6%
Accenture PLC, Class A	2,074	251,576
Broadridge Financial Solutions, Inc.	626	43,782
DXC Technology Co. (b)	1,475	111,127
Paychex, Inc.	1,653	97,990
Total System Services, Inc.	835	47,854
Western Union Co.	2,564	50,921
Xerox Corp.	4,475	32,175

		635,425
Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	1,661	91,438
Mettler-Toledo International, Inc. (b)	139	71,365
Waters Corp. (b)	422	71,694

		234,497
Machinery — 1.2%
AGCO Corp.	346	22,140
Cummins, Inc.	721	108,828

		130,968
Media — 1.1%
News Corp., Class A	1,978	25,160
Omnicom Group, Inc.	1,212	99,530

		124,690
Metals & Mining — 1.7%
Newmont Mining Corp.	2,757	93,214
Nucor Corp.	1,609	98,680

		191,894
Multi-Utilities — 3.1%
Ameren Corp.	1,238	67,706
Consolidated Edison, Inc.	1,544	122,408
Public Service Enterprise Group, Inc.	2,649	116,689
SCANA Corp.	695	46,085

		352,888
Oil, Gas & Consumable Fuels — 3.8%
Marathon Petroleum Corp.	707	36,015
Phillips 66	2,400	190,944
Tesoro Corp.	609	48,543
Valero Energy Corp.	2,381	153,836

		429,338

2	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multifactor USA Index Fund

Common Stocks	Shares	Value
Professional Services — 0.3%
ManpowerGroup, Inc.	361	$36,454
Real Estate Investment Trusts (REITs) — 6.5%
HCP, Inc.	2,430	76,180
Liberty Property Trust	763	30,955
Mid-America Apartment Communities, Inc.	599	59,427
National Retail Properties, Inc.	780	32,932
Public Storage	773	161,851
Realty Income Corp.	1,359	79,298
Ventas, Inc.	1,846	118,162
VEREIT, Inc.	5,016	41,984
Weyerhaeuser Co.	3,905	132,262

		733,051
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	234	26,877
Road & Rail — 0.1%
AMERCO, Inc.	37	13,855
Semiconductors & Semiconductor Equipment — 3.0%
Marvell Technology Group Ltd.	2,251	33,810
NVIDIA Corp.	2,492	259,916
Qorvo, Inc. (b)	665	45,240

		338,966
Software — 2.4%
CA, Inc.	1,644	53,972
CDK Global, Inc.	672	43,687
Intuit, Inc.	718	89,901
Microsoft Corp.	443	30,328
Synopsys, Inc. (b)	799	58,886

		276,774
Specialty Retail — 2.8%
Best Buy Co., Inc.	1,474	76,368
Dick’s Sporting Goods, Inc.	458	23,152
Foot Locker, Inc.	691	53,442

Common Stocks	Shares	Value
Specialty Retail (continued)
Ross Stores, Inc.	2,041	$132,665
Staples, Inc.	3,379	33,013

		318,640
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	937	134,600
Hewlett Packard Enterprise Co.	8,681	161,727
NetApp, Inc.	1,457	58,061
Seagate Technology PLC	1,507	63,490

		417,878
Wireless Telecommunication Services — 0.3%
Sprint Corp. (b)	4,135	37,339
Total Common Stock (Cost — $9,997,710) — 98.5%		11,173,498
Total Long-Term Investments (Cost — $10,108,452) — 99.5%		11,285,260

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (a)(c)	15,649	15,649
Total Short-Term Securities (Cost — $15,649) — 0.1%		15,649
Total Investments (Cost — $10,124,101) — 99.6%		11,300,909
Other Assets Less Liabilities — 0.4%		45,864

Net Assets — 100.0%		$11,346,773

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$10,124,101

Gross unrealized appreciation	$1,380,994
Gross unrealized depreciation	(204,186)

Net unrealized appreciation	$1,176,808

Notes to Schedule of Investments

(a)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	15,649	[1]	—	15,649	$15,649	$224	$1	—

BLACKROCK FUNDS	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Multifactor USA Index Fund

Affiliate	Shares Held at July 31, 2016	Shares Purchased	Shares Sold	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Premier Government Institutional Fund	105,026	—	(105,026)[2]	—	—	$39	—	—
iShares Edge MSCI Multifactor USA ETF	—	3,966	—	3,966	$111,762	485	$(420)	$1,020
Total					$127,411	$748	$(419)	$1,020

[1] Represents net shares purchased.
[2] Represents net shares sold.

(b)	Non-income producing security.

(c)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock Multifactor USA Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$111,762	—	—	$111,762
Common Stocks[1]	11,173,498	—	—	11,173,498
Short-Term Securities	15,649	—	—	15,649

Total	$11,300,909	—	—	$11,300,909

[1] See above Schedule of Investments for values in each sector.

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS	APRIL 30, 2017	5

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock USA Momentum Factor Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.2%
Huntington Ingalls Industries, Inc.	130	$26,116
Lockheed Martin Corp.	544	146,581
Northrop Grumman Corp.	498	122,488
Raytheon Co.	693	107,560
TransDigm Group, Inc.	255	62,916

		465,661
Banks — 0.4%
Fifth Third Bancorp	1,939	47,370
Beverages — 1.0%
Constellation Brands, Inc., Class A	425	73,330
Molson Coors Brewing Co., Class B	396	37,972

		111,302
Biotechnology — 0.2%
Seattle Genetics, Inc. (a)	256	17,485
Building Products — 0.2%
AO Smith Corp.	369	19,882
Chemicals — 0.4%
Albemarle Corp.	413	44,980
Commercial Services & Supplies — 2.3%
Cintas Corp.	266	32,577
Republic Services, Inc.	854	53,794
Waste Connections, Inc.	669	61,561
Waste Management, Inc.	1,487	108,224

		256,156
Communications Equipment — 0.3%
F5 Networks, Inc. (a)	219	28,279
Construction & Engineering — 0.2%
Jacobs Engineering Group, Inc.	310	17,025
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	116	25,542
Vulcan Materials Co.	250	30,220

		55,762
Containers & Packaging — 0.3%
Packaging Corp. of America	279	27,560
Diversified Financial Services — 1.2%
MSCI, Inc.	193	19,362
S&P Global, Inc.	812	108,962

		128,324
Diversified Telecommunication Services — 0.1%
Zayo Group Holdings, Inc. (a)	405	14,203
Electric Utilities — 4.2%
Edison International	796	63,656
NextEra Energy, Inc.	1,440	192,326
Pinnacle West Capital Corp.	273	23,230

Common Stocks	Shares	Value
Electric Utilities (continued)
Southern Co.	2,004	$99,799
Westar Energy, Inc.	583	30,333
Xcel Energy, Inc.	1,133	51,042

		460,386
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	987	71,370
Corning, Inc.	2,881	83,117
Flex Ltd. (a)	1,591	24,597

		179,084
Food & Staples Retailing — 0.6%
Sysco Corp.	1,154	61,012
Food Products — 1.2%
Conagra Brands, Inc.	972	37,694
Ingredion, Inc.	267	33,060
Tyson Foods, Inc., Class A	982	63,103

		133,857
Gas Utilities — 0.4%
Atmos Energy Corp.	229	18,553
UGI Corp.	587	29,444

		47,997
Health Care Equipment & Supplies — 4.3%
Align Technology, Inc. (a)	188	25,309
Baxter International, Inc.	1,389	77,339
Becton Dickinson & Co.	469	87,689
IDEXX Laboratories, Inc. (a)	367	61,557
Intuitive Surgical, Inc. (a)	94	78,572
Stryker Corp.	862	117,551
Varian Medical Systems, Inc. (a)	260	23,592

		471,609
Health Care Providers & Services — 3.7%
UnitedHealth Group, Inc.	2,311	404,148
Hotels, Restaurants & Leisure — 1.0%
Domino’s Pizza, Inc.	249	45,166
Las Vegas Sands Corp.	1,126	66,423

		111,589
Household Durables — 0.1%
Garmin Ltd.	304	15,455
Household Products — 5.1%
Church & Dwight Co., Inc.	562	27,836
Procter & Gamble Co.	5,958	520,312
Spectrum Brands Holdings, Inc.	114	16,385

		564,533
Industrial Conglomerates — 0.9%
Danaher Corp.	1,249	104,079

BLACKROCK USA MOMENTUM FACTOR INDEX FUND	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock USA Momentum Factor Index Fund

Common Stocks	Shares	Value
Insurance — 2.1%
Aon PLC	634	$75,979
Cincinnati Financial Corp.	472	34,027
Everest Re Group Ltd.	20	5,034
Loews Corp.	873	40,699
Principal Financial Group, Inc.	848	55,230
Reinsurance Group of America, Inc.	200	25,008

		235,977
Internet & Direct Marketing Retail — 5.4%
Amazon.com, Inc. (a)	647	598,468
Internet Software & Services — 11.8%
Akamai Technologies, Inc. (a)	470	28,642
Alphabet, Inc., Class A (a)	324	299,544
Alphabet, Inc., Class C (a)	322	291,719
Facebook, Inc., Class A (a)	4,225	634,806
MercadoLibre, Inc.	147	33,650
Zillow Group, Inc., Class C (a)	423	16,497

		1,304,858
IT Services — 1.1%
DXC Technology Co. (a)	1,312	98,846
Vantiv, Inc., Class A (a)	321	19,915

		118,761
Life Sciences Tools & Services — 0.4%
Mettler-Toledo International, Inc. (a)	86	44,154
Machinery — 1.4%
Illinois Tool Works, Inc.	870	120,138
Xylem, Inc.	573	29,458

		149,596
Media — 1.9%
Charter Communications, Inc., Class A (a)	525	181,209
Liberty Broadband Corp., Class C (a)	317	28,898

		210,107
Metals & Mining — 0.5%
Newmont Mining Corp.	1,597	53,995
Multi-Utilities — 2.1%
Alliant Energy Corp.	656	25,794
Ameren Corp.	459	25,103
CenterPoint Energy, Inc.	982	28,016
CMS Energy Corp.	592	26,877
DTE Energy Co.	452	47,275
NiSource, Inc.	677	16,417
SCANA Corp.	373	24,733

Common Stocks	Shares	Value
Multi-Utilities (continued)
WEC Energy Group, Inc.	619	$37,462

		231,677
Oil, Gas & Consumable Fuels — 0.6%
Continental Resources, Inc. (a)	222	9,415
ONEOK, Inc.	604	31,777
Parsley Energy, Inc., Class A (a)	965	28,747

		69,939
Pharmaceuticals — 4.7%
Johnson & Johnson	4,235	522,895
Professional Services — 0.3%
Equifax, Inc.	247	33,422
Real Estate Investment Trusts (REITs) — 4.4%
Alexandria Real Estate Equities, Inc.	272	30,603
American Tower Corp.	1,081	136,141
Digital Realty Trust, Inc.	416	47,774
Duke Realty Corp.	1,232	34,163
Equinix, Inc.	176	73,515
Liberty Property Trust	418	16,958
Prologis, Inc.	1,596	86,839
Ventas, Inc.	911	58,313

		484,306
Semiconductors & Semiconductor Equipment — 13.6%
Applied Materials, Inc.	5,467	222,015
Broadcom Ltd.	1,043	230,305
Lam Research Corp.	529	76,626
Marvell Technology Group Ltd.	1,775	26,661
Microchip Technology, Inc.	676	51,092
Micron Technology, Inc. (a)	2,827	78,223
NVIDIA Corp.	2,731	284,843
QUALCOMM, Inc.	4,819	258,973
Texas Instruments, Inc.	3,401	269,291

		1,498,029
Software — 9.3%
Activision Blizzard, Inc.	1,685	88,041
Adobe Systems, Inc. (a)	1,275	170,519
Autodesk, Inc. (a)	555	49,989
Microsoft Corp.	8,118	555,758
Symantec Corp.	3,081	97,452
Synopsys, Inc. (a)	580	42,746
VMware, Inc., Class A (a)	245	23,059

		1,027,564
Specialty Retail — 0.5%
Dick’s Sporting Goods, Inc.	251	12,688
Ulta Salon Cosmetics & Fragrance, Inc. (a)	163	45,875

		58,563

2	BLACKROCK USA MOMENTUM FACTOR INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock USA Momentum Factor Index Fund

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 1.8%
Hewlett Packard Enterprise Co.	7,187	$133,894
NetApp, Inc.	780	31,083
Seagate Technology PLC	744	31,345

		196,322
Tobacco — 1.1%
Reynolds American, Inc.	1,948	125,646
Water Utilities — 0.4%
American Water Works Co., Inc.	497	39,641
Wireless Telecommunication Services — 0.8%
Sprint Corp. (a)	2,565	23,162
T-Mobile U.S., Inc. (a)	910	61,216

		84,378
Total Common Stock (Cost — $9,861,394) — 98.6%		10,876,036

Investment Companies
Equity Funds — 0.8%
iShares Edge MSCI USA Momentum Factor ETF (b)	1,030	87,323
Total Investment Companies (Cost — $84,307) — 0.8%		87,323
Total Long-Term Investments (Cost — $9,945,701) — 99.4%		10,963,359

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (b)(c)	19,615	$19,615
Total Short-Term Securities (Cost — $19,615) — 0.2%		19,615
Total Investments (Cost — $9,965,316*) — 99.6%		10,982,974
Other Assets Less Liabilities — 0.4%		48,481

Net Assets — 100.0%		$11,031,455

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$9,965,316

Gross unrealized appreciation	$1,126,817
Gross unrealized depreciation	(109,159)

Net unrealized appreciation	$1,017,658

BLACKROCK USA MOMENTUM FACTOR INDEX FUND	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock USA Momentum Factor Index Fund

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Purchased		Shares Value Sold	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	19,615	[1]	—	19,615	$19,615	$25	—	—
iShares Edge MSCI USA Momentum Factor ETF	1,290		(260)	1,030	87,323	212	$198	$3,016
Total					$106,938	$237	$198	$3,016

[1] Represents net shares purchased for the period December 20, 2016, the commencement of operations, to April 30, 2017.

(c)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recongnized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector subclassifications for reporting ease.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard and Poor’s

4	BLACKROCK USA MOMENTUM FACTOR INDEX FUND	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock USA Momentum Factor Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$10,876,036	—	—	$10,876,036
Investment Companies	87,323	—	—	87,323
Short-Term Securities	19,615	—	—	19,615

Total	$10,982,974	—	—	$10,982,974

[1] See above Schedule of Investments for values in each sector.

BLACKROCK USA MOMENTUM FACTOR INDEX FUND	APRIL 30, 2017	5

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock USA Quality Factor Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 5.4%
Boeing Co.	1,443	$266,710
Core Laboratories NV	136	15,072
General Dynamics Corp.	493	95,538
Huntington Ingalls Industries, Inc.	82	16,473
Northrop Grumman Corp.	329	80,921
Raytheon Co.	521	80,864
Rockwell Collins, Inc.	250	26,022

		581,600
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	301	21,883
Expeditors International of Washington, Inc.	361	20,248

		42,131
Airlines — 0.2%
Southwest Airlines Co.	303	17,035
Auto Components — 0.4%
Delphi Automotive PLC	575	46,230
Beverages — 3.5%
Brown-Forman Corp., Class B	503	23,802
Dr. Pepper Snapple Group, Inc.	351	32,169
Monster Beverage Corp. (a)	705	31,993
PepsiCo, Inc.	2,509	284,220

		372,184
Biotechnology — 3.1%
Biogen, Inc. (a)	438	118,790
Gilead Sciences, Inc.	2,856	195,779
United Therapeutics Corp. (a)	111	13,952

		328,521
Building Products — 0.1%
AO Smith Corp.	277	14,925
Capital Markets — 1.0%
Eaton Vance Corp.	209	8,973
Franklin Resources, Inc.	630	27,159
SEI Investments Co.	272	13,793
T. Rowe Price Group, Inc.	484	34,311
TD Ameritrade Holding Corp.	456	17,451

		101,687
Chemicals — 1.9%
International Flavors & Fragrances, Inc.	143	19,818
LyondellBasell Industries NV, Class A	905	76,708
PPG Industries, Inc.	473	51,954
Sherwin-Williams Co.	175	58,569

		207,049

Common Stocks	Shares	Value
Commercial Services & Supplies — 0.2%
Cintas Corp.	149	$18,248
Communications Equipment — 0.2%
F5 Networks, Inc. (a)	133	17,174
Containers & Packaging — 0.1%
Avery Dennison Corp.	159	13,230
Distributors — 0.2%
Genuine Parts Co.	282	25,950
Diversified Financial Services — 0.2%
MSCI, Inc.	174	17,456
Electrical Equipment — 1.1%
Acuity Brands, Inc.	77	13,559
Emerson Electric Co.	1,082	65,223
Rockwell Automation, Inc.	268	42,170

		120,952
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	525	37,963
TE Connectivity Ltd.	667	51,606

		89,569
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	769	136,513
Whole Foods Market, Inc.	555	20,185

		156,698
Food Products — 1.5%
Campbell Soup Co.	376	21,635
General Mills, Inc.	1,081	62,169
Hershey Co.	316	34,191
Hormel Foods Corp.	547	19,189
McCormick & Co., Inc.	207	20,679

		157,863
Health Care Equipment & Supplies — 0.9%
Align Technology, Inc. (a)	132	17,770
Edwards Lifesciences Corp. (a)	401	43,978
ResMed, Inc.	242	16,453
Varian Medical Systems, Inc. (a)	176	15,970

		94,171
Health Care Providers & Services — 0.8%
Henry Schein, Inc. (a)	146	25,375
McKesson Corp.	398	55,039

		80,414
Hotels, Restaurants & Leisure — 4.3%
Chipotle Mexican Grill, Inc. (a)	51	24,198
McDonald’s Corp.	1,576	220,530
Starbucks Corp.	3,609	216,756

		461,484

BLACKROCK USA QUALITY FACTOR INDEX FUND	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock USA Quality Factor Index Fund

Common Stocks	Shares	Value
Household Durables — 0.1%
Leggett & Platt, Inc.	253	$13,293
Household Products — 1.6%
Church & Dwight Co., Inc.	467	23,130
Kimberly-Clark Corp.	1,129	146,488

		169,618
Industrial Conglomerates — 4.0%
3M Co.	1,299	254,383
Honeywell International, Inc.	1,320	173,105

		427,488
Insurance — 0.7%
Marsh & McLennan Cos., Inc.	950	70,423
Internet & Direct Marketing Retail — 1.6%
Priceline Group, Inc. (a)	94	173,601
Internet Software & Services — 5.6%
Alphabet, Inc., Class A (a)	311	287,526
Alphabet, Inc., Class C (a)	326	295,343
MercadoLibre, Inc.	86	19,686

		602,555
IT Services — 12.7%
Accenture PLC, Class A	1,685	204,391
Automatic Data Processing, Inc.	958	100,101
Broadridge Financial Solutions, Inc.	218	15,247
Fiserv, Inc. (a)	386	45,988
International Business Machines Corp.	1,874	300,383
Mastercard, Inc., Class A	2,701	314,180
Paychex, Inc.	770	45,646
Visa, Inc., Class A	3,409	310,969
Western Union Co.	1,082	21,489

		1,358,394
Leisure Products — 0.3%
Hasbro, Inc.	201	19,921
Polaris Industries, Inc.	137	11,681

		31,602
Life Sciences Tools & Services — 0.6%
Mettler-Toledo International, Inc. (a)	70	35,939
Waters Corp. (a)	140	23,785

		59,724
Machinery — 2.0%
Cummins, Inc.	290	43,773
Fortive Corp.	744	47,065
Illinois Tool Works, Inc.	599	82,716
Snap-on, Inc.	105	17,591
WABCO Holdings, Inc. (a)	93	11,055

Common Stocks	Shares	Value
Machinery (continued)
Wabtec Corp.	163	$13,674

		215,874
Media — 3.9%
CBS Corp., Class B	751	49,987
Omnicom Group, Inc.	479	39,335
Walt Disney Co.	2,808	324,605

		413,927
Multiline Retail — 0.3%
Dollar General Corp.	508	36,937
Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	450	39,213
Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	2,941	164,843
Johnson & Johnson	4,194	517,833

		682,676
Professional Services — 0.4%
Equifax, Inc.	206	27,874
Robert Half International, Inc.	293	13,493

		41,367
Real Estate Investment Trusts (REITs) — 0.6%
Public Storage	287	60,092
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.	78	8,959
Road & Rail — 1.6%
JB Hunt Transport Services, Inc.	177	15,870
Union Pacific Corp.	1,429	159,991

		175,861
Semiconductors & Semiconductor Equipment — 6.1%
Intel Corp.	8,159	294,948
QUALCOMM, Inc.	2,471	132,792
Skyworks Solutions, Inc.	375	37,402
Texas Instruments, Inc.	2,023	160,181
Xilinx, Inc.	438	27,642

		652,965
Software — 6.0%
CDK Global, Inc.	240	15,603
Intuit, Inc.	630	78,882
Microsoft Corp.	8,050	551,103

		645,588
Specialty Retail — 8.2%
Advance Auto Parts, Inc.	123	17,483
Bed Bath & Beyond, Inc.	304	11,780
Dick’s Sporting Goods, Inc.	162	8,189
Foot Locker, Inc.	257	19,876
Gap, Inc.	436	11,423

2	BLACKROCK USA QUALITY FACTOR INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock USA Quality Factor Index Fund

Common Stocks	Shares	Value
Specialty Retail (continued)
Home Depot, Inc.	2,334	$364,338
Lowe’s Cos., Inc.	1,655	140,477
O’Reilly Automotive, Inc. (a)	249	61,789
Ross Stores, Inc.	949	61,685
TJX Cos., Inc.	1,681	132,194
Tractor Supply Co.	279	17,273
Ulta Salon Cosmetics & Fragrance, Inc. (a)	121	34,054

		880,561
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	4,381	629,331
Textiles, Apparel & Luxury Goods — 2.2%
Hanesbrands, Inc.	695	15,158
lululemon athletica, Inc. (a)	211	10,972
Michael Kors Holdings Ltd. (a)	389	14,521
NIKE, Inc., Class B	2,897	160,523
VF Corp.	662	36,165

		237,339
Trading Companies & Distributors — 0.4%
Fastenal Co.	589	26,316
W.W. Grainger, Inc.	111	21,390

		47,706
Total Common Stocks — 99.5%		10,639,665

Investment Companies — 0.0%	Shares	Value
iShares Edge MSCI USA Quality Factor ETF (b)	29	$2,124
Total Long-Term Investments (Cost — $9,953,209) — 99.5%		10,641,789

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (b)(c)	3,488	3,488
Total Short-Term Securities (Cost — $3,488) — 0.0%		3,488
Total Investments (Cost — $9,956,697*) — 99.5%		10,645,277
Other Assets Less Liabilities — 0.5%		52,873

Net Assets — 100.0%		$10,698,150

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$9,956,697

Gross unrealized appreciation	$852,795
Gross unrealized depreciation	(164,215)

Net unrealized appreciation	$688,580

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,488	[1]	—	3,488	$3,488	$14	—	—
iShares Edge MSCI USA Quality Factor ETF	856		(827)	29	2,124	174	$154	$65
Total					$5,612	$188	$154	$65

[1] Represents net shares purchased for the period December 20, 2016, the commencement of operations, to April 30, 2017.

(c)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK USA QUALITY FACTOR INDEX FUND	APRIL 30, 2017	3

Schedule of Investments (concluded)	BlackRock USA Quality Factor Index Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$10,639,665	—	—	$10,639,665
Investment Companies	2,124	—	—	2,124
Short-Term Securities	3,488	—	—	3,488

Total	$10,645,277	—	—	$10,645,277

[1] See above Schedule of Investments for values in each sector.

4	BLACKROCK USA QUALITY FACTOR INDEX FUND	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
Arconic, Inc.	246	$6,723
Autoliv, Inc.	148	14,828
Boeing Co.	99	18,298
Core Laboratories NV	82	9,087
General Dynamics Corp.	135	26,162
Huntington Ingalls Industries, Inc.	60	12,054
L3 Technologies, Inc.	113	19,410
Lockheed Martin Corp.	87	23,442
Northrop Grumman Corp.	93	22,874
Raytheon Co.	149	23,126
Rockwell Collins, Inc.	291	30,290
Textron, Inc.	195	9,099
TransDigm Group, Inc.	84	20,726
United Technologies Corp.	183	21,775

		257,894
Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	243	17,666
Expeditors International of Washington, Inc.	479	26,867
FedEx Corp.	89	16,883
United Parcel Service, Inc., Class B	282	30,304

		91,720
Airlines — 0.2%
American Airlines Group, Inc.	85	3,623
Delta Air Lines, Inc.	162	7,361
Southwest Airlines Co.	156	8,770
United Continental Holdings, Inc. (a)	76	5,336

		25,090
Auto Components — 0.6%
BorgWarner, Inc.	241	10,189
Delphi Automotive PLC	152	12,221
Goodyear Tire & Rubber Co.	230	8,333
Johnson Controls International PLC	372	15,464
Lear Corp.	110	15,693

		61,900
Automobiles — 0.4%
Ford Motor Co.	1,178	13,512
General Motors Co.	358	12,401
Harley-Davidson, Inc.	137	7,783
Tesla, Inc. (a)	21	6,595

		40,291
Banks — 2.6%
Bank of America Corp.	479	11,180
BB&T Corp.	448	19,345
CIT Group, Inc.	292	13,523
Citigroup, Inc.	209	12,356
Citizens Financial Group, Inc.	347	12,738
Comerica, Inc.	167	11,807

Common Stocks	Shares	Value
Banks (continued)
Fifth Third Bancorp	448	$10,945
First Republic Bank	181	16,735
Huntington Bancshares, Inc.	1,011	13,001
JPMorgan Chase & Co.	211	18,357
KeyCorp	689	12,567
M&T Bank Corp.	144	22,379
PNC Financial Services Group, Inc.(b)	179	21,435
Regions Financial Corp.	698	9,598
Signature Bank (a)	72	9,968
SunTrust Banks, Inc.	291	16,532
U.S. Bancorp	456	23,384
Wells Fargo & Co.	375	20,190

		276,040
Beverages — 1.7%
Brown-Forman Corp., Class B	523	24,748
Coca-Cola Co.	817	35,254
Constellation Brands, Inc., Class A	110	18,979
Dr. Pepper Snapple Group, Inc.	333	30,520
Molson Coors Brewing Co., Class B	138	13,233
Monster Beverage Corp. (a)	135	6,126
PepsiCo, Inc.	429	48,597

		177,457
Biotechnology — 0.8%
AbbVie, Inc.	145	9,561
Alexion Pharmaceuticals, Inc. (a)	44	5,622
Alkermes PLC (a)	58	3,379
Amgen, Inc.	84	13,719
Biogen, Inc. (a)	20	5,424
BioMarin Pharmaceutical, Inc. (a)	49	4,696
Celgene Corp. (a)	64	7,939
Gilead Sciences, Inc.	136	9,323
Incyte Corp. (a)	30	3,728
Regeneron Pharmaceuticals, Inc. (a)	15	5,827
Seattle Genetics, Inc. (a)	42	2,869
United Therapeutics Corp. (a)	38	4,777
Vertex Pharmaceuticals, Inc. (a)	32	3,786

		80,650
Building Products — 0.4%
AO Smith Corp.	307	16,541
Fortune Brands Home & Security, Inc.	238	15,170
Masco Corp.	386	14,290

		46,001
Capital Markets — 2.1%
Affiliated Managers Group, Inc.	68	11,260
Ameriprise Financial, Inc.	83	10,612
Bank of New York Mellon Corp.	357	16,800
BlackRock, Inc. (b)	44	16,921

BLACKROCK USA SIZE FACTOR INDEX FUND	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock USA Size Factor Index Fund

Common Stocks	Shares	Value
Capital Markets (continued)
Charles Schwab Corp.	206	$8,003
E*Trade Financial Corp. (a)	201	6,945
Eaton Vance Corp.	275	11,806
Franklin Resources, Inc.	328	14,140
Goldman Sachs Group, Inc.	71	15,890
Invesco Ltd.	375	12,353
Morgan Stanley	230	9,975
Northern Trust Corp.	197	17,730
Raymond James Financial, Inc.	166	12,370
SEI Investments Co.	285	14,452
State Street Corp.	161	13,508
T. Rowe Price Group, Inc.	237	16,801
TD Ameritrade Holding Corp.	238	9,108

		218,674
Chemicals — 3.3%
Air Products & Chemicals, Inc.	130	18,265
Albemarle Corp.	98	10,673
Ashland Global Holdings, Inc.	216	26,676
Axalta Coating Systems Ltd. (a)	370	11,607
Celanese Corp., Series A	142	12,360
CF Industries Holdings, Inc.	149	3,984
Dow Chemical Co.	248	15,574
E.I. du Pont de Nemours & Co.	174	13,876
Eastman Chemical Co.	170	13,558
Ecolab, Inc.	220	28,400
FMC Corp.	190	13,914
International Flavors & Fragrances, Inc.	186	25,778
LyondellBasell Industries NV, Class A	106	8,985
Monsanto Co.	185	21,573
Mosaic Co.	282	7,594
PPG Industries, Inc.	199	21,858
Praxair, Inc.	242	30,245
Sherwin-Williams Co.	72	24,097
Valspar Corp.	167	18,777
WR Grace & Co.	237	16,524

		344,318
Commercial Services & Supplies — 1.6%
Cintas Corp.	223	27,311
Iron Mountain, Inc.	315	10,949
Republic Services, Inc.	749	47,180
Stericycle, Inc. (a)	149	12,716
Waste Connections, Inc.	318	29,262
Waste Management, Inc.	507	36,899

		164,317
Communications Equipment — 0.7%
Cisco Systems, Inc.	488	16,626
F5 Networks, Inc. (a)	75	9,685
Harris Corp.	150	16,784
Juniper Networks, Inc.	345	10,374

Common Stocks	Shares	Value
Communications Equipment (continued)
Motorola Solutions, Inc.	222	$19,085
Palo Alto Networks, Inc. (a)	29	3,144

		75,698
Construction & Engineering — 0.2%
Fluor Corp.	196	10,059
Jacobs Engineering Group, Inc.	163	8,952

		19,011
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	34	7,486
Vulcan Materials Co.	103	12,451

		19,937
Consumer Finance — 0.7%
Ally Financial, Inc.	613	12,137
American Express Co.	231	18,307
Capital One Financial Corp.	175	14,067
Discover Financial Services	251	15,710
Navient Corp.	338	5,138
Synchrony Financial	343	9,535

		74,894
Containers & Packaging — 0.9%
Avery Dennison Corp.	269	22,383
Ball Corp.	253	19,453
Crown Holdings, Inc. (a)	340	19,071
Packaging Corp. of America	124	12,249
Sealed Air Corp.	287	12,634
WestRock Co.	176	9,426

		95,216
Distributors — 0.3%
Genuine Parts Co.	220	20,244
LKQ Corp. (a)	350	10,934

		31,178
Diversified Consumer Services — 0.1%
H&R Block, Inc.	401	9,941
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B (a)	260	42,955
CME Group, Inc.	125	14,524
Intercontinental Exchange, Inc.	318	19,144
Leucadia National Corp.	612	15,539
Moody’s Corp.	145	17,156
MSCI, Inc.	220	22,070
Nasdaq, Inc.	295	20,317
S&P Global, Inc.	133	17,847
Voya Financial, Inc.	283	10,578

		180,130

2	BLACKROCK USA SIZE FACTOR INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock USA Size Factor Index Fund

Common Stocks	Shares	Value
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	884	$35,033
CenturyLink, Inc.	409	10,499
Frontier Communications Corp.	1,214	2,282
Level 3 Communications, Inc. (a)	169	10,268
SBA Communications Corp. (a)	154	19,480
Verizon Communications, Inc.	646	29,658
Zayo Group Holdings, Inc. (a)	184	6,453

		113,673
Electric Utilities — 3.8%
American Electric Power Co., Inc.	453	30,727
Duke Energy Corp.	406	33,495
Edison International	397	31,748
Entergy Corp.	365	27,835
Eversource Energy	527	31,304
Exelon Corp.	446	15,445
FirstEnergy Corp.	510	15,269
NextEra Energy, Inc.	248	33,123
OGE Energy Corp.	615	21,390
Pinnacle West Capital Corp.	369	31,398
PPL Corp.	697	26,563
Southern Co.	747	37,200
Westar Energy, Inc.	411	21,384
Xcel Energy, Inc.	854	38,473

		395,354
Electrical Equipment — 0.8%
Acuity Brands, Inc.	30	5,283
AMETEK, Inc.	395	22,594
Eaton Corp. PLC	159	12,027
Emerson Electric Co.	250	15,070
Rockwell Automation, Inc.	104	16,364
Sensata Technologies Holding NV (a)	403	16,596

		87,934
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	325	23,501
Arrow Electronics, Inc. (a)	186	13,113
Avnet, Inc.	340	13,154
CDW Corp.	248	14,654
Corning, Inc.	468	13,502
Flex Ltd. (a)	1,127	17,423
FLIR Systems, Inc.	293	10,762
TE Connectivity Ltd.	253	19,575
Trimble, Inc. (a)	207	7,334

		133,018
Energy Equipment & Services — 0.5%
Baker Hughes, Inc.	117	6,946
Halliburton Co.	155	7,112
Helmerich & Payne, Inc.	64	3,881
National Oilwell Varco, Inc.	161	5,630
Schlumberger Ltd.	163	11,832

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
TechnipFMC PLC (a)	401	$12,082
Weatherford International PLC (a)	392	2,262

		49,745
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	200	35,504
CVS Health Corp.	337	27,782
Kroger Co.	496	14,707
Rite Aid Corp. (a)	548	2,192
Sysco Corp.	477	25,219
Wal-Mart Stores, Inc.	360	27,065
Walgreens Boots Alliance, Inc.	163	14,106
Whole Foods Market, Inc.	249	9,056

		155,631
Food Products — 2.9%
Archer-Daniels-Midland Co.	267	12,215
Bunge Ltd.	238	18,809
Campbell Soup Co.	410	23,592
Conagra Brands, Inc.	506	19,623
General Mills, Inc.	541	31,113
Hershey Co.	216	23,371
Hormel Foods Corp.	541	18,978
Ingredion, Inc.	155	19,192
J.M. Smucker Co.	176	22,303
Kellogg Co.	461	32,731
Kraft Heinz Co.	87	7,864
McCormick & Co., Inc.	278	27,772
Mead Johnson Nutrition Co.	256	22,712
Mondelez International, Inc., Class A	379	17,067
Tyson Foods, Inc., Class A	170	10,924

		308,266
Gas Utilities — 0.6%
Atmos Energy Corp.	392	31,760
UGI Corp.	563	28,240

		60,000
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	622	27,144
Align Technology, Inc. (a)	84	11,308
Baxter International, Inc.	530	29,510
Becton Dickinson & Co.	156	29,167
Boston Scientific Corp. (a)	593	15,643
C.R. Bard, Inc.	115	35,360
Cooper Cos., Inc.	98	19,632
Dentsply Sirona, Inc.	320	20,237
DexCom, Inc. (a)	59	4,600
Edwards Lifesciences Corp. (a)	94	10,309
Hologic, Inc. (a)	398	17,970
IDEXX Laboratories, Inc. (a)	91	15,264
Intuitive Surgical, Inc. (a)	16	13,374
Medtronic PLC	296	24,595

BLACKROCK USA SIZE FACTOR INDEX FUND	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock USA Size Factor Index Fund

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
ResMed, Inc.	231	$15,706
Stryker Corp.	240	32,729
Teleflex, Inc.	149	30,827
Varian Medical Systems, Inc. (a)	314	28,492
Zimmer Biomet Holdings, Inc.	156	18,665

		400,532
Health Care Providers & Services — 3.2%
Aetna, Inc.	115	15,533
AmerisourceBergen Corp.	156	12,800
Anthem, Inc.	116	20,635
Cardinal Health, Inc.	270	19,599
Centene Corp. (a)	116	8,630
Cigna Corp.	90	14,073
DaVita, Inc. (a)	314	21,669
Envision Healthcare Corp. (a)	196	10,982
Express Scripts Holding Co. (a)	235	14,415
HCA Holdings, Inc. (a)	171	14,400
Henry Schein, Inc. (a)	182	31,632
Humana, Inc.	45	9,989
Laboratory Corp. of America Holdings (a)	160	22,424
McKesson Corp.	79	10,925
MEDNAX, Inc. (a)	266	16,056
Patterson Cos., Inc.	504	22,423
Quest Diagnostics, Inc.	237	25,006
UnitedHealth Group, Inc.	193	33,752
Universal Health Services, Inc., Class B	110	13,284

		338,227
Health Care Technology — 0.2%
Cerner Corp. (a)	253	16,382
Hotels, Restaurants & Leisure — 2.2%
Aramark	212	7,742
Carnival Corp.	283	17,481
Chipotle Mexican Grill, Inc. (a)	19	9,015
Darden Restaurants, Inc.	271	23,087
Domino’s Pizza, Inc.	80	14,511
Hilton Worldwide Holdings, Inc.	89	5,248
Las Vegas Sands Corp.	121	7,138
Marriott International, Inc., Class A	193	18,223
McDonald’s Corp.	249	34,843
MGM Resorts International	254	7,800
Norwegian Cruise Line Holdings Ltd. (a)	220	11,865
Royal Caribbean Cruises Ltd.	85	9,061
Starbucks Corp.	353	21,201
Wyndham Worldwide Corp.	227	21,635
Wynn Resorts Ltd.	43	5,289
Yum! Brands, Inc.	210	13,808

		227,947

Common Stocks	Shares	Value
Household Durables — 1.4%
D.R. Horton, Inc.	334	$10,985
Garmin Ltd.	186	9,456
Leggett & Platt, Inc.	471	24,746
Lennar Corp., Class A	347	17,524
Mohawk Industries, Inc. (a)	93	21,836
Newell Brands, Inc.	383	18,284
PulteGroup, Inc.	608	13,783
Toll Brothers, Inc.	425	15,296
Whirlpool Corp.	61	11,327

		143,237
Household Products — 2.3%
Church & Dwight Co., Inc.	883	43,735
Clorox Co.	383	51,203
Colgate-Palmolive Co.	668	48,123
Kimberly-Clark Corp.	285	36,979
Procter & Gamble Co.	499	43,577
Spectrum Brands Holdings, Inc.	159	22,853

		246,470
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	872	9,862
Calpine Corp. (a)	556	5,671

		15,533
Industrial Conglomerates — 1.3%
3M Co.	161	31,529
Danaher Corp.	384	31,999
General Electric Co.	582	16,872
Honeywell International, Inc.	206	27,015
Roper Technologies, Inc.	129	28,212

		135,627
Insurance — 7.9%
Aflac, Inc.	420	31,450
Alleghany Corp. (a)	17	10,382
Allstate Corp.	489	39,751
American International Group, Inc.	367	22,354
Aon PLC	236	28,282
Arch Capital Group Ltd. (a)	539	52,267
Arthur J Gallagher & Co.	654	36,500
Assurant, Inc.	181	17,419
Axis Capital Holdings Ltd.	587	38,683
Chubb Ltd.	343	47,077
Cincinnati Financial Corp.	504	36,333
Everest Re Group Ltd.	33	8,306
FNF Group	685	28,051
Hartford Financial Services Group, Inc.	502	24,277
Lincoln National Corp.	152	10,021
Loews Corp.	771	35,944
Markel Corp. (a)	46	44,602
Marsh & McLennan Cos., Inc.	508	37,658
MetLife, Inc.	177	9,170

4	BLACKROCK USA SIZE FACTOR INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock USA Size Factor Index Fund

Common Stocks	Shares	Value
Insurance (continued)
Principal Financial Group, Inc.	246	$16,022
Progressive Corp.	942	37,416
Prudential Financial, Inc.	132	14,128
Reinsurance Group of America, Inc.	240	30,010
Torchmark Corp.	463	35,517
Travelers Cos., Inc.	319	38,810
Unum Group	292	13,528
W.R. Berkley Corp.	545	37,049
Willis Towers Watson PLC	203	26,922
XL Group Ltd.	604	25,277

		833,206
Internet & Direct Marketing Retail — 0.4%
Amazon.com, Inc. (a)	10	9,250
Expedia, Inc.	64	8,558
Liberty Interactive Corp QVC Group, Series A (a)	499	10,569
Netflix, Inc. (a)	21	3,196
Priceline Group, Inc. (a)	6	11,081
TripAdvisor, Inc. (a)	69	3,106

		45,760
Internet Software & Services — 1.0%
Akamai Technologies, Inc. (a)	100	6,094
Alphabet, Inc., Class A (a)	16	14,792
Alphabet, Inc., Class C (a)	8	7,248
CoStar Group, Inc. (a)	46	11,081
eBay, Inc. (a)	391	13,063
Facebook, Inc., Class A (a)	87	13,072
MercadoLibre, Inc.	34	7,783
Twitter, Inc. (a)	104	1,714
VeriSign, Inc. (a)	161	14,316
Yahoo!, Inc. (a)	202	9,738
Zillow Group, Inc., Class C (a)	127	4,953

		103,854
IT Services — 3.6%
Accenture PLC, Class A	170	20,621
Alliance Data Systems Corp.	32	7,988
Automatic Data Processing, Inc.	259	27,063
Broadridge Financial Solutions, Inc.	347	24,269
Cognizant Technology Solutions Corp., Class A (a)	208	12,528
DXC Technology Co. (a)	128	9,644
Fidelity National Information Services, Inc.	299	25,173
First Data Corp., Class A (a)	341	5,326
Fiserv, Inc. (a)	244	29,070
FleetCor Technologies, Inc. (a)	65	9,174
Gartner, Inc. (a)	176	20,080
Global Payments, Inc.	221	18,069

Common Stocks	Shares	Value
IT Services (continued)
International Business Machines Corp.	128	$20,517
Mastercard, Inc., Class A	188	21,868
Paychex, Inc.	459	27,210
PayPal Holdings, Inc. (a)	146	6,967
Sabre Corp.	240	5,618
Total System Services, Inc.	339	19,428
Vantiv, Inc., Class A (a)	292	18,116
Visa, Inc., Class A	282	25,724
Western Union Co.	788	15,650
Xerox Corp.	1,212	8,714

		378,817
Leisure Products — 0.3%
Hasbro, Inc.	187	18,534
Mattel, Inc.	265	5,941
Polaris Industries, Inc.	93	7,929

		32,404
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	382	21,029
Illumina, Inc. (a)	32	5,916
Mettler-Toledo International, Inc. (a)	49	25,158
Quintiles IMS Holdings, Inc. (a)	211	17,783
Thermo Fisher Scientific, Inc.	149	24,634
Waters Corp. (a)	141	23,954

		118,474
Machinery — 2.5%
AGCO Corp.	234	14,974
Caterpillar, Inc.	126	12,885
Cummins, Inc.	95	14,339
Deere & Co.	185	20,648
Dover Corp.	181	14,277
Flowserve Corp.	174	8,851
Fortive Corp.	129	8,161
Illinois Tool Works, Inc.	179	24,718
Ingersoll-Rand PLC	193	17,129
Middleby Corp. (a)	65	8,848
PACCAR, Inc.	233	15,548
Parker Hannifin Corp.	91	14,633
Pentair PLC	167	10,773
Snap-on, Inc.	109	18,261
Stanley Black & Decker, Inc.	196	26,685
WABCO Holdings, Inc. (a)	106	12,600
Wabtec Corp.	100	8,389
Xylem, Inc.	295	15,166

		266,885
Media — 3.6%
CBS Corp., Class B	223	14,843
Charter Communications, Inc., Class A (a)	61	21,055

BLACKROCK USA SIZE FACTOR INDEX FUND	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock USA Size Factor Index Fund

Common Stocks	Shares	Value
Media (continued)
Comcast Corp., Class A	568	$22,260
Discovery Communications, Inc., Class A (a)	268	7,713
Discovery Communications, Inc., Class C (a)	475	13,290
DISH Network Corp., Class A (a)	183	11,792
IHS Markit Ltd. (a)	547	23,740
Interpublic Group of Cos., Inc.	822	19,375
Liberty Broadband Corp., Class C (a)	146	13,309
Liberty Global PLC, Class A (a)	362	12,822
Liberty Global PLC, Class C (a)	423	14,640
Liberty Global PLC LiLAC, Class C (a)	265	5,788
Liberty Media Corp. — Liberty SiriusXM, Class A (a)	513	19,545
Liberty Media Corp. — Liberty SiriusXM, Class C (a)	266	10,105
News Corp., Class A	937	11,919
Omnicom Group, Inc.	333	27,346
Scripps Networks Interactive, Inc., Class A	173	12,927
Sirius XM Holdings, Inc. (c)	5,135	25,418
TEGNA, Inc.	348	8,867
Time Warner, Inc.	114	11,317
Twenty-First Century Fox, Inc., Class A	482	14,720
Twenty-First Century Fox, Inc., Class B	737	22,007
Viacom, Inc., Class B	148	6,299
Walt Disney Co.	197	22,773

		373,870
Metals & Mining — 0.1%
Freeport-McMoRan, Inc. (a)	89	1,135
Newmont Mining Corp.	122	4,125
Nucor Corp.	176	10,794

		16,054
Multi-Utilities — 3.4%
Alliant Energy Corp.	695	27,327
Ameren Corp.	471	25,759
CenterPoint Energy, Inc.	975	27,817
CMS Energy Corp.	639	29,011
Consolidated Edison, Inc.	416	32,980
Dominion Resources, Inc.	365	28,262
DTE Energy Co.	307	32,109
NiSource, Inc.	831	20,152
PG&E Corp.	398	26,686
Public Service Enterprise Group, Inc.	479	21,100
SCANA Corp.	365	24,203
Sempra Energy	251	28,368

Common Stocks	Shares	Value
Multi-Utilities (continued)
WEC Energy Group, Inc.	467	$28,263

		352,037
Multiline Retail — 0.5%
Dollar General Corp.	151	10,979
Dollar Tree, Inc. (a)	156	12,912
Kohl’s Corp.	127	4,957
Macy’s, Inc.	114	3,331
Nordstrom, Inc.	137	6,613
Target Corp.	243	13,572

		52,364
Oil, Gas & Consumable Fuels — 2.1%
Anadarko Petroleum Corp.	70	3,991
Antero Resources Corp. (a)	238	5,043
Apache Corp.	79	3,843
Cabot Oil & Gas Corp.	350	8,134
Cheniere Energy, Inc. (a)	108	4,898
Chevron Corp.	149	15,898
Cimarex Energy Co.	61	7,117
Concho Resources, Inc. (a)	51	6,460
ConocoPhillips	156	7,474
Continental Resources, Inc. (a)	53	2,248
Devon Energy Corp.	81	3,199
Diamondback Energy, Inc. (a)	66	6,589
EOG Resources, Inc.	103	9,527
EQT Corp.	164	9,535
Exxon Mobil Corp.	275	22,454
Hess Corp.	110	5,371
HollyFrontier Corp.	228	6,416
Kinder Morgan, Inc.	245	5,054
Marathon Oil Corp.	155	2,305
Marathon Petroleum Corp.	123	6,266
Murphy Oil Corp.	102	2,670
Newfield Exploration Co. (a)	91	3,150
Noble Energy, Inc.	160	5,173
Occidental Petroleum Corp.	218	13,416
ONEOK, Inc.	89	4,682
Parsley Energy, Inc., Class A (a)	109	3,247
Phillips 66	135	10,741
Pioneer Natural Resources Co.	47	8,130
Plains GP Holdings LP, Class A	79	2,352
Range Resources Corp.	100	2,649
Southwestern Energy Co. (a)	216	1,622
Targa Resources Corp.	45	2,481
Tesoro Corp.	91	7,254
Valero Energy Corp.	137	8,852
Williams Cos., Inc.	108	3,308

		221,549
Paper & Forest Products — 0.2%
International Paper Co.	361	19,483

6	BLACKROCK USA SIZE FACTOR INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock USA Size Factor Index Fund

Common Stocks	Shares	Value
Personal Products — 0.4%
Coty, Inc., Class A	338	$6,033
Edgewell Personal Care Co. (a)	152	10,867
Estee Lauder Cos., Inc., Class A	280	24,399

		41,299
Pharmaceuticals — 1.7%
Allergan PLC	33	8,047
Bristol-Myers Squibb Co.	219	12,275
Eli Lilly & Co.	234	19,202
Jazz Pharmaceuticals PLC (a)	71	11,309
Johnson & Johnson	348	42,968
Mallinckrodt PLC (a)	57	2,674
Merck & Co., Inc.	365	22,751
Mylan NV (a)	143	5,341
Perrigo Co. PLC	83	6,137
Pfizer, Inc.	690	23,405
Zoetis, Inc.	410	23,005

		177,114
Professional Services — 1.0%
Dun & Bradstreet Corp.	121	13,263
Equifax, Inc.	200	27,062
ManpowerGroup, Inc.	134	13,531
Nielsen Holdings PLC	386	15,876
Robert Half International, Inc.	255	11,743
Verisk Analytics, Inc. (a)	280	23,187

		104,662
Real Estate Investment Trusts (REITs) — 8.7%
AGNC Investment Corp.	1,856	39,106
Alexandria Real Estate Equities, Inc.	219	24,640
American Tower Corp.	225	28,336
Annaly Capital Management, Inc.	3,293	38,890
AvalonBay Communities, Inc.	175	33,222
Boston Properties, Inc.	216	27,346
Brixmor Property Group, Inc.	853	16,847
Camden Property Trust	321	26,428
Colony NorthStar, Inc., Class A	2,514	32,858
Crown Castle International Corp.	292	27,623
Digital Realty Trust, Inc.	222	25,494
Duke Realty Corp.	878	24,347
Equinix, Inc.	58	24,227
Equity Residential	447	28,867
Essex Property Trust, Inc.	116	28,359
Extra Space Storage, Inc.	241	18,203
Federal Realty Investment Trust	247	32,330
GGP, Inc.	731	15,797
HCP, Inc.	349	10,941
Host Hotels & Resorts, Inc.	756	13,570
Kimco Realty Corp.	847	17,186
Liberty Property Trust	538	21,827
Macerich Co.	243	15,170

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities, Inc.	517	$51,292
National Retail Properties, Inc.	492	20,772
Prologis, Inc.	421	22,907
Public Storage	116	24,288
Realty Income Corp.	312	18,205
Regency Centers Corp.	786	49,659
Simon Property Group, Inc.	155	25,615
SL Green Realty Corp.	170	17,838
UDR, Inc.	728	27,184
Ventas, Inc.	259	16,579
VEREIT, Inc.	1,029	8,613
Vornado Realty Trust	235	22,616
Welltower, Inc.	242	17,288
Weyerhaeuser Co.	421	14,259

		908,729
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A (a)	384	13,751
Jones Lang LaSalle, Inc.	90	10,337

		24,088
Road & Rail — 0.8%
AMERCO, Inc.	42	15,727
CSX Corp.	311	15,811
JB Hunt Transport Services, Inc.	192	17,215
Kansas City Southern	101	9,097
Norfolk Southern Corp.	109	12,807
Union Pacific Corp.	129	14,443

		85,100
Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc. (a)	209	2,780
Analog Devices, Inc.	238	18,136
Applied Materials, Inc.	279	11,330
Broadcom Ltd.	37	8,170
Intel Corp.	372	13,448
KLA-Tencor Corp.	133	13,063
Lam Research Corp.	106	15,354
Marvell Technology Group Ltd.	659	9,898
Maxim Integrated Products, Inc.	255	11,258
Microchip Technology, Inc.	196	14,814
Micron Technology, Inc. (a)	183	5,064
NVIDIA Corp.	53	5,528
Qorvo, Inc. (a)	49	3,333
QUALCOMM, Inc.	157	8,437
Skyworks Solutions, Inc.	65	6,483
Texas Instruments, Inc.	200	15,836
Xilinx, Inc.	213	13,442

		176,374
Software — 2.9%
Activision Blizzard, Inc.	240	12,540
Adobe Systems, Inc. (a)	135	18,055

BLACKROCK USA SIZE FACTOR INDEX FUND	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock USA Size Factor Index Fund

Common Stocks	Shares	Value
Software (continued)
ANSYS, Inc. (a)	226	$24,896
Autodesk, Inc. (a)	95	8,557
CA, Inc.	638	20,946
Cadence Design Systems, Inc. (a)	707	23,027
CDK Global, Inc.	119	7,736
Citrix Systems, Inc. (a)	158	12,789
Dell Technologies, Inc., Class V (a)	120	8,053
Electronic Arts, Inc. (a)	98	9,292
Fortinet, Inc. (a)	213	8,307
Intuit, Inc.	138	17,279
Microsoft Corp.	223	15,267
Nuance Communications, Inc. (a)	373	6,673
Oracle Corp.	439	19,737
Red Hat, Inc. (a)	130	11,450
salesforce.com, Inc. (a)	118	10,162
ServiceNow, Inc. (a)	62	5,858
Splunk, Inc. (a)	45	2,894
Symantec Corp.	485	15,341
Synopsys, Inc. (a)	422	31,101
VMware, Inc., Class A (a)	90	8,471
Workday, Inc., Class A (a)	53	4,632

		303,063
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	74	10,518
AutoNation, Inc. (a)	255	10,710
AutoZone, Inc. (a)	40	27,688
Bed Bath & Beyond, Inc.	326	12,632
Best Buy Co., Inc.	105	5,440
CarMax, Inc. (a)	140	8,190
Dick’s Sporting Goods, Inc.	192	9,706
Foot Locker, Inc.	180	13,921
Gap, Inc.	245	6,419
Home Depot, Inc.	188	29,347
L Brands, Inc.	161	8,502
Lowe’s Cos., Inc.	287	24,361
O’Reilly Automotive, Inc. (a)	59	14,641
Ross Stores, Inc.	217	14,105
Signet Jewelers Ltd.	43	2,831
Staples, Inc.	589	5,755
Tiffany & Co.	142	13,014
TJX Cos., Inc.	257	20,210
Tractor Supply Co.	124	7,677
Ulta Salon Cosmetics & Fragrance, Inc. (a)	31	8,725

		254,392
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	94	13,503
Hewlett Packard Enterprise Co.	272	5,067
HP, Inc.	560	10,539
NetApp, Inc.	206	8,209
Seagate Technology PLC	96	4,045

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	86	$7,660

		49,023
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	276	10,871
Hanesbrands, Inc.	391	8,528
lululemon athletica, Inc. (a)	90	4,680
Michael Kors Holdings Ltd. (a)	105	3,920
NIKE, Inc., Class B	330	18,285
PVH Corp.	88	8,891
Ralph Lauren Corp.	69	5,570
Under Armour, Inc., Class A (a)(c)	183	3,933
Under Armour, Inc., Class C (a)	250	4,852
VF Corp.	267	14,586

		84,116
Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	1,433	19,045
People’s United Financial, Inc.	1,737	30,345

		49,390
Tobacco — 0.8%
Altria Group, Inc.	445	31,942
Philip Morris International, Inc.	310	34,360
Reynolds American, Inc.	328	21,156

		87,458
Trading Companies & Distributors — 0.3%
Fastenal Co.	343	15,325
United Rentals, Inc. (a)	42	4,606
W.W. Grainger, Inc.	72	13,874

		33,805
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	223	18,145
Water Utilities — 0.3%
American Water Works Co., Inc.	445	35,493
Wireless Telecommunication Services — 0.1%
Sprint Corp. (a)	298	2,691
T-Mobile U.S., Inc. (a)	184	12,378

		15,069
Total Common Stocks — 98.9%		10,380,010

Investment Companies — 0.5%
iShares Edge MSCI USA Size Factor ETF (b)	684	51,813
Total Long-Term Investments (Cost — $9,951,471) — 99.4%		10,431,823

8	BLACKROCK USA SIZE FACTOR INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock USA Size Factor Index Fund

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (b)(d)	15,930	$15,930
SL Liquidity Series, LLC, Money Market Series, 1.09% (b)(d)(e)	30,181	30,187
Total Short-Term Securities (Cost — $46,117) — 0.5%		46,117

Value
Total Investments (Cost — $9,997,588*) — 99.9%	$10,477,940
Other Assets Less Liabilities — 0.1%	15,591

Net Assets — 100.0%	$10,493,531

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$9,997,588

Gross unrealized appreciation	$713,025
Gross unrealized depreciation	(232,673)

Net unrealized appreciation	$480,352

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	15,930	[1]	—	15,930	$15,930	$27		—	—
BlackRock, Inc.	—	44		—	44	16,921	110		—	$(611)
PNC Financial Services Group, Inc.	—	179		—	179	21,435	197		—	300
SL Liquidity Series, LLC, Money Market Series	—	30,181	[1]	—	30,181	30,187	56	[2]	$2	—
iShares Edge MSCI USA Value Factor ETF	—	1,068		(384)	684	51,813	69		176	475
Total						$136,286	$459		$178	$786

[1] Represents net shares purchased.

[2]     Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Security, or a portion of the security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviation

REIT	Real Estate Investment Trust

BLACKROCK USA SIZE FACTOR INDEX FUND	APRIL 30, 2017	9

Schedule of Investments (concluded)	BlackRock USA Size Factor Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments[1]:
Common Stocks	$10,380,010	—	—	$10,380,010
Investment Companies	51,813	—	—	51,813
Short-Term Securities	15,930	—	—	15,930

Subtotal	$10,447,753	—	—	$10,447,753

Investments Valued at NAV[2]				30,187

Total				$10,477,940

[1]	See above Schedule of Investments for values in each industry.

[2]	As of April 30, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended April 30, 2017, there were no transfers between levels.

10	BLACKROCK USA SIZE FACTOR INDEX FUND	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock USA Value Factor Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.3%
Arconic, Inc.	1,215	$33,206
L3 Technologies, Inc.	590	101,344

		134,550
Airlines — 3.2%
American Airlines Group, Inc.	1,419	60,478
Delta Air Lines, Inc.	2,449	111,283
Southwest Airlines Co.	1,528	85,904
United Continental Holdings, Inc. (a)	1,035	72,667

		330,332
Auto Components — 0.9%
BorgWarner, Inc.	391	16,532
Goodyear Tire & Rubber Co.	1,075	38,947
Lear Corp.	255	36,378

		91,857
Automobiles — 5.2%
Ford Motor Co.	18,804	215,682
General Motors Co.	9,134	316,402

		532,084
Banks — 8.6%
Bank of America Corp.	12,951	302,276
CIT Group, Inc.	255	11,809
Citigroup, Inc.	3,961	234,174
Citizens Financial Group, Inc.	601	22,063
JPMorgan Chase & Co.	2,887	251,169
KeyCorp	820	14,957
Regions Financial Corp.	1,349	18,549
SunTrust Banks, Inc.	403	22,894

		877,891
Biotechnology — 2.7%
Gilead Sciences, Inc.	3,842	263,369
United Therapeutics Corp. (a)	73	9,176

		272,545
Capital Markets — 1.3%
Goldman Sachs Group, Inc.	349	78,106
Morgan Stanley	1,379	59,807

		137,913
Chemicals — 1.8%
Celanese Corp., Series A	172	14,971
CF Industries Holdings, Inc.	336	8,985
Dow Chemical Co.	860	54,008
Eastman Chemical Co.	250	19,937
LyondellBasell Industries NV, Class A	758	64,248
Mosaic Co.	845	22,756

		184,905

Common Stocks	Shares	Value
Commercial Services & Supplies — 0.3%
Iron Mountain, Inc.	949	$32,987
Communications Equipment — 3.8%
Cisco Systems, Inc.	10,978	374,021
Juniper Networks, Inc.	660	19,846

		393,867
Construction & Engineering — 0.9%
Fluor Corp.	601	30,843
Jacobs Engineering Group, Inc.	1,206	66,234

		97,077
Consumer Finance — 0.7%
Ally Financial, Inc.	728	14,414
Capital One Financial Corp.	583	46,862
Navient Corp.	379	5,761

		67,037
Containers & Packaging — 0.2%
WestRock Co.	441	23,620
Diversified Financial Services — 0.1%
Voya Financial, Inc.	350	13,083
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	5,863	232,350
CenturyLink, Inc.	816	20,947

		253,297
Electric Utilities — 2.3%
Entergy Corp.	648	49,416
Exelon Corp.	4,146	143,576
FirstEnergy Corp.	1,384	41,437

		234,429
Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc. (a)	273	19,246
Avnet, Inc.	340	13,155
Corning, Inc.	2,803	80,866
Flex Ltd. (a)	1,384	21,397

		134,664
Energy Equipment & Services — 0.4%
Helmerich & Payne, Inc.	223	13,523
National Oilwell Varco, Inc.	636	22,241

		35,764
Food & Staples Retailing — 5.6%
CVS Health Corp.	1,209	99,670
Kroger Co.	2,838	84,147
Wal-Mart Stores, Inc.	4,756	357,556
Whole Foods Market, Inc.	785	28,550

		569,923

BLACKROCK USA VALUE FACTOR INDEX FUND	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock USA Value Factor Index Fund

Common Stocks	Shares	Value
Food Products — 3.4%
Archer-Daniels-Midland Co.	3,586	$164,059
Bunge Ltd.	750	59,272
Ingredion, Inc.	102	12,630
J.M. Smucker Co.	246	31,173
Tyson Foods, Inc., Class A	1,279	82,189

		349,323
Health Care Providers & Services — 5.3%
Aetna, Inc.	742	100,222
AmerisourceBergen Corp.	324	26,584
Anthem, Inc.	688	122,388
Cardinal Health, Inc.	593	43,046
Centene Corp. (a)	354	26,338
Cigna Corp.	436	68,177
Express Scripts Holding Co. (a)	1,203	73,792
McKesson Corp.	271	37,477
Quest Diagnostics, Inc.	226	23,845
Universal Health Services, Inc., Class B	131	15,820

		537,689
Hotels, Restaurants & Leisure — 0.7%
Carnival Corp.	1,220	75,359
Household Durables — 0.6%
Toll Brothers, Inc.	366	13,172
Whirlpool Corp.	253	46,977

		60,149
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	1,205	13,629
Insurance — 3.2%
Aflac, Inc.	291	21,790
American International Group, Inc.	1,201	73,153
Assurant, Inc.	43	4,138
Axis Capital Holdings Ltd.	72	4,745
Everest Re Group Ltd.	6	1,510
Hartford Financial Services Group, Inc.	356	17,216
Lincoln National Corp.	363	23,933
Loews Corp.	268	12,494
MetLife, Inc.	1,411	73,104
Prudential Financial, Inc.	636	68,071
Unum Group	266	12,324
XL Group Ltd.	296	12,388

		324,866
IT Services — 0.4%
DXC Technology Co. (a)	301	22,677
Xerox Corp.	2,883	20,729

		43,406
Machinery — 1.4%
AGCO Corp.	810	51,832

Common Stocks	Shares	Value
Machinery (continued)
Cummins, Inc.	631	$95,243

		147,075
Media — 0.7%
Liberty Global PLC LiLAC, Class C (a)	127	2,774
News Corp., Class A	2,234	28,416
TEGNA, Inc.	538	13,708
Viacom, Inc., Class B	632	26,898

		71,796
Metals & Mining — 0.5%
Newmont Mining Corp.	914	30,903
Nucor Corp.	407	24,961

		55,864
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	1,441	63,476
Multiline Retail — 1.6%
Kohl’s Corp.	831	32,434
Macy’s, Inc.	1,065	31,119
Nordstrom, Inc.	300	14,481
Target Corp.	1,504	83,999

		162,033
Oil, Gas & Consumable Fuels — 6.1%
Chevron Corp.	3,156	336,745
Devon Energy Corp.	760	30,012
HollyFrontier Corp.	405	11,397
Marathon Oil Corp.	1,799	26,751
Marathon Petroleum Corp.	821	41,822
Murphy Oil Corp.	401	10,498
Phillips 66	715	56,886
Plains GP Holdings LP, Class A	112	3,334
Southwestern Energy Co. (a)	889	6,676
Tesoro Corp.	195	15,544
Valero Energy Corp.	1,370	88,516

		628,181
Paper & Forest Products — 0.3%
International Paper Co.	573	30,925
Pharmaceuticals — 5.5%
Allergan PLC	569	138,756
Mallinckrodt PLC (a)	324	15,202
Mylan NV (a)	1,124	41,982
Perrigo Co. PLC	230	17,006
Pfizer, Inc.	10,419	353,413

		566,359
Professional Services — 0.1%
ManpowerGroup, Inc.	92	9,290

2	BLACKROCK USA VALUE FACTOR INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock USA Value Factor Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 2.7%
AGNC Investment Corp.	395	$8,323
Annaly Capital Management, Inc.	1,165	13,759
Host Hotels & Resorts, Inc.	4,974	89,283
Liberty Property Trust	508	20,609
VEREIT, Inc.	4,375	36,619
Weyerhaeuser Co.	3,083	104,421

		273,014
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	153	17,574
Road & Rail — 2.0%
AMERCO, Inc.	10	3,745
Norfolk Southern Corp.	1,721	202,200

		205,945
Semiconductors & Semiconductor Equipment — 4.9%
Intel Corp.	9,921	358,644
Lam Research Corp.	160	23,176
Marvell Technology Group Ltd.	1,023	15,365
Micron Technology, Inc. (a)	3,246	89,817
Qorvo, Inc. (a)	268	18,232

		505,234
Software — 0.6%
CA, Inc.	615	20,190
Nuance Communications, Inc. (a)	283	5,063
Symantec Corp.	1,079	34,129

		59,382
Specialty Retail — 1.9%
Bed Bath & Beyond, Inc.	566	21,932
Best Buy Co., Inc.	1,449	75,073
Dick’s Sporting Goods, Inc.	220	11,121
Foot Locker, Inc.	330	25,522
Gap, Inc.	870	22,794
Staples, Inc.	3,483	34,029

		190,471
Technology Hardware, Storage & Peripherals — 12.3%
Apple, Inc.	6,848	983,715
Hewlett Packard Enterprise Co.	3,510	65,391
HP, Inc.	4,334	81,566
NetApp, Inc.	870	34,670
Seagate Technology PLC	832	35,052

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	656	$58,430

		1,258,824
Textiles, Apparel & Luxury Goods — 0.3%
Michael Kors Holdings Ltd. (a)	196	7,317
PVH Corp.	197	19,903

		27,220
Trading Companies & Distributors — 0.8%
United Rentals, Inc. (a)	740	81,148
Total Common Stocks — 99.3%		10,176,057

Investment Companies — 0.1%
iShares Edge MSCI USA Value Factor ETF (b)	42	3,078
Total Long-Term Investments (Cost — $9,947,325) — 99.4%		10,179,135

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (b)(c)	12,868	12,868
Total Short-Term Securities (Cost — $12,868) — 0.1%		12,868
Total Investments (Cost — $9,960,193*) — 99.5%		10,192,003
Other Assets Less Liabilities — 0.5%		53,117

Net Assets — 100.0%		$10,245,120

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$9,960,193

Gross unrealized appreciation	$583,071
Gross unrealized depreciation	(351,261)

Net unrealized appreciation	$231,810

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK USA VALUE FACTOR INDEX FUND	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock USA Value Factor Index Fund

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Loss	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	12,868	[1]	—	12,868	$12,868	$20	—	—
iShares Edge MSCI USA Value Factor ETF	—	930		(888)	42	3,078	289	$(1,331)	$30
Total						$15,946	$309	$(1,331)	$30

[1] Represents net shares purchased.

(c)	Current yield as of period end.

Portfolio Abbreviations

REIT	Real Estate Investment Trust

4	BLACKROCK USA VALUE FACTOR INDEX FUND	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock USA Value Factor Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Common Stocks	$10,176,057	—	—	$10,176,057
Investment Companies	3,078	—	—	3,078
Short-Term Securities	12,868	—	—	12,868

Total	$10,192,003	—	—	$10,192,003

[1]	See above Schedule of Investments for values in each industry.

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK USA VALUE FACTOR INDEX FUND	APRIL 30, 2017	5

Schedule of Investments (April 30, 2017 (Unaudited)	BlackRock MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China — 27.2%
58.com, Inc. — ADR (a)	1,541	$60,993
AAC Technologies Holdings, Inc.	13,000	190,567
Agricultural Bank of China Ltd., Class H	401,000	184,857
Air China Ltd., Class H	34,000	30,061
Alibaba Group Holding Ltd. — ADR (a)	19,418	2,242,779
Aluminum Corp. of China Ltd., Class H (a)	58,000	28,506
Anhui Conch Cement Co. Ltd., Class H	23,500	82,181
ANTA Sports Products Ltd.	18,000	50,521
AviChina Industry & Technology Co. Ltd., Class H	34,000	22,667
Baidu, Inc. — ADR (a)	4,645	837,168
Bank of China Ltd., Class H	1,320,000	638,501
Bank of Communications Co. Ltd., Class H	148,000	113,800
Beijing Capital International Airport Co. Ltd., Class H	34,000	47,965
Brilliance China Automotive Holdings Ltd.	52,000	87,110
Byd Co. Ltd., Class H	11,000	64,819
CGN Power Co. Ltd., Class H (b)	119,000	35,903
China Cinda Asset Management Co. Ltd., Class H	131,000	49,798
China CITIC Bank Corp. Ltd., Class H	150,000	94,953
China Coal Energy Co. Ltd., Class H (a)	30,000	14,562
China Communications Construction Co. Ltd., Class H	71,000	97,488
China Communications Services Corp. Ltd., Class H	40,000	22,763
China Conch Venture Holdings Ltd.	26,000	51,777
China Construction Bank Corp., Class H	1,448,000	1,175,288
China Everbright Bank Co. Ltd., Class H	33,000	15,467
China Evergrande Group	73,000	77,861
China Galaxy Securities Co. Ltd., Class H	42,500	38,734
China Huarong Asset Management Co. Ltd., Class H (a)(b)	106,983	45,024
China Huishan Dairy Holdings Co. Ltd.	144,000	—
China Life Insurance Co. Ltd., Class H	130,000	395,494
China Longyuan Power Group Corp. Ltd., Class H	42,000	32,291
China Medical System Holdings Ltd.	37,000	63,862
China Mengniu Dairy Co. Ltd.	48,000	92,734

Common Stocks	Shares	Value
China (continued)
China Merchants Bank Co., Class H	64,500	$167,120
China Minsheng Banking Corp. Ltd., Class H	100,000	98,386
China National Building Material Co. Ltd., Class H	40,000	26,590
China Oilfield Services Ltd., Class H	34,000	31,300
China Overseas Land & Investment Ltd.	60,000	174,035
China Pacific Insurance Group Co. Ltd., Class H	44,600	164,547
China Petroleum & Chemical Corp., Class H	410,000	332,942
China Railway Construction Corp. Ltd., Class H	23,500	32,818
China Railway Group Ltd., Class H	54,000	45,671
China Resources Gas Group Ltd.	16,000	53,921
China Resources Power Holdings Co., Ltd.	20,000	36,008
China Shenhua Energy Co. Ltd., Class H	54,500	126,865
China Southern Airlines Co. Ltd., Class H	26,000	17,283
China Telecom Corp. Ltd., Class H	218,000	106,337
China Unicom Hong Kong Ltd.	106,000	137,167
China Vanke Co. Ltd., Class H	22,000	55,748
Chongqing Changan Automobile Co. Ltd., Class B	13,000	17,212
Chongqing Rural Commercial Bank, Co. Ltd., Class H	36,000	24,724
CITIC Securities Co. Ltd., Class H	36,500	76,506
CLP Holdings Ltd.	27,000	284,748
CNOOC Ltd.	315,000	367,478
Country Garden Holdings Co. Ltd.	112,000	106,518
CSPC Pharmaceutical Group Ltd.	94,000	130,379
CSR Corp. Ltd., Class H	58,000	56,520
Ctrip.com International Ltd. — ADR (a)	6,493	327,961
Dongfeng Motor Group Co. Ltd., Class H	38,000	39,912
Far East Horizon Ltd.	36,000	33,116
Fosun International Ltd.	43,000	65,036
Fuyao Glass Industry Group Co. Ltd. (b)	9,200	32,477
GF Securities Co., Ltd., Class H	21,400	44,253
Great Wall Motor Co. Ltd., Class H	46,000	49,818
Guangzhou Automobile Group Co. Ltd., Class H	34,000	52,839
Guangzhou R&F Properties Co. Ltd., Class H	14,800	24,911
Haitian International Holdings Ltd.	14,000	34,284
Haitong Securities Co. Ltd., Class H	52,800	87,066

BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
China (continued)
Hengan International Group Co. Ltd.	15,500	$115,825
HengTen Networks Group Ltd. (a)	784,000	14,693
Huaneng Power International, Inc., Class H	78,000	53,765
Huaneng Renewables Corp. Ltd., Class H	48,000	16,755
Huatai Securities Co. Ltd., Class H (b)	25,600	49,573
Industrial & Commercial Bank of China Ltd., Class H	1,256,000	818,743
JD.com, Inc. — ADR (a)	12,005	421,015
Jiangsu Expressway Co. Ltd., Class H	30,000	44,268
Jiangxi Copper Co. Ltd., Class H	14,000	21,809
Kingsoft Corp. Ltd.	13,000	37,053
Lenovo Group Ltd.	118,000	75,443
Longfor Properties Co. Ltd.	33,500	57,966
NetEase, Inc. — ADR	1,387	368,096
New China Life Insurance Co. Ltd., Class H	14,800	73,103
New Oriental Education & Technology Group, Inc. — ADR (a)	2,495	161,027
People’s Insurance Co. Group of China Ltd., Class H	118,000	48,626
PetroChina Co. Ltd., Class H	328,000	230,447
PICC Property & Casualty Co. Ltd., Class H	72,000	115,741
Ping An Insurance Group Co. of China Ltd., Class H	92,000	517,247
Semiconductor Manufacturing International Corp. (a)	48,800	61,647
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	40,000	29,149
Shanghai Electric Group Co. Ltd., Class H (a)	32,000	15,081
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	13,000	49,009
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	24,880	39,679
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	13,400	35,442
Shenzhou International Group Holdings Ltd.	11,000	72,379
SINA Corp. (a)	980	75,274
Sino-Ocean Land Holdings Ltd.	46,500	22,683
Sinopec Engineering Group Co. Ltd., Class H	25,000	24,429
Sinopec Shanghai Petrochemical Co. Ltd., Class H	64,000	35,762
Sinopharm Group Co. Ltd., Class H	21,200	95,024
Sinotrans Ltd., Class H	30,000	13,482
SOHO China Ltd.	32,000	17,436

Common Stocks	Shares	Value
China (continued)
Sunac China Holdings Ltd.	39,000	$50,792
Sunny Optical Technology Group Co. Ltd.	14,000	115,034
TAL Education Group — ADR (a)	920	109,581
Tencent Holdings Ltd.	98,700	3,092,599
Tingyi Cayman Islands Holding Corp.	40,000	51,374
TravelSky Technology Ltd., Class H	16,000	42,112
Tsingtao Brewery Co. Ltd., Class H	10,000	44,965
Vipshop Holdings Ltd. — ADR (a)	6,979	96,799
Want Want China Holdings Ltd.	102,000	73,352
Weibo Corp. — ADR (a)	662	36,979
Weichai Power Co. Ltd., Class H	16,000	25,926
Yanzhou Coal Mining Co. Ltd., Class H	22,000	19,018
YY, Inc. — ADR (a)	825	40,400
Zhejiang Expressway Co. Ltd., Class H	28,000	34,832
Zhuzhou CRRC Times Electric Co. Ltd.	9,300	47,809
Zijin Mining Group Co. Ltd., Class H	66,000	23,423
ZTE Corp., Class H	15,200	29,279

		18,210,935
Hong Kong — 15.7%
AIA Group Ltd.	210,400	1,456,270
Alibaba Health Information Technology Ltd. (a)	70,000	27,237
Alibaba Pictures Group Ltd. (a)	300,000	48,581
ASM Pacific Technology Ltd.	5,300	78,904
Bank of Communications Co. Ltd.	296	—
Bank of East Asia Ltd.	21,000	86,840
Beijing Enterprises Holdings Ltd.	6,000	29,287
Beijing Enterprises Water Group Ltd.	66,000	50,509
Belle International Holdings Ltd.	142,000	96,208
BOC Hong Kong Holdings Ltd.	69,000	283,558
Cathay Pacific Airways Ltd.	23,000	33,102
Cheung Kong Infrastructure Holdings Ltd.	11,000	96,301
Cheung Kong Property Holdings Ltd.	45,000	322,164
China Everbright International Ltd.	43,000	58,073
China Everbright Ltd.	10,000	22,844
China Gas Holdings Ltd.	32,000	50,168
China Jinmao Holdings Group Ltd.	46,000	14,879
China Merchants Port Holdings Co. Ltd.	22,110	63,172
China Mobile Ltd.	106,500	1,133,865
China Power International Development Ltd.	42,000	15,646
China Resources Beer Holdings Co. Ltd. (a)	36,000	86,575
China Resources Land Ltd.	44,000	121,925

2	BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Hong Kong (continued)
China State Construction International Holdings Ltd.	32,000	$57,987
China Taiping Insurance Holdings Co. Ltd. (a)	28,800	71,705
CITIC Ltd.	59,000	85,550
CK Hutchison Holdings Ltd.	43,500	543,197
COSCO Pacific Ltd.	26,000	28,466
ENN Energy Holdings Ltd.	12,000	65,051
First Pacific Co. Ltd.	44,000	33,881
Fullshare Holdings Ltd. (c)	127,500	41,554
Galaxy Entertainment Group Ltd.	40,000	222,218
GCL-Poly Energy Holdings Ltd. (a)	196,000	23,658
Geely Automobile Holdings Ltd.	90,000	121,262
GOME Electrical Appliances Holding Ltd.	237,000	32,279
Guangdong Investment Ltd.	46,000	71,152
Haier Electronics Group Co. Ltd.	23,000	53,333
Hang Lung Group Ltd.	16,000	66,719
Hang Lung Properties Ltd.	39,000	102,187
Hang Seng Bank Ltd.	15,200	307,890
Henderson Land Development Co. Ltd.	18,500	117,113
HK Electric Investments & HK Electric Investments Ltd. (b)(d)	61,500	54,376
HKT Trust & HKT Ltd. (d)	70,000	89,543
Hong Kong & China Gas Co. Ltd.	129,400	258,526
Hong Kong Exchanges & Clearing Ltd.	20,100	494,340
Hongkong Land Holdings Ltd.	20,900	161,076
Hysan Development Co. Ltd.	11,000	51,877
Jardine Matheson Holdings Ltd.	4,200	270,282
Jardine Strategic Holdings Ltd.	3,700	156,347
Kerry Properties Ltd.	11,000	41,121
Kunlun Energy Co. Ltd.	64,000	57,755
Li & Fung Ltd.	80,000	33,499
Link REIT	39,000	280,331
Melco Resorts & Entertainment Ltd. - ADR	4,032	88,502
MGM China Holdings Ltd.	17,200	39,126
MTR Corp. Ltd.	29,000	166,842
New World Development Co. Ltd.	95,000	118,133
Nine Dragons Paper Holdings Ltd.	28,000	30,197
NWS Holdings Ltd.	25,321	47,552
PCCW Ltd.	94,000	53,070
Power Assets Holdings Ltd.	20,000	179,882
Sands China Ltd.	42,000	190,224
Shanghai Industrial Holdings Ltd.	6,000	18,982
Shangri-La Asia Ltd.	24,000	34,349
Shimao Property Holdings Ltd.	19,000	30,495
Sino Land Co. Ltd.	54,000	91,382
SJM Holdings Ltd.	30,000	29,083
Sun Art Retail Group Ltd.	54,000	55,634
Sun Hung Kai Properties Ltd.	24,000	359,640
Swire Pacific Ltd., Class A	8,000	77,143

Common Stocks	Shares	Value
Hong Kong (continued)
Swire Properties Ltd.	20,200	$67,721
Techtronic Industries Co. Ltd.	23,500	100,824
WH Group Ltd. (b)	138,500	123,563
Wharf Holdings Ltd.	23,000	196,099
Wheelock & Co. Ltd.	14,000	109,052
Wynn Macau Ltd. (a)	29,200	64,008
Yue Yuen Industrial Holdings Ltd.	12,500	49,416

		10,491,302
India — 10.3%
Axis Bank Ltd. — GDR	5,650	221,763
Dr. Reddy’s Laboratories Ltd. — ADR	10,723	438,035
GAIL India Ltd. — GDR	17,897	692,614
ICICI Bank Ltd. — ADR	65,278	559,432
Infosys Ltd. — ADR	52,146	759,246
Larsen & Toubro Ltd. — GDR	26,736	725,882
Mahindra & Mahindra Ltd. — GDR	28,357	594,535
Reliance Industries Ltd. — GDR (b)	18,073	782,616
State Bank of India — GDR	13,423	608,437
Tata Motors Ltd. — ADR	13,304	474,554
Vedanta Ltd. — ADR	33,850	514,520
Wipro Ltd. — ADR	53,250	524,512

		6,896,146
Indonesia — 2.9%
Adaro Energy Tbk PT	262,400	34,894
AKR Corporindo Tbk PT	20,000	10,153
Astra International Tbk PT	316,900	212,384
Bank Central Asia Tbk PT	227,300	302,296
Bank Danamon Indonesia Tbk PT	69,200	25,211
Bank Mandiri Persero Tbk PT	154,600	135,292
Bank Negara Indonesia Persero Tbk PT	121,300	57,921
Bank Rakyat Indonesia Persero Tbk PT	185,800	179,464
Bumi Serpong Damai Tbk PT	110,900	14,857
Charoen Pokphand Indonesia Tbk PT	121,500	29,079
Gudang Garam Tbk PT	8,700	43,270
Hanjaya Mandala Sampoerna Tbk PT	187,400	53,608
Indocement Tunggal Prakarsa Tbk PT	18,900	23,991
Indofood CBP Sukses Makmur Tbk PT	65,200	42,864
Indofood Sukses Makmur Tbk PT	78,200	49,008
Jasa Marga Persero Tbk PT	31,699	11,030
Kalbe Farma Tbk PT	388,000	46,073
Lippo Karawaci Tbk PT	216,500	12,823
Matahari Department Store Tbk PT	36,900	40,321
Media Nusantara Citra Tbk PT	50,200	6,867
Pakuwon Jati Tbk PT	289,800	13,551
Perusahaan Gas Negara Persero Tbk PT	128,100	23,295

BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Indonesia (continued)
Semen Indonesia Persero Tbk PT	36,400	$24,055
Summarecon Agung Tbk PT	127,500	12,977
Surya Citra Media Tbk PT	101,300	21,676
Telekomunikasi Indonesia Persero Tbk PT	875,900	288,947
Tower Bersama Infrastructure Tbk PT	27,800	12,196
Unilever Indonesia Tbk PT	39,500	131,874
United Tractors Tbk PT	28,900	58,269
Waskita Karya Persero Tbk PT	126,100	22,578
XL Axiata Tbk PT (a)	57,500	13,827

		1,954,651
Malaysia — 2.9%
AirAsia Bhd	26,700	20,594
Alliance Financial Group Bhd	15,500	14,736
AMMB Holdings Bhd	20,000	25,241
Astro Malaysia Holdings Bhd	47,000	29,233
Axiata Group Bhd	33,600	39,830
British American Tobacco Malaysia Bhd	3,200	33,496
CIMB Group Holdings Bhd	41,900	55,370
Dialog Group Bhd	65,200	29,268
DiGi.Com Bhd	75,300	89,160
Felda Global Ventures Holdings Bhd	17,800	8,720
Gamuda Bhd	27,500	33,377
Genting Bhd	31,400	71,118
Genting Malaysia Bhd	42,100	56,898
Genting Plantations Bhd	16,800	44,196
HAP Seng Consolidated Bhd	16,500	33,692
Hartalega Holdings Bhd	21,100	23,797
Hong Leong Bank Bhd	11,100	35,258
IHH Healthcare Bhd	65,700	93,533
IJM Corp. Bhd	28,500	22,979
IOI Corp. Bhd	54,500	57,596
Kuala Lumpur Kepong Bhd	14,900	84,162
Lafarge Malayan Cement Bhd	2,900	4,222
Malayan Banking Bhd	59,100	130,359
Malaysia Airports Holdings Bhd	13,500	23,635
Maxis Bhd	39,200	57,570
MISC Bhd	12,900	21,719
Petronas Chemicals Group Bhd	43,400	72,983
Petronas Dagangan Bhd	10,200	56,533
Petronas Gas Bhd	10,100	42,943
PPB Group Bhd	12,400	48,275
Public Bank Bhd	49,000	225,188
Sapurakencana Petroleum Bhd	42,900	19,719
Sime Darby Bhd	34,700	74,636
Telekom Malaysia Bhd	29,000	43,156
Tenaga Nasional Bhd	52,700	169,201
UMW Holdings Bhd (a)	2,800	3,999
Westports Holdings Bhd	24,500	22,585

Common Stocks	Shares	Value
Malaysia (continued)
YTL Corp. Bhd	48,400	$16,381

		1,935,358
Philippines — 1.4%
Aboitiz Equity Ventures, Inc.	28,130	43,266
Aboitiz Power Corp.	34,700	29,527
Alliance Global Group, Inc.	20,000	5,925
Ayala Corp.	4,690	81,320
Ayala Land, Inc.	124,200	87,769
Bank of the Philippine Islands	17,190	36,055
BDO Unibank, Inc.	41,950	100,726
DMCI Holdings, Inc.	25,500	6,562
Energy Development Corp.	42,800	5,167
Globe Telecom, Inc.	595	24,746
GT Capital Holdings, Inc.	1,580	39,859
International Container Terminal Services, Inc.	8,300	14,776
JG Summit Holdings, Inc.	40,980	69,073
Jollibee Foods Corp.	10,700	44,957
Megaworld Corp.	173,000	14,060
Metro Pacific Investments Corp.	211,900	27,903
Metropolitan Bank & Trust Co.	15,450	26,102
PLDT, Inc.	1,590	56,434
Robinsons Land Corp.	19,100	9,814
Security Bank Corp.	4,800	20,482
SM Investments Corp.	4,985	72,644
SM Prime Holdings, Inc.	140,300	83,685
Universal Robina Corp.	15,390	52,961

		953,813
Republic of Korea — 0.1%
Lotte Chilsung Beverage Co. Ltd.	22	32,448
Singapore — 4.4%
Ascendas Real Estate Investment Trust	55,691	102,070
CapitaLand Commercial Trust Ltd.	51,600	59,969
CapitaLand Ltd.	43,800	117,688
CapitaLand Mall Trust	50,300	70,928
City Developments Ltd.	8,500	65,592
ComfortDelGro Corp. Ltd.	35,900	70,343
DBS Group Holdings Ltd.	30,400	419,836
Genting Singapore PLC	106,900	85,172
Global Logistic Properties Ltd.	50,100	103,215
Golden Agri-Resources Ltd.	128,200	32,981
Hutchison Port Holdings Trust	74,700	30,241
Jardine Cycle & Carriage Ltd.	1,544	52,250
Keppel Corp. Ltd.	20,800	96,710
Oversea-Chinese Banking Corp. Ltd.	53,200	372,597
SATS Ltd.	15,000	54,697
SembCorp Industries Ltd.	10,300	22,317
Singapore Airlines Ltd.	9,200	67,397
Singapore Exchange Ltd.	12,700	67,296

4	BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Singapore (continued)
Singapore Technologies Engineering Ltd.	27,100	$73,514
Singapore Telecommunications Ltd.	144,200	386,064
StarHub Ltd.	20,500	40,878
Suntec Real Estate Investment Trust	50,700	64,204
United Overseas Bank Ltd.	22,441	349,400
UOL Group Ltd.	7,500	38,846
Wilmar International Ltd.	33,800	85,854
Yangzijiang Shipbuilding Holdings Ltd.	24,500	20,131

		2,950,190
South Korea — 17.1%
Amorepacific Corp.	804	187,945
Amorepacific Group	628	72,554
BGF Retail Co., Ltd.	424	40,819
BNK Financial Group, Inc.	3,164	26,536
Celltrion, Inc. (a)	1,433	112,753
Cheil Worldwide, Inc.	2,042	33,092
CJ CheilJedang Corp.	160	47,980
CJ Corp.	205	33,675
CJ E&M Corp.	407	28,785
CJ Korea Express Co. Ltd. (a)	152	22,218
Coway Co. Ltd.	1,033	91,088
Daelim Industrial Co. Ltd.	302	21,303
Daewoo Engineering & Construction Co. Ltd. (a)	1,719	11,023
Daewoo Securities Co. Ltd.	5,492	42,979
DGB Financial Group, Inc.	3,085	31,537
Dongbu Insurance Co. Ltd.	992	59,237
Dongsuh Cos., Inc.	1,249	33,835
Doosan Heavy Industries & Construction Co. Ltd.	883	18,016
E-Mart, Inc.	346	69,889
GS Engineering & Construction Corp. (a)	640	17,568
GS Holdings Corp.	1,081	56,266
GSretail Co. Ltd.	610	28,461
Hana Financial Group, Inc.	4,873	167,363
Hankook Tire Co, Ltd.	1,324	68,518
Hanmi Pharm Co. Ltd. (a)	127	34,413
Hanmi Science Co. Ltd. (a)	348	18,538
Hanon Systems	2,643	19,639
Hanssem Co. Ltd.	218	42,144
Hanwha Chemical Corp.	1,535	33,889
Hanwha Corp.	544	19,085
Hanwha Life Insurance Co. Ltd.	3,268	17,652
Hotel Shilla Co. Ltd.	642	28,637
Hyosung Corp.	338	42,690
Hyundai Department Store Co.,Ltd.	217	20,609

Common Stocks	Shares	Value
South Korea (continued)
Hyundai Development Co-Engineering & Construction	915	$35,913
Hyundai Engineering & Construction Co. Ltd.	1,209	51,499
Hyundai Glovis Co. Ltd.	317	40,370
Hyundai Heavy Industries Co. Ltd. (a)	625	90,627
Hyundai Marine & Fire Insurance Co. Ltd.	1,203	38,743
Hyundai Mobis Co. Ltd.	1,129	220,178
Hyundai Motor Co.	2,717	343,638
Hyundai Motor Co., Preference Shares	226	18,324
Hyundai Motor Co., Second Preference Shares	394	34,372
Hyundai Steel Co.	925	44,555
Hyundai Wia Corp.	219	12,485
Industrial Bank of Korea	3,523	38,635
Kakao Corp.	617	48,982
Kangwon Land, Inc.	2,353	74,748
KB Financial Group, Inc.	6,775	297,811
KCC Corp.	69	20,622
KEPCO Plant Service & Engineering Co. Ltd.	482	24,300
Kia Motors Corp.	4,194	128,382
Korea Aerospace Industries Ltd.	1,050	58,852
Korea Electric Power Corp.	3,471	138,355
Korea Gas Corp. (a)	526	21,545
Korea Investment Holdings Co. Ltd.	706	31,807
Korea Zinc Co. Ltd.	112	41,864
Korean Air Lines Co. Ltd. (a)	975	26,224
KT Corp.	267	7,554
KT&G Corp.	2,063	183,976
Kumho Petrochemical Co. Ltd.	370	24,722
LG Chem Ltd.	824	198,195
LG Chem Ltd., Preference Shares	47	7,507
LG Corp.	1,573	93,438
LG Display Co. Ltd.	3,663	94,389
LG Electronics, Inc.	1,920	116,551
LG Household & Health Care Ltd.	244	165,521
LG Innotek Co. Ltd.	294	33,951
LG Uplus Corp.	3,934	49,987
Lotte Chemical Corp.	249	74,749
Lotte Confectionery Co. Ltd.	102	18,359
Lotte Shopping Co. Ltd.	118	27,212
NAVER Corp.	477	335,247
NCSoft Corp.	325	102,780
NH Investment & Securities Co. Ltd.	3,112	36,044
OCI Co. Ltd.	289	20,023
Orion Corp.	72	42,730
Ottogi Corp.	34	22,021
POSCO	1,085	256,150
Posco Daewoo Corp.	651	13,717

BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
South Korea (continued)
S-1 Corp.	496	$42,529
S-Oil Corp.	787	68,852
Samsung Biologics Co. Ltd. (a)	442	67,887
Samsung C&T Corp.	1,188	128,731
Samsung Card Co. Ltd.	532	18,654
Samsung Electro-Mechanics Co., Ltd.	1,108	71,083
Samsung Electronics Co. Ltd.	1,723	3,377,816
Samsung Electronics Co. Ltd., Preference Shares	282	434,259
Samsung Fire & Marine Insurance Co. Ltd.	609	143,378
Samsung Heavy Industries Co. Ltd. (a)	3,872	36,700
Samsung Life Insurance Co. Ltd.	1,191	114,502
Samsung SDI Co. Ltd.	938	113,238
Samsung SDS Co. Ltd.	588	71,002
Samsung Securities Co. Ltd.	1,008	30,606
Samsung Techwin Co. Ltd. (a)	657	30,003
Shinhan Financial Group Co. Ltd.	7,253	302,823
Shinsegae Co. Ltd.	94	16,894
SK Holdings Co. Ltd.	733	156,130
SK Hynix, Inc.	10,084	477,713
SK Innovation Co. Ltd.	1,045	156,776
SK Networks Co. Ltd.	2,600	18,286
SK Telecom Co. Ltd.	394	83,168
Woori Bank	4,985	65,368
Yuhan Corp.	202	41,154

		11,475,942
Taiwan — 14.2%
Acer, Inc.	39,000	18,408
Advanced Semiconductor Engineering, Inc.	101,904	127,715
Advantech Co. Ltd.	6,000	48,503
Asia Cement Corp.	40,000	39,493
Asia Pacific Telecom Co. Ltd. (a)	41,000	13,209
Asustek Computer, Inc.	11,000	108,068
AU Optronics Corp.	121,000	50,288
Casetek Holdings Ltd.	4,000	11,856
Catcher Technology Co. Ltd.	11,000	112,963
Cathay Financial Holding Co. Ltd.	141,000	225,968
Chailease Holding Co. Ltd.	28,200	71,845
Chang Hwa Commercial Bank Ltd.	140,220	81,271
Cheng Shin Rubber Industry Co. Ltd.	32,000	66,039
Chicony Electronics Co. Ltd.	11,030	29,104
China Airlines Ltd.	51,000	15,799
China Development Financial Holding Corp.	160,000	44,136
China Life Insurance Co. Ltd.	66,160	61,602
China Steel Corp.	173,000	138,645
Chunghwa Telecom Co. Ltd.	68,000	230,021
Compal Electronics, Inc.	54,000	36,149

Common Stocks	Shares	Value
Taiwan (continued)
CTBC Financial Holding Co. Ltd.	292,966	$182,947
Delta Electronics, Inc.	33,000	185,748
E.Sun Financial Holding Co. Ltd.	141,259	85,381
Eclat Textile Co. Ltd.	3,000	32,811
Eva Airways Corp.	33,550	16,494
Evergreen Marine Corp. Taiwan Ltd. (a)	42,150	18,588
Far Eastern New Century Corp.	32,320	27,194
Far EasTone Telecommunications Co. Ltd.	40,000	98,502
Feng TAY Enterprise Co. Ltd.	5,307	20,393
First Financial Holding Co. Ltd.	210,189	128,186
Formosa Chemicals & Fibre Corp.	53,000	162,974
Formosa Petrochemical Corp.	21,000	73,404
Formosa Plastics Corp.	70,000	210,340
Formosa Taffeta Co. Ltd.	4,000	4,175
Foxconn Technology Co. Ltd.	16,090	49,025
Fubon Financial Holding Co. Ltd.	106,000	165,935
Giant Manufacturing Co. Ltd.	5,000	30,215
Highwealth Construction Corp.	16,900	28,489
Hiwin Technologies Corp.	4,050	25,807
Hon Hai Precision Industry Co. Ltd.	264,800	866,733
Hotai Motor Co. Ltd.	5,000	57,623
HTC Corp. (a)	10,000	23,995
Hua Nan Financial Holdings Co. Ltd.	152,963	85,654
Innolux Corp.	121,000	56,476
Inventec Co. Ltd.	40,000	29,744
Largan Precision Co. Ltd.	1,450	240,801
Lite-On Technology Corp.	31,110	54,267
MediaTek, Inc.	24,000	172,515
Mega Financial Holding Co. Ltd.	178,000	142,898
Merida Industry Co. Ltd.	4,000	21,466
Micro-Star International Co. Ltd.	12,000	24,035
Nan Ya Plastics Corp.	78,000	187,881
Nanya Technology Corp.	15,000	23,900
Nien Made Enterprise Co. Ltd.	4,000	40,460
Novatek Microelectronics Corp.	10,000	38,428
OBI Pharma, Inc. (a)	2,000	18,797
Pegatron Corp.	31,000	91,297
Phison Electronics Corp.	5,000	47,067
Pou Chen Corp.	27,000	37,802
Powertech Technology, Inc.	10,000	31,372
President Chain Store Corp.	12,000	104,429
Quanta Computer, Inc.	42,000	87,010
Realtek Semiconductor Corp.	9,000	30,436
Ruentex Development Co. Ltd. (a)	13,536	16,518
Ruentex Industries Ltd.	10,000	16,078
Shin Kong Financial Holding Co. Ltd. (a)	127,755	34,048
Siliconware Precision Industries Co.	38,302	62,070
Sino Biopharmaceutical Ltd.	90,000	73,961
SinoPac Financial Holdings Co. Ltd.	136,727	41,777

6	BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Taiwan (continued)
Standard Foods Corp.	26,663	$65,798
Synnex Technology International Corp.	24,350	26,384
TaiMed Biologics, Inc. (a)	3,000	18,033
Taishin Financial Holding Co. Ltd.	136,026	56,087
Taiwan Business Bank	71,419	19,735
Taiwan Cement Corp.	52,000	60,482
Taiwan Cooperative Financial Holding Co. Ltd.	146,322	74,431
Taiwan Fertilizer Co. Ltd.	13,000	17,574
Taiwan Mobile Co. Ltd.	35,000	129,226
Taiwan Semiconductor Manufacturing Co. Ltd.	426,000	2,744,247
Teco Electric and Machinery Co. Ltd.	21,000	20,797
Transcend Information, Inc.	6,000	20,478
Uni-President Enterprises Corp.	86,840	160,306
United Microelectronics Corp.	157,000	62,759
Vanguard International Semiconductor Corp.	15,000	28,608
Wistron Corp.	35,553	33,565
WPG Holdings Ltd.	28,000	35,494
Yuanta Financial Holding Co. Ltd.	140,865	60,229
Yulon Motor Co. Ltd.	6,000	5,428
Zhen Ding Technology Holding Ltd.	11,000	25,722

		9,502,611
Thailand — 2.6%
Advanced Info Service PCL — NVDR	19,200	97,050
Airports of Thailand PCL — NVDR	79,000	91,912
Bangkok Bank PCL — NVDR	1,400	7,257
Bangkok Bank PCL, Foreign Registered Shares	4,400	23,770
Bangkok Dusit Medical Services PCL — NVDR	79,800	46,801
Bangkok Expressway & Metro PCL	121,300	25,225
Banpu PCL — NVDR	33,400	18,542
BEC World PCL — NVDR	21,400	11,569
Berli Jucker PCL — NVDR	16,000	20,131
BTS Group Holdings PCL — NVDR	80,400	19,740
Bumrungrad Hospital PCL — NVDR	7,000	35,484
Central Pattana PCL — NVDR	31,100	53,891
Charoen Pokphand Foods PCL — NVDR	34,600	26,723
CP ALL PCL — NVDR	91,100	160,713
Delta Electronics Thailand PCL — NVDR	9,300	24,730
Electricity Generating PCL	3,000	19,078
Glow Energy PCL — NVDR	3,300	7,819
Home Product Center PCL — NVDR	109,800	30,773
Indorama Ventures PCL — NVDR	21,000	22,267

Common Stocks	Shares	Value
Thailand (continued)
IRPC PCL — NVDR	125,600	$20,310
Kasikornbank PCL — NVDR	12,000	64,125
Kasikornbank PCL, Foreign Registered Shares	20,100	107,397
KCE Electronics PCL	3,900	11,995
Krung Thai Bank PCL — NVDR	42,800	24,470
Minor International PCL — NVDR	33,900	36,479
PTT Exploration & Production PCL — NVDR	27,000	75,760
PTT Global Chemical PCL — NVDR	29,000	62,771
PTT PCL — NVDR	15,900	178,496
Robinson Department Store PCL	12,600	22,758
Siam Cement PCL — NVDR	3,000	46,453
Siam Cement PCL, Foreign Registered Shares	5,600	86,739
Siam Commercial Bank PCL — NVDR	28,200	126,954
Thai Oil PCL — NVDR	13,300	29,969
Thai Union Group PCL — NVDR	53,200	32,749
TMB Bank PCL — NVDR	256,800	16,910
True Corp. PCL — NVDR	124,273	23,495

		1,711,305
United States — 0.4%
Yum China Holdings, Inc. (a)	6,845	233,551
Total Long-Term Investments (Cost — $62,604,921) — 99.2%		66,348,252

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (e)(f)	1,173,565	1,173,565
SL Liquidity Series, LLC, Money Market Series, 1.09% (e)(f)(g)	39,992	40,000
Total Short-Term Securities (Cost — $1,213,565) — 1.8%		1,213,565
Total Investments (Cost — $63,818,486*) — 101.0%		67,561,817
Liabilities in Excess of Other Assets — (1.0)%		(639,062)

Net Assets — 100.0%		$66,922,755

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$63,898,195

Gross unrealized appreciation	$5,950,874
Gross unrealized depreciation	(2,287,252)

Net unrealized appreciation	$3,663,622

BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Notes to Schedule of Investments
(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.

(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(e)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	1,173,565	1,173,565	$1,173,565	$2,980		$2	—
BlackRock Premier Government Institutional Fund	15,860	(15,860)	—	—	15		—	—
SL Liquidity Series, LLC, Money Market Series	3553	36,439	39,992	40,000	155	[2]	—	—
Total				$1,213,565	$3,150		$2	—

[1] Includes net capital gain distributions.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
10	MSCI Emerging Markets Mini Index	June 2017	$489,500	$4,453

8	BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments )

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2017	9

Schedule of Investments (concluded)	BlackRock MSCI Asia ex Japan Index Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
China	$4,778,072	$13,432,863	—	$18,210,935
Hong Kong	306,365	10,184,937	—	10,491,302
India	4,910,558	1,985,588	—	6,896,146
Indonesia	131,874	1,822,777	—	1,954,651
Malaysia	645,340	1,290,018	—	1,935,358
Philippines	81,283	872,530	—	953,813
Republic of Korea	—	32,448	—	32,448
Singapore	—	2,950,190	—	2,950,190
South Korea	54,462	11,421,480	—	11,475,942
Taiwan	—	9,502,611	—	9,502,611
Thailand	11,569	1,699,736	—	1,711,305
United States	233,551	—	—	233,551
Short-Term Securities	1,173,565	—	—	1,173,565

Subtotal	$12,326,639	$55195178	—	$67,521,817

Investments Valued at NAV[1]				40,000

Total				$67,561,817

Derivative Financial Instruments[2]
Assets:
Equity contracts	$4,453	—	—	$4,453
[1] As of April 30, 2017, certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2017, there were no transfers between levels.

10	BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock MSCI World Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.0%
MercadoLibre, Inc.	658	$150,623
Australia — 2.7%
AGL Energy Ltd.	10,068	201,570
Alumina Ltd.	41,516	56,992
Amcor Ltd.	18,545	218,057
AMP Ltd.	47,426	190,020
APA Group (a)	16,874	115,723
Aristocrat Leisure Ltd.	8,679	127,544
ASX Ltd.	3,517	133,328
Aurizon Holdings Ltd.	28,230	108,859
AusNet Services	18,104	23,710
Australia & New Zealand Banking Group Ltd.	44,602	1,091,811
Bank of Queensland Ltd.	6,911	61,834
Bendigo & Adelaide Bank Ltd.	7,799	71,772
BHP Billiton Ltd.	49,109	874,333
Boral Ltd.	14,795	68,198
Brambles Ltd.	26,901	208,162
Caltex Australia Ltd.	4,121	91,986
Challenger Ltd.	10,156	100,310
CIMIC Group Ltd.	1,069	29,625
Coca-Cola Amatil Ltd.	8,032	56,292
Cochlear Ltd.	995	104,157
Commonwealth Bank of Australia	26,650	1,740,616
Computershare Ltd.	7,242	79,836
Crown Resorts Ltd.	7,473	69,875
CSL Ltd.	7,092	703,243
Dexus Property Group	15,420	117,746
Domino’s Pizza Enterprises Ltd.	1,102	50,394
DUET Group (a)	41,103	92,879
Flight Centre Travel Group Ltd.	482	11,337
Fortescue Metals Group Ltd.	21,688	85,964
Goodman Group	27,889	169,334
GPT Group	32,394	127,246
Harvey Norman Holdings Ltd.	5,760	18,067
Healthscope Ltd.	18,926	31,257
Incitec Pivot Ltd.	20,268	57,422
Insurance Australia Group Ltd.	38,204	177,338
Lend Lease Group (a)	7,245	86,981
Macquarie Group Ltd.	4,608	320,103
Medibank Pvt Ltd.	37,107	80,781
Mirvac Group	53,906	91,559
National Australia Bank Ltd.	40,483	1,027,545
Newcrest Mining Ltd.	11,815	189,552
Oil Search Ltd.	22,997	124,090
Orica Ltd.	7,296	101,083
Origin Energy Ltd. (b)	27,362	147,243
Qantas Airways Ltd.	4,693	14,876
QBE Insurance Group Ltd.	20,114	193,251
Ramsay Health Care Ltd.	2,321	124,457
REA Group Ltd.	1,287	59,105
Rio Tinto Ltd.	6,284	284,487
Santos Ltd. (b)	27,671	71,837

Common Stocks	Shares	Value
Australia (continued)
Scentre Group	83,751	$270,223
Seek Ltd.	4,929	62,786
Sonic Healthcare Ltd.	6,786	112,182
South32 Ltd.	78,072	161,788
Stockland	38,484	139,672
Suncorp Group Ltd.	20,274	208,997
Sydney Airport (a)	18,228	94,145
Tabcorp Holdings Ltd.	21,251	75,500
Tatts Group Ltd.	20,780	66,850
Telstra Corp. Ltd.	61,370	193,903
TPG Telecom Ltd.	2,446	10,792
Transurban Group (a)	31,123	284,336
Treasury Wine Estates Ltd.	9,623	86,399
Vicinity Centres	53,782	115,923
Vocus Group Ltd.	3,819	9,628
Wesfarmers Ltd.	17,231	554,658
Westfield Corp.	28,822	196,003
Westpac Banking Corp.	51,074	1,338,893
Woodside Petroleum Ltd.	12,517	301,303
Woolworths Ltd.	18,709	376,082

		15,043,850
Austria — 0.1%
Andritz AG	961	53,102
Erste Group Bank AG	4,731	169,388
OMV AG	2,521	116,120
Raiffeisen Bank International AG (b)	2,054	46,824
Voestalpine AG	1,750	72,956

		458,390
Belgium — 0.4%
Ageas	3,026	123,902
Anheuser-Busch InBev SA	11,725	1,322,232
Colruyt SA	810	41,623
Groupe Bruxelles Lambert SA	977	93,712
KBC Group NV	3,679	265,870
Proximus	2,260	69,120
Solvay SA	1,154	146,778
Telenet Group Holding NV (b)	1,112	67,566
UCB SA	1,818	141,893
Umicore SA	1,676	98,192

		2,370,888
Bermuda — 0.0%
Marvell Technology Group Ltd.	6,406	96,218
Canada — 3.5%
Agnico Eagle Mines Ltd.	3,088	147,608
Agrium, Inc.	1,995	187,245
Alimentation Couche Tard, Inc., Class B	6,453	296,780
AltaGas Ltd.	3,436	76,999
ARC Resources Ltd.	6,725	88,284

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Canada (continued)
Atco Ltd. Class I	804	$29,255
Bank of Montreal	9,839	696,705
Bank of Nova Scotia	18,403	1,022,981
Barrick Gold Corp.	18,983	317,345
BCE, Inc.	2,299	104,672
BlackBerry Ltd. (b)	7,929	74,059
Bombardier, Inc., Class B (b)	21,867	33,801
Brookfield Asset Management, Inc., Class A	13,804	510,274
CAE, Inc.	5,090	77,745
Cameco Corp.	6,528	62,600
Canadian Imperial Bank of Commerce	6,055	489,040
Canadian National Railway Co.	11,686	844,700
Canadian Natural Resources Ltd.	17,103	544,770
Canadian Pacific Railway Ltd.	2,217	339,700
Canadian Tire Corp. Ltd., Class A	946	115,456
Canadian Utilities Ltd., Class A	1,778	51,254
CCL Industries, Inc., Class B	490	113,432
Cenovus Energy, Inc.	17,422	173,703
CGI Group, Inc., Class A (b)	3,036	146,523
CI Financial Corp.	2,827	55,295
Constellation Software, Inc.	250	114,342
Crescent Point Energy Corp.	7,219	71,447
Dollarama, Inc.	2,037	178,324
Eldorado Gold Corp.	8,726	31,898
Element Fleet Management Corp.	5,211	45,771
Emera, Inc.	1,068	36,968
Empire Co. Ltd., Class A	1,259	19,396
Enbridge, Inc.	25,269	1,047,376
Encana Corp.	15,746	168,528
Fairfax Financial Holdings Ltd.	379	173,251
Finning International, Inc.	2,949	56,083
First Capital Realty, Inc.	1,017	14,781
First Quantum Minerals Ltd.	11,692	111,434
Fortis, Inc.	6,167	200,680
Franco-Nevada Corp.	2,754	187,305
George Weston Ltd.	565	50,741
Gildan Activewear, Inc.	3,360	94,200
Goldcorp, Inc.	13,647	190,151
Great-West Lifeco, Inc.	4,569	122,907
H&R Real Estate Investment Trust	2,889	49,016
Husky Energy, Inc. (b)	4,896	56,526
Hydro One Ltd. (c)	4,036	71,078
IGM Financial, Inc.	1,703	51,163
Imperial Oil Ltd.	4,200	122,180
Industrial Alliance Insurance & Financial Services, Inc.	1,683	71,004
Intact Financial Corp.	1,902	130,293
Inter Pipeline Ltd.	5,492	111,888
Jean Coutu Group PJC, Inc., Class A	1,007	16,480
Keyera Corp.	2,885	79,847
Kinross Gold Corp. (b)	21,997	76,544
Linamar Corp.	991	42,136

Common Stocks	Shares	Value
Canada (continued)
Loblaw Cos. Ltd.	3,793	$212,873
Magna International, Inc.	5,890	246,033
Manulife Financial Corp.	30,158	528,906
Methanex Corp.	1,478	67,921
Metro, Inc.	3,153	108,053
National Bank of Canada	5,475	212,775
Onex Corp.	1,217	87,808
Open Text Corp.	4,031	139,766
Pembina Pipeline Corp.	5,792	184,573
Peyto Exploration & Development Corp.	2,379	43,291
Potash Corp. of Saskatchewan, Inc.	13,054	220,141
Power Corp. of Canada	6,258	145,006
Power Financial Corp.	3,714	94,384
PrairieSky Royalty Ltd.	3,587	78,175
Restaurant Brands International, Inc.	3,977	223,228
RioCan Real Estate Investment Trust	2,715	51,573
Rogers Communications, Inc., Class B	5,344	245,032
Royal Bank of Canada	22,933	1,570,307
Saputo, Inc.	3,711	122,010
Seven Generations Energy Ltd. (b)	5,246	92,887
Shaw Communications, Inc., Class B	5,704	120,929
Silver Wheaton Corp.	6,151	122,745
Smart Real Estate Investment Trust	626	14,840
SNC-Lavalin Group, Inc.	2,409	96,886
Sun Life Financial, Inc.	9,217	325,520
Suncor Energy, Inc.	25,443	797,371
Teck Resources Ltd., Class B	8,559	177,569
TELUS Corp.	3,296	109,669
Thomson Reuters Corp.	4,610	209,486
Toronto-Dominion Bank	28,717	1,351,227
Tourmaline Oil Corp. (b)	3,253	63,914
TransCanada Corp.	13,272	616,226
Turquoise Hill Resources Ltd. (b)	11,569	31,528
Valeant Pharmaceuticals International, Inc. (b)	6,392	59,235
Veresen, Inc.	5,822	64,957
Vermilion Energy, Inc.	1,807	63,620
Waste Connections, Inc.	2,790	256,736
West Fraser Timber Co. Ltd.	709	31,860
Yamana Gold, Inc.	9,349	25,135

		19,608,159
China — 0.0%
CLP Holdings Ltd.	24,000	253,109
Denmark — 0.6%
A.P. Moeller — Maersk A/S, Class A	61	101,199

2	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Denmark (continued)
A.P. Moeller — Maersk A/S, Class B	102	$175,953
Carlsberg A/S, Class B	1,712	170,828
Chr Hansen Holding A/S	1,404	94,593
Coloplast A/S, Class B	1,705	145,992
Danske Bank A/S	10,905	396,490
DONG Energy A/S (c)	2,633	103,679
DSV A/S	3,228	179,753
Genmab A/S (b)	930	185,046
ISS A/S	2,883	119,587
Novo Nordisk A/S, Class B	29,520	1,149,416
Novozymes A/S, Class B	3,192	137,809
Pandora A/S	1,670	180,410
TDC A/S	9,490	50,909
Tryg A/S	1,039	19,935
Vestas Wind Systems A/S	3,219	276,984
William Demant Holding A/S (b)	2,352	53,832

		3,542,415
Finland — 0.4%
Elisa OYJ	2,308	78,488
Fortum OYJ	5,806	84,421
Kone OYJ, Class B	5,080	232,524
Metso OYJ	2,778	99,491
Neste OYJ	2,567	104,603
Nokia OYJ	85,758	490,252
Nokian Renkaat OYJ	1,793	77,065
Orion OYJ, Class B	1,454	83,328
Sampo OYJ, Class A	6,338	303,321
Stora Enso OYJ, Class R	8,882	105,411
UPM-Kymmene OYJ	8,132	214,251
Wartsila OYJ	2,424	147,414

		2,020,569
France — 3.8%
Accor SA	2,478	112,995
Aeroports de Paris	396	52,820
Air Liquide SA	6,008	723,881
Airbus SE	8,831	714,363
Alstom SA (b)	2,603	82,620
ArcelorMittal (b)	27,411	215,405
Arkema SA	971	102,812
AtoS SE	1,263	165,434
AXA SA	29,879	797,175
BNP Paribas SA	16,116	1,137,422
Bollore SA	14,299	58,182
Bouygues SA	2,591	108,910
Bureau Veritas SA	4,266	98,845
Cap Gemini SA	2,326	232,884
Carrefour SA	8,944	210,642
Casino Guichard-Perrachon SA	953	57,394
Christian Dior SE	746	204,601
Cie Generale des Etablissements Michelin	3,072	401,821
CNP Assurances	3,993	83,409

Common Stocks	Shares	Value
France (continued)
Compagnie de Saint-Gobain	8,151	$439,802
Credit Agricole SA	17,140	254,937
Danone SA	9,219	645,200
Dassault Aviation SA	33	45,096
Dassault Systemes SA	1,898	169,341
Edenred	3,994	102,313
Eiffage SA	1,030	87,246
Electricite de France SA	5,572	46,514
Engie SA	23,659	333,593
Essilor International SA	3,259	422,343
Eurazeo	537	36,398
Eutelsat Communications SA	2,857	67,595
Fonciere Des Regions	385	34,361
Gecina SA	544	77,372
Groupe Eurotunnel SE, Registered Shares	7,842	86,150
Hermes International	365	174,495
ICADE	883	65,569
Iliad SA	426	103,400
Imerys SA	706	60,738
Ingenico Group SA	950	86,020
JCDecaux SA	1,315	46,419
Kering	1,095	339,404
Klepierre	3,250	127,562
L’Oreal SA	3,838	764,336
Lagardere SCA	2,161	66,149
Legrand SA	4,017	260,024
LVMH Moet Hennessy Louis Vuitton SE	4,316	1,065,486
Natixis SA	14,230	99,029
Orange SA	31,197	482,846
Pernod Ricard SA	3,235	404,865
Peugeot SA (b)	7,295	152,944
Publicis Groupe SA	2,896	209,080
Remy Cointreau SA	563	56,794
Renault SA	2,970	276,956
Rexel SA	5,012	89,506
Safran SA	4,824	399,402
Sanofi	17,718	1,674,241
Schneider Electric SE	8,660	685,921
SCOR SE	2,534	100,237
SEB SA	259	41,708
SES SA	5,896	128,867
SFR Group SA (b)	1,035	33,885
Societe BIC SA	528	59,335
Societe Generale SA	11,690	640,994
Sodexo SA	1,443	183,393
Suez	5,754	94,520
Thales SA	1,573	165,332
TOTAL SA	35,056	1,799,537
Unibail-Rodamco SE	1,517	372,487
Valeo SA	3,605	259,416
Veolia Environnement SA	8,050	153,194
Vinci SA	7,734	659,235

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
France (continued)
Vivendi SA	15,713	$311,671
Wendel SA	618	86,632
Zodiac Aerospace	3,074	74,623

		21,266,128
Germany — 3.4%
adidas AG	2,901	581,617
Allianz SE, Registered Shares	6,963	1,325,599
Axel Springer SE	893	50,104
BASF SE	13,979	1,361,819
Bayer AG, Registered Shares	12,739	1,576,235
Bayerische Motoren Werke AG	5,050	482,486
Bayerische Motoren Werke AG, Preference Shares	763	62,747
Beiersdorf AG	1,473	146,492
Brenntag AG	2,242	132,910
Commerzbank AG (b)	16,186	158,680
Continental AG	1,696	379,899
Covestro AG (c)	1,326	103,337
Daimler AG, Registered Shares	14,870	1,108,027
Deutsche Bank AG, Registered Shares (b)	30,610	550,393
Deutsche Boerse AG	2,875	281,403
Deutsche Lufthansa AG, Registered Shares	3,552	61,280
Deutsche Post AG, Registered Shares	14,883	534,952
Deutsche Telekom AG, Registered Shares	49,879	874,917
Deutsche Wohnen AG, Bearer Shares	6,089	208,204
E.ON SE	33,507	261,200
Evonik Industries AG	2,657	88,717
Fraport AG Frankfurt Airport Services Worldwide	868	68,289
Fresenius Medical Care AG & Co. KGaA	3,555	315,575
Fresenius SE & Co. KGaA	6,076	492,947
Fuchs Petrolub SE, Preference Shares	1,478	76,234
GEA Group AG	2,824	120,055
Hannover Rueck SE	1,031	123,683
HeidelbergCement AG	2,137	197,838
Henkel AG & Co. KGaA	1,595	186,058
Henkel AG & Co. KGaA, Preference Shares	2,788	379,345
Hochtief AG	204	36,739
HUGO BOSS AG	1,371	104,255
Infineon Technologies AG	17,689	365,624
Innogy SE (c)	2,739	100,696
K+S AG, Registered Shares	3,297	78,661
Lanxess AG	1,337	96,540
Linde AG	2,861	514,089
MAN SE	649	68,188

Common Stocks	Shares	Value
Germany (continued)
Merck KGaA	1,968	$231,184
Metro AG	2,730	89,842
Muenchener Rueckversicherungs AG, Registered Shares	2,582	495,019
OSRAM Licht AG	1,512	101,288
Porsche Automobil Holding SE, Preference Shares	2,413	141,221
ProSiebenSat.1 Media SE, Registered Shares	3,110	132,018
RWE AG (b)	8,441	139,810
SAP SE	14,974	1,499,885
Schaeffler AG	2,023	34,892
Siemens AG, Registered Shares	11,663	1,672,974
Symrise AG	1,653	115,724
Telefonica Deutschland Holding AG	13,818	67,000
ThyssenKrupp AG	5,275	125,706
TUI AG	7,224	105,095
United Internet AG, Registered Shares	1,622	74,655
Volkswagen AG	561	90,459
Vonovia SE	6,845	247,818
Zalando SE (b)(c)	1,629	71,859

		19,092,283
Hong Kong — 1.2%
AIA Group Ltd.	185,200	1,281,850
ASM Pacific Technology Ltd.	4,400	65,505
Bank of East Asia Ltd.	19,800	81,878
BOC Hong Kong Holdings Ltd.	57,000	234,244
Cathay Pacific Airways Ltd.	12,000	17,271
Cheung Kong Infrastructure Holdings Ltd.	11,000	96,301
Cheung Kong Property Holdings Ltd.	41,000	293,528
CK Hutchison Holdings Ltd.	42,500	530,710
First Pacific Co. Ltd.	22,000	16,940
Galaxy Entertainment Group Ltd.	32,000	177,775
Hang Lung Group Ltd.	10,000	41,699
Hang Lung Properties Ltd.	47,000	123,148
Hang Seng Bank Ltd.	11,000	222,815
Henderson Land Development Co. Ltd.	13,310	84,258
HK Electric Investments & HK Electric Investments Ltd. (a)(c)	23,500	20,778
HKT Trust & HKT Ltd. (a)	62,000	79,310
Hong Kong & China Gas Co. Ltd.	115,940	231,634
Hong Kong Exchanges & Clearing Ltd.	17,714	435,659
Hongkong Land Holdings Ltd.	16,700	128,707
Hysan Development Co. Ltd.	15,000	70,742
Jardine Matheson Holdings Ltd.	3,900	250,976
Jardine Strategic Holdings Ltd.	3,600	152,121
Kerry Properties Ltd.	17,500	65,420
Li & Fung Ltd.	130,000	54,436

4	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Hong Kong (continued)
Link REIT	37,500	$269,549
Melco Resorts & Entertainment Ltd. — ADR	2,297	50,419
MGM China Holdings Ltd.	14,000	31,847
MTR Corp. Ltd.	22,000	126,570
New World Development Co. Ltd.	97,000	120,620
NWS Holdings Ltd.	24,295	45,625
PCCW Ltd.	102,000	57,587
Power Assets Holdings Ltd.	21,500	193,373
Sands China Ltd.	40,400	182,977
Shangri-La Asia Ltd.	16,000	22,899
Sino Land Co. Ltd.	34,333	58,100
SJM Holdings Ltd.	17,000	16,480
Sun Hung Kai Properties Ltd.	21,000	314,685
Swire Pacific Ltd., Class A	9,500	91,607
Swire Properties Ltd.	18,000	60,346
Techtronic Industries Co. Ltd.	25,500	109,404
WH Group Ltd. (c)	123,500	110,181
Wharf Holdings Ltd.	19,000	161,994
Wheelock & Co. Ltd.	11,000	85,683
Wynn Macau Ltd. (b)	27,200	59,624
Yue Yuen Industrial Holdings Ltd.	13,500	53,369

		6,980,644
Ireland — 0.7%
Bank of Ireland (b)	477,909	120,307
CRH PLC	12,876	468,996
DCC PLC	1,350	124,654
Experian PLC	14,834	319,120
James Hardie Industries PLC	7,199	121,810
Kerry Group PLC, Class A	2,470	201,847
Medtronic PLC	21,467	1,783,693
Paddy Power Betfair PLC	1,294	144,015
Seagate Technology PLC	4,306	181,412
Weatherford International PLC (b)	17,014	98,171
XL Group Ltd.	4,092	171,250

		3,735,275
Israel — 0.2%
Azrieli Group Ltd.	353	18,777
Bank Hapoalim BM	15,396	96,014
Bank Leumi Le-Israel BM (b)	23,319	109,055
Bezeq The Israeli Telecommunication Corp. Ltd.	18,930	31,805
Check Point Software Technologies Ltd. (b)	2,010	209,060
Elbit Systems Ltd.	343	40,836
Frutarom Industries Ltd.	666	39,148
Israel Chemicals Ltd.	13,160	56,711
Mizrahi Tefahot Bank Ltd.	2,488	40,135
Mobileye NV (b)	2,845	176,162
NICE Ltd.	770	52,013
Taro Pharmaceutical Industries Ltd. (b)(d)	234	27,343

Common Stocks	Shares	Value
Israel (continued)
Teva Pharmaceutical Industries Ltd. — ADR	14,295	$451,436

		1,348,495
Italy — 0.7%
Assicurazioni Generali SpA	17,807	282,063
Atlantia SpA	5,722	145,105
Enel SpA	114,469	544,207
Eni SpA	38,758	601,176
Ferrari NV	1,892	142,328
Intesa Sanpaolo SpA	214,939	624,325
Leonardo SpA (b)	5,934	93,251
Luxottica Group SpA	2,588	149,614
Mediobanca SpA	10,614	102,070
Poste Italiane SpA (c)	7,200	49,305
Prysmian SpA	2,468	71,223
Saipem SpA (b)	75,921	32,679
Snam SpA	40,413	178,547
Telecom Italia SpA (b)	183,290	162,687
Telecom Italia SpA, Non-Convertible Savings Shares	97,247	69,401
Tenaris SA	8,212	128,287
Terna — Rete Elettrica Nazionale SpA	24,823	125,153
UniCredit SpA (b)	29,372	478,249
UnipolSai SpA	33,693	77,396

		4,057,066
Japan — 8.4%
ABC-Mart, Inc.	300	16,677
Acom Co. Ltd. (b)	2,100	9,328
Aeon Co. Ltd.	10,000	148,209
AEON Financial Service Co. Ltd.	3,400	65,341
Aeon Mall Co. Ltd.	1,000	17,007
Air Water, Inc.	3,600	69,339
Aisin Seiki Co. Ltd.	3,000	146,931
Ajinomoto Co., Inc.	8,700	169,530
Alfresa Holdings Corp.	3,100	55,979
Alps Electric Co. Ltd.	3,300	96,996
Amada Holdings Co. Ltd.	5,700	67,769
ANA Holdings, Inc.	16,000	48,196
Aozora Bank Ltd.	26,000	94,736
Asahi Glass Co. Ltd.	15,000	129,968
Asahi Group Holdings Ltd.	5,900	222,924
Asahi Kasei Corp.	18,000	171,641
Asics Corp.	1,900	33,627
Astellas Pharma, Inc.	33,200	437,812
Bandai Namco Holdings, Inc.	3,800	119,269
Bank of Kyoto Ltd.	3,000	23,759
Benesse Holdings, Inc.	500	15,089
Bridgestone Corp.	9,900	412,941
Brother Industries Ltd.	4,100	84,360
Calbee, Inc.	800	27,969
Canon, Inc.	16,700	554,239

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Japan (continued)
Casio Computer Co. Ltd.	2,800	$39,462
Central Japan Railway Co.	2,100	352,188
Chiba Bank Ltd.	11,000	73,689
Chubu Electric Power Co., Inc.	10,000	134,269
Chugai Pharmaceutical Co. Ltd.	3,700	131,476
Chugoku Bank Ltd.	1,800	26,741
Chugoku Electric Power Co., Inc.	4,700	51,237
Coca-Cola Bottlers Japan, Inc.	1,800	53,671
Concordia Financial Group Ltd.	24,200	111,315
Credit Saison Co. Ltd.	3,600	65,598
CYBERDYNE, Inc. (b)	1,300	18,367
Dai Nippon Printing Co. Ltd.	8,000	89,061
Dai-ichi Life Insurance Co. Ltd.	16,800	286,272
Daicel Corp.	5,900	67,730
Daiichi Sankyo Co. Ltd.	9,400	208,904
Daikin Industries Ltd.	3,600	350,005
Daito Trust Construction Co. Ltd.	1,000	147,153
Daiwa House Industry Co. Ltd.	8,100	240,805
Daiwa House REIT Investment Corp.	18	45,507
Daiwa Securities Group, Inc.	25,000	152,084
DeNA Co. Ltd.	1,200	25,725
Denso Corp.	7,100	306,419
Dentsu, Inc.	3,000	169,341
Don Quijote Holdings Co. Ltd.	1,400	51,007
East Japan Railway Co.	4,900	439,739
Eisai Co. Ltd.	3,600	189,287
Electric Power Development Co. Ltd.	1,700	39,437
FamilyMart UNY Holdings Co. Ltd.	1,700	96,096
FANUC Corp.	2,900	590,429
Fast Retailing Co. Ltd.	800	261,294
Fuji Electric Co. Ltd.	13,000	71,257
FUJIFILM Holdings Corp.	6,700	248,668
Fujitsu Ltd.	27,000	168,543
Fukuoka Financial Group, Inc.	14,000	63,866
Hachijuni Bank Ltd.	7,800	46,062
Hakuhodo DY Holdings, Inc.	1,600	19,503
Hamamatsu Photonics KK	2,000	58,812
Hankyu Hanshin Holdings, Inc.	3,800	125,527
Hikari Tsushin, Inc.	300	28,813
Hino Motors Ltd.	4,100	51,444
Hirose Electric Co. Ltd.	700	94,080
Hiroshima Bank Ltd.	4,000	17,268
Hisamitsu Pharmaceutical Co., Inc.	1,000	51,194
Hitachi Chemical Co. Ltd.	3,000	85,917
Hitachi Construction Machinery Co. Ltd.	1,100	28,358
Hitachi High-Technologies Corp.	700	27,943
Hitachi Ltd.	71,000	392,230
Hitachi Metals Ltd.	3,800	53,216
Hokuriku Electric Power Co.	1,600	14,788
Honda Motor Co. Ltd.	25,000	727,641
Hoshizaki Corp.	600	50,060

Common Stocks	Shares	Value
Japan (continued)
Hoya Corp.	5,700	$272,419
Hulic Co. Ltd.	7,300	68,845
Idemitsu Kosan Co. Ltd.	1,100	35,169
IHI Corp. (b)	23,000	77,887
Iida Group Holdings Co. Ltd.	1,300	20,703
Inpex Corp.	14,100	135,112
Isetan Mitsukoshi Holdings Ltd.	6,500	71,027
Isuzu Motors Ltd.	8,100	110,096
ITOCHU Corp.	21,500	304,224
J. Front Retailing Co. Ltd.	3,900	56,218
Japan Airlines Co. Ltd.	1,400	44,214
Japan Airport Terminal Co. Ltd.	600	20,842
Japan Exchange Group, Inc.	7,600	106,566
Japan Post Bank Co. Ltd.	7,300	90,923
Japan Post Holdings Co. Ltd.	7,100	88,098
Japan Prime Realty Investment Corp.	15	56,316
Japan Real Estate Investment Corp.	21	110,583
Japan Retail Fund Investment Corp.	42	82,050
Japan Tobacco, Inc.	17,300	575,670
JFE Holdings, Inc.	8,400	143,275
JGC Corp.	4,300	75,087
JSR Corp.	2,000	36,551
JTEKT Corp.	3,600	56,786
JX Holdings, Inc.	46,150	208,230
Kajima Corp.	17,000	115,434
Kakaku.com, Inc.	1,500	21,647
Kamigumi Co. Ltd.	2,000	18,174
Kaneka Corp.	3,000	23,654
Kansai Electric Power Co., Inc.	11,700	158,116
Kansai Paint Co. Ltd.	3,100	68,622
Kao Corp.	7,700	424,914
Kawasaki Heavy Industries Ltd.	17,000	51,469
KDDI Corp.	27,900	739,742
Keihan Holdings Co. Ltd.	12,000	75,493
Keikyu Corp.	7,000	80,352
Keio Corp.	12,000	96,101
Keisei Electric Railway Co. Ltd.	1,500	35,699
Keyence Corp.	1,500	603,021
Kikkoman Corp.	3,000	92,327
Kintetsu Group Holdings Co. Ltd.	37,000	135,116
Kirin Holdings Co. Ltd.	12,100	235,560
Kobe Steel Ltd. (b)	7,400	65,742
Koito Manufacturing Co. Ltd.	2,100	108,513
Komatsu Ltd.	13,500	360,741
Konami Holdings Corp.	1,700	70,766
Konica Minolta, Inc.	5,500	48,689
Kose Corp.	600	57,003
Kubota Corp.	16,500	259,921
Kuraray Co. Ltd.	5,800	93,607
Kurita Water Industries Ltd.	800	20,658
Kyocera Corp.	5,000	283,175

6	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Japan (continued)
Kyowa Hakko Kirin Co. Ltd.	4,700	$80,751
Kyushu Electric Power Co., Inc.	7,100	76,587
Kyushu Financial Group, Inc.	6,400	39,905
Lawson, Inc.	1,100	72,984
LINE Corp. (b)	1,000	34,503
Lion Corp.	3,000	54,210
LIXIL Group Corp.	3,500	87,475
M3, Inc.	3,000	76,692
Mabuchi Motor Co. Ltd.	400	22,580
Makita Corp.	4,000	142,719
Marubeni Corp.	22,900	141,149
Marui Group Co. Ltd.	3,100	42,456
Maruichi Steel Tube Ltd.	500	14,179
Mazda Motor Corp.	8,100	119,655
McDonald’s Holdings Co. Japan Ltd.	700	21,574
Mebuki Financial Group, Inc.	15,610	61,251
Medipal Holdings Corp.	3,800	62,958
MEIJI Holdings Co. Ltd.	1,900	161,509
Minebea Mitsumi, Inc.	6,100	88,248
Miraca Holdings, Inc.	1,000	46,106
MISUMI Group, Inc.	4,500	85,253
Mitsubishi Chemical Holdings Corp.	20,600	161,240
Mitsubishi Corp.	24,100	520,080
Mitsubishi Electric Corp.	29,700	414,506
Mitsubishi Estate Co. Ltd.	19,000	363,808
Mitsubishi Gas Chemical Co., Inc.	2,000	42,766
Mitsubishi Heavy Industries Ltd.	47,000	188,323
Mitsubishi Logistics Corp.	2,000	25,875
Mitsubishi Materials Corp.	2,100	62,531
Mitsubishi Motors Corp.	11,600	74,293
Mitsubishi Tanabe Pharma Corp.	2,700	54,845
Mitsubishi UFJ Financial Group, Inc.	195,800	1,240,705
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,700	35,013
Mitsui & Co. Ltd.	26,200	369,960
Mitsui Chemicals, Inc.	10,000	51,167
Mitsui Fudosan Co. Ltd.	14,000	308,032
Mitsui OSK Lines Ltd.	16,000	48,986
Mixi, Inc.	700	38,832
Mizuho Financial Group, Inc.	374,600	684,742
MS&AD Insurance Group Holdings, Inc.	8,000	260,833
Murata Manufacturing Co. Ltd.	2,900	389,544
Nabtesco Corp.	2,900	82,216
Nagoya Railroad Co. Ltd.	11,000	50,533
NEC Corp.	39,000	96,973
Nexon Co. Ltd.	2,800	47,654
NGK Insulators Ltd.	3,900	83,445
NGK Spark Plug Co. Ltd.	3,000	65,062
NH Foods Ltd.	3,000	85,509
Nidec Corp.	3,600	330,314

Common Stocks	Shares	Value
Japan (continued)
Nikon Corp.	4,800	$68,522
Nintendo Co. Ltd.	1,900	480,824
Nippon Building Fund, Inc.	22	117,031
Nippon Electric Glass Co. Ltd.	4,000	24,809
Nippon Express Co. Ltd.	12,000	65,874
Nippon Paint Holdings Co. Ltd.	2,500	95,896
Nippon Prologis REIT, Inc.	30	63,395
Nippon Steel & Sumitomo Metal Corp.	12,700	286,011
Nippon Telegraph & Telephone Corp.	10,300	441,413
Nippon Yusen KK (b)	31,000	62,327
Nissan Chemical Industries Ltd.	2,300	71,335
Nissan Motor Co. Ltd.	38,400	365,782
Nisshin Seifun Group, Inc.	3,200	49,167
Nissin Foods Holdings Co. Ltd.	900	51,536
Nitori Holdings Co. Ltd.	1,200	156,135
Nitto Denko Corp.	2,300	173,192
NOK Corp.	900	21,452
Nomura Holdings, Inc.	53,900	323,919
Nomura Real Estate Holdings, Inc.	1,000	16,914
Nomura Real Estate Master Fund, Inc.	52	74,948
Nomura Research Institute Ltd.	2,390	83,222
NSK Ltd.	7,800	106,665
NTT Data Corp.	2,200	102,156
NTT DOCOMO, Inc.	21,700	525,076
Obayashi Corp.	9,200	89,322
Obic Co. Ltd.	1,100	59,428
Odakyu Electric Railway Co. Ltd.	4,600	89,299
Oji Holdings Corp.	14,000	67,760
Olympus Corp.	4,400	169,654
Omron Corp.	2,900	121,415
Ono Pharmaceutical Co. Ltd.	6,200	127,886
Oracle Corp. Japan	400	23,046
Oriental Land Co. Ltd.	3,000	172,303
ORIX Corp.	21,700	331,635
Osaka Gas Co. Ltd.	31,000	116,040
Otsuka Corp.	1,400	74,991
Otsuka Holdings Co. Ltd.	5,800	267,141
Panasonic Corp.	33,300	398,210
Park24 Co. Ltd.	2,700	69,665
Pola Orbis Holdings, Inc.	2,000	46,186
Rakuten, Inc.	14,500	148,539
Recruit Holdings Co. Ltd.	5,300	267,874
Resona Holdings, Inc.	30,500	169,555
Ricoh Co. Ltd.	9,400	78,353
Rinnai Corp.	600	49,895
Rohm Co. Ltd.	1,300	91,296
Ryohin Keikaku Co. Ltd.	500	112,750
Sankyo Co. Ltd.	500	17,438
Santen Pharmaceutical Co. Ltd.	5,100	71,760
SBI Holdings, Inc.	5,100	70,748
Secom Co. Ltd.	3,200	232,394

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Japan (continued)
Sega Sammy Holdings, Inc.	1,900	$25,510
Seibu Holdings, Inc.	3,200	55,904
Seiko Epson Corp.	5,700	116,755
Sekisui Chemical Co. Ltd.	6,200	104,059
Sekisui House Ltd.	8,400	139,539
Seven & i Holdings Co. Ltd.	11,500	485,691
Seven Bank Ltd.	17,700	59,448
Sharp Corp. (b)	24,000	87,037
Shimadzu Corp.	3,600	61,113
Shimamura Co. Ltd.	300	41,059
Shimano, Inc.	1,000	153,044
Shimizu Corp.	11,000	105,489
Shin-Etsu Chemical Co. Ltd.	6,100	530,197
Shinsei Bank Ltd.	21,000	39,208
Shionogi & Co. Ltd.	4,500	231,740
Shiseido Co. Ltd.	6,100	165,253
Shizuoka Bank Ltd.	6,000	50,644
Showa Shell Sekiyu KK	1,400	13,521
SMC Corp.	900	253,677
Softbank Group Corp.	12,600	955,744
Sohgo Security Services Co. Ltd.	1,900	82,951
Sompo Holdings, Inc.	5,500	207,848
Sony Corp.	19,400	665,698
Sony Financial Holdings, Inc.	3,200	53,225
Stanley Electric Co. Ltd.	2,600	76,134
Start Today Co. Ltd.	1,800	38,409
Subaru Corp.	9,200	348,791
Sumitomo Chemical Co. Ltd.	26,000	146,731
Sumitomo Corp.	17,600	235,195
Sumitomo Dainippon Pharma Co. Ltd.	1,500	24,635
Sumitomo Electric Industries Ltd.	13,300	217,215
Sumitomo Heavy Industries Ltd.	11,000	76,737
Sumitomo Metal Mining Co. Ltd.	9,000	121,873
Sumitomo Mitsui Financial Group, Inc.	20,700	768,604
Sumitomo Mitsui Trust Holdings, Inc.	5,500	188,406
Sumitomo Realty & Development Co. Ltd.	5,000	135,078
Sumitomo Rubber Industries Ltd.	3,000	53,996
Sundrug Co. Ltd.	800	28,057
Suntory Beverage & Food Ltd.	1,900	85,603
Suruga Bank Ltd.	3,000	62,720
Suzuken Co. Ltd.	900	29,782
Suzuki Motor Corp.	5,500	229,916
Sysmex Corp.	2,400	146,178
T&D Holdings, Inc.	7,700	114,495
Taiheiyo Cement Corp.	20,000	66,463
Taisei Corp.	14,000	106,756
Taisho Pharmaceutical Holdings Co. Ltd.	700	57,597
Taiyo Nippon Sanso Corp.	1,800	21,517
Takashimaya Co. Ltd.	5,000	46,040

Common Stocks	Shares	Value
Japan (continued)
Takeda Pharmaceutical Co. Ltd.	11,200	$537,304
TDK Corp.	1,700	105,324
Teijin Ltd.	2,000	38,751
Terumo Corp.	5,100	186,244
THK Co. Ltd.	1,000	25,793
Tobu Railway Co. Ltd.	17,000	86,220
Toho Co. Ltd.	1,400	40,184
Toho Gas Co. Ltd.	9,000	64,332
Tohoku Electric Power Co., Inc.	7,300	97,322
Tokio Marine Holdings, Inc.	10,100	425,852
Tokyo Electric Power Co. Holdings, Inc. (b)	24,500	95,171
Tokyo Electron Ltd.	2,400	291,345
Tokyo Gas Co. Ltd.	26,000	120,715
Tokyo Tatemono Co. Ltd.	3,700	50,550
Tokyu Corp.	14,000	100,276
Tokyu Fudosan Holdings Corp.	12,700	69,359
Toppan Printing Co. Ltd.	6,000	60,401
Toray Industries, Inc.	22,000	194,709
Toshiba Corp. (b)	63,000	127,082
Toto Ltd.	2,700	103,011
Toyo Seikan Kaisha Ltd.	1,400	23,479
Toyo Suisan Kaisha Ltd.	1,300	48,825
Toyoda Gosei Co. Ltd.	700	18,603
Toyota Industries Corp.	2,400	119,554
Toyota Motor Corp.	39,900	2,159,418
Toyota Tsusho Corp.	3,600	113,663
Trend Micro, Inc.	1,400	61,598
Tsuruha Holdings, Inc.	600	60,736
Unicharm Corp.	5,700	138,619
United Urban Investment Corp.	36	54,416
USS Co. Ltd.	3,300	58,380
West Japan Railway Co.	2,600	173,729
Yahoo! Japan Corp.	22,700	97,229
Yakult Honsha Co. Ltd.	1,500	85,494
Yamada Denki Co. Ltd.	5,400	28,359
Yamaguchi Financial Group, Inc.	2,000	22,159
Yamaha Corp.	2,800	77,662
Yamaha Motor Co. Ltd.	5,000	118,743
Yamato Holdings Co. Ltd.	5,800	125,332
Yamazaki Baking Co. Ltd.	2,300	48,545
Yaskawa Electric Corp.	3,800	72,633
Yokogawa Electric Corp.	4,400	68,003
Yokohama Rubber Co. Ltd.	1,000	19,635

		47,469,037
Luxembourg — 0.0%
Eurofins Scientific SE	178	87,670
RTL Group SA (b)	589	45,650

		133,320
Mexico — 0.0%
Fresnillo PLC	2,972	55,880

8	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Netherlands — 1.9%
ABN AMRO Group NV (c)	4,850	$127,328
Aegon NV	26,877	137,176
AerCap Holdings NV (b)	2,198	101,130
Akzo Nobel NV	3,827	334,718
Altice NV Class A (b)	5,606	139,288
Altice NV Class B (b)	2,261	56,236
ASML Holding NV	5,874	776,714
CNH Industrial NV	14,413	158,940
Core Laboratories NV	702	77,796
EXOR NV	1,768	99,240
Gemalto NV	1,518	84,988
Heineken Holding NV	1,616	135,428
Heineken NV	3,379	301,384
ING Groep NV	59,089	963,123
Koninklijke Ahold Delhaize NV	18,790	389,240
Koninklijke Boskalis Westminster NV	1,674	61,574
Koninklijke DSM NV	2,712	194,066
Koninklijke KPN NV	55,981	161,842
Koninklijke Philips NV	14,451	499,029
Koninklijke Vopak NV	1,166	52,619
NN Group NV	4,900	162,458
NXP Semiconductor NV (b)	4,506	476,510
QIAGEN NV (b)	3,502	104,910
Randstad Holding NV	1,821	108,564
Royal Dutch Shell PLC, Class A	67,319	1,748,168
Royal Dutch Shell PLC, Class B	57,749	1,536,525
Sensata Technologies Holding NV (b)	2,422	99,738
Unilever NV CVA	24,956	1,307,331
Wolters Kluwer NV	4,338	184,079

		10,580,142
New Zealand — 0.1%
Auckland International Airport Ltd.	12,237	57,986
Contact Energy Ltd.	17,654	63,151
Fletcher Building Ltd.	8,290	48,649
Mercury NZ Ltd.	7,580	16,732
Meridian Energy Ltd.	22,538	42,841
Ryman Healthcare Ltd.	7,509	44,475
Spark New Zealand Ltd.	31,087	78,782

		352,616
Norway — 0.2%
DNB ASA	14,115	220,283
Gjensidige Forsikring ASA	3,186	48,945
Marine Harvest ASA (b)	5,247	87,300
Norsk Hydro ASA	20,249	115,392
Orkla ASA	12,309	111,678
Schibsted ASA, Class A	1,912	47,522
Schibsted ASA, Class B	808	18,097
Statoil ASA	17,862	294,167
Telenor ASA	11,605	187,463

Common Stocks	Shares	Value
Norway (continued)
Yara International ASA	3,052	$113,488

		1,244,335
Portugal — 0.0%
EDP — Energias de Portugal SA	30,328	100,089
Galp Energia SGPS SA	4,087	63,516
Jeronimo Martins SGPS SA	4,509	82,744

		246,349
Singapore — 0.7%
Ascendas Real Estate Investment Trust	42,697	78,255
Broadcom Ltd.	6,174	1,363,281
CapitaLand Commercial Trust Ltd.	18,700	21,733
CapitaLand Ltd.	41,800	112,314
CapitaLand Mall Trust	33,000	46,533
City Developments Ltd.	7,000	54,017
ComfortDelGro Corp. Ltd.	43,100	84,451
DBS Group Holdings Ltd.	25,700	354,927
Genting Singapore PLC	105,700	84,215
Global Logistic Properties Ltd.	48,300	99,507
Golden Agri-Resources Ltd.	65,200	16,773
Hutchison Port Holdings Trust	104,400	42,264
Jardine Cycle & Carriage Ltd.	1,700	57,529
Keppel Corp. Ltd.	21,400	99,500
Oversea-Chinese Banking Corp. Ltd.	46,100	322,870
SATS Ltd.	10,800	39,382
SembCorp Industries Ltd.	9,300	20,151
Singapore Airlines Ltd.	12,600	92,305
Singapore Exchange Ltd.	11,300	59,878
Singapore Press Holdings Ltd.	5,600	13,897
Singapore Technologies Engineering Ltd.	25,100	68,089
Singapore Telecommunications Ltd.	128,600	344,298
StarHub Ltd.	6,700	13,360
Suntec Real Estate Investment Trust	35,000	44,322
United Overseas Bank Ltd.	18,776	292,337
UOL Group Ltd.	9,600	49,723
Wilmar International Ltd.	39,200	99,571
Yangzijiang Shipbuilding Holdings Ltd.	31,000	25,471

		4,000,953
Spain — 1.2%
Abertis Infraestructuras SA	10,280	180,718
ACS Actividades de Construccion y Servicios SA	4,233	156,835
Aena SA (c)	972	171,376
Amadeus IT Group SA	6,817	367,908
Banco Bilbao Vizcaya Argentaria SA	102,589	821,901

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017	9

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Spain (continued)
Banco de Sabadell SA	85,952	$165,320
Banco Popular Espanol SA (b)	71,918	50,323
Banco Santander SA	225,491	1,469,507
Bankia SA	77,644	94,273
Bankinter SA	12,189	107,299
CaixaBank SA	55,290	251,041
Distribuidora Internacional de Alimentacion SA	13,497	80,250
Enagas SA	716	18,815
Endesa SA	4,839	113,974
Ferrovial SA	7,139	151,865
Gas Natural SDG SA	4,586	103,632
Grifols SA	4,695	126,017
Iberdrola SA	84,222	605,452
Industria de Diseno Textil SA	16,880	646,862
International Consolidated Airlines Group SA	14,232	103,139
Mapfre SA	14,471	50,476
Red Electrica Corp. SA	2,654	51,724
Repsol SA	19,596	309,290
Telefonica SA	71,390	789,570
Zardoya Otis SA	4,621	42,764

		7,030,331
Sweden — 1.1%
Alfa Laval AB	3,766	77,172
Assa Abloy AB, Class B	14,699	318,158
Atlas Copco AB, A Shares	9,860	368,321
Atlas Copco AB, B Shares	5,898	195,991
Autoliv, Inc.	1,433	143,572
Boliden AB	4,454	127,243
Electrolux AB, Class B	3,781	112,209
Getinge AB, Class B	2,556	49,926
Hennes & Mauritz AB, Class B	15,335	379,702
Hexagon AB, Class B	3,736	162,594
Husqvarna AB, Class B	6,632	65,928
ICA Gruppen AB	1,953	66,648
Industrivarden AB, Class C	3,045	70,811
Investor AB, Class B	7,657	349,859
Kinnevik AB	3,667	97,857
L E Lundbergforetagen AB, B Shares	593	42,937
Lundin Petroleum AB (b)	1,782	33,981
Millicom International Cellular SA	776	42,519
Nordea Bank AB	46,278	569,164
Sandvik AB	16,275	260,922
Securitas AB, Class B	4,304	71,138
Skandinaviska Enskilda Banken AB, Class A	22,089	254,362
Skanska AB, Class B	4,598	109,900
SKF AB, Class B	6,315	138,584
Svenska Cellulosa AB, B Shares	9,270	306,905
Svenska Handelsbanken AB, Class A	22,419	318,079

Common Stocks	Shares	Value
Sweden (continued)
Swedbank AB, Class A	14,021	$332,298
Swedish Match AB	3,156	104,074
Tele2 AB, Class B	7,257	73,032
Telefonaktiebolaget LM Ericsson, Class B	48,274	313,628
Telia Co. AB	40,760	165,948
Volvo AB, Class B	25,462	415,816

		6,139,278
Switzerland — 3.4%
ABB Ltd., Registered Shares	28,809	705,943
Actelion Ltd. (b)	1,387	392,751
Adecco SA, Registered Shares	2,579	191,624
Aryzta AG (b)	1,310	42,530
Baloise Holding AG, Registered Shares	798	117,015
Barry Callebaut AG, Registered Shares (b)	41	56,307
Cie Financiere Richemont SA, Registered Shares	8,041	671,894
Coca-Cola HBC AG (b)	3,025	83,923
Credit Suisse Group AG, Registered Shares (b)	32,288	492,423
Dufry AG (b)	728	119,288
EMS-Chemie Holding AG, Registered Shares	147	92,112
Galenica AG	68	73,887
Geberit AG, Registered Shares	589	268,294
Givaudan SA, Registered Shares	144	277,446
Glencore PLC (b)	187,275	736,017
Julius Baer Group Ltd. (b)	3,134	163,428
Kuehne & Nagel International AG, Registered Shares	691	104,504
LafargeHolcim Ltd. (b)	7,079	401,439
Lindt & Spruengli AG	16	89,970
Lindt & Spruengli AG, Registered Shares	2	132,963
Lonza Group AG, Registered Shares (b)	892	182,512
Nestle SA, Registered Shares	47,942	3,692,515
Novartis AG, Registered Shares	34,400	2,648,286
Pargesa Holding SA, Bearer Shares	334	24,973
Partners Group Holding AG	280	169,262
Roche Holding AG	10,823	2,831,992
Schindler Holding AG, Participation Certificates	577	117,905
Schindler Holding AG, Registered Shares	380	75,483
SGS SA, Registered Shares	81	182,396
Sika AG, Bearer Shares	31	197,853
Sonova Holding AG, Registered Shares	698	103,213
STMicroelectronics NV	8,975	144,082
Swatch Group AG, Bearer Shares	437	174,830

10	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Switzerland (continued)
Swatch Group AG, Registered Shares	1,000	$77,579
Swiss Life Holding AG, Registered Shares (b)	464	151,003
Swiss Prime Site AG, Registered Shares (b)	1,013	87,821
Swiss Re AG	5,243	456,032
Swisscom AG, Registered Shares	387	168,764
Syngenta AG, Registered Shares (b)	1,441	669,681
TE Connectivity Ltd.	5,418	419,191
UBS Group AG, Registered Shares	55,886	954,021
Zurich Insurance Group AG	2,348	649,781

		19,392,933
United Arab Emirates — 0.0%
Mediclinic International PLC	5,249	55,804
United Kingdom — 6.0%
3i Group PLC	17,427	179,098
Aberdeen Asset Management PLC	10,586	38,250
Admiral Group PLC	3,763	97,991
Anglo American PLC (b)	21,744	311,319
Antofagasta PLC	4,892	53,077
Ashtead Group PLC	7,345	154,950
Associated British Foods PLC	5,444	198,211
AstraZeneca PLC	19,456	1,165,207
Auto Trader Group PLC (c)	17,858	92,752
Aviva PLC	62,520	425,161
Babcock International Group PLC	3,103	36,147
BAE Systems PLC	50,384	409,217
Barclays PLC	262,891	719,902
Barratt Developments PLC	14,586	109,447
Berkeley Group Holdings PLC	2,337	98,569
BHP Billiton PLC	32,864	501,018
BP PLC	289,821	1,659,112
British American Tobacco PLC	28,815	1,946,836
British Land Co. PLC	12,810	108,925
BT Group PLC	132,447	522,496
Bunzl PLC	5,329	166,127
Burberry Group PLC	7,923	165,577
Capita PLC	12,604	90,846
Carnival PLC	3,147	193,957
Centrica PLC	79,012	202,464
Cobham PLC	36,833	63,211
Coca-Cola European Partners PLC	3,079	116,512
Compass Group PLC	24,088	486,356
Croda International PLC	2,094	102,068
Delphi Automotive PLC	4,245	341,298
Diageo PLC	38,248	1,113,290
Direct Line Insurance Group PLC	22,495	101,652
Dixons Carphone PLC	16,826	73,092
easyJet PLC	3,211	48,571
Fiat Chrysler Automobiles NV (b)	12,922	146,775

Common Stocks	Shares	Value
United Kingdom (continued)
G4S PLC	25,652	$101,288
GKN PLC	23,837	110,777
GlaxoSmithKline PLC	75,116	1,511,923
Hammerson PLC	14,979	113,966
Hargreaves Lansdown PLC	3,139	56,040
Hikma Pharmaceuticals PLC	2,463	61,800
HSBC Holdings PLC	305,000	2,515,127
IHS Markit Ltd. (b)	5,794	251,460
IMI PLC	4,912	81,351
Imperial Brands PLC	14,617	715,843
Inmarsat PLC	8,887	93,988
InterContinental Hotels Group PLC	2,964	157,098
Intertek Group PLC	2,293	120,683
Intu Properties PLC	16,499	58,928
Investec PLC	10,837	80,286
ITV PLC	57,260	155,726
J. Sainsbury PLC	22,766	81,171
Johnson Matthey PLC	2,989	115,296
Kingfisher PLC	29,467	130,360
Land Securities Group PLC	12,237	175,254
Legal & General Group PLC	90,310	287,825
Liberty Global PLC, Class A (b)	3,306	117,099
Liberty Global PLC, Class C (b)	9,203	318,516
Liberty Global PLC LiLAC, Class C (b)	1,835	40,076
Lloyds Banking Group PLC	1,000,895	899,329
London Stock Exchange Group PLC	4,888	214,175
Marks & Spencer Group PLC	20,912	99,251
Meggitt PLC	16,302	97,626
Merlin Entertainments PLC (c)	12,115	79,296
Mondi PLC	5,865	151,736
National Grid PLC	57,342	742,478
Next PLC	2,223	123,918
Old Mutual PLC	78,918	198,209
Pearson PLC	12,164	100,337
Pentair PLC	2,603	167,920
Persimmon PLC	4,587	138,404
Petrofac Ltd.	4,484	47,257
Provident Financial PLC	2,321	96,338
Prudential PLC	39,295	872,107
Randgold Resources Ltd.	1,437	126,407
Reckitt Benckiser Group PLC	9,603	884,796
RELX NV	16,010	309,373
RELX PLC	16,387	332,242
Rio Tinto PLC	18,852	743,715
Rolls-Royce Holdings PLC (b)	27,143	285,314
Rolls-Royce Holdings PLC, C Shares (b)	1,927,153	2,496
Royal Bank of Scotland Group PLC (b)	53,999	185,388
Royal Mail PLC	10,324	53,835
RSA Insurance Group PLC	15,370	118,578
Sage Group PLC	16,060	139,402
Schroders PLC	2,256	93,160

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017	11

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United Kingdom (continued)
Segro PLC	19,205	$120,798
Severn Trent PLC	3,985	119,960
Shire PLC	13,765	811,566
Sky PLC	15,263	196,073
Smith & Nephew PLC	14,244	234,017
Smiths Group PLC	5,578	118,580
SSE PLC	15,376	276,989
St. James’s Place PLC	8,490	126,190
Standard Chartered PLC (b)	52,369	489,409
Standard Life PLC	31,393	147,757
Tate & Lyle PLC	5,376	52,721
Taylor Wimpey PLC	47,099	122,000
TechnipFMC PLC (b)	6,380	192,229
Tesco PLC (b)	125,743	298,415
Travis Perkins PLC	4,478	93,393
Unilever PLC	19,878	1,022,689
United Utilities Group PLC	10,389	130,924
Vodafone Group PLC	411,295	1,059,348
Weir Group PLC	2,371	61,089
Whitbread PLC	2,840	148,382
William Hill PLC	10,334	39,263
Willis Towers Watson PLC	1,876	248,795
WM Morrison Supermarkets PLC	36,020	111,892
Wolseley PLC	3,865	245,648
Worldpay Group PLC (c)	26,755	103,905
WPP PLC	20,120	430,840

		33,997,321
United States — 57.2%
3M Co.	9,318	1,824,744
Abbott Laboratories	26,432	1,153,492
AbbVie, Inc.	25,124	1,656,677
Accenture PLC, Class A	9,553	1,158,779
Activision Blizzard, Inc.	9,161	478,662
Acuity Brands, Inc.	604	106,364
Adobe Systems, Inc. (b)	7,633	1,020,837
Advance Auto Parts, Inc.	1,076	152,943
Advanced Micro Devices, Inc. (b)	12,351	164,268
AES Corp.	9,560	108,124
Aetna, Inc.	5,346	722,084
Affiliated Managers Group, Inc.	853	141,248
Aflac, Inc.	6,221	465,828
AGCO Corp.	1,150	73,589
Agilent Technologies, Inc.	4,833	266,057
AGNC Investment Corp.	4,633	97,617
Air Products & Chemicals, Inc.	3,093	434,566
Akamai Technologies, Inc. (b)	2,674	162,954
Albemarle Corp.	1,804	196,474
Alexandria Real Estate Equities, Inc.	1,291	145,250
Alexion Pharmaceuticals, Inc. (b)	3,528	450,808
Align Technology, Inc. (b)	1,241	167,063
Alkermes PLC (b)	2,207	128,558
Alleghany Corp. (b)	130	79,391

Common Stocks	Shares	Value
United States (continued)
Allergan PLC	5,723	$1,395,611
Alliance Data Systems Corp.	813	202,949
Alliant Energy Corp.	3,275	128,773
Allstate Corp.	5,812	472,457
Ally Financial, Inc.	6,617	131,017
Alphabet, Inc., Class A (b)	4,561	4,216,736
Alphabet, Inc., Class C (b)	4,784	4,334,113
Altria Group, Inc.	30,099	2,160,506
Amazon.com, Inc. (b)	6,222	5,755,288
AMERCO, Inc.	134	50,178
Ameren Corp.	3,494	191,087
American Airlines Group, Inc.	2,221	94,659
American Electric Power Co., Inc.	7,686	521,341
American Express Co.	11,853	939,350
American International Group, Inc.	15,928	970,174
American Tower Corp.	6,495	817,980
American Water Works Co., Inc.	2,689	214,475
Ameriprise Financial, Inc.	2,309	295,206
AmerisourceBergen Corp.	2,492	204,469
AMETEK, Inc.	3,602	206,034
Amgen, Inc.	11,460	1,871,647
Amphenol Corp., Class A	4,701	339,929
Anadarko Petroleum Corp.	8,639	492,596
Analog Devices, Inc.	5,840	445,008
Annaly Capital Management, Inc.	14,446	170,607
ANSYS, Inc. (b)	1,396	153,783
Antero Resources Corp. (b)	2,598	55,052
Anthem, Inc.	4,058	721,878
AO Smith Corp.	1,964	105,820
Aon PLC	4,114	493,022
Apache Corp.	5,706	277,540
Apple, Inc.	82,144	11,799,986
Applied Materials, Inc.	16,693	677,903
Aramark	3,634	132,714
Arch Capital Group Ltd. (b)	1,919	186,085
Archer-Daniels-Midland Co.	8,577	392,398
Arconic, Inc.	6,939	189,643
Arrow Electronics, Inc. (b)	1,441	101,591
Arthur J Gallagher & Co.	2,488	138,855
Ashland Global Holdings, Inc.	875	108,063
Assurant, Inc.	913	87,867
AT&T, Inc.	94,601	3,749,038
Atmos Energy Corp.	1,731	140,246
Autodesk, Inc. (b)	3,066	276,155
Automatic Data Processing, Inc.	6,981	729,445
AutoNation, Inc. (b)	1,141	47,922
AutoZone, Inc. (b)	439	303,871
AvalonBay Communities, Inc.	2,098	398,284
Avery Dennison Corp.	1,420	118,158
Avnet, Inc.	2,130	82,410
Axalta Coating Systems Ltd. (b)	3,047	95,584
Axis Capital Holdings Ltd.	1,335	87,977
Baker Hughes, Inc.	6,008	356,695
Ball Corp.	2,601	199,991

12	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Bank of America Corp.	155,667	$3,633,268
Bank of New York Mellon Corp.	16,109	758,090
Baxter International, Inc.	7,365	410,083
BB&T Corp.	12,568	542,686
Becton Dickinson & Co.	3,259	609,335
Bed Bath & Beyond, Inc.	2,508	97,185
Berkshire Hathaway, Inc., Class B (b)	18,865	3,116,687
Best Buy Co., Inc.	4,914	254,594
Biogen, Inc. (b)	3,325	901,773
BioMarin Pharmaceutical, Inc. (b)	2,575	246,788
BlackRock, Inc. (e)	1,872	719,915
Boeing Co.	8,975	1,658,849
BorgWarner, Inc.	3,529	149,206
Boston Properties, Inc.	2,314	292,952
Boston Scientific Corp. (b)	21,207	559,441
Bristol-Myers Squibb Co.	25,624	1,436,225
Brixmor Property Group, Inc.	4,579	90,435
Broadridge Financial Solutions, Inc.	1,935	135,334
Brown-Forman Corp., Class B	3,170	150,004
Bunge Ltd.	2,022	159,799
C.H. Robinson Worldwide, Inc.	2,315	168,301
C.R. Bard, Inc.	1,100	338,228
CA, Inc.	4,954	162,640
Cabot Oil & Gas Corp.	7,274	169,048
Cadence Design Systems, Inc. (b)	4,569	148,812
Calpine Corp. (b)	6,402	65,300
Camden Property Trust	1,516	124,812
Campbell Soup Co.	2,871	165,197
Capital One Financial Corp.	7,384	593,526
Cardinal Health, Inc.	5,052	366,725
CarMax, Inc. (b)	3,013	176,261
Carnival Corp.	5,415	334,485
Caterpillar, Inc.	8,914	911,546
CBRE Group, Inc., Class A (b)	4,970	177,976
CBS Corp., Class B	5,988	398,561
CDK Global, Inc.	1,768	114,938
CDW Corp.	1,968	116,289
Celanese Corp., Series A	2,301	200,279
Celgene Corp. (b)	11,862	1,471,481
Centene Corp. (b)	2,632	195,821
CenterPoint Energy, Inc.	6,429	183,419
CenturyLink, Inc.	8,933	229,310
Cerner Corp. (b)	4,673	302,577
CF Industries Holdings, Inc.	3,124	83,536
Charles Schwab Corp.	18,266	709,634
Charter Communications, Inc., Class A (b)	3,336	1,151,454
Cheniere Energy, Inc. (b)	3,018	136,866
Chevron Corp.	29,081	3,102,943
Chipotle Mexican Grill, Inc. (b)	476	225,848
Chubb Ltd.	7,210	989,572
Church & Dwight Co., Inc.	4,281	212,038

Common Stocks	Shares	Value
United States (continued)
Cigna Corp.	4,100	$641,117
Cimarex Energy Co.	1,424	166,152
Cincinnati Financial Corp.	2,533	182,604
Cintas Corp.	1,329	162,763
Cisco Systems, Inc.	77,329	2,634,599
CIT Group, Inc.	3,131	144,997
Citigroup, Inc.	43,900	2,595,368
Citizens Financial Group, Inc.	7,751	284,539
Citrix Systems, Inc. (b)	2,460	199,112
Clorox Co.	1,956	261,498
CME Group, Inc.	5,205	604,769
CMS Energy Corp.	4,120	187,048
Coach, Inc.	4,299	169,338
Coca-Cola Co.	63,119	2,723,585
Cognizant Technology Solutions Corp., Class A (b)	9,606	578,569
Colgate-Palmolive Co.	12,865	926,795
Colony NorthStar, Inc., Class A	8,385	109,592
Comcast Corp., Class A	73,432	2,877,800
Comerica, Inc.	2,772	195,980
Conagra Brands, Inc.	6,199	240,397
Concho Resources, Inc. (b)	2,158	273,332
ConocoPhillips	19,169	918,387
Consolidated Edison, Inc.	4,560	361,517
Constellation Brands, Inc., Class A	2,832	488,633
Continental Resources, Inc. (b)	1,982	84,057
Cooper Cos., Inc.	727	145,640
Corning, Inc.	14,172	408,862
CoStar Group, Inc. (b)	476	114,664
Costco Wholesale Corp.	6,721	1,193,112
Coty, Inc., Class A	7,115	127,003
Crown Castle International Corp.	5,500	520,300
Crown Holdings, Inc. (b)	1,865	104,608
CSX Corp.	14,365	730,317
Cummins, Inc.	2,405	363,011
CVS Health Corp.	16,552	1,364,547
D.R. Horton, Inc.	5,427	178,494
Danaher Corp.	9,649	804,051
Darden Restaurants, Inc.	1,799	153,257
DaVita, Inc. (b)	2,542	175,423
Deere & Co.	4,210	469,878
Dell Technologies, Inc., Class V (b)	3,540	237,569
Delta Air Lines, Inc.	2,949	134,003
Dentsply Sirona, Inc.	3,298	208,566
Devon Energy Corp.	7,001	276,469
DexCom, Inc. (b)	1,229	95,813
Diamondback Energy, Inc. (b)	1,237	123,502
Dick’s Sporting Goods, Inc.	1,523	76,988
Digital Realty Trust, Inc.	2,525	289,971
Discover Financial Services	6,054	378,920
Discovery Communications, Inc., Class A (b)	2,656	76,440
Discovery Communications, Inc., Class C (b)	3,029	84,751

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017	13

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
DISH Network Corp., Class A (b)	3,450	$222,318
Dollar General Corp.	4,279	311,126
Dollar Tree, Inc. (b)	3,636	300,952
Dominion Resources, Inc.	9,677	749,290
Domino’s Pizza, Inc.	775	140,577
Dover Corp.	2,369	186,867
Dow Chemical Co.	17,194	1,079,783
Dr. Pepper Snapple Group, Inc.	2,785	255,245
DTE Energy Co.	2,751	287,727
Duke Energy Corp.	10,766	888,195
Duke Realty Corp.	4,907	136,071
Dun & Bradstreet Corp.	769	84,290
DXC Technology Co. (b)	4,662	351,235
E*Trade Financial Corp. (b)	4,380	151,329
E.I. du Pont de Nemours & Co.	13,414	1,069,766
Eastman Chemical Co.	2,315	184,621
Eaton Corp. PLC	7,135	539,691
Eaton Vance Corp.	1,566	67,228
eBay, Inc. (b)	16,246	542,779
Ecolab, Inc.	4,062	524,364
Edgewell Personal Care Co. (b)	1,008	72,062
Edison International	5,038	402,889
Edwards Lifesciences Corp. (b)	3,183	349,080
Electronic Arts, Inc. (b)	4,502	426,880
Eli Lilly & Co.	15,193	1,246,738
Emerson Electric Co.	10,182	613,771
Entergy Corp.	2,878	219,476
Envision Healthcare Corp. (b)	2,065	115,702
EOG Resources, Inc.	8,783	812,427
EQT Corp.	2,736	159,071
Equifax, Inc.	1,795	242,881
Equinix, Inc.	1,143	477,431
Equity Residential	5,638	364,102
Essex Property Trust, Inc.	1,127	275,518
Estee Lauder Cos., Inc., Class A	3,535	308,040
Everest Re Group Ltd.	365	91,874
Eversource Energy	4,838	287,377
Exelon Corp.	14,639	506,949
Expedia, Inc.	1,928	257,812
Expeditors International of Washington, Inc.	2,981	167,204
Express Scripts Holding Co. (b)	9,395	576,289
Extra Space Storage, Inc.	2,314	174,776
Exxon Mobil Corp.	63,879	5,215,720
F5 Networks, Inc. (b)	1,040	134,295
Facebook, Inc., Class A (b)	36,060	5,418,015
Fastenal Co.	4,319	192,973
Federal Realty Investment Trust	1,119	146,466
FedEx Corp.	3,847	729,776
Fidelity National Information Services, Inc.	4,634	390,136
Fifth Third Bancorp	11,310	276,303
First Data Corp., Class A (b)	5,690	88,878
First Republic Bank	2,327	215,154

Common Stocks	Shares	Value
United States (continued)
FirstEnergy Corp.	6,176	$184,909
Fiserv, Inc. (b)	3,240	386,014
FleetCor Technologies, Inc. (b)	1,342	189,410
Flex Ltd. (b)	8,847	136,775
FLIR Systems, Inc.	2,261	83,047
Flowserve Corp.	2,213	112,575
Fluor Corp.	2,302	118,139
FMC Corp.	1,878	137,526
FNF Group	3,365	137,797
Foot Locker, Inc.	1,987	153,675
Ford Motor Co.	57,320	657,460
Fortinet, Inc. (b)	2,400	93,600
Fortive Corp.	4,854	307,064
Fortune Brands Home & Security, Inc.	2,314	147,494
Franklin Resources, Inc.	5,620	242,278
Freeport-McMoRan, Inc. (b)	18,698	238,400
Frontier Communications Corp.	15,469	29,082
Gap, Inc.	4,162	109,044
Garmin Ltd.	1,553	78,955
Gartner, Inc. (b)	1,257	143,411
General Dynamics Corp.	3,960	767,408
General Electric Co.	136,277	3,950,670
General Mills, Inc.	9,141	525,699
General Motors Co.	21,130	731,943
Genuine Parts Co.	2,296	211,278
GGP, Inc.	9,082	196,262
Gilead Sciences, Inc.	20,295	1,391,222
Global Payments, Inc.	2,470	201,947
Goldman Sachs Group, Inc.	5,481	1,226,648
Goodyear Tire & Rubber Co.	4,171	151,115
H&R Block, Inc.	3,364	83,394
Halliburton Co.	13,516	620,114
Hanesbrands, Inc.	5,612	122,398
Harley-Davidson, Inc.	2,809	159,579
Harris Corp.	1,812	202,745
Hartford Financial Services Group, Inc.	5,848	282,809
Hasbro, Inc.	1,857	184,047
HCA Holdings, Inc. (b)	4,445	374,313
HCP, Inc.	7,416	232,492
Helmerich & Payne, Inc.	1,606	97,388
Henry Schein, Inc. (b)	1,237	214,991
Hershey Co.	2,150	232,630
Hess Corp.	4,324	211,141
Hewlett Packard Enterprise Co.	26,085	485,964
Hilton Worldwide Holdings, Inc.	2,788	164,408
HollyFrontier Corp.	2,528	71,138
Hologic, Inc. (b)	4,083	184,347
Home Depot, Inc.	18,766	2,929,373
Honeywell International, Inc.	11,094	1,454,867
Hormel Foods Corp.	4,653	163,227
Host Hotels & Resorts, Inc.	11,864	212,959
HP, Inc.	26,174	492,595

14	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Humana, Inc.	2,258	$501,231
Huntington Bancshares, Inc.	16,945	217,913
Huntington Ingalls Industries, Inc.	732	147,051
IDEXX Laboratories, Inc. (b)	1,447	242,705
Illinois Tool Works, Inc.	4,959	684,788
Illumina, Inc. (b)	2,195	405,768
Incyte Corp. (b)	2,523	313,558
Ingersoll-Rand PLC	3,994	354,468
Ingredion, Inc.	1,084	134,221
Intel Corp.	73,004	2,639,095
Intercontinental Exchange, Inc.	9,483	570,877
International Business Machines Corp.	13,937	2,233,962
International Flavors & Fragrances, Inc.	1,157	160,349
International Paper Co.	6,123	330,458
Interpublic Group of Cos., Inc.	6,381	150,400
Intuit, Inc.	3,922	491,074
Intuitive Surgical, Inc. (b)	606	506,537
Invesco Ltd.	6,484	213,583
Iron Mountain, Inc.	3,933	136,711
J.M. Smucker Co.	1,795	227,462
Jacobs Engineering Group, Inc.	1,624	89,190
Jazz Pharmaceuticals PLC (b)	936	149,086
JB Hunt Transport Services, Inc.	1,395	125,076
Johnson & Johnson	41,909	5,174,504
Johnson Controls International PLC	14,552	604,927
Jones Lang LaSalle, Inc.	833	95,678
JPMorgan Chase & Co.	55,123	4,795,701
Juniper Networks, Inc.	4,983	149,839
Kansas City Southern	1,505	135,555
Kellogg Co.	4,046	287,266
KeyCorp	16,019	292,187
Kimberly-Clark Corp.	5,539	718,685
Kimco Realty Corp.	6,299	127,807
Kinder Morgan, Inc.	29,639	611,453
KLA-Tencor Corp.	2,511	246,630
Kohl’s Corp.	2,915	113,772
Kraft Heinz Co.	9,273	838,186
Kroger Co.	13,404	397,429
L Brands, Inc.	3,461	182,775
L3 Technologies, Inc.	1,188	204,063
Laboratory Corp. of America Holdings (b)	1,492	209,104
Lam Research Corp.	2,445	354,158
Las Vegas Sands Corp.	6,757	398,595
Lear Corp.	1,058	150,934
Leggett & Platt, Inc.	2,066	108,548
Lennar Corp., Class A	3,184	160,792
Leucadia National Corp.	4,999	126,925
Level 3 Communications, Inc. (b)	4,717	286,605
Liberty Broadband Corp., Class C (b)	1,594	145,309

Common Stocks	Shares	Value
United States (continued)
Liberty Interactive Corp QVC Group, Series A (b)	6,745	$142,859
Liberty Media Corp. — Liberty SiriusXM, Class A (b)	1,244	47,396
Liberty Media Corp. — Liberty SiriusXM, Class C (b)	3,311	125,785
Liberty Property Trust	2,627	106,577
Lincoln National Corp.	3,432	226,272
LKQ Corp. (b)	4,528	141,455
Lockheed Martin Corp.	4,029	1,085,614
Loews Corp.	4,545	211,888
Lowe’s Cos., Inc.	13,253	1,124,915
lululemon athletica, Inc. (b)	1,871	97,292
LyondellBasell Industries NV, Class A	5,538	469,401
M&T Bank Corp.	2,116	328,848
Macerich Co.	1,670	104,258
Macquarie Infrastructure Corp.	1,155	93,982
Macy’s, Inc.	4,882	142,652
Mallinckrodt PLC (b)	1,944	91,212
ManpowerGroup, Inc.	986	99,566
Marathon Oil Corp.	12,262	182,336
Marathon Petroleum Corp.	8,544	435,231
Markel Corp. (b)	218	211,373
Marriott International, Inc., Class A	4,939	466,340
Marsh & McLennan Cos., Inc.	8,134	602,973
Martin Marietta Materials, Inc.	932	205,217
Masco Corp.	4,819	178,399
Mastercard, Inc., Class A	14,850	1,727,352
Mattel, Inc.	4,750	106,495
Maxim Integrated Products, Inc.	4,396	194,083
McCormick & Co., Inc.	1,709	170,729
McDonald’s Corp.	12,804	1,791,664
McKesson Corp.	3,571	493,834
Mead Johnson Nutrition Co.	2,801	248,505
MEDNAX, Inc. (b)	1,308	78,951
Merck & Co., Inc.	42,473	2,647,342
MetLife, Inc.	14,308	741,297
Mettler-Toledo International, Inc. (b)	419	215,123
MGM Resorts International	6,707	205,972
Michael Kors Holdings Ltd. (b)	2,803	104,636
Microchip Technology, Inc.	3,248	245,484
Micron Technology, Inc. (b)	16,359	452,654
Microsoft Corp.	113,789	7,789,995
Mid-America Apartment Communities, Inc.	1,697	168,359
Middleby Corp. (b)	968	131,774
Mohawk Industries, Inc. (b)	989	232,207
Molson Coors Brewing Co., Class B	2,925	280,478
Mondelez International, Inc., Class A	23,524	1,059,286
Monsanto Co.	6,715	783,036
Monster Beverage Corp. (b)	6,171	280,040

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017	15

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Moody’s Corp.	2,607	$308,460
Morgan Stanley	21,400	928,118
Mosaic Co.	4,595	123,743
Motorola Solutions, Inc.	2,336	200,826
MSCI, Inc.	1,414	141,852
Murphy Oil Corp.	2,509	65,686
Mylan NV (b)	7,167	267,687
Nasdaq, Inc.	1,658	114,186
National Oilwell Varco, Inc.	5,368	187,719
National Retail Properties, Inc.	2,754	116,274
Navient Corp.	4,485	68,172
NetApp, Inc.	4,273	170,279
Netflix, Inc. (b)	6,538	995,084
New York Community Bancorp, Inc.	6,465	85,920
Newell Brands, Inc.	6,609	315,514
Newfield Exploration Co. (b)	2,649	91,708
Newmont Mining Corp.	8,262	279,338
News Corp., Class A	6,394	81,332
NextEra Energy, Inc.	7,156	955,755
Nielsen Holdings PLC	5,143	211,532
NIKE, Inc., Class B	20,555	1,138,953
NiSource, Inc.	5,018	121,687
Noble Energy, Inc.	7,196	232,647
Nordstrom, Inc.	2,002	96,637
Norfolk Southern Corp.	4,552	534,814
Northern Trust Corp.	3,239	291,510
Northrop Grumman Corp.	2,551	627,444
Norwegian Cruise Line Holdings Ltd. (b)	2,578	139,032
Nuance Communications, Inc. (b)	4,280	76,569
Nucor Corp.	4,783	293,341
NVIDIA Corp.	8,331	868,923
O’Reilly Automotive, Inc. (b)	1,459	362,051
Occidental Petroleum Corp.	11,643	716,510
OGE Energy Corp.	3,606	125,417
Omnicom Group, Inc.	3,572	293,333
ONEOK, Inc.	3,390	178,348
Oracle Corp.	47,567	2,138,612
PACCAR, Inc.	5,241	349,732
Packaging Corp. of America	1,375	135,823
Palo Alto Networks, Inc. (b)	1,475	159,905
Parker Hannifin Corp.	2,030	326,424
Parsley Energy, Inc., Class A (b)	3,700	110,223
Patterson Cos., Inc.	1,629	72,474
Paychex, Inc.	4,906	290,828
PayPal Holdings, Inc. (b)	16,590	791,675
People’s United Financial, Inc.	5,864	102,444
PepsiCo, Inc.	22,095	2,502,922
Perrigo Co. PLC	2,324	171,837
Pfizer, Inc.	93,482	3,170,909
PG&E Corp.	8,096	542,837
Philip Morris International, Inc.	23,898	2,648,854
Phillips 66	7,206	573,309
Pinnacle West Capital Corp.	1,627	138,441

Common Stocks	Shares	Value
United States (continued)
Pioneer Natural Resources Co.	2,623	$453,753
Plains GP Holdings LP, Class A	2,501	74,455
PNC Financial Services Group, Inc. (e)	7,412	887,587
Polaris Industries, Inc.	804	68,549
PPG Industries, Inc.	4,246	466,381
PPL Corp.	10,838	413,036
Praxair, Inc.	4,525	565,534
Priceline Group, Inc. (b)	764	1,410,970
Principal Financial Group, Inc.	4,508	293,606
Procter & Gamble Co.	39,388	3,439,754
Progressive Corp.	8,919	354,263
Prologis, Inc.	7,896	429,621
Prudential Financial, Inc.	6,762	723,737
Public Service Enterprise Group, Inc.	7,620	335,661
Public Storage	2,311	483,877
PulteGroup, Inc.	4,809	109,020
PVH Corp.	1,353	136,694
Qorvo, Inc. (b)	1,959	133,271
QUALCOMM, Inc.	22,565	1,212,643
Quest Diagnostics, Inc.	2,097	221,254
Quintiles IMS Holdings, Inc. (b)	2,130	179,516
Ralph Lauren Corp.	965	77,895
Range Resources Corp.	2,446	64,795
Raymond James Financial, Inc.	2,088	155,598
Raytheon Co.	4,556	707,137
Realty Income Corp.	3,745	218,521
Red Hat, Inc. (b)	2,804	246,976
Regency Centers Corp.	2,285	144,366
Regeneron Pharmaceuticals, Inc. (b)	1,202	466,965
Regions Financial Corp.	18,377	252,684
Reinsurance Group of America, Inc.	941	117,663
RenaissanceRe Holdings Ltd.	254	36,111
Republic Services, Inc.	3,667	230,984
ResMed, Inc.	2,031	138,088
Reynolds American, Inc.	13,034	840,693
Rite Aid Corp. (b)	14,956	59,824
Robert Half International, Inc.	1,759	81,002
Rockwell Automation, Inc.	1,990	313,127
Rockwell Collins, Inc.	2,514	261,682
Roper Technologies, Inc.	1,499	327,831
Ross Stores, Inc.	5,957	387,205
Royal Caribbean Cruises Ltd.	2,750	293,150
S&P Global, Inc.	4,061	544,946
Sabre Corp.	3,111	72,829
salesforce.com, Inc. (b)	10,056	866,023
SBA Communications Corp. (b)	1,947	246,276
SCANA Corp.	2,213	146,744
Schlumberger Ltd.	21,480	1,559,233
Scripps Networks Interactive, Inc., Class A	1,463	109,315

16	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Sealed Air Corp.	2,830	$124,577
Seattle Genetics, Inc. (b)	1,451	99,103
SEI Investments Co.	1,947	98,732
Sempra Energy	3,601	406,985
ServiceNow, Inc. (b)	2,677	252,923
Sherwin-Williams Co.	1,195	399,943
Signature Bank (b)	810	112,145
Signet Jewelers Ltd.	717	47,207
Simon Property Group, Inc.	4,882	806,799
Sirius XM Holdings, Inc. (d)	23,361	115,637
Skyworks Solutions, Inc.	2,866	285,855
SL Green Realty Corp.	1,615	169,462
Snap-on, Inc.	823	137,877
Southern Co.	15,014	747,697
Southwest Airlines Co.	2,543	142,967
Southwestern Energy Co. (b)	7,733	58,075
Spectrum Brands Holdings, Inc.	483	69,422
Splunk, Inc. (b)	2,061	132,543
Sprint Corp. (b)	11,215	101,271
Stanley Black & Decker, Inc.	2,384	324,582
Staples, Inc.	11,225	109,668
Starbucks Corp.	22,185	1,332,431
State Street Corp.	6,183	518,754
Stericycle, Inc. (b)	1,453	123,999
Stryker Corp.	5,186	707,215
SunTrust Banks, Inc.	7,772	441,527
Symantec Corp.	9,498	300,422
Synchrony Financial	13,016	361,845
Synopsys, Inc. (b)	2,252	165,972
Sysco Corp.	8,410	444,637
T-Mobile U.S., Inc. (b)	4,827	324,712
T. Rowe Price Group, Inc.	4,080	289,231
Targa Resources Corp.	2,634	145,212
Target Corp.	8,352	466,459
TD Ameritrade Holding Corp.	4,289	164,140
TEGNA, Inc.	3,484	88,772
Teleflex, Inc.	722	149,375
Tesla, Inc. (b)	1,975	620,288
Tesoro Corp.	1,876	149,536
Texas Instruments, Inc.	15,321	1,213,117
Textron, Inc.	4,100	191,306
Thermo Fisher Scientific, Inc.	6,056	1,001,238
Tiffany & Co.	1,819	166,711
Time Warner, Inc.	11,880	1,179,328
TJX Cos., Inc.	9,932	781,052
Toll Brothers, Inc.	2,273	81,805
Torchmark Corp.	1,844	141,453
Total System Services, Inc.	2,429	139,206
Tractor Supply Co.	2,134	132,116
TransDigm Group, Inc.	823	203,059
Travelers Cos., Inc.	4,465	543,212
Trimble, Inc. (b)	3,448	122,163
TripAdvisor, Inc. (b)	1,612	72,556

Common Stocks	Shares	Value
United States (continued)
Twenty-First Century Fox, Inc., Class A	16,468	$502,933
Twenty-First Century Fox, Inc., Class B	6,931	206,960
Twitter, Inc. (b)	8,845	145,766
Tyson Foods, Inc., Class A	4,523	290,648
U.S. Bancorp	26,194	1,343,228
UDR, Inc.	4,247	158,583
UGI Corp.	2,559	128,359
Ulta Salon Cosmetics & Fragrance, Inc. (b)	865	243,446
Under Armour, Inc., Class A (b)(d)	2,997	64,406
Under Armour, Inc., Class C (b)	2,939	57,046
Union Pacific Corp.	12,774	1,430,177
United Continental Holdings, Inc. (b)	1,394	97,873
United Parcel Service, Inc., Class B	10,609	1,140,043
United Rentals, Inc. (b)	1,290	141,461
United Technologies Corp.	12,117	1,441,802
United Therapeutics Corp. (b)	622	78,185
UnitedHealth Group, Inc.	14,830	2,593,470
Universal Health Services, Inc., Class B	1,452	175,344
Unum Group	3,528	163,452
Valero Energy Corp.	7,098	458,602
Valspar Corp.	1,224	137,627
Vantiv, Inc., Class A (b)	2,629	163,103
Varian Medical Systems, Inc. (b)	1,514	137,380
Ventas, Inc.	5,579	357,112
VEREIT, Inc.	14,625	122,411
VeriSign, Inc. (b)	1,586	141,027
Verisk Analytics, Inc. (b)	2,469	204,458
Verizon Communications, Inc.	62,800	2,883,148
Vertex Pharmaceuticals, Inc. (b)	3,955	467,876
VF Corp.	5,252	286,917
Viacom, Inc., Class B	5,247	223,312
Visa, Inc., Class A	28,770	2,624,399
VMware, Inc., Class A (b)	1,135	106,826
Vornado Realty Trust	2,612	251,379
Voya Financial, Inc.	2,712	101,375
Vulcan Materials Co.	2,251	272,101
W.R. Berkley Corp.	1,461	99,319
W.W. Grainger, Inc.	904	174,201
WABCO Holdings, Inc. (b)	879	104,487
Wabtec Corp.	1,443	121,053
Wal-Mart Stores, Inc.	23,826	1,791,239
Walgreens Boots Alliance, Inc.	14,148	1,224,368
Walt Disney Co.	23,290	2,692,324
Waste Management, Inc.	6,920	503,638
Waters Corp. (b)	1,235	209,814
WEC Energy Group, Inc.	5,250	317,730
Wells Fargo & Co.	73,499	3,957,186
Welltower, Inc.	5,699	407,137
Westar Energy, Inc.	2,443	127,109

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017	17

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Western Digital Corp.	4,319	$384,693
Western Union Co.	7,990	158,681
WestRock Co.	4,000	214,240
Weyerhaeuser Co.	11,602	392,960
Whirlpool Corp.	1,088	202,020
Whole Foods Market, Inc.	5,144	187,087
Williams Cos., Inc.	12,463	381,742
Workday, Inc., Class A (b)	1,943	169,818
WR Grace & Co.	1,097	76,483
Wyndham Worldwide Corp.	1,756	167,364
Wynn Resorts Ltd.	1,318	162,127
Xcel Energy, Inc.	7,926	357,066
Xerox Corp.	11,333	81,484
Xilinx, Inc.	3,778	238,430
Xylem, Inc.	2,502	128,628
Yahoo!, Inc. (b)	14,024	676,097
Yum! Brands, Inc.	5,168	339,796
Zayo Group Holdings, Inc. (b)	2,499	87,640
Zillow Group, Inc., Class C (b)	1,550	60,450
Zimmer Biomet Holdings, Inc.	3,168	379,051
Zoetis, Inc.	7,294	409,266

		324,174,511
Total Common Stocks — 97.9%		554,896,922

Preferred Stock
Germany — 0.1%
Volkswagen AG, Preference Shares	3,009	477,669
Total Long-Term Investments (Cost — $491,480,607) — 98.0%		555,374,591

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (e)(f)	9,281,970	$9,281,970
SL Liquidity Series, LLC, Money Market Series, 1.09% (e)(f)(g)	199,487	199,527
Total Short-Term Securities (Cost — $9,481,495) — 1.7%		9,481,497
Total Investments (Cost — $500,962,102*) — 99.7%		564,856,088
Other Assets Less Liabilities — 0.3%		1,556,307

Net Assets — 100.0%		$566,412,395

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$502,570,692

Gross unrealized appreciation	$70,325,982
Gross unrealized depreciation	(8,040,586)

Net unrealized appreciation	$62,285,396

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security, or a portion of the security, is on loan.

18	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

(e)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Value Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Value Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock, Inc.	1,168	704		—	1,872	$719,915	$9,482		—	$26,689
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	9,281,970	[2]	—	9,281,970	9,281,970	20,880		$39	—
BlackRock Premier Government Institutional Fund	1,751,171	—		(1,751,171)[3]	—	—	2,317		—	—
PNC Financial Services Group, Inc.	4,505	2,907		—	7,412	887,587	9,869		—	184,436
SL Liquidity Series, LLC, Money Market Series	10,972	188,515	[2]	—	199,487	199,527	6,757	[4]	24	2
Total						$11,088,999	$49,305		$63	$211,127

[1]	Includes net capital gain distributions.

[2]	Represents net shares purchased.

[3]	Represents net shares sold.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen (Dutch Certificate)
MSCI	Morgan Stanley Capital International
S&P	Standard and Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
36	Euro Stoxx 50 Index	June 2017	$1,375,655	$28,811
12	FTSE 100 Index	June 2017	$1,113,612	6,974
9	Nikkei 225 Index	June 2017	$774,456	14,076
50	S&P 500 E-Mini Index	June 2017	$5,951,250	48,366
Total				$98,227

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017	19

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$150,623	—	—	$150,623
Australia	—	$15,043,850	—	15,043,850
Austria	—	458,390	—	458,390
Belgium	—	2,370,888	—	2,370,888
Bermuda	96,218	—	—	96,218
Canada	19,608,159	—	—	19,608,159
China	—	253,109	—	253,109
Denmark	—	3,542,415	—	3,542,415
Finland	—	2,020,569	—	2,020,569
France	118,389	21,147,739	—	21,266,128
Germany	100,696	18,991,587	—	19,092,283
Hong Kong	248,603	6,732,041	—	6,980,644
Ireland	2,436,373	1,298,902	—	3,735,275
Israel	864,001	484,494	—	1,348,495
Italy	—	4,057,066	—	4,057,066
Japan	171,447	47,297,590	—	47,469,037
Luxembourg	—	133,320	—	133,320
Mexico	—	55,880	—	55,880
Netherlands	755,174	9,824,968	—	10,580,142

20	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock MSCI World Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets (continued):
Investments (continued):
Common Stocks (continued):
New Zealand	$16,732	$335,884	—	$352,616
Norway	—	1,244,335	—	1,244,335
Portugal	—	246,349	—	246,349
Singapore	1,363,281	2,637,672	—	4,000,953
Spain	—	7,030,331	—	7,030,331
Sweden	143,572	5,995,706	—	6,139,278
Switzerland	901,912	18,491,021	—	19,392,933
United Arab Emirates	—	55,804	—	55,804
United Kingdom	1,740,604	32,254,221	$2,496	33,997,321
United States	324,174,511	—	—	324,174,511
Preferred Stock	—	477,669	—	477,669
Short-Term Securities	9,281,970	—	—	9,281,970

Subtotal	$362,172,265	$202,481,800	$2,496	$564,656,561

Investments Valued at NAV[1]				199,527

Total				$564,856,088

Derivative Financial Instruments [2]
Assets:
Equity contracts	$98,227	—	—	$98,227

[1]    As of April 30, 2017, certain investments of the Fund were fair valued using net asset value (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2017	21

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Midcap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.5%
Arconic, Inc.	202,025	$5,521,343
HEICO Corp.	11,042	784,755
HEICO Corp., Class A	21,897	1,342,286
Hexcel Corp.	41,613	2,153,473
Huntington Ingalls Industries, Inc.	21,235	4,265,899
L3 Technologies, Inc.	35,040	6,018,821
Orbital ATK, Inc.	26,673	2,640,627
Rockwell Collins, Inc.	73,921	7,694,437
Spirit Aerosystems Holdings, Inc., Class A	55,303	3,161,119
Textron, Inc.	122,651	5,722,896
TransDigm Group, Inc.	22,850	5,637,781

		44,943,437
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	65,002	4,725,646
Expeditors International of Washington, Inc.	82,870	4,648,178

		9,373,824
Airlines — 1.1%
Alaska Air Group, Inc.	55,144	4,692,203
American Airlines Group, Inc.	241,460	10,291,025
Copa Holdings SA, Class A	14,271	1,661,430
JetBlue Airways Corp. (a)	146,373	3,195,323
Spirit Airlines, Inc. (a)	31,809	1,821,701
United Continental Holdings, Inc. (a)	144,688	10,158,545

		31,820,227
Auto Components — 1.7%
Adient PLC	41,932	3,084,518
Allison Transmission Holdings, Inc.	57,744	2,233,538
BorgWarner, Inc.	98,059	4,145,935
Delphi Automotive PLC	124,099	9,977,560
Gentex Corp.	125,540	2,592,401
Goodyear Tire & Rubber Co.	114,502	4,148,407
Johnson Controls International PLC	418,842	17,411,262
Lear Corp.	31,475	4,490,223
Visteon Corp. (a)	15,677	1,613,947

		49,697,791
Automobiles — 0.2%
Harley-Davidson, Inc.	82,467	4,684,950
Thor Industries, Inc.	21,672	2,084,413

		6,769,363
Banks — 4.0%
Associated Banc-Corp	72,658	1,809,184
Bank of Hawaii Corp.	19,314	1,573,705
BankUnited, Inc.	44,887	1,584,062
BOK Financial Corp.	11,607	978,354
CIT Group, Inc.	90,783	4,204,161
Citizens Financial Group, Inc.	241,889	8,879,745

Common Stocks	Shares	Value
Banks (continued)
Comerica, Inc.	79,855	$5,645,749
Commerce Bancshares, Inc.	39,504	2,170,745
Cullen/Frost Bankers, Inc.	24,657	2,327,374
East West Bancorp, Inc.	65,620	3,561,197
Fifth Third Bancorp	348,166	8,505,695
First Hawaiian, Inc.	10,124	301,391
First Horizon National Corp.	104,659	1,920,493
First Republic Bank	70,329	6,502,619
Huntington Bancshares, Inc.	488,029	6,276,053
KeyCorp	492,179	8,977,345
M&T Bank Corp.	68,468	10,640,612
PacWest Bancorp	53,911	2,662,664
Popular, Inc.	46,739	1,958,832
Regions Financial Corp.	579,154	7,963,368
Signature Bank (a)	24,037	3,327,923
SunTrust Banks, Inc.	229,687	13,048,518
SVB Financial Group (a)	23,568	4,146,554
Synovus Financial Corp.	57,233	2,392,339
TCF Financial Corp.	71,148	1,174,654
Western Alliance Bancorp (a)	42,229	2,022,769
Zions Bancorporation	91,791	3,674,394

		118,230,499
Beverages — 0.7%
Brown-Forman Corp., Class A	24,861	1,194,820
Brown-Forman Corp., Class B	84,865	4,015,812
Dr. Pepper Snapple Group, Inc.	84,715	7,764,130
Molson Coors Brewing Co., Class B	78,514	7,528,707

		20,503,469
Biotechnology — 1.3%
ACADIA Pharmaceuticals, Inc. (a)	47,182	1,619,758
Agios Pharmaceuticals, Inc. (a)	16,512	820,812
Alkermes PLC (a)	68,499	3,990,067
Alnylam Pharmaceuticals, Inc. (a)	36,452	1,953,827
AquaBounty Technologies, Inc. (a)	358	2,782
BioMarin Pharmaceutical, Inc. (a)	77,555	7,432,871
Incyte Corp. (a)	74,150	9,215,362
Intercept Pharmaceuticals, Inc. (a)	7,569	850,377
Intrexon Corp. (a)(b)	23,983	499,806
Ionis Pharmaceuticals, Inc. (a)	54,039	2,604,139
Juno Therapeutics, Inc. (a)	28,788	717,973
Neurocrine Biosciences, Inc. (a)	39,085	2,087,139
OPKO Health, Inc. (a)(b)	145,283	1,128,849
Seattle Genetics, Inc. (a)	43,781	2,990,242
United Therapeutics Corp. (a)	20,046	2,519,782

		38,433,786
Building Products — 0.9%
Allegion PLC	43,653	3,432,872
AO Smith Corp.	66,373	3,576,177
Armstrong World Industries, Inc. (a)	23,933	1,118,868
Fortune Brands Home & Security, Inc.	69,582	4,435,157

BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Building Products (continued)
Lennox International, Inc.	18,084	$2,990,913
Masco Corp.	150,933	5,587,539
Owens Corning	52,062	3,167,973
USG Corp. (a)	39,670	1,202,001

		25,511,500
Capital Markets — 2.1%
Affiliated Managers Group, Inc.	26,252	4,347,069
Ameriprise Financial, Inc.	67,147	8,584,744
Artisan Partners Asset Management, Inc., Class A	24,192	708,826
Donnelley Financial Solutions, Inc. (a)	10,375	230,532
E*Trade Financial Corp. (a)	127,087	4,390,856
Eaton Vance Corp.	49,609	2,129,714
Federated Investors, Inc., Class B	34,623	928,589
Invesco Ltd.	187,438	6,174,208
Lazard Ltd., Class A	59,144	2,539,643
Legg Mason, Inc.	44,228	1,653,243
LPL Financial Holdings, Inc.	39,267	1,650,785
Northern Trust Corp.	94,510	8,505,900
Raymond James Financial, Inc.	57,652	4,296,227
SEI Investments Co.	58,151	2,948,837
T. Rowe Price Group, Inc.	110,691	7,846,885
TD Ameritrade Holding Corp.	113,154	4,330,403

		61,266,461
Chemicals — 2.0%
Albemarle Corp.	51,436	5,601,895
Ashland Global Holdings, Inc.	28,916	3,571,126
Axalta Coating Systems Ltd. (a)	74,430	2,334,869
Cabot Corp.	27,855	1,676,592
Celanese Corp., Series A	65,749	5,722,793
CF Industries Holdings, Inc.	106,013	2,834,788
Eastman Chemical Co.	67,315	5,368,371
FMC Corp.	60,828	4,454,434
Huntsman Corp.	89,614	2,219,739
International Flavors & Fragrances, Inc.	36,382	5,042,181
Mosaic Co.	159,209	4,287,498
NewMarket Corp.	3,328	1,566,490
Platform Specialty Products Corp. (a)	88,646	1,256,114
RPM International, Inc.	59,105	3,106,559
Scotts Miracle-Gro Co., Class A	20,490	1,979,334
Valspar Corp.	35,752	4,019,955
Valvoline, Inc. (b)	13,812	307,317
Westlake Chemical Corp.	17,365	1,080,971
WR Grace & Co.	31,651	2,206,708

		58,637,734
Commercial Services & Supplies — 1.0%
Cintas Corp.	40,365	4,943,501
Clean Harbors, Inc. (a)	23,555	1,368,781

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
Copart, Inc. (a)	89,123	$2,753,901
Covanta Holding Corp.	53,722	781,655
Iron Mountain, Inc.	118,318	4,112,734
KAR Auction Services, Inc.	62,947	2,745,748
LSC Communications, Inc.	12,733	329,403
Pitney Bowes, Inc.	85,859	1,141,066
Republic Services, Inc.	107,725	6,785,598
Rollins, Inc.	43,071	1,672,447
RR Donnelley & Sons Co.	32,236	405,206
Stericycle, Inc. (a)	37,517	3,201,701

		30,241,741
Communications Equipment — 1.2%
Arista Networks, Inc. (a)	18,500	2,583,340
ARRIS International PLC (a)	86,984	2,260,714
Brocade Communications Systems, Inc.	179,948	2,261,946
CommScope Holding Co., Inc. (a)	58,853	2,474,180
EchoStar Corp., Class A (a)	19,971	1,149,531
F5 Networks, Inc. (a)	30,575	3,948,150
Harris Corp.	56,958	6,373,031
Juniper Networks, Inc.	169,821	5,106,517
Motorola Solutions, Inc.	75,185	6,463,654
Palo Alto Networks, Inc. (a)	39,609	4,294,012

		36,915,075
Construction & Engineering — 0.4%
AECOM (a)	72,143	2,468,012
Chicago Bridge & Iron Co. NV	48,155	1,448,502
Fluor Corp.	63,454	3,256,459
Jacobs Engineering Group, Inc.	54,449	2,990,339
KBR, Inc.	64,249	902,699
Quanta Services, Inc. (a)	66,161	2,344,746

		13,410,757
Construction Materials — 0.5%
Eagle Materials, Inc.	21,121	2,026,983
Martin Marietta Materials, Inc.	28,968	6,378,464
Vulcan Materials Co.	60,356	7,295,833

		15,701,280
Consumer Finance — 0.7%
Ally Financial, Inc.	205,912	4,077,058
Credit Acceptance Corp. (a)(b)	3,902	793,081
Navient Corp.	133,094	2,023,029
OneMain Holdings, Inc. (a)	25,087	585,029
Santander Consumer USA Holdings, Inc. (a)	46,667	594,538
SLM Corp. (a)	193,213	2,422,891
Synchrony Financial	381,763	10,613,011

		21,108,637
Containers & Packaging — 1.4%
Aptargroup, Inc.	29,590	2,376,077

2	BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Containers & Packaging (continued)
Avery Dennison Corp.	40,702	$3,386,813
Ball Corp.	77,886	5,988,655
Bemis Co., Inc.	42,461	1,907,773
Berry Plastics Group, Inc. (a)	57,492	2,874,600
Crown Holdings, Inc. (a)	60,948	3,418,573
Graphic Packaging Holding Co.	144,723	1,965,338
Owens-Illinois, Inc. (a)	72,896	1,590,591
Packaging Corp. of America	42,600	4,208,028
Sealed Air Corp.	89,405	3,935,608
Silgan Holdings, Inc.	16,780	1,017,204
Sonoco Products Co.	45,427	2,376,286
WestRock Co.	114,079	6,110,071

		41,155,617
Distributors — 0.4%
Genuine Parts Co.	66,353	6,105,803
LKQ Corp. (a)	138,105	4,314,400
Pool Corp.	18,171	2,173,615

		12,593,818
Diversified Consumer Services — 0.3%
Graham Holdings Co., Class B	1,969	1,184,747
H&R Block, Inc.	94,060	2,331,747
Service Corp. International	85,654	2,759,772
ServiceMaster Global Holdings, Inc. (a)	62,039	2,363,686

		8,639,952
Diversified Financial Services — 1.2%
CBOE Holdings, Inc.	46,664	3,845,580
FactSet Research Systems, Inc.	18,242	2,978,189
Interactive Brokers Group, Inc., Class A	28,076	977,887
Leucadia National Corp.	149,466	3,794,942
MarketAxess Holdings, Inc.	16,710	3,217,009
Moody’s Corp.	77,314	9,147,793
Morningstar, Inc.	7,926	579,628
MSCI, Inc.	39,226	3,935,152
Nasdaq, Inc.	51,126	3,521,048
Voya Financial, Inc.	85,856	3,209,297

		35,206,525
Diversified Telecommunication Services — 0.8%
CenturyLink, Inc.	245,205	6,294,412
Frontier Communications Corp.	508,675	956,309
Level 3 Communications, Inc. (a)	133,473	8,109,820
SBA Communications Corp. (a)	56,692	7,170,971
Zayo Group Holdings, Inc. (a)	74,912	2,627,164

		25,158,676
Electric Utilities — 2.4%
Avangrid, Inc.	25,053	1,089,805
Edison International	144,692	11,571,019
Entergy Corp.	81,685	6,229,298

Common Stocks	Shares	Value
Electric Utilities (continued)
Eversource Energy	144,857	$8,604,506
FirstEnergy Corp.	194,188	5,813,989
Great Plains Energy, Inc.	98,072	2,901,950
Hawaiian Electric Industries, Inc.	48,890	1,638,793
OGE Energy Corp.	89,521	3,113,540
Pinnacle West Capital Corp.	50,582	4,304,022
PPL Corp.	309,608	11,799,161
Westar Energy, Inc.	64,484	3,355,103
Xcel Energy, Inc.	232,252	10,462,953

		70,884,139
Electrical Equipment — 0.8%
Acuity Brands, Inc.	20,296	3,574,126
AMETEK, Inc.	105,703	6,046,211
Hubbell, Inc.	24,948	2,822,367
Regal-Beloit Corp.	20,069	1,582,441
Rockwell Automation, Inc.	59,320	9,334,002

		23,359,147
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	137,152	9,917,461
Arrow Electronics, Inc. (a)	42,663	3,007,741
Avnet, Inc.	58,582	2,266,538
CDW Corp.	73,755	4,358,183
Cognex Corp.	36,960	3,154,166
Dolby Laboratories, Inc., Class A	23,008	1,213,212
Fitbit, Inc., Series A (a)	60,655	346,947
FLIR Systems, Inc.	61,483	2,258,271
IPG Photonics Corp. (a)	16,071	2,030,089
Jabil Circuit, Inc.	85,867	2,491,860
Keysight Technologies, Inc. (a)	83,843	3,138,243
National Instruments Corp.	46,579	1,626,073
Trimble, Inc. (a)	114,112	4,042,988
Zebra Technologies Corp., Class A (a)	23,466	2,212,140

		42,063,912
Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	200,360	11,895,373
Diamond Offshore Drilling, Inc. (a)	28,820	415,584
Dril-Quip, Inc. (a)	17,521	903,208
Ensco PLC, Class A	138,377	1,091,795
Frank’s International NV	19,000	172,900
Helmerich & Payne, Inc.	44,493	2,698,056
Nabors Industries Ltd.	126,092	1,303,791
National Oilwell Varco, Inc.	172,632	6,036,941
Noble Corp. PLC	103,607	497,314
Oceaneering International, Inc.	45,079	1,189,635
Patterson-UTI Energy, Inc.	73,667	1,594,522
Rowan Cos. PLC, Class A (a)	58,435	822,180
RPC, Inc.	26,944	489,573
Superior Energy Services, Inc. (a)	68,905	832,372
Transocean Ltd. (a)	155,676	1,717,106

BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Weatherford International PLC (a)	440,351	$2,540,825

		34,201,175
Equity Real Estate Investment Trusts (REITs) — 0.0%
Invitation Homes, Inc. (a)	39,528	851,828
Food & Staples Retailing — 0.4%
Casey’s General Stores, Inc.	17,633	1,976,130
Rite Aid Corp. (a)	462,318	1,849,272
Sprouts Farmers Market, Inc. (a)	59,759	1,333,223
U.S. Foods Holding Corp. (a)	21,232	598,742
Whole Foods Market, Inc.	145,220	5,281,652

		11,039,019
Food Products — 2.8%
Blue Buffalo Pet Products, Inc. (a)	26,171	645,115
Bunge Ltd.	63,766	5,039,427
Campbell Soup Co.	85,002	4,891,015
Conagra Brands, Inc.	199,795	7,748,050
Flowers Foods, Inc.	78,281	1,535,090
Hain Celestial Group, Inc. (a)	46,417	1,716,965
Hershey Co.	64,154	6,941,463
Hormel Foods Corp.	123,449	4,330,591
Ingredion, Inc.	32,772	4,057,829
J.M. Smucker Co.	52,958	6,710,838
Kellogg Co.	113,468	8,056,228
Lamb Weston Holdings, Inc.	66,389	2,771,741
McCormick & Co., Inc.	52,865	5,281,213
Mead Johnson Nutrition Co.	85,268	7,564,977
Pilgrim’s Pride Corp.	27,743	720,208
Pinnacle Foods, Inc.	52,874	3,074,623
Post Holdings, Inc. (a)	29,401	2,475,270
TreeHouse Foods, Inc. (a)	24,776	2,170,378
Tyson Foods, Inc., Class A	133,173	8,557,697

		84,288,718
Gas Utilities — 0.3%
Atmos Energy Corp.	47,021	3,809,641
National Fuel Gas Co.	33,747	1,868,909
UGI Corp.	77,854	3,905,157

		9,583,707
Health Care Equipment & Supplies — 3.3%
ABIOMED, Inc. (a)	18,884	2,460,963
Alere, Inc. (a)	41,977	2,064,009
Align Technology, Inc. (a)	33,524	4,513,001
C.R. Bard, Inc.	33,533	10,310,727
Cooper Cos., Inc.	21,656	4,338,346
Dentsply Sirona, Inc.	104,536	6,610,857
DexCom, Inc. (a)	37,469	2,921,083
Edwards Lifesciences Corp. (a)	96,323	10,563,743
Hill-Rom Holdings, Inc.	29,717	2,247,794
Hologic, Inc. (a)	126,894	5,729,264
IDEXX Laboratories, Inc. (a)	40,337	6,765,725

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc. (a)	17,242	$14,412,070
ResMed, Inc.	63,160	4,294,248
Teleflex, Inc.	19,945	4,126,421
Varex Imaging Corp. (a)	17,255	579,078
Varian Medical Systems, Inc. (a)	43,701	3,965,429
West Pharmaceutical Services, Inc.	32,726	3,011,774
Zimmer Biomet Holdings, Inc.	84,204	10,075,009

		98,989,541
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc. (a)	35,826	1,561,297
AmerisourceBergen Corp.	75,307	6,178,939
Brookdale Senior Living, Inc. (a)	85,188	1,106,592
Centene Corp. (a)	76,179	5,667,718
DaVita, Inc. (a)	71,741	4,950,846
Envision Healthcare Corp. (a)	52,751	2,955,639
Henry Schein, Inc. (a)	37,238	6,471,964
Laboratory Corp. of America Holdings (a)	46,510	6,518,376
LifePoint Health, Inc. (a)	16,944	1,053,070
MEDNAX, Inc. (a)	41,105	2,481,098
Patterson Cos., Inc.	38,022	1,691,599
Premier, Inc., Class A (a)	20,890	706,082
Quest Diagnostics, Inc.	64,561	6,811,831
Tenet Healthcare Corp. (a)	33,669	527,593
Universal Health Services, Inc., Class B	38,959	4,704,689
VCA, Inc. (a)	35,436	3,244,875
WellCare Health Plans, Inc. (a)	20,237	3,104,558

		59,736,766
Health Care Technology — 0.4%
athenahealth, Inc. (a)	18,657	1,828,573
Cerner Corp. (a)	134,117	8,684,076
Inovalon Holdings, Inc., Class A (a)	24,032	294,392
Veeva Systems, Inc., Class A (a)	43,494	2,332,148

		13,139,189
Hotels, Restaurants & Leisure — 2.8%
Aramark	112,246	4,099,224
Brinker International, Inc.	22,895	1,011,730
Chipotle Mexican Grill, Inc. (a)	12,900	6,120,663
Choice Hotels International, Inc.	14,528	910,906
Darden Restaurants, Inc.	53,284	4,539,264
Domino’s Pizza, Inc.	22,801	4,135,873
Dunkin’ Brands Group, Inc.	41,094	2,295,511
Extended Stay America, Inc.	32,544	567,567
Hilton Grand Vacations, Inc. (a)	23,107	773,391
Hilton Worldwide Holdings, Inc.	79,606	4,694,366
Hyatt Hotels Corp., Class A (a)	15,291	848,651
International Game Technology PLC	43,394	963,347
Marriott International, Inc., Class A	147,016	13,881,251
MGM Resorts International	216,273	6,641,744

4	BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Norwegian Cruise Line Holdings Ltd. (a)	72,728	$3,922,221
Panera Bread Co., Class A (a)	10,200	3,189,336
Royal Caribbean Cruises Ltd.	76,703	8,176,540
Six Flags Entertainment Corp.	32,604	2,041,336
Vail Resorts, Inc.	17,723	3,503,128
Wendy’s Co.	88,086	1,298,388
Wyndham Worldwide Corp.	47,040	4,483,382
Wynn Resorts Ltd.	36,421	4,480,147

		82,577,966
Household Durables — 1.7%
CalAtlantic Group, Inc.	33,760	1,222,787
D.R. Horton, Inc.	153,675	5,054,371
Garmin Ltd.	50,835	2,584,451
Leggett & Platt, Inc.	60,251	3,165,588
Lennar Corp., Class A	82,377	4,160,039
Lennar Corp., Class B	4,278	182,286
Mohawk Industries, Inc. (a)	28,176	6,615,443
Newell Brands, Inc.	214,815	10,255,268
NVR, Inc. (a)	1,589	3,354,776
PulteGroup, Inc.	143,833	3,260,694
Tempur Sealy International, Inc. (a)	21,369	1,003,275
Toll Brothers, Inc.	70,957	2,553,742
Tupperware Brands Corp.	22,829	1,639,350
Whirlpool Corp.	33,887	6,292,138

		51,344,208
Household Products — 0.6%
Church & Dwight Co., Inc.	117,204	5,805,114
Clorox Co.	59,212	7,916,052
Energizer Holdings, Inc.	28,279	1,674,965
Spectrum Brands Holdings, Inc.	11,271	1,619,981

		17,016,112
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	308,017	3,483,672
Calpine Corp. (a)	161,825	1,650,615
NRG Energy, Inc.	144,497	2,442,000

		7,576,287
Industrial Conglomerates — 0.5%
BWX Technologies, Inc.	42,487	2,089,086
Carlisle Cos., Inc.	28,502	2,889,818
Roper Technologies, Inc.	45,525	9,956,317

		14,935,221
Insurance — 4.3%
Alleghany Corp. (a)	5,676	3,466,333
Allied World Assurance Co. Holdings AG	42,280	2,244,645
American Financial Group, Inc.	32,082	3,121,900
American National Insurance Co.	4,504	526,608
AmTrust Financial Services, Inc.	46,883	752,472

Common Stocks	Shares	Value
Insurance (continued)
Arch Capital Group Ltd. (a)	53,874	$5,224,162
Arthur J Gallagher & Co.	80,098	4,470,269
Aspen Insurance Holdings Ltd.	29,444	1,541,393
Assurant, Inc.	26,933	2,592,032
Assured Guaranty Ltd.	58,140	2,216,878
Athene Holding, Ltd., Class A (a)	20,222	1,078,035
Axis Capital Holdings Ltd.	40,906	2,695,705
Brown & Brown, Inc.	52,590	2,256,111
Cincinnati Financial Corp.	68,712	4,953,448
CNA Financial Corp.	13,113	593,494
Erie Indemnity Co., Class A	10,995	1,361,401
Everest Re Group Ltd.	15,450	3,888,920
First American Financial Corp.	48,618	2,110,507
FNF Group	120,277	4,925,343
Hanover Insurance Group, Inc.	19,832	1,750,571
Hartford Financial Services Group, Inc.	168,944	8,170,132
Lincoln National Corp.	102,521	6,759,210
Loews Corp.	129,147	6,020,833
Markel Corp. (a)	6,357	6,163,747
Mercury General Corp.	13,447	826,856
Old Republic International Corp.	110,259	2,280,156
Principal Financial Group, Inc.	122,130	7,954,327
ProAssurance Corp.	20,924	1,295,196
Progressive Corp.	267,737	10,634,514
Reinsurance Group of America, Inc.	29,142	3,643,916
RenaissanceRe Holdings Ltd.	15,515	2,205,768
Torchmark Corp.	54,313	4,166,350
Unum Group	107,955	5,001,555
Validus Holdings Ltd.	35,990	1,989,527
W.R. Berkley Corp.	45,295	3,079,154
White Mountains Insurance Group Ltd.	2,048	1,759,109
XL Group Ltd.	122,118	5,110,638

		128,831,215
Internet & Direct Marketing Retail — 0.6%
Expedia, Inc.	54,549	7,294,292
Groupon, Inc. (a)	160,509	629,195
Liberty Expedia Holdings, Inc., Class A (a)	24,460	1,181,663
Liberty Interactive Corp QVC Group, Series A (a)	188,939	4,001,728
Liberty Ventures, Series A (a)	36,611	1,971,503
TripAdvisor, Inc. (a)	51,108	2,300,371

		17,378,752
Internet Software & Services — 0.9%
Akamai Technologies, Inc. (a)	79,535	4,846,863
CommerceHub, Inc., Series A (a)	4,189	67,024
CommerceHub, Inc., Series C (a)	11,894	189,352
CoStar Group, Inc. (a)	14,546	3,503,986
GoDaddy, Inc., Class A (a)	21,825	849,429

BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Internet Software & Services (continued)
IAC/InterActiveCorp (a)	32,197	$2,672,673
Match Group, Inc. (a)(b)	11,955	222,722
Nutanix, Inc., Class A (a)	5,953	90,426
Pandora Media, Inc. (a)	101,280	1,098,888
Twilio, Inc. (a)(b)	7,777	257,030
Twitter, Inc. (a)	288,874	4,760,644
VeriSign, Inc. (a)	40,836	3,631,137
Yelp, Inc. (a)	31,374	1,110,953
Zillow Group, Inc., Class A (a)	22,536	867,411
Zillow Group, Inc., Class C (a)	47,288	1,844,232

		26,012,770
IT Services — 3.7%
Alliance Data Systems Corp.	25,071	6,258,474
Amdocs Ltd.	68,653	4,204,310
Black Knight Financial Services, Inc., Class A (a)	9,785	405,099
Booz Allen Hamilton Holding Corp.	51,939	1,866,168
Broadridge Financial Solutions, Inc.	53,660	3,752,980
Conduent, Inc. (a)	91,285	1,488,858
CoreLogic, Inc. (a)	38,357	1,639,378
CSRA, Inc.	73,509	2,137,642
DST Systems, Inc.	14,359	1,767,737
Euronet Worldwide, Inc. (a)	22,653	1,871,591
Fidelity National Information Services, Inc.	148,402	12,493,964
First Data Corp., Class A (a)	140,271	2,191,033
Fiserv, Inc. (a)	101,401	12,080,915
FleetCor Technologies, Inc. (a)	41,810	5,901,063
Gartner, Inc. (a)	39,742	4,534,165
Genpact Ltd.	65,716	1,604,785
Global Payments, Inc.	70,059	5,728,024
Jack Henry & Associates, Inc.	35,898	3,479,234
Leidos Holdings, Inc.	60,128	3,166,340
Paychex, Inc.	147,195	8,725,720
Sabre Corp.	93,959	2,199,580
Square, Inc., Class A (a)	24,317	443,542
Teradata Corp. (a)	58,846	1,717,126
Total System Services, Inc.	75,713	4,339,112
Vantiv, Inc., Class A (a)	70,735	4,388,399
VeriFone Systems, Inc. (a)	49,803	923,348
Western Union Co.	223,923	4,447,111
WEX, Inc. (a)	17,626	1,788,334
Xerox Corp.	457,161	3,286,988

		108,831,020
Leisure Products — 0.5%
Brunswick Corp.	41,413	2,350,188
Hasbro, Inc.	51,195	5,073,936
Mattel, Inc.	154,536	3,464,697
Polaris Industries, Inc.	27,008	2,302,702

Common Stocks	Shares	Value
Leisure Products (continued)
Vista Outdoor, Inc. (a)	27,112	$530,311

		13,721,834
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	148,219	8,159,456
Bio-Rad Laboratories, Inc., Class A (a)	9,409	2,053,608
Bio-Techne Corp.	16,607	1,778,278
Bruker Corp.	47,866	1,167,452
Charles River Laboratories International, Inc. (a)	21,297	1,910,341
Illumina, Inc. (a)	66,706	12,331,271
Mettler-Toledo International, Inc. (a)	11,973	6,147,178
Patheon NV (a)	13,350	359,249
PerkinElmer, Inc.	49,666	2,950,657
QIAGEN NV (a)	98,472	2,963,022
Quintiles IMS Holdings, Inc. (a)	63,942	5,389,032
VWR Corp. (a)	34,394	971,974
Waters Corp. (a)	34,999	5,945,980

		52,127,498
Machinery — 3.9%
AGCO Corp.	33,455	2,140,785
Colfax Corp. (a)	44,528	1,802,048
Crane Co.	22,159	1,770,726
Cummins, Inc.	72,046	10,874,623
Donaldson Co., Inc.	57,735	2,671,976
Dover Corp.	70,103	5,529,725
Flowserve Corp.	58,626	2,982,305
Graco, Inc.	24,912	2,686,759
IDEX Corp.	34,574	3,621,972
Ingersoll-Rand PLC	117,655	10,441,881
ITT, Inc.	40,894	1,722,864
Lincoln Electric Holdings, Inc.	28,042	2,496,579
Middleby Corp. (a)	25,755	3,506,028
Nordson Corp.	25,908	3,243,682
Oshkosh Corp.	32,774	2,274,188
PACCAR, Inc.	155,483	10,375,381
Parker Hannifin Corp.	61,031	9,813,785
Pentair PLC	75,730	4,885,342
Snap-on, Inc.	26,441	4,429,661
Stanley Black & Decker, Inc.	68,385	9,310,618
Terex Corp.	45,764	1,600,825
Timken Co.	31,889	1,538,644
Toro Co.	48,604	3,155,372
Trinity Industries, Inc.	67,475	1,815,077
Valmont Industries, Inc.	10,173	1,549,856
WABCO Holdings, Inc. (a)	23,664	2,812,940
Wabtec Corp.	39,204	3,288,824
Welbilt, Inc. (a)	56,749	1,163,354
Xylem, Inc.	81,491	4,189,452

		117,695,272

6	BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Marine — 0.1%
Kirby Corp. (a)	23,988	$1,693,553
Media — 2.0%
AMC Networks, Inc., Class A (a)	26,875	1,603,900
Cable One, Inc.	2,131	1,453,044
Cinemark Holdings, Inc.	48,057	2,076,062
Clear Channel Outdoor Holdings, Inc., Class A	14,126	72,749
Discovery Communications, Inc., Class A (a)	64,768	1,864,023
Discovery Communications, Inc., Class C (a)	104,174	2,914,789
Interpublic Group of Cos., Inc.	182,942	4,311,943
John Wiley & Sons, Inc., Class A	20,373	1,073,657
Liberty Broadband Corp., Class A (a)	11,004	989,590
Liberty Broadband Corp., Class C (a)	47,796	4,357,083
Liberty Media Corp. — Liberty SiriusXM, Class A (a)	43,154	1,644,167
Liberty Media Corp. — Liberty SiriusXM, Class C (a)	81,917	3,112,027
Lions Gate Entertainment Corp., Class A	22,504	588,930
Lions Gate Entertainment Corp., Class B (a)	47,679	1,137,144
Live Nation Entertainment, Inc. (a)	59,253	1,905,576
Madison Square Garden Co., Class A (a)	8,523	1,719,686
News Corp., Class A	162,848	2,071,427
News Corp., Class B	61,876	804,388
Omnicom Group, Inc.	107,959	8,865,593
Regal Entertainment Group, Class A	37,801	834,268
Scripps Networks Interactive, Inc., Class A	37,594	2,809,024
Sirius XM Holdings, Inc. (b)	786,219	3,891,784
TEGNA, Inc.	99,818	2,543,363
Tribune Media Co., Class A	32,698	1,195,439
Viacom, Inc., Class A	5,532	246,727
Viacom, Inc., Class B	156,249	6,649,957

		60,736,340
Metals & Mining — 1.4%
Alcoa Corp.	69,766	2,353,207
Compass Minerals International, Inc.	15,428	1,018,248
Freeport-McMoRan, Inc. (a)	659,042	8,402,785
Newmont Mining Corp.	242,753	8,207,479
Nucor Corp.	145,104	8,899,228
Reliance Steel & Aluminum Co.	31,197	2,458,948
Royal Gold, Inc.	29,548	2,088,453
Southern Copper Corp.	38,014	1,344,555
Steel Dynamics, Inc.	106,709	3,856,463

Common Stocks	Shares	Value
Metals & Mining (continued)
Tahoe Resources, Inc.	137,599	$1,109,048
United States Steel Corp.	70,486	1,573,248

		41,311,662
Multi-Utilities — 2.9%
Alliant Energy Corp.	105,267	4,139,098
Ameren Corp.	111,219	6,082,567
CenterPoint Energy, Inc.	196,869	5,616,673
CMS Energy Corp.	127,160	5,773,064
Consolidated Edison, Inc.	139,519	11,061,066
DTE Energy Co.	81,984	8,574,707
MDU Resources Group, Inc.	86,967	2,339,412
NiSource, Inc.	141,138	3,422,596
Public Service Enterprise Group, Inc.	230,757	10,164,846
SCANA Corp.	59,675	3,957,049
Sempra Energy	114,189	12,905,641
Vectren Corp.	37,411	2,222,962
WEC Energy Group, Inc.	144,458	8,742,598

		85,002,279
Multiline Retail — 1.1%
Burlington Stores, Inc. (a)	32,071	3,172,463
Dillard’s, Inc., Class A	8,146	451,044
Dollar General Corp.	129,859	9,442,048
Dollar Tree, Inc. (a)	103,389	8,557,508
JC Penney Co., Inc. (a)(b)	141,491	761,222
Kohl’s Corp.	78,485	3,063,270
Macy’s, Inc.	140,243	4,097,900
Nordstrom, Inc.	56,261	2,715,718

		32,261,173
Oil, Gas & Consumable Fuels — 4.4%
Antero Resources Corp. (a)	86,636	1,835,817
Cabot Oil & Gas Corp.	210,596	4,894,251
Cheniere Energy, Inc. (a)	91,132	4,132,836
Chesapeake Energy Corp. (a)	279,148	1,468,318
Cimarex Energy Co.	42,912	5,006,972
Concho Resources, Inc. (a)	64,538	8,174,383
CONSOL Energy, Inc. (a)	103,496	1,571,069
Continental Resources, Inc. (a)	39,771	1,686,688
Devon Energy Corp.	238,997	9,437,992
Diamondback Energy, Inc. (a)	41,283	4,121,695
Energen Corp. (a)	45,012	2,340,174
EQT Corp.	78,824	4,582,827
Extraction Oil & Gas, Inc. (a)	18,124	283,641
Gulfport Energy Corp. (a)	72,883	1,157,382
Hess Corp.	128,965	6,297,361
HollyFrontier Corp.	73,402	2,065,532
Kosmos Energy Ltd. (a)	71,789	431,452
Laredo Petroleum, Inc. (a)	67,530	868,436
Marathon Oil Corp.	387,563	5,763,062
Marathon Petroleum Corp.	240,199	12,235,737
Murphy Oil Corp.	74,195	1,942,425

BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Murphy USA, Inc. (a)	15,985	$1,112,076
Newfield Exploration Co. (a)	90,930	3,147,997
Noble Energy, Inc.	202,150	6,535,510
ONEOK, Inc.	95,929	5,046,825
Parsley Energy, Inc., Class A (a)	102,312	3,047,874
PBF Energy, Inc., Class A	50,130	1,118,902
QEP Resources, Inc. (a)	109,614	1,294,541
Range Resources Corp.	94,515	2,503,702
Rice Energy, Inc. (a)	45,491	968,503
SM Energy Co.	45,002	1,016,595
Southwestern Energy Co. (a)	222,947	1,674,332
Targa Resources Corp.	80,776	4,453,181
Tesoro Corp.	54,502	4,344,354
Whiting Petroleum Corp. (a)	95,209	790,235
Williams Cos., Inc.	341,913	10,472,795
World Fuel Services Corp.	31,990	1,178,192
WPX Energy, Inc. (a)	177,789	2,121,023

		131,124,687
Paper & Forest Products — 0.4%
Domtar Corp.	28,620	1,134,783
International Paper Co.	187,164	10,101,241

		11,236,024
Personal Products — 0.3%
Coty, Inc., Class A	207,426	3,702,554
Edgewell Personal Care Co. (a)	26,719	1,910,141
Herbalife Ltd. (a)	33,603	2,125,726
Nu Skin Enterprises, Inc., Class A	23,201	1,281,391

		9,019,812
Pharmaceuticals — 0.7%
Akorn, Inc. (a)	43,177	1,444,271
Endo International PLC (a)	92,453	1,051,191
Mallinckrodt PLC (a)	49,038	2,300,863
Perrigo Co. PLC	62,577	4,626,943
Zoetis, Inc.	207,847	11,662,295

		21,085,563
Professional Services — 1.0%
Dun & Bradstreet Corp.	16,469	1,805,167
Equifax, Inc.	54,158	7,328,119
ManpowerGroup, Inc.	30,463	3,076,154
Nielsen Holdings PLC	164,331	6,758,934
Robert Half International, Inc.	58,318	2,685,544
TransUnion (a)	24,877	995,826
Verisk Analytics, Inc. (a)	69,883	5,787,011

		28,436,755
Real Estate Investment Trusts (REITs) — 9.8%
AGNC Investment Corp.	155,488	3,276,132
Alexandria Real Estate Equities, Inc.	40,563	4,563,743

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
American Campus Communities, Inc.	61,401	$2,909,793
American Homes 4 Rent, Class A	80,465	1,854,718
Annaly Capital Management, Inc.	463,602	5,475,140
Apartment Investment & Management Co., Class A	72,862	3,186,984
Apple Hospitality REIT, Inc.	80,960	1,516,381
AvalonBay Communities, Inc.	62,805	11,922,901
Boston Properties, Inc.	69,997	8,861,620
Brandywine Realty Trust	77,622	1,317,245
Brixmor Property Group, Inc.	86,155	1,701,561
Camden Property Trust	39,187	3,226,266
Care Capital Properties, Inc.	37,805	1,015,820
Chimera Investment Corp.	86,115	1,753,301
Colony NorthStar, Inc., Class A	249,020	3,254,691
Columbia Property Trust, Inc.	56,032	1,260,720
CoreCivic, Inc.	52,884	1,821,854
Corporate Office Properties Trust	43,163	1,413,157
CubeSmart	80,212	2,032,572
CyrusOne, Inc.	34,908	1,907,373
DCT Industrial Trust, Inc.	41,196	2,082,870
DDR Corp.	138,257	1,494,558
Digital Realty Trust, Inc.	72,927	8,374,937
Douglas Emmett, Inc.	63,951	2,409,034
Duke Realty Corp.	157,674	4,372,300
Empire State Realty Trust, Inc., Class A	55,278	1,149,782
EPR Properties	28,561	2,076,670
Equinix, Inc.	34,436	14,383,917
Equity Commonwealth (a)	56,056	1,793,232
Equity Lifestyle Properties, Inc.	34,845	2,819,309
Essex Property Trust, Inc.	29,874	7,303,297
Extra Space Storage, Inc.	54,942	4,149,769
Federal Realty Investment Trust	32,251	4,221,333
Forest City Realty Trust, Inc., Class A	102,590	2,318,534
Gaming and Leisure Properties, Inc.	84,712	2,947,978
GGP, Inc.	262,128	5,664,586
HCP, Inc.	213,524	6,693,977
Healthcare Trust of America, Inc., Class A	61,428	1,958,939
Highwoods Properties, Inc.	43,191	2,197,558
Hospitality Properties Trust	72,801	2,317,256
Host Hotels & Resorts, Inc.	335,733	6,026,407
Kilroy Realty Corp.	43,735	3,084,630
Kimco Realty Corp.	183,271	3,718,569
Lamar Advertising Co., Class A	37,502	2,702,769
Liberty Property Trust	66,719	2,706,790
Life Storage, Inc.	20,726	1,624,711
Macerich Co.	65,250	4,073,558
MFA Financial, Inc.	172,924	1,436,998
Mid-America Apartment Communities, Inc.	51,662	5,125,387

8	BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
National Retail Properties, Inc.	65,343	$2,758,782
Omega Healthcare Investors, Inc.	83,958	2,770,614
Outfront Media, Inc.	62,764	1,641,906
Paramount Group, Inc.	81,968	1,344,275
Park Hotels & Resorts, Inc.	51,593	1,324,392
Piedmont Office Realty Trust, Inc., Class A	65,651	1,434,474
Prologis, Inc.	238,721	12,988,810
Quality Care Properties, Inc. (a)	40,925	710,049
Rayonier, Inc.	55,158	1,556,559
Realty Income Corp.	123,992	7,234,933
Regency Centers Corp.	65,921	4,164,889
Retail Properties of America, Inc., Class A	106,773	1,424,352
Senior Housing Properties Trust	107,555	2,314,584
SL Green Realty Corp.	44,556	4,675,261
Spirit Realty Capital, Inc.	215,511	2,030,114
Starwood Property Trust, Inc.	114,688	2,602,271
STORE Capital Corp.	77,283	1,854,019
Sun Communities, Inc.	30,667	2,564,068
Tanger Factory Outlet Centers, Inc.	42,391	1,322,175
Taubman Centers, Inc.	26,415	1,652,258
Two Harbors Investment Corp.	153,760	1,536,062
UDR, Inc.	121,026	4,519,111
Uniti Group, Inc. (a)	56,092	1,540,286
Ventas, Inc.	154,585	9,894,986
VEREIT, Inc.	436,367	3,652,392
Vornado Realty Trust	78,394	7,544,639
Weingarten Realty Investors	52,400	1,717,148
Welltower, Inc.	163,419	11,674,653
Weyerhaeuser Co.	338,402	11,461,676
WP Carey, Inc.	47,441	2,969,807

		290,381,172
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A (a)	136,464	4,886,776
Howard Hughes Corp. (a)	16,317	2,008,786
Jones Lang LaSalle, Inc.	20,313	2,333,151
Realogy Holdings Corp.	65,940	2,014,467

		11,243,180
Road & Rail — 0.6%
AMERCO, Inc.	3,130	1,172,060
Avis Budget Group, Inc. (a)	35,441	1,080,950
Genesee & Wyoming, Inc., Class A (a)	27,595	1,869,837
Hertz Global Holdings, Inc. (a)	33,203	547,517
JB Hunt Transport Services, Inc.	40,368	3,619,395
Kansas City Southern	49,165	4,428,292
Landstar System, Inc.	19,146	1,636,026
Old Dominion Freight Line, Inc.	30,663	2,714,289
Ryder System, Inc.	24,231	1,645,527

		18,713,893

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 3.8%
Analog Devices, Inc.	165,438	$12,606,376
Cree, Inc. (a)	43,502	951,824
Cypress Semiconductor Corp.	141,527	1,982,793
First Solar, Inc. (a)	34,219	1,011,171
KLA-Tencor Corp.	71,162	6,989,532
Lam Research Corp.	72,864	10,554,350
Marvell Technology Group Ltd.	184,473	2,770,784
Maxim Integrated Products, Inc.	128,933	5,692,392
Microchip Technology, Inc.	96,036	7,258,401
Micron Technology, Inc. (a)	473,030	13,088,740
NVIDIA Corp.	232,625	24,262,788
ON Semiconductor Corp. (a)	188,043	2,666,450
Qorvo, Inc. (a)	58,278	3,964,652
Skyworks Solutions, Inc.	86,628	8,640,277
SunPower Corp. (a)(b)	22,929	159,127
Teradyne, Inc.	92,240	3,253,305
Xilinx, Inc.	115,912	7,315,206

		113,168,168
Software — 3.5%
Allscripts Healthcare Solutions, Inc. (a)	94,839	1,135,223
ANSYS, Inc. (a)	40,692	4,482,631
Atlassian Corp. PLC, Class A (a)	12,386	427,069
Autodesk, Inc. (a)	96,503	8,692,025
CA, Inc.	132,573	4,352,372
Cadence Design Systems, Inc. (a)	126,500	4,120,105
CDK Global, Inc.	66,134	4,299,371
Citrix Systems, Inc. (a)	70,724	5,724,401
Electronic Arts, Inc. (a)	132,875	12,599,207
FireEye, Inc. (a)	69,136	864,891
Fortinet, Inc. (a)	66,407	2,589,873
Guidewire Software, Inc. (a)	32,780	2,015,642
Manhattan Associates, Inc. (a)	32,615	1,522,794
Nuance Communications, Inc. (a)	101,165	1,809,842
PTC, Inc. (a)	52,056	2,813,627
Red Hat, Inc. (a)	82,637	7,278,667
ServiceNow, Inc. (a)	71,939	6,796,797
Splunk, Inc. (a)	59,587	3,832,040
SS&C Technologies Holdings, Inc.	76,833	2,822,844
Symantec Corp.	279,875	8,852,446
Synopsys, Inc. (a)	68,995	5,084,932
Tableau Software, Inc., Class A (a)	25,000	1,342,000
Tyler Technologies, Inc. (a)	15,218	2,489,513
Ultimate Software Group, Inc. (a)	12,616	2,556,885
Workday, Inc., Class A (a)	53,123	4,642,950
Zynga, Inc., Class A (a)	316,210	913,847

		104,061,994
Specialty Retail — 3.3%
Advance Auto Parts, Inc.	32,685	4,645,846
AutoNation, Inc. (a)	32,627	1,370,334
AutoZone, Inc. (a)	13,464	9,319,646
Bed Bath & Beyond, Inc.	66,302	2,569,203

BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2017	9

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Specialty Retail (continued)
Best Buy Co., Inc.	126,423	$6,549,976
Cabela’s, Inc. (a)	23,148	1,263,881
CarMax, Inc. (a)	88,115	5,154,728
CST Brands, Inc.	33,279	1,607,043
Dick’s Sporting Goods, Inc.	39,837	2,013,760
Foot Locker, Inc.	61,648	4,767,856
GameStop Corp., Class A	46,860	1,063,253
Gap, Inc.	101,678	2,663,964
L Brands, Inc.	110,311	5,825,524
Michaels Cos., Inc. (a)	39,664	926,551
O’Reilly Automotive, Inc. (a)	43,183	10,715,861
Penske Automotive Group, Inc.	17,643	841,748
Ross Stores, Inc.	179,705	11,680,825
Sally Beauty Holdings, Inc. (a)	66,296	1,260,950
Signet Jewelers Ltd.	31,310	2,061,450
Staples, Inc.	293,959	2,871,979
Tiffany & Co.	49,937	4,576,726
Tractor Supply Co.	60,648	3,754,718
Ulta Salon Cosmetics & Fragrance, Inc. (a)	26,751	7,528,801
Urban Outfitters, Inc. (a)	41,492	949,337
Williams-Sonoma, Inc.	40,155	2,170,378

		98,154,338
Technology Hardware, Storage & Peripherals — 0.6%
NCR Corp. (a)	56,506	2,330,873
NetApp, Inc.	123,473	4,920,399
Western Digital Corp.	128,774	11,469,900

		18,721,172
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	22,740	2,092,990
Coach, Inc.	127,146	5,008,281
Hanesbrands, Inc.	171,357	3,737,296
Kate Spade & Co. (a)	58,985	1,026,339
lululemon athletica, Inc. (a)	44,542	2,316,184
Michael Kors Holdings Ltd. (a)	73,827	2,755,962
PVH Corp.	36,792	3,717,096
Ralph Lauren Corp.	25,816	2,083,867
Skechers U.S.A., Inc., Class A (a)	59,141	1,493,310
Under Armour, Inc., Class A (a)(b)	83,196	1,787,882
Under Armour, Inc., Class C (a)	84,212	1,634,555

		27,653,762
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc.	218,582	2,904,955
People’s United Financial, Inc.	151,657	2,649,448
TFS Financial Corp.	23,182	383,430

		5,937,833
Trading Companies & Distributors — 0.9%
Air Lease Corp.	46,880	1,788,003
Fastenal Co.	131,099	5,857,503
HD Supply Holdings, Inc. (a)	91,478	3,686,563

Common Stocks	Shares	Value
Trading Companies & Distributors (continued)
Herc Holdings, Inc. (a)	10,731	$487,939
MSC Industrial Direct Co., Inc., Class A	19,956	1,786,661
United Rentals, Inc. (a)	40,236	4,412,280
W.W. Grainger, Inc.	25,298	4,874,925
Watsco, Inc.	11,862	1,646,446
WESCO International, Inc. (a)	21,932	1,336,755

		25,877,075
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	34,649	2,819,389
Water Utilities — 0.3%
American Water Works Co., Inc.	81,541	6,503,710
Aqua America, Inc.	83,821	2,773,637

		9,277,347
Wireless Telecommunication Services — 0.1%
Sprint Corp. (a)	344,766	3,113,237
Telephone & Data Systems, Inc.	43,863	1,204,478
United States Cellular Corp. (a)	5,797	227,126

		4,544,841
Total Common Stocks — 98.9%		2,943,967,477

Investment Companies — 0.3%	Par (000)
iShares Russell Mid-Cap ETF (c)	45,875	8,654,319
Total Long-Term Investments (Cost — $2,575,667,262) — 99.2%		2,952,621,796

Short-Term Securities	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (c)(d)	49,092,237	49,092,237
SL Liquidity Series, LLC, Money Market Series, 1.09% (c)(d)(e)	9,565,763	9,567,676
Total Short-Term Securities (Cost — $58,659,391) — 1.9%		58,659,913
Total Investments (Cost — $2,634,326,653*) — 101.1%		3,011,281,709
Liabilities in Excess of Other Assets — (1.1)%		(34,155,175)

Net Assets — 100.0%		$2,977,126,534

10	BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Midcap Index Fund

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,642,580,718

Gross unrealized appreciation	$473,622,767
Gross unrealized depreciation	(104,921,776)

Net unrealized appreciation	$368,700,991

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation[1]
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	49,092,237	[2]	—	49,092,237	$49,092,237	$122,956		$353	—
BlackRock Premier Government Institutional Fund	38,232,137	—		(38,232,137)[3]	—	—	11,443		—	—
iShares Russell Mid-Cap ETF	—	45,875		—	45,875	8,654,319	59,995		30,850	$197,580
SL Liquidity Series, LLC, Money Market Series	4,519,466	5,046,297	[2]	—	9,565,763	9,567,676	191,667	[4]	185	351
Total						$67,314,232	$386,061		$31,388	$197,931

[1]	Includes net capital gain distributions.

[2]	Represents net shares purchased.

[3]	Represents net shares sold.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
S&P	Standard and Poor’s

BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2017	11

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
84	S&P 400 E-Mini Index	June 2017	$14,532,000	$(4,961)
53	S&P 500 E-Mini Index	June 2017	$6,308,325	28,408
Total				$23,447

12	BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks[1]	$2,952,621,796	—	—	$2,952,621,796
Short-Term Securities	49,092,237	—	—	49,092,237

Subtotal	$3,001,714,033	—	—	$3,001,714,033

Investments Valued at NAV[2]				9,567,676

Total				$3,011,281,709

Derivative Financial Instruments[3]
Assets:
Equity contracts	$28,408	—	—	$28,408
Liabilities:
Equity contracts	(4,961)	—	—	(4,961)

Total	$23,447	—	—	$23,447

[1] See above Schedule of Investments for values in each sector.
[2] As of April 30, 2017, certain of the Fund’s Investments were fair valued using net asset value(“NAV”) per share and have been excluded from the fair value hierarchy.

BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2017	13

Schedule of Investments (concluded)	BlackRock Midcap Index Fund

[3] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2017, there were no transfers between levels.

14	BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Small/Mid Cap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
AAR Corp.	710	$25,553
Aerojet Rocketdyne Holdings, Inc. (a)	1,266	28,371
Aerovironment, Inc. (a)	416	11,885
Astronics Corp. (a)	405	13,167
Axon Enterprise, Inc. (a)	1,106	27,185
Cubic Corp.	541	28,078
Curtiss-Wright Corp.	938	87,666
DigitalGlobe, Inc. (a)	1,340	43,148
Ducommun, Inc. (a)	183	5,378
Engility Holdings, Inc. (a)	376	10,660
Esterline Technologies Corp. (a)	628	57,431
HEICO Corp.	521	37,027
HEICO Corp., Class A	1,011	61,959
Hexcel Corp.	1,974	102,155
Huntington Ingalls Industries, Inc.	989	198,680
KEYW Holding Corp. (a)	901	8,551
KLX, Inc. (a)	1,119	52,929
Kratos Defense & Security Solutions, Inc. (a)	1,299	9,898
Moog, Inc., Class A (a)	680	46,682
National Presto Industries, Inc.	98	10,226
Orbital ATK, Inc.	1,240	122,760
Sparton Corp. (a)	166	3,697
Spirit Aerosystems Holdings, Inc., Class A	2,588	147,930
Teledyne Technologies, Inc. (a)	723	97,482
Triumph Group, Inc.	1,066	27,929
Vectrus, Inc. (a)	194	4,935

		1,271,362
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc. (a)	1,018	18,721
Atlas Air Worldwide Holdings, Inc. (a)	528	30,624
Echo Global Logistics, Inc. (a)	630	11,813
Forward Air Corp.	636	33,816
Hub Group, Inc., Class A (a)	719	28,149
Park-Ohio Holdings Corp.	167	6,571
Radiant Logistics, Inc. (a)	682	4,092
XPO Logistics, Inc. (a)	2,076	102,534

		236,320
Airlines — 0.7%
Alaska Air Group, Inc.	2,547	216,724
Allegiant Travel Co.	281	40,857
Copa Holdings SA, Class A	664	77,303
Hawaiian Holdings, Inc. (a)	1,119	60,762
JetBlue Airways Corp. (a)	6,867	149,907
SkyWest, Inc.	1,076	40,027
Spirit Airlines, Inc. (a)	1,522	87,165

		672,745

Common Stocks	Shares	Value
Auto Components — 1.3%
Allison Transmission Holdings, Inc.	2,683	$103,778
American Axle & Manufacturing Holdings, Inc. (a)	1,800	31,662
Cooper Tire & Rubber Co.	1,175	45,002
Cooper-Standard Holding, Inc. (a)	313	35,391
Dana, Inc.	3,171	61,581
Dorman Products, Inc. (a)	555	46,148
Fox Factory Holding Corp. (a)	453	13,613
Gentex Corp.	6,002	123,941
Gentherm, Inc. (a)	771	28,643
Goodyear Tire & Rubber Co.	5,364	194,338
Horizon Global Corp. (a)	477	6,721
LCI Industries	500	50,575
Lear Corp.	1,477	210,709
Modine Manufacturing Co. (a)	985	11,918
Motorcar Parts of America, Inc. (a)	377	11,431
Spartan Motors, Inc.	534	4,405
Standard Motor Products, Inc.	450	22,873
Stoneridge, Inc. (a)	578	11,335
Strattec Security Corp.	68	2,186
Superior Industries International, Inc.	512	11,136
Tenneco, Inc.	1,131	71,287
Tower International, Inc.	430	11,653
Visteon Corp. (a)	726	74,742
Workhorse Group, Inc. (a)(b)	173	353

		1,185,421
Automobiles — 0.1%
Thor Industries, Inc.	1,022	98,296
Winnebago Industries, Inc.	560	16,072

		114,368
Banks — 7.2%
1st Source Corp.	331	15,991
Access National Corp.	342	9,689
ACNB Corp.	113	3,497
Allegiance Bancshares, Inc. (a)	228	8,903
American National Bankshares, Inc.	163	6,259
Ameris Bancorp	772	36,361
Ames National Corp.	172	5,315
Arrow Financial Corp.	233	7,980
Associated Banc-Corp	3,221	80,203
Atlantic Capital Bancshares, Inc. (a)	422	8,271
Bancfirst Corp.	168	16,136
Banco Latinoamericano de Comercio Exterior SA	661	18,957
Bancorp, Inc. (a)	1,059	6,831
BancorpSouth, Inc.	1,851	56,363
Bank of Hawaii Corp.	906	73,821
Bank of Marin Bancorp	124	7,831
Bank of NT Butterfield & Son, Ltd.	305	10,141

BLACKROCK FUNDS	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Banks (continued)
Bank of the Ozarks, Inc.	1,880	$89,244
BankUnited, Inc.	2,124	74,956
Bankwell Financial Group, Inc.	100	3,614
Banner Corp.	643	35,494
Bar Harbor Bankshares	351	10,807
Blue Hills Bancorp, Inc.	483	8,742
BNC Bancorp	864	28,901
BOK Financial Corp.	553	46,612
Boston Private Financial Holdings, Inc.	1,784	27,830
Bridge Bancorp, Inc.	390	14,137
Bryn Mawr Bank Corp.	350	15,015
C&F Financial Corp.	55	2,750
Camden National Corp.	314	13,423
Capital Bank Financial Corp., Class A	529	21,953
Capital City Bank Group, Inc.	289	5,956
Carolina Financial Corp.	222	6,851
Cascade Bancorp (a)	681	5,094
Cathay General Bancorp	1,579	60,081
Centerstate Banks, Inc.	1,056	26,643
Central Pacific Financial Corp.	738	23,085
Central Valley Community Bancorp	141	3,202
Century Bancorp, Inc., Class A	53	3,342
Chemical Financial Corp.	1,399	66,383
Chemung Financial Corp.	55	2,089
Citizens & Northern Corp.	230	5,347
City Holding Co.	312	22,180
CNB Financial Corp.	298	7,119
CoBiz Financial, Inc.	783	12,865
Codorus Valley Bancorp, Inc.	129	3,740
Columbia Banking System, Inc.	1,237	48,874
Commerce Bancshares, Inc.	1,869	102,702
Community Bank System, Inc.	916	51,250
Community Trust Bancorp, Inc.	319	14,339
ConnectOne Bancorp, Inc.	616	13,675
County Bancorp, Inc.	96	2,635
CU Bancorp (a)	348	12,972
Cullen/Frost Bankers, Inc.	1,134	107,038
Customers Bancorp, Inc. (a)	594	18,372
CVB Financial Corp.	2,185	47,065
Eagle Bancorp, Inc. (a)	650	38,935
East West Bancorp, Inc.	3,051	165,578
Enterprise Bancorp, Inc.	227	7,947
Enterprise Financial Services Corp.	460	19,435
Equity Bancshares, Inc., Class A (a)	139	4,388
Farmers Capital Bank Corp.	138	5,727
Farmers National Banc Corp.	611	8,737
FB Financial Corp. (a)	117	4,240
FCB Financial Holdings, Inc., Class A (a)	642	30,334
Fidelity Southern Corp.	403	9,076
Financial Institutions, Inc.	280	9,380
First Bancorp, Inc.	202	5,448

Common Stocks	Shares	Value
Banks (continued)
First Bancorp, North Carolina	505	$15,170
First BanCorp, Puerto Rico (a)	2,539	14,929
First Busey Corp.	664	19,887
First Business Financial Services, Inc.	134	3,560
First Citizens BancShares, Inc., Class A	161	56,038
First Commonwealth Financial Corp.	1,915	24,723
First Community Bancshares, Inc.	303	8,017
First Community Financial Partners, Inc. (a)	224	2,923
First Connecticut Bancorp, Inc.	308	8,224
First Financial Bancorp	1,309	36,194
First Financial Bankshares, Inc.	1,354	54,092
First Financial Corp.	208	10,150
First Financial Northwest, Inc.	162	2,540
First Foundation, Inc. (a)	532	8,352
First Hawaiian, Inc.	514	15,302
First Horizon National Corp.	4,938	90,612
First Internet Bancorp	97	2,866
First Interstate Bancsystem, Inc., Class A	420	15,855
First Merchants Corp.	868	35,918
First Mid-Illinois Bancshares, Inc.	166	5,413
First Midwest Bancorp, Inc.	1,908	43,331
First NBC Bank Holding Co. (a)	221	586
First Northwest Bancorp (a)	195	3,210
First of Long Island Corp.	439	11,941
FNB Corp.	6,766	96,348
Franklin Financial Network, Inc. (a)	274	11,111
Fulton Financial Corp.	3,664	67,601
German American Bancorp, Inc.	452	14,845
Glacier Bancorp, Inc.	1,618	54,656
Great Southern Bancorp, Inc.	219	10,983
Great Western Bancorp, Inc.	1,259	51,871
Green Bancorp, Inc. (a)	410	7,380
Guaranty Bancorp	373	9,381
Hancock Holding Co.	1,782	83,219
Hanmi Financial Corp.	674	19,580
HarborOne Bancorp, Inc. (a)	266	5,538
Heartland Financial USA, Inc.	501	24,048
Heritage Commerce Corp.	528	7,540
Heritage Financial Corp.	619	16,342
Home BancShares, Inc.	2,567	65,330
HomeTrust Bancshares, Inc. (a)	323	8,075
Hope Bancorp, Inc.	2,727	49,931
Horizon Bancorp	379	10,229
Huntington Bancshares, Inc.	22,897	294,455
Iberiabank Corp.	1,074	85,222
Independent Bank Corp.	996	44,801
Independent Bank Group, Inc.	267	16,060
International Bancshares Corp.	1,169	43,721
Investors Bancorp, Inc.	6,336	87,754

2	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Banks (continued)
Lakeland Bancorp, Inc.	876	$17,038
Lakeland Financial Corp.	515	23,515
LCNB Corp.	146	3,234
LegacyTexas Financial Group, Inc.	944	35,693
Live Oak Bancshares, Inc.	409	9,877
Macatawa Bank Corp.	543	5,197
MainSource Financial Group, Inc.	484	16,553
MB Financial, Inc.	1,612	68,526
MBT Financial Corp.	283	3,170
Mercantile Bank Corp.	326	10,963
Merchants Bancshares, Inc.	111	5,528
Midland States Bancorp, Inc.	58	2,001
MidWestOne Financial Group, Inc.	170	5,899
MutualFirst Financial, Inc.	99	3,262
National Bank Holdings Corp., Class A	514	16,227
National Bankshares, Inc.	140	5,887
National Commerce Corp. (a)	166	6,424
NBT Bancorp, Inc.	905	34,553
Nicolet Bankshares, Inc. (a)	188	9,268
Northrim BanCorp, Inc.	108	3,456
OFG Bancorp	937	10,963
Old Line Bancshares, Inc.	140	3,886
Old National Bancorp	2,841	47,729
Old Second Bancorp, Inc.	550	6,600
Opus Bank	352	7,938
Orrstown Financial Services, Inc.	126	2,703
Pacific Continental Corp.	440	11,000
Pacific Mercantile Bancorp (a)	381	2,953
Pacific Premier Bancorp, Inc. (a)	788	28,801
PacWest Bancorp	2,524	124,660
Park National Corp.	283	29,837
Park Sterling Corp.	1,095	13,468
Peapack Gladstone Financial Corp.	337	10,804
Penns Woods Bancorp, Inc.	108	4,504
People’s Utah Bancorp	281	7,418
Peoples Bancorp, Inc.	349	11,685
Peoples Financial Services Corp.	157	7,056
Pinnacle Financial Partners, Inc.	993	63,552
Popular, Inc.	2,193	91,909
Preferred Bank	252	13,353
Premier Financial Bancorp, Inc.	145	3,107
PrivateBancorp, Inc.	1,662	96,014
Prosperity Bancshares, Inc.	1,423	95,626
QCR Holdings, Inc.	250	11,400
Renasant Corp.	920	39,008
Republic Bancorp, Inc., Class A	207	7,448
Republic First Bancorp, Inc. (a)	993	8,540
S&T Bancorp, Inc.	732	26,323
Sandy Spring Bancorp, Inc.	504	21,798
Seacoast Banking Corp. of Florida (a)	658	15,924
ServisFirst Bancshares, Inc.	976	36,893
Shore Bancshares, Inc.	357	5,923

Common Stocks	Shares	Value
Banks (continued)
Sierra Bancorp	226	$5,666
Signature Bank (a)	1,128	156,172
Simmons First National Corp., Class A	627	34,266
South State Corp.	554	48,835
Southern First Bancshares, Inc. (a)	94	3,168
Southern National Bancorp of Virginia, Inc.	179	3,260
Southside Bancshares, Inc.	561	19,478
Southwest Bancorp, Inc.	371	9,627
State Bank Financial Corp.	756	20,306
Sterling Bancorp	2,700	62,775
Stock Yards Bancorp, Inc.	458	18,778
Stonegate Bank	258	11,842
Summit Financial Group, Inc.	128	2,799
Sun Bancorp, Inc.	217	5,414
SVB Financial Group (a)	1,100	193,534
Synovus Financial Corp.	2,657	111,063
TCF Financial Corp.	3,386	55,903
Texas Capital Bancshares, Inc. (a)	1,054	80,209
Tompkins Financial Corp.	310	25,628
TowneBank	1,187	38,518
Trico Bancshares	422	14,964
Tristate Capital Holdings, Inc. (a)	464	11,554
Triumph Bancorp, Inc. (a)	317	7,101
Trustmark Corp.	1,440	47,837
UMB Financial Corp.	958	69,445
Umpqua Holdings Corp.	4,707	83,173
Union Bankshares Corp.	926	31,706
Union Bankshares, Inc.	61	2,565
United Bankshares, Inc.	1,952	77,869
United Community Banks, Inc.	1,500	41,025
Univest Corp. of Pennsylvania	524	15,877
Valley National Bancorp	5,294	62,257
Veritex Holdings, Inc. (a)	220	5,927
Washington Trust Bancorp, Inc.	311	15,301
WashingtonFirst Bankshares, Inc.	220	6,189
Webster Financial Corp.	1,948	98,978
WesBanco, Inc.	861	34,276
West BanCorp., Inc.	387	9,017
Westamerica BanCorp	526	28,941
Western Alliance Bancorp (a)	1,988	95,225
Wintrust Financial Corp.	1,097	77,733
Xenith Bankshares, Inc. (a)	139	3,756
Zions Bancorporation	4,290	171,729

		6,498,785
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	188	27,138
Coca-Cola Bottling Co. Consolidated	102	21,610
Craft Brew Alliance, Inc. (a)	194	2,638
MGP Ingredients, Inc.	263	13,771
National Beverage Corp.	260	23,033

BLACKROCK FUNDS	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Beverages (continued)
Primo Water Corp. (a)	567	$6,787

		94,977
Biotechnology — 3.4%
ACADIA Pharmaceuticals, Inc. (a)	2,050	70,376
Acceleron Pharma, Inc. (a)	588	19,416
Achillion Pharmaceuticals, Inc. (a)	2,882	9,828
Acorda Therapeutics, Inc. (a)	896	14,470
Adamas Pharmaceuticals, Inc. (a)	435	7,125
Aduro Biotech, Inc. (a)	847	8,174
Advaxis, Inc. (a)	647	5,538
Adverum Biotechnologies, Inc. (a)	597	1,701
Aevi Genomic Medicine, Inc. (a)	486	778
Agenus, Inc. (a)	1,493	5,360
Agios Pharmaceuticals, Inc. (a)	730	36,288
Aimmune Therapeutics, Inc. (a)	556	10,809
Akebia Therapeutics, Inc. (a)	768	10,122
Alder Biopharmaceuticals, Inc. (a)	995	19,950
Alkermes PLC (a)	3,209	186,924
Alnylam Pharmaceuticals, Inc. (a)	1,602	85,867
AMAG Pharmaceuticals, Inc. (a)	749	18,276
Amicus Therapeutics, Inc. (a)	3,058	23,485
AnaptysBio, Inc. (a)	105	2,801
Anavex Life Sciences Corp. (a)	651	3,665
Anthera Pharmaceuticals, Inc. (a)(b)	419	138
Applied Genetic Technologies Corp. (a)	277	1,551
Aptevo Therapeutics, Inc. (a)	858	1,716
AquaBounty Technologies, Inc. (a)	13	101
Ardelyx, Inc. (a)	758	10,157
Arena Pharmaceuticals, Inc. (a)	5,040	6,754
Argos Therapeutics, Inc. (a)(b)	349	150
Array BioPharma, Inc. (a)	3,589	31,117
Arrowhead Pharmaceuticals, Inc. (a)	997	1,545
Asterias Biotherapeutics, Inc. (a)	387	1,432
Atara Biotherapeutics, Inc. (a)	436	7,456
Athersys, Inc. (a)	1,960	2,901
Audentes Therapeutics, Inc. (a)	102	1,520
Avexis, Inc. (a)	111	8,936
Axovant Sciences Ltd. (a)	509	12,338
Bellicum Pharmaceuticals, Inc. (a)	447	5,976
BioCryst Pharmaceuticals, Inc. (a)	1,562	9,903
Biospecifics Technologies Corp. (a)	104	5,900
BioTime, Inc. (a)	1,969	6,695
Bluebird Bio, Inc. (a)	865	76,942
Blueprint Medicines Corp. (a)	566	26,364
Cara Therapeutics, Inc. (a)(b)	533	8,469
Celldex Therapeutics, Inc. (a)	2,099	6,990
Cellular Biomedicine Group, Inc. (a)(b)	207	2,236
ChemoCentryx, Inc. (a)	425	3,077
Chimerix, Inc. (a)	1,125	6,728

Common Stocks	Shares	Value
Biotechnology (continued)
Cidara Therapeutics, Inc. (a)	173	$1,341
Clovis Oncology, Inc. (a)	784	45,386
Coherus Biosciences, Inc. (a)	807	15,494
Concert Pharmaceuticals, Inc. (a)	325	5,158
Corvus Pharmaceuticals, Inc. (a)	80	794
Curis, Inc. (a)	2,384	5,769
Cytokinetics, Inc. (a)	829	13,596
CytomX Therapeutics, Inc. (a)	379	5,954
Dynavax Technologies Corp. (a)	934	5,184
Eagle Pharmaceuticals, Inc. (a)	183	16,578
Edge Therapeutics, Inc. (a)	292	3,031
Editas Medicine, Inc. (a)	149	2,809
Emergent Biosolutions, Inc. (a)	716	21,416
Enanta Pharmaceuticals, Inc. (a)	340	10,795
Epizyme, Inc. (a)	850	15,342
Esperion Therapeutics, Inc. (a)	285	10,189
Exact Sciences Corp. (a)	2,253	67,613
Exelixis, Inc. (a)	4,823	108,035
FibroGen, Inc. (a)	1,238	34,664
Five Prime Therapeutics, Inc. (a)	571	19,905
Flexion Therapeutics, Inc. (a)	517	10,552
Fortress Biotech, Inc. (a)	699	2,544
Foundation Medicine, Inc. (a)	281	9,976
Genomic Health, Inc. (a)	408	13,407
Geron Corp. (a)(b)	3,091	7,913
Global Blood Therapeutics, Inc. (a)	401	11,609
GlycoMimetics, Inc. (a)	274	1,178
Halozyme Therapeutics, Inc. (a)	2,349	32,745
Heron Therapeutics, Inc. (a)	898	13,784
Idera Pharmaceuticals, Inc. (a)	1,893	4,449
Ignyta, Inc. (a)	509	4,505
Immune Design Corp. (a)	227	1,487
ImmunoGen, Inc. (a)	1,720	7,465
Immunomedics, Inc. (a)	2,003	11,477
Infinity Pharmaceuticals, Inc. (a)	1,055	2,268
Innoviva, Inc. (a)	1,749	20,612
Inotek Pharmaceuticals Corp. (a)(b)	120	240
Inovio Pharmaceuticals, Inc. (a)	1,457	9,165
Insmed, Inc. (a)	1,336	24,649
Insys Therapeutics, Inc. (a)(b)	541	6,086
Intellia Therapeutics, Inc. (a)	151	2,200
Intercept Pharmaceuticals, Inc. (a)	354	39,772
Intrexon Corp. (a)(b)	1,216	25,341
Invitae Corp. (a)	561	6,188
Ionis Pharmaceuticals, Inc. (a)	2,569	123,800
Ironwood Pharmaceuticals, Inc. (a)	2,776	45,304
Jounce Therapeutics, Inc. (a)	134	3,795
Juno Therapeutics, Inc. (a)	1,366	34,068
Karyopharm Therapeutics, Inc. (a)	529	5,406
Keryx Biopharmaceuticals, Inc. (a)(b)	1,695	10,034
Kite Pharma, Inc. (a)	927	76,088
La Jolla Pharmaceutical Co. (a)	288	8,352

4	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Biotechnology (continued)
Lexicon Pharmaceuticals, Inc. (a)	902	$14,080
Ligand Pharmaceuticals, Inc. (a)	409	45,469
Lion Biotechnologies, Inc. (a)	1,149	7,871
Loxo Oncology, Inc. (a)	339	15,614
MacroGenics, Inc. (a)	671	14,500
MannKind Corp. (a)(b)	904	790
MediciNova, Inc. (a)(b)	452	2,599
Merrimack Pharmaceuticals, Inc. (a)	3,035	10,107
MiMedx Group, Inc. (a)	2,216	28,121
Minerva Neurosciences, Inc. (a)	489	3,716
Mirati Therapeutics, Inc. (a)	323	1,470
Momenta Pharmaceuticals, Inc. (a)	1,378	19,774
Myovant Sciences, Ltd. (a)	157	2,039
Myriad Genetics, Inc. (a)	1,457	26,794
NantKwest, Inc. (a)	249	784
Natera, Inc. (a)	444	4,018
Neurocrine Biosciences, Inc. (a)	1,843	98,416
NewLink Genetics Corp. (a)	478	8,934
Novavax, Inc. (a)	4,844	3,953
OncoMed Pharmaceuticals, Inc. (a)	349	1,375
Ophthotech Corp. (a)	446	1,325
OPKO Health, Inc. (a)(b)	6,882	53,473
Organovo Holdings, Inc. (a)	2,071	6,006
Otonomy, Inc. (a)	457	6,101
OvaScience, Inc. (a)	735	1,110
PDL BioPharma, Inc.	3,958	8,906
Pfenex, Inc. (a)	408	1,962
PharmAthene, Inc.	916	666
Portola Pharmaceuticals, Inc. (a)	1,057	42,269
Progenics Pharmaceuticals, Inc. (a)	1,429	11,318
Protagonist Therapeutics, Inc. (a)	83	840
Proteostasis Therapeutics, Inc. (a)	84	508
Prothena Corp. PLC (a)	810	43,845
PTC Therapeutics, Inc. (a)	690	8,384
Puma Biotechnology, Inc. (a)	596	24,198
Ra Pharmaceuticals, Inc. (a)	188	4,437
Radius Health, Inc. (a)	676	26,411
REGENXBIO, Inc. (a)	449	9,384
Regulus Therapeutics, Inc. (a)	261	405
Repligen Corp. (a)	740	27,225
Retrophin, Inc. (a)	755	14,790
Rigel Pharmaceuticals, Inc. (a)	2,555	7,639
Sage Therapeutics, Inc. (a)	645	45,795
Sangamo Therapeutics, Inc. (a)	1,531	7,349
Sarepta Therapeutics, Inc. (a)	1,072	38,871
Seattle Genetics, Inc. (a)	2,054	140,288
Selecta Biosciences, Inc. (a)	73	880
Seres Therapeutics, Inc. (a)	387	3,804
Sorrento Therapeutics, Inc. (a)	262	511
Spark Therapeutics, Inc. (a)	408	23,652
Spectrum Pharmaceuticals, Inc. (a)	1,570	11,948
Stemline Therapeutics, Inc. (a)	387	3,444
Syndax Pharmaceuticals, Inc. (a)	124	1,177

Common Stocks	Shares	Value
Biotechnology (continued)
Synergy Pharmaceuticals, Inc. (a)	4,188	$17,255
Synthetic Biologics, Inc. (a)	521	297
Syros Pharmaceuticals, Inc. (a)	132	2,005
T2 Biosystems, Inc. (a)	101	486
TESARO, Inc. (a)	607	89,587
Tetraphase Pharmaceuticals, Inc. (a)	924	7,327
TG Therapeutics, Inc. (a)	890	9,835
Trevena, Inc. (a)	985	3,221
Trovagene, Inc. (a)	194	180
Ultragenyx Pharmaceutical, Inc. (a)	823	52,993
United Therapeutics Corp. (a)	945	118,786
Vanda Pharmaceuticals, Inc. (a)	778	11,864
Versartis, Inc. (a)	649	11,942
Vital Therapies, Inc. (a)	481	1,924
Voyager Therapeutics, Inc. (a)	211	2,203
XBiotech, Inc. (a)(b)	339	3,688
Xencor, Inc. (a)	769	19,740
Zafgen, Inc. (a)	582	2,840
ZIOPHARM Oncology, Inc. (a)(b)	2,659	18,719

		3,037,794
Building Products — 1.6%
AAON, Inc.	858	31,446
Advanced Drainage Systems, Inc.	725	16,711
Allegion PLC	2,042	160,583
Ameresco, Inc., Class A (a)	314	2,025
American Woodmark Corp. (a)	285	26,191
AO Smith Corp.	3,101	167,082
Apogee Enterprises, Inc.	599	32,645
Armstrong Flooring, Inc. (a)	504	9,672
Armstrong World Industries, Inc. (a)	991	46,329
Builders FirstSource, Inc. (a)	1,789	28,642
Caesarstone Ltd. (a)	500	19,850
Continental Building Products, Inc. (a)	734	17,873
CSW Industrials, Inc. (a)	283	10,018
Fortune Brands Home & Security, Inc.	3,243	206,709
Gibraltar Industries, Inc. (a)	664	26,062
Griffon Corp.	623	14,952
Insteel Industries, Inc.	366	12,740
JELD-WEN Holding, Inc. (a)	521	17,209
Lennox International, Inc.	845	139,755
Masonite International Corp. (a)	643	53,498
NCI Building Systems, Inc. (a)	596	10,430
Owens Corning	2,441	148,535
Patrick Industries, Inc. (a)	335	23,802
PGT Innovations, Inc. (a)	976	10,638
Ply Gem Holdings, Inc. (a)	454	8,740
Quanex Building Products Corp.	748	15,259
Simpson Manufacturing Co., Inc.	886	36,955
Trex Co., Inc. (a)	625	45,744
Universal Forest Products, Inc.	422	40,212

BLACKROCK FUNDS	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Building Products (continued)
USG Corp. (a)	1,859	$56,328

		1,436,635
Capital Markets — 1.8%
Artisan Partners Asset Management, Inc., Class A	963	28,216
Associated Capital Group, Inc., Class A	186	6,259
B. Riley Financial, Inc.	200	3,010
BGC Partners, Inc., Class A	4,765	54,226
Cohen & Steers, Inc.	489	19,511
Cowen Group, Inc., Class A (a)	594	9,445
Diamond Hill Investment Group, Inc.	73	14,757
Donnelley Financial Solutions, Inc. (a)	568	12,621
E*Trade Financial Corp. (a)	5,985	206,782
Eaton Vance Corp.	2,381	102,216
Evercore Partners, Inc., Class A	850	62,687
FBR & Co.	154	2,787
Federated Investors, Inc., Class B	809	21,697
Financial Engines, Inc.	1,167	49,598
Gain Capital Holdings, Inc.	1,023	7,253
GAMCO Investors, Inc., Class A	199	5,711
Greenhill & Co., Inc.	630	15,939
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,045	22,906
Hennessy Advisors, Inc.	118	2,007
HFF, Inc., Class A	790	24,806
Houlihan Lokey, Inc.	491	16,468
INTL. FCStone, Inc. (a)	358	13,371
Investment Technology Group, Inc.	288	5,734
Janus Capital Group, Inc.	3,234	44,176
KCG Holdings, Inc., Class A (a)	870	17,313
Ladenburg Thalmann Financial Services, Inc. (a)	2,321	6,452
Lazard Ltd., Class A	2,759	118,471
Legg Mason, Inc.	2,119	79,208
LPL Financial Holdings, Inc.	1,866	78,447
Manning & Napier, Inc.	336	1,949
Marcus & Millichap, Inc. (a)	358	9,236
Medley Management, Inc.	210	1,617
Moelis & Co., Class A	526	19,304
OM Asset Management PLC	971	15,109
Oppenheimer Holdings, Inc., Class A	288	4,982
Piper Jaffray Cos.	322	20,157
PJT Partners, Inc., Class A	377	13,067
Pzena Investment Management, Inc., Class A	361	3,715
Raymond James Financial, Inc.	2,712	202,098
Safeguard Scientifics, Inc. (a)	486	6,172
SEI Investments Co.	2,766	140,264

Common Stocks	Shares	Value
Capital Markets (continued)
Silvercrest Asset Management Group, Inc., Class A	132	$1,802
Stifel Financial Corp. (a)	1,395	68,174
Virtu Financial, Inc., Class A	569	8,763
Virtus Investment Partners, Inc.	127	13,513
Waddell & Reed Financial, Inc., Class A	1,729	31,105
Walter Investment Management Corp. (a)	209	224
Westwood Holdings Group, Inc.	191	10,658
Wins Finance Holdings, Inc. (a)	28	1,284
WisdomTree Investments, Inc.	2,128	17,769

		1,643,036
Chemicals — 2.8%
A. Schulman, Inc.	618	19,560
AgroFresh Solutions, Inc. (a)	256	1,436
Albemarle Corp.	2,381	259,315
American Vanguard Corp.	538	9,011
Ashland Global Holdings, Inc.	1,322	163,267
Axalta Coating Systems Ltd. (a)	3,508	110,046
Balchem Corp.	673	54,621
Cabot Corp.	1,304	78,488
Calgon Carbon Corp.	1,038	15,103
Chase Corp.	138	14,145
Chemours Co.	3,867	155,801
Codexis, Inc. (a)	588	2,587
Ferro Corp. (a)	1,779	31,880
Flotek Industries, Inc. (a)	1,161	13,944
FutureFuel Corp.	472	7,297
GCP Applied Technologies, Inc. (a)	1,502	49,416
Hawkins, Inc.	195	9,964
HB Fuller Co.	1,068	56,422
Huntsman Corp.	4,224	104,628
Ingevity Corp. (a)	902	57,033
Innophos Holdings, Inc.	398	19,080
Innospec, Inc.	503	33,198
KMG Chemicals, Inc.	180	9,459
Koppers Holdings, Inc. (a)	420	17,829
Kraton Corp. (a)	627	20,509
Kronos Worldwide, Inc.	408	7,148
Landec Corp. (a)	522	7,178
LSB Industries, Inc. (a)	395	4,353
Minerals Technologies, Inc.	734	57,766
NewMarket Corp.	156	73,429
Olin Corp.	3,505	112,616
OMNOVA Solutions, Inc. (a)	871	8,275
Platform Specialty Products Corp. (a)	4,165	59,018
PolyOne Corp.	1,782	69,872
Quaker Chemical Corp.	274	39,620
Rayonier Advanced Materials, Inc.	909	12,044
RPM International, Inc.	2,771	145,644
Scotts Miracle-Gro Co., Class A	960	92,736

6	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Chemicals (continued)
Sensient Technologies Corp.	944	$77,219
Stepan Co.	420	35,616
TerraVia Holdings, Inc. (a)(b)	2,111	996
Trecora Resources (a)	399	4,409
Tredegar Corp.	521	8,935
Trinseo SA	579	38,446
Tronox Ltd., Class A	1,364	22,520
Valhi, Inc.	605	2,009
Valspar Corp.	1,668	187,550
Valvoline, Inc. (b)	708	15,753
Westlake Chemical Corp.	810	50,422
WR Grace & Co.	1,501	104,650

		2,552,263
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	1,189	51,353
ACCO Brands Corp. (a)	2,262	32,234
Advanced Disposal Services, Inc. (a)	527	12,532
Aqua Metals, Inc. (a)(b)	269	4,439
ARC Document Solutions, Inc. (a)	659	2,425
Brink’s Co.	955	58,637
Casella Waste Systems, Inc., Class A (a)	796	11,980
Ceco Environmental Corp.	608	6,864
Clean Harbors, Inc. (a)	1,112	64,618
Copart, Inc. (a)	4,159	128,513
Covanta Holding Corp.	2,467	35,895
Deluxe Corp.	1,052	75,649
Encore Capital Group, Inc. (a)	223	7,437
Ennis, Inc.	547	9,627
Essendant, Inc.	793	13,243
Healthcare Services Group, Inc.	1,491	68,452
Heritage-Crystal Clean, Inc. (a)	194	2,920
Herman Miller, Inc.	1,255	41,540
HNI Corp.	954	44,609
InnerWorkings, Inc. (a)	789	8,356
Interface, Inc.	1,355	26,965
Iron Mountain, Inc.	5,539	192,536
KAR Auction Services, Inc.	2,943	128,374
Kimball International, Inc., Class B	716	12,723
Knoll, Inc.	1,004	24,056
LSC Communications, Inc.	551	14,254
McGrath RentCorp	480	16,709
Mobile Mini, Inc.	947	27,179
MSA Safety, Inc.	662	51,537
Multi-Color Corp.	299	22,963
Pitney Bowes, Inc.	4,042	53,718
Quad/Graphics, Inc.	624	16,386
Rollins, Inc.	2,035	79,019
RR Donnelley & Sons Co.	1,506	18,930
Steelcase, Inc., Class A	1,820	31,031
Sykes Enterprises, Inc. (a)	852	25,398
Team, Inc. (a)	612	16,463

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc.	1,218	$53,531
TRC Cos., Inc. (a)	449	7,858
U.S. Ecology, Inc.	452	21,312
UniFirst Corp.	322	44,822
Viad Corp.	440	19,888
VSE Corp.	185	7,890
West Corp.	938	25,035

		1,619,900
Communications Equipment — 1.3%
ADTRAN, Inc.	1,037	20,740
Aerohive Networks, Inc. (a)	464	1,796
Applied Optoelectronics, Inc. (a)	371	18,324
Arista Networks, Inc. (a)	827	115,482
ARRIS International PLC (a)	4,018	104,428
Bel Fuse, Inc., Class B	197	4,767
Black Box Corp.	212	2,099
Brocade Communications Systems, Inc.	8,526	107,172
CalAmp Corp. (a)	765	13,724
Calix, Inc. (a)	818	5,481
Ciena Corp. (a)	2,917	66,828
Clearfield, Inc. (a)	168	2,377
CommScope Holding Co., Inc. (a)	2,722	114,433
Comtech Telecommunications Corp.	441	6,178
Digi International, Inc. (a)	638	7,911
EchoStar Corp., Class A (a)	979	56,351
Emcore Corp.	178	1,602
Extreme Networks, Inc. (a)	2,137	16,701
Finisar Corp. (a)	2,280	52,075
Harmonic, Inc. (a)	1,441	8,358
Infinera Corp. (a)	2,991	29,671
InterDigital, Inc.	738	66,346
KVH Industries, Inc. (a)	273	2,184
Loral Space & Communications, Inc. (a)	283	10,853
Lumentum Holdings, Inc. (a)	1,068	45,657
NETGEAR, Inc. (a)	685	32,298
Numerex Corp., Class A (a)	184	828
Oclaro, Inc. (a)	2,316	18,551
Plantronics, Inc.	704	38,438
Quantenna Communications, Inc. (a)	108	1,987
ShoreTel, Inc. (a)	1,591	10,421
Silicom, Ltd.	118	6,399
Sonus Networks, Inc. (a)	1,059	8,133
Ubiquiti Networks, Inc. (a)	549	28,285
ViaSat, Inc. (a)	1,092	69,921
Viavi Solutions, Inc. (a)	4,992	49,920

		1,146,719
Construction & Engineering — 1.0%
AECOM (a)	3,255	111,354

BLACKROCK FUNDS	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Construction & Engineering (continued)
Aegion Corp. (a)	741	$16,910
Argan, Inc.	275	18,384
Chicago Bridge & Iron Co. NV	2,230	67,078
Comfort Systems USA, Inc.	789	28,956
Dycom Industries, Inc. (a)	647	68,362
EMCOR Group, Inc.	1,284	84,410
Granite Construction, Inc.	841	44,329
Great Lakes Dredge & Dock Corp. (a)	1,326	6,033
HC2 Holdings, Inc. (a)	993	5,799
IES Holdings, Inc. (a)	144	2,880
Jacobs Engineering Group, Inc.	2,549	139,991
KBR, Inc.	3,072	43,162
Layne Christensen Co. (a)	293	2,335
MasTec, Inc. (a)	1,403	61,943
MYR Group, Inc. (a)	313	13,227
NV5 Global Inc. (a)	130	5,031
Orion Group Holdings, Inc. (a)	592	4,470
Primoris Services Corp.	864	19,846
Quanta Services, Inc. (a)	3,070	108,801
Tutor Perini Corp. (a)	813	25,081

		878,382
Construction Materials — 0.2%
Eagle Materials, Inc.	994	95,394
Forterra, Inc. (a)	400	7,696
Headwaters, Inc. (a)	1,545	36,709
Summit Materials, Inc., Class A (a)	2,272	58,300
United States Lime & Minerals, Inc.	34	2,690
US Concrete, Inc. (a)	297	18,414

		219,203
Consumer Discretionary — 0.1%
Acushnet Holdings Corp.	423	7,724
American Outdoor Brands Corp. (a)	1,147	25,406
At Home Group, Inc. (a)	171	2,994
Camping World Holdings, Inc., Class A	233	7,204
SP Plus Corp. (a)	362	12,471

		55,799
Consumer Finance — 0.5%
Credit Acceptance Corp. (a)(b)	179	36,382
Enova International, Inc. (a)	672	9,542
Ezcorp, Inc., Class A (a)	1,124	10,172
Green Dot Corp., Class A (a)	920	31,547
Navient Corp.	6,133	93,221
Nelnet, Inc., Class A	457	20,569
OneMain Holdings, Inc. (a)	1,155	26,935
PRA Group, Inc. (a)	994	32,007
Regional Management Corp. (a)	194	3,847
Santander Consumer USA Holdings, Inc. (a)	2,328	29,659
SLM Corp. (a)	9,104	114,164

Common Stocks	Shares	Value
Consumer Finance (continued)
World Acceptance Corp. (a)	121	$6,401

		414,446
Containers & Packaging — 1.6%
Aptargroup, Inc.	1,320	105,996
Avery Dennison Corp.	1,894	157,600
Bemis Co., Inc.	2,009	90,264
Berry Plastics Group, Inc. (a)	2,679	133,950
Crown Holdings, Inc. (a)	2,859	160,361
Graphic Packaging Holding Co.	6,814	92,534
Greif, Inc., Class A	553	32,417
Greif, Inc., Class B	116	7,813
Multi Packaging Solutions International Ltd. (a)	451	8,095
Myers Industries, Inc.	435	7,091
Owens-Illinois, Inc. (a)	3,440	75,061
Packaging Corp. of America	1,986	196,177
Sealed Air Corp.	4,180	184,004
Silgan Holdings, Inc.	789	47,829
Sonoco Products Co.	2,113	110,531
UFP Technologies, Inc. (a)	109	2,910

		1,412,633
Distributors — 0.2%
Core-Mark Holding Co., Inc.	987	34,565
Pool Corp.	855	102,275
Weyco Group, Inc.	103	2,880

		139,720
Diversified Consumer Services — 1.0%
2U, Inc. (a)	777	35,276
American Public Education, Inc. (a)	292	6,453
Ascent Capital Group, Inc., Class A (a)	133	1,704
Bridgepoint Education, Inc. (a)	291	3,550
Bright Horizons Family Solutions, Inc. (a)	929	70,715
Capella Education Co.	235	22,396
Career Education Corp. (a)	1,445	14,667
Carriage Services, Inc.	319	8,725
Collectors Universe, Inc.	114	3,113
DeVry Education Group, Inc.	1,333	50,454
Graham Holdings Co., Class B	94	56,560
Grand Canyon Education, Inc. (a)	950	71,402
H&R Block, Inc.	4,438	110,018
Hillenbrand, Inc.	1,253	46,236
Houghton Mifflin Harcourt Co. (a)	2,662	30,613
K12, Inc. (a)	704	13,270
Laureate Education, Inc., Class A (a)	733	10,123
Liberty Tax, Inc.	144	2,023
Matthews International Corp., Class A	678	46,477
Regis Corp. (a)	806	8,793

8	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Diversified Consumer Services (continued)
Service Corp. International	3,976	$128,107
ServiceMaster Global Holdings, Inc. (a)	2,885	109,918
Sotheby’s (a)	1,057	50,060
Strayer Education, Inc.	226	19,596
Weight Watchers International, Inc. (a)	576	12,027

		932,276
Diversified Financial Services — 0.8%
CBOE Holdings, Inc.	2,174	179,159
FactSet Research Systems, Inc.	854	139,424
FNFV Group (a)	1,710	23,427
MarketAxess Holdings, Inc.	787	151,513
Marlin Business Services Corp.	148	3,767
Morningstar, Inc.	391	28,594
MSCI, Inc.	1,836	184,188
NewStar Financial, Inc.	461	4,951
On Deck Capital, Inc. (a)	1,068	5,073
PHH Corp. (a)	1,134	14,629
PICO Holdings, Inc. (a)	400	6,440
Tiptree, Inc., Class A	1,130	7,966

		749,131
Diversified Telecommunication Services — 0.5%
8x8, Inc. (a)	1,882	27,383
ATN International, Inc.	220	15,222
Cincinnati Bell, Inc. (a)	910	17,153
Cogent Communications Holdings, Inc.	877	39,465
Consolidated Communications Holdings, Inc.	1,049	24,830
Fairpoint Communications, Inc. (a)	412	7,025
Frontier Communications Corp. (b)	25,131	47,246
General Communication, Inc., Class A (a)	574	21,491
Globalstar, Inc. (a)	8,312	15,876
Hawaiian Telcom Holdco, Inc. (a)	118	3,003
IDT Corp., Class B	309	4,694
Intelsat SA (a)	1,006	2,968
Iridium Communications, Inc. (a)	1,778	18,847
Lumos Networks Corp. (a)	422	7,558
ORBCOMM, Inc. (a)	1,382	13,322
pdvWireless, Inc. (a)	205	5,258
Straight Path Communications, Inc., Class B (a)	201	25,901
Vonage Holdings Corp. (a)	4,069	27,303
Windstream Holdings, Inc.	3,839	21,191
Zayo Group Holdings, Inc. (a)	3,472	121,763

		467,499
Electric Utilities — 1.3%
ALLETE, Inc.	1,052	73,545
El Paso Electric Co.	865	44,634

Common Stocks	Shares	Value
Electric Utilities (continued)
Great Plains Energy, Inc.	4,606	$136,292
Hawaiian Electric Industries, Inc.	2,294	76,895
IDACORP, Inc.	1,069	90,352
MGE Energy, Inc.	740	47,582
OGE Energy Corp.	4,242	147,537
Otter Tail Corp.	806	31,837
Pinnacle West Capital Corp.	2,355	200,387
PNM Resources, Inc.	1,709	63,660
Portland General Electric Co.	1,904	86,328
Spark Energy, Inc., Class A (b)	108	3,877
Unitil Corp.	298	14,432
Westar Energy, Inc.	3,010	156,610

		1,173,968
Electrical Equipment — 0.7%
Allied Motion Technologies, Inc.	123	2,785
American Superconductor Corp. (a)	219	1,141
Atkore International Group, Inc. (a)	272	7,143
AZZ, Inc.	555	32,773
Babcock & Wilcox Enterprises, Inc. (a)	909	8,517
Brady Corp., Class A	977	38,054
Encore Wire Corp.	434	19,183
Energous Corp. (a)(b)	272	3,433
EnerSys	925	76,877
Franklin Electric Co., Inc.	988	40,607
FuelCell Energy, Inc. (a)	171	197
Generac Holdings, Inc. (a)	1,318	46,354
General Cable Corp.	1,040	18,720
Hubbell, Inc.	1,172	132,588
II-VI, Inc. (a)	1,260	41,769
LSI Industries, Inc.	509	4,617
Plug Power, Inc. (a)(b)	3,902	8,740
Powell Industries, Inc.	184	6,346
Preformed Line Products Co.	33	1,747
Regal-Beloit Corp.	958	75,538
Sunrun, Inc. (a)	1,233	6,522
Thermon Group Holdings, Inc. (a)	695	14,247
TPI Composites, Inc. (a)	128	2,515
Vicor Corp. (a)	330	5,940

		596,353
Electronic Equipment, Instruments & Components — 3.0%
Agilysys, Inc. (a)	267	2,643
Anixter International, Inc. (a)	620	50,561
Arrow Electronics, Inc. (a)	1,940	136,770
Avnet, Inc.	2,743	106,127
AVX Corp.	971	16,420
Badger Meter, Inc.	594	23,611
Belden, Inc.	893	62,242
Benchmark Electronics, Inc. (a)	1,061	33,634
CDW Corp.	3,452	203,979
Cognex Corp.	1,723	147,041
Coherent, Inc. (a)	510	109,956

BLACKROCK FUNDS	APRIL 30, 2017	9

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Control4 Corp. (a)	391	$6,608
CTS Corp.	651	14,387
Daktronics, Inc.	708	6,698
Dolby Laboratories, Inc., Class A	1,096	57,792
Electro Scientific Industries, Inc. (a)	512	3,574
Fabrinet (a)	743	25,760
FARO Technologies, Inc. (a)	355	13,011
Fitbit, Inc., Series A (a)	2,655	15,187
FLIR Systems, Inc.	2,911	106,921
Insight Enterprises, Inc. (a)	781	32,880
InvenSense, Inc. (a)	1,713	22,029
IPG Photonics Corp. (a)	750	94,740
Itron, Inc. (a)	708	45,914
Jabil Circuit, Inc.	3,990	115,790
Keysight Technologies, Inc. (a)	3,938	147,399
Kimball Electronics, Inc. (a)	529	9,125
Knowles Corp. (a)	1,888	33,474
Littelfuse, Inc.	467	71,988
Maxwell Technologies, Inc. (a)	557	3,398
Mercury Systems, Inc. (a)	987	36,894
Mesa Laboratories, Inc.	66	9,228
Methode Electronics, Inc.	777	34,615
MTS Systems Corp.	344	15,979
National Instruments Corp.	2,207	77,046
Novanta, Inc. (a)	644	18,064
OSI Systems, Inc. (a)	373	28,870
Park Electrochemical Corp.	401	6,945
PC Connection, Inc.	235	6,754
Plexus Corp. (a)	710	36,913
Radisys Corp. (a)	655	2,627
Rogers Corp. (a)	382	39,323
Sanmina Corp. (a)	1,560	58,110
ScanSource, Inc. (a)	542	21,409
SYNNEX Corp.	620	67,227
Tech Data Corp. (a)	744	71,164
Trimble, Inc. (a)	5,350	189,550
TTM Technologies, Inc. (a)	1,537	25,714
Universal Display Corp.	876	78,271
Vishay Intertechnology, Inc.	2,913	47,627
Vishay Precision Group, Inc. (a)	176	3,027
Zebra Technologies Corp., Class A (a)	1,101	103,791

		2,698,807
Energy Equipment & Services — 1.1%
Archrock, Inc.	1,411	16,650
Atwood Oceanics, Inc. (a)	1,637	12,818
Bristow Group, Inc.	719	9,613
CARBO Ceramics, Inc. (a)	429	2,947
Dawson Geophysical Co. (a)	464	2,334
Diamond Offshore Drilling, Inc. (a)	1,376	19,842
Dril-Quip, Inc. (a)	807	41,601
Ensco PLC, Class A	6,517	51,419
Era Group, Inc. (a)	360	4,576

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Exterran Corp. (a)	646	$17,681
Fairmount Santrol Holdings, Inc. (a)	1,724	8,896
Forum Energy Technologies, Inc. (a)	1,322	22,342
Frank’s International NV	761	6,925
Geospace Technologies Corp. (a)	247	4,085
Helix Energy Solutions Group, Inc. (a)	2,876	17,601
Hornbeck Offshore Services, Inc. (a)	657	2,240
Independence Contract Drilling, Inc. (a)	549	2,531
Keane Group, Inc. (a)	612	8,458
Mammoth Energy Services, Inc. (a)	97	1,872
Matrix Service Co. (a)	572	6,721
McDermott International, Inc. (a)	5,161	33,753
Nabors Industries Ltd.	5,886	60,861
Natural Gas Services Group, Inc. (a)	291	7,974
Newpark Resources, Inc. (a)	1,753	13,411
Noble Corp. PLC	5,216	25,037
Oceaneering International, Inc.	2,098	55,366
Oil States International, Inc. (a)	1,090	32,428
Parker Drilling Co. (a)	2,983	4,922
Patterson-UTI Energy, Inc.	3,467	75,043
PHI, Inc. (a)	199	2,334
Pioneer Energy Services Corp. (a)	1,368	4,172
RigNet, Inc. (a)	232	4,547
Rowan Cos. PLC, Class A (a)	2,712	38,158
RPC, Inc.	1,202	21,840
SEACOR Holdings, Inc. (a)	339	22,259
Seadrill Ltd. (a)(b)	7,850	5,415
Smart Sand, Inc. (a)	180	2,192
Superior Energy Services, Inc. (a)	3,226	38,970
Tesco Corp. (a)	1,077	7,054
TETRA Technologies, Inc. (a)	2,422	8,065
Tidewater, Inc. (a)	564	494
Transocean Ltd. (a)	7,400	81,622
Unit Corp. (a)	1,101	23,661
Weatherford International PLC (a)	20,815	120,103
Willbros Group, Inc. (a)	832	2,288

		953,121
Equity Real Estate Investment Trusts (REITs) — 0.1%
Clipper Realty, Inc.	127	1,397
Global Net Lease, Inc.	1,439	34,003
Invitation Homes, Inc. (a)	1,954	42,109
MedEquities Realty Trust, Inc.	332	3,924

		81,433
Food & Staples Retailing — 0.6%
Andersons, Inc.	585	21,850
Casey’s General Stores, Inc.	821	92,009

10	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Food & Staples Retailing (continued)
Chefs’ Warehouse, Inc. (a)	426	$5,815
Diplomat Pharmacy, Inc. (a)	980	15,288
Ingles Markets, Inc., Class A	294	13,730
Natural Grocers by Vitamin Cottage, Inc. (a)	158	1,728
Performance Food Group Co. (a)	833	20,742
PriceSmart, Inc.	433	37,649
Rite Aid Corp. (a)	21,959	87,836
Smart & Final Stores, Inc. (a)	418	4,932
SpartanNash Co.	800	29,440
Sprouts Farmers Market, Inc. (a)	2,802	62,513
SUPERVALU, Inc. (a)	5,756	23,600
U.S. Foods Holding Corp. (a)	977	27,551
United Natural Foods, Inc. (a)	1,069	44,396
Village Super Market, Inc., Class A	136	3,589
Weis Markets, Inc.	196	11,331

		503,999
Food Products — 1.4%
AdvancePierre Foods Holdings, Inc.	465	18,888
Alico, Inc.	65	1,947
Amplify Snack Brands, Inc. (a)	568	5,112
B&G Foods, Inc.	1,397	58,674
Blue Buffalo Pet Products, Inc. (a)	1,281	31,577
Cal-Maine Foods, Inc. (a)(b)	674	25,443
Calavo Growers, Inc.	331	21,714
Darling Ingredients, Inc. (a)	3,519	53,242
Dean Foods Co.	1,983	39,144
Farmer Bros Co. (a)	213	7,562
Flowers Foods, Inc.	3,693	72,420
Fresh Del Monte Produce, Inc.	698	42,787
Freshpet, Inc. (a)	500	5,875
Hain Celestial Group, Inc. (a)	2,175	80,453
Ingredion, Inc.	1,529	189,321
Inventure Foods, Inc. (a)	329	1,217
J&J Snack Foods Corp.	320	43,066
John B Sanfilippo & Son, Inc.	176	12,936
Lancaster Colony Corp.	399	50,234
Limoneira Co.	257	5,315
Omega Protein Corp.	471	9,491
Pilgrim’s Pride Corp.	1,275	33,099
Pinnacle Foods, Inc.	2,462	143,165
Post Holdings, Inc. (a)	1,370	115,340
Sanderson Farms, Inc.	429	49,670
Seneca Foods Corp., Class A (a)	140	5,208
Snyders-Lance, Inc.	1,715	60,471
Tootsie Roll Industries, Inc.	392	14,641
TreeHouse Foods, Inc. (a)	1,170	102,492

		1,300,504
Gas Utilities — 1.1%
Atmos Energy Corp.	2,147	173,950
Chesapeake Utilities Corp.	331	24,262
Delta Natural Gas Co., Inc.	196	5,939

Common Stocks	Shares	Value
Gas Utilities (continued)
National Fuel Gas Co.	1,593	$88,220
New Jersey Resources Corp.	1,818	73,356
Northwest Natural Gas Co.	576	34,330
ONE Gas, Inc.	1,102	75,851
South Jersey Industries, Inc.	1,693	63,521
Southwest Gas Holdings, Inc.	1,001	83,844
Spire, Inc.	948	64,985
UGI Corp.	3,657	183,435
WGL Holdings, Inc.	1,067	87,985

		959,678
Health Care Equipment & Supplies — 3.5%
Abaxis, Inc.	474	21,344
ABIOMED, Inc. (a)	844	109,990
Accuray, Inc. (a)	1,954	8,891
Alere, Inc. (a)	1,848	90,866
Align Technology, Inc. (a)	1,535	206,642
Analogic Corp.	272	19,543
AngioDynamics, Inc. (a)	592	9,188
Anika Therapeutics, Inc. (a)	299	13,793
AtriCure, Inc. (a)	681	13,960
Atrion Corp.	29	14,996
Avinger, Inc. (a)(b)	446	251
AxoGen, Inc. (a)	539	6,576
Cantel Medical Corp.	761	56,626
Cardiovascular Systems, Inc. (a)	660	19,714
Cerus Corp. (a)	1,981	8,617
ConforMIS, Inc. (a)	592	3,327
CONMED Corp.	595	29,250
Cooper Cos., Inc.	1,012	202,734
Corindus Vascular Robotics, Inc. (a)(b)	1,382	1,741
CryoLife, Inc. (a)	679	12,324
Cutera, Inc. (a)	194	3,793
DexCom, Inc. (a)	1,748	136,274
Endologix, Inc. (a)	1,673	12,531
Entellus Medical, Inc. (a)	145	2,062
Exactech, Inc. (a)	201	5,960
GenMark Diagnostics, Inc. (a)	1,004	12,871
Glaukos Corp. (a)	337	16,018
Globus Medical, Inc., Class A (a)	1,498	45,434
Haemonetics Corp. (a)	1,094	45,817
Halyard Health, Inc. (a)	1,007	39,776
Hill-Rom Holdings, Inc.	1,397	105,669
Hologic, Inc. (a)	5,938	268,101
ICU Medical, Inc. (a)	312	47,986
IDEXX Laboratories, Inc. (a)	1,886	316,339
Inogen, Inc. (a)	347	28,763
Insulet Corp. (a)	1,224	53,134
Integra LifeSciences Holdings Corp. (a)	1,287	59,163
Invacare Corp.	660	9,702
InVivo Therapeutics Holdings Corp. (a)(b)	626	2,379

BLACKROCK FUNDS	APRIL 30, 2017	11

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
iRhythm Technologies, Inc. (a)	155	$5,470
IRIDEX Corp. (a)	90	1,026
K2M Group Holdings, Inc. (a)	538	11,917
LeMaitre Vascular, Inc.	281	8,360
Masimo Corp. (a)	908	93,288
Meridian Bioscience, Inc.	883	13,068
Merit Medical Systems, Inc. (a)	1,009	34,003
Natus Medical, Inc. (a)	698	24,430
Neogen Corp. (a)	777	48,430
Nevro Corp. (a)	509	47,958
Novocure Ltd. (a)	1,010	11,413
NuVasive, Inc. (a)	1,051	76,208
NxStage Medical, Inc. (a)	1,354	40,471
Ocular Therapeutix, Inc. (a)(b)	339	3,376
OraSure Technologies, Inc. (a)	1,139	14,932
Orthofix International NV (a)	372	14,713
Oxford Immunotec Global PLC (a)	477	7,341
Quidel Corp. (a)	566	13,680
ResMed, Inc.	2,964	201,522
Rockwell Medical, Inc. (a)(b)	978	8,411
RTI Surgical, Inc. (a)	1,125	4,556
Senseonics Holdings, Inc. (a)	343	580
Spectranetics Corp. (a)	911	26,055
STAAR Surgical Co. (a)	963	10,015
SurModics, Inc. (a)	291	6,649
Tactile Systems Technology, Inc. (a)	109	2,055
Tandem Diabetes Care, Inc. (a)	128	122
Teleflex, Inc.	930	192,408
TransEnterix, Inc. (a)	752	489
Utah Medical Products, Inc.	77	4,820
Veracyte, Inc. (a)	229	1,940
ViewRay, Inc. (a)	197	1,359
West Pharmaceutical Services, Inc.	1,529	140,714
Wright Medical Group NV (a)	2,186	66,432

		3,200,356
Health Care Providers & Services — 1.9%
AAC Holdings, Inc. (a)	267	1,912
Acadia Healthcare Co., Inc. (a)	1,551	67,593
Addus HomeCare Corp. (a)	160	5,432
Almost Family, Inc. (a)	224	11,122
Amedisys, Inc. (a)	589	31,924
American Renal Associates Holdings, Inc. (a)	137	2,358
AMN Healthcare Services, Inc. (a)	1,006	41,095
BioScrip, Inc. (a)	1,492	2,268
BioTelemetry, Inc. (a)	571	18,786
Brookdale Senior Living, Inc. (a)	3,948	51,284
Capital Senior Living Corp. (a)	672	9,388
Chemed Corp.	340	68,469
Civitas Solutions, Inc. (a)	275	4,895
Community Health Systems, Inc. (a)	2,320	19,975

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Corvel Corp. (a)	195	$8,677
Cross Country Healthcare, Inc. (a)	756	10,561
Ensign Group, Inc.	975	17,501
Envision Healthcare Corp. (a)	2,466	138,170
Genesis Healthcare, Inc. (a)	519	1,256
HealthEquity, Inc. (a)	913	41,560
HealthSouth Corp.	1,869	87,656
HMS Holdings Corp. (a)	1,816	37,173
Integer Holdings Corp. (a)	660	24,255
Kindred Healthcare, Inc.	1,757	16,867
Landauer, Inc.	180	9,468
LHC Group, Inc. (a)	308	16,663
LifePoint Health, Inc. (a)	798	49,596
Magellan Health, Inc. (a)	497	34,194
MEDNAX, Inc. (a)	1,944	117,340
Molina Healthcare, Inc. (a)	927	46,155
National Healthcare Corp.	230	17,117
National Research Corp.	200	4,960
Nobilis Health Corp. (a)	1,073	1,341
Owens & Minor, Inc.	1,361	47,159
Patterson Cos., Inc.	1,797	79,949
Penumbra, Inc. (a)	588	50,245
PharMerica Corp. (a)	619	14,608
Premier, Inc., Class A (a)	976	32,989
Providence Service Corp. (a)	235	10,340
Quorum Health Corp. (a)	580	2,477
RadNet, Inc. (a)	664	4,017
Select Medical Holdings Corp. (a)	2,276	31,295
Surgery Partners, Inc. (a)	455	7,826
Teladoc, Inc. (a)	488	12,102
Tenet Healthcare Corp. (a)	1,740	27,266
Tivity Health, Inc. (a)	659	22,142
Triple-S Management Corp., Class B (a)	564	10,208
U.S. Physical Therapy, Inc.	246	16,138
VCA, Inc. (a)	1,653	151,365
WellCare Health Plans, Inc. (a)	969	148,654

		1,685,791
Health Care Technology — 0.4%
athenahealth, Inc. (a)	828	81,152
Castlight Health, Inc., Class B (a)	628	2,418
Computer Programs & Systems, Inc.	224	6,149
Cotiviti Holdings, Inc. (a)	285	11,910
Evolent Health, Inc., Class A (a)	315	7,324
HealthStream, Inc. (a)	543	15,090
Inovalon Holdings, Inc., Class A (a)	1,272	15,582
Medidata Solutions, Inc. (a)	1,163	76,095
NantHealth, Inc. (a)	95	295
Omnicell, Inc. (a)	758	31,381
Quality Systems, Inc. (a)	1,074	15,315
Tabula Rasa HealthCare, Inc. (a)	93	1,254
Veeva Systems, Inc., Class A (a)	2,043	109,546

12	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Health Care Technology (continued)
Vocera Communications, Inc. (a)	503	$12,756

		386,267
Hotels, Restaurants & Leisure — 2.7%
Aramark	5,167	188,699
Belmond Ltd., Class A (a)	1,789	22,184
Biglari Holdings, Inc. (a)	24	10,239
BJ’s Restaurants, Inc. (a)	460	20,746
Bloomin’ Brands, Inc.	2,236	48,499
Bob Evans Farms, Inc.	425	28,364
Bojangles’, Inc. (a)	165	3,622
Boyd Gaming Corp. (a)	1,764	40,007
Brinker International, Inc.	1,071	47,327
Buffalo Wild Wings, Inc. (a)	311	48,998
Caesars Acquisition Co., Class A (a)	1,005	17,537
Caesars Entertainment Corp. (a)	1,181	13,109
Carrols Restaurant Group, Inc. (a)	734	10,276
Century Casinos, Inc. (a)	411	3,383
Cheesecake Factory, Inc.	970	62,235
Choice Hotels International, Inc.	711	44,580
Churchill Downs, Inc.	287	47,872
Chuy’s Holdings, Inc. (a)	351	10,460
ClubCorp Holdings, Inc.	1,295	17,418
Cracker Barrel Old Country Store, Inc.	408	65,357
Dave & Buster’s Entertainment, Inc. (a)	806	51,592
Del Frisco’s Restaurant Group, Inc. (a)	450	7,740
Del Taco Restaurants, Inc. (a)	510	6,706
Denny’s Corp. (a)	1,462	18,567
DineEquity, Inc.	381	21,542
Domino’s Pizza, Inc.	1,062	192,636
Dunkin’ Brands Group, Inc.	1,953	109,095
El Pollo Loco Holdings, Inc. (a)	384	4,819
Eldorado Resorts, Inc. (a)	573	10,959
Empire Resorts, Inc. (a)	81	2,025
Extended Stay America, Inc.	1,581	27,573
Fiesta Restaurant Group, Inc. (a)	557	13,563
Fogo De Chao, Inc. (a)	126	2,136
Golden Entertainment, Inc.	211	2,962
Habit Restaurants, Inc., Class A (a)	315	5,953
Hyatt Hotels Corp., Class A (a)	718	39,849
ILG, Inc.	2,398	57,816
International Game Technology PLC	2,009	44,600
International Speedway Corp., Class A	382	14,172
Intrawest Resorts Holdings, Inc. (a)	344	8,112
Isle of Capri Casinos, Inc. (a)	609	14,044
J Alexander’s Holdings, Inc. (a)	266	2,926
Jack in the Box, Inc.	693	70,665
Jamba, Inc. (a)	221	1,883
Kona Grill, Inc. (a)	137	781

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
La Quinta Holdings, Inc. (a)	1,824	$25,737
Lindblad Expeditions Holdings, Inc. (a)	281	2,669
Luby’s, Inc. (a)	415	1,220
Marcus Corp.	375	12,675
Marriott Vacations Worldwide Corp.	475	52,335
Monarch Casino & Resort, Inc. (a)	188	5,540
Nathan’s Famous, Inc. (a)	50	3,410
Noodles & Co. (a)	309	1,808
Panera Bread Co., Class A (a)	476	148,836
Papa John’s International, Inc.	578	45,697
Penn National Gaming, Inc. (a)	1,533	28,330
Pinnacle Entertainment, Inc. (a)	1,151	23,676
Planet Fitness, Inc., Class A	571	11,877
Potbelly Corp. (a)	435	6,068
Red Lion Hotels Corp. (a)	209	1,358
Red Robin Gourmet Burgers, Inc. (a)	273	16,039
Red Rock Resorts, Inc., Class A	655	15,314
Ruby Tuesday, Inc. (a)	1,089	2,777
Ruth’s Hospitality Group, Inc.	623	12,398
Scientific Games Corp., Class A (a)	1,072	25,460
SeaWorld Entertainment, Inc.	1,397	24,489
Shake Shack, Inc., Class A (a)	339	11,506
Six Flags Entertainment Corp.	1,504	94,165
Sonic Corp.	890	23,923
Speedway Motorsports, Inc.	288	5,198
Texas Roadhouse, Inc.	1,412	66,195
Vail Resorts, Inc.	824	162,872
Wendy’s Co.	4,169	61,451
Wingstop, Inc.	299	8,800
Zoe’s Kitchen, Inc. (a)	364	6,570

		2,392,021
Household Durables — 1.7%
Bassett Furniture Industries, Inc.	238	7,152
Beazer Homes USA, Inc. (a)	621	7,707
CalAtlantic Group, Inc.	1,604	58,097
Cavco Industries, Inc. (a)	180	21,375
Century Communities, Inc. (a)	378	10,319
CSS Industries, Inc.	147	3,875
Ethan Allen Interiors, Inc.	500	14,900
Flexsteel Industries, Inc.	150	7,968
GoPro, Inc., Class A (a)(b)	2,108	17,391
Green Brick Partners, Inc. (a)	517	5,325
Helen of Troy Ltd. (a)	595	55,930
Hooker Furniture Corp.	231	10,037
Hovnanian Enterprises, Inc., Class A (a)	2,312	5,410
Installed Building Products, Inc. (a)	418	22,300
iRobot Corp. (a)	564	44,973
KB Home	1,794	36,956
La-Z-Boy, Inc.	1,036	28,904
Leggett & Platt, Inc.	2,808	147,532

BLACKROCK FUNDS	APRIL 30, 2017	13

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Household Durables (continued)
Lennar Corp., Class A	3,861	$194,981
Lennar Corp., Class B	198	8,437
LGI Homes, Inc. (a)	327	10,408
Libbey, Inc.	416	4,368
Lifetime Brands, Inc.	182	3,494
M/I Homes, Inc. (a)	526	14,286
MDC Holdings, Inc.	899	27,878
Meritage Homes Corp. (a)	824	32,095
NACCO Industries, Inc., Class A	85	7,195
New Home Co., Inc. (a)	238	2,775
NVR, Inc. (a)	74	156,233
PulteGroup, Inc.	6,747	152,955
Taylor Morrison Home Corp., Class A (a)	869	20,074
Tempur Sealy International, Inc. (a)	1,006	47,232
Toll Brothers, Inc.	3,298	118,695
TopBuild Corp. (a)	817	41,822
TRI Pointe Group, Inc. (a)	3,195	39,778
Tupperware Brands Corp.	1,065	76,478
UCP, Inc., Class A (a)	159	1,821
Universal Electronics, Inc. (a)	284	19,681
William Lyon Homes, Class A (a)	521	11,462
ZAGG, Inc. (a)	434	3,081

		1,501,380
Household Products — 0.3%
Central Garden & Pet Co. (a)	223	8,430
Central Garden & Pet Co., Class A (a)	705	24,837
Energizer Holdings, Inc.	1,301	77,058
HRG Group, Inc. (a)	2,506	50,145
Oil-Dri Corp. of America	78	3,174
Orchids Paper Products Co. (b)	173	4,213
Spectrum Brands Holdings, Inc.	521	74,883
WD-40 Co.	293	30,721

		273,461
Independent Power and Renewable Electricity Producers — 0.4%
Atlantic Power Corp. (a)	2,207	5,517
Atlantica Yield PLC	1,257	26,196
Calpine Corp. (a)	7,718	78,724
Dynegy, Inc. (a)	2,449	15,723
Genie Energy Ltd., Class B	286	2,274
NRG Energy, Inc.	6,728	113,703
NRG Yield, Inc., Class A	831	14,409
NRG Yield, Inc., Class C	1,269	22,461
Ormat Technologies, Inc.	830	49,020
Pattern Energy Group, Inc.	1,399	30,806
TerraForm Global, Inc., Class A	1,726	8,198
TerraForm Power, Inc., Class A (a)	1,840	23,166
Vivint Solar, Inc. (a)(b)	597	1,791

		391,988

Common Stocks	Shares	Value
Industrial Conglomerates — 0.3%
BWX Technologies, Inc.	1,986	$97,652
Carlisle Cos., Inc.	1,332	135,052
Raven Industries, Inc.	760	23,560
Seaboard Corp.	6	25,404
Standex International Corp.	271	25,460

		307,128
Insurance — 4.1%
Alleghany Corp. (a)	160	97,712
Allied World Assurance Co. Holdings AG	1,942	103,101
Ambac Financial Group, Inc. (a)	64	1,244
American Equity Investment Life Holding Co.	254	6,025
American Financial Group, Inc.	1,498	145,770
American National Insurance Co.	191	22,332
AMERISAFE, Inc.	443	25,495
AmTrust Financial Services, Inc.	2,149	34,491
Arch Capital Group Ltd. (a)	2,482	240,680
Argo Group International Holdings Ltd.	674	44,450
Arthur J Gallagher & Co.	3,748	209,176
Aspen Insurance Holdings Ltd.	1,360	71,196
Assurant, Inc.	1,254	120,685
Assured Guaranty Ltd.	2,745	104,667
Atlas Financial Holdings, Inc. (a)	573	7,420
Axis Capital Holdings Ltd.	1,873	123,431
Baldwin & Lyons, Inc., Class B	370	9,065
Blue Capital Reinsurance Holdings Ltd.	353	6,672
Brown & Brown, Inc.	2,497	107,121
Citizens, Inc. (a)	1,506	10,617
CNO Financial Group, Inc.	2,684	56,552
Crawford & Co., Class B	244	2,662
Donegal Group, Inc., Class A	446	7,430
eHealth, Inc. (a)	498	7,062
EMC Insurance Group, Inc.	333	9,550
Employers Holdings, Inc.	790	31,600
Enstar Group Ltd. (a)	263	51,232
Erie Indemnity Co., Class A	526	65,129
Everest Re Group Ltd.	519	130,637
FBL Financial Group, Inc., Class A	266	17,689
Federated National Holding Co.	541	8,699
Fidelity & Guaranty Life	448	12,746
First American Financial Corp.	2,368	102,795
Genworth Financial, Inc., Class A (a)	7,141	28,850
Global Indemnity, Ltd. (a)	261	10,584
Greenlight Capital Re Ltd., Class A (a)	826	17,800
Hallmark Financial Services, Inc. (a)	720	7,567
Hanover Insurance Group, Inc.	948	83,680
HCI Group, Inc.	88	4,197

14	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Insurance (continued)
Heritage Insurance Holdings, Inc.	926	$11,205
Hilltop Holdings, Inc.	1,620	45,052
Horace Mann Educators Corp.	971	37,529
Independence Holding Co.	384	7,277
Infinity Property & Casualty Corp.	273	27,095
Investors Title Co.	56	9,980
James River Group Holdings Ltd.	391	17,032
Kemper Corp.	927	36,477
Kinsale Capital Group, Inc.	265	9,582
Maiden Holdings Ltd.	1,008	12,449
MBIA, Inc. (a)	3,254	27,334
Mercury General Corp.	650	39,969
National General Holdings Corp.	1,218	27,697
National Western Life Group, Inc., Class A	60	18,374
Navigators Group, Inc.	524	28,322
Old Republic International Corp.	5,349	110,617
OneBeacon Insurance Group Ltd., Class A	698	11,133
Patriot National, Inc. (a)(b)	402	1,162
Primerica, Inc.	768	64,358
ProAssurance Corp.	868	53,729
Reinsurance Group of America, Inc.	1,391	173,931
RenaissanceRe Holdings Ltd.	212	30,140
RLI Corp.	880	50,354
Safety Insurance Group, Inc.	207	14,987
Selective Insurance Group, Inc.	1,284	67,795
State Auto Financial Corp.	449	12,065
State National Cos., Inc.	882	12,939
Stewart Information Services Corp.	576	27,325
Third Point Reinsurance Ltd. (a)	1,733	20,969
Torchmark Corp.	2,582	198,065
Trupanion, Inc. (a)	511	8,120
United Fire Group, Inc.	312	13,728
United Insurance Holdings Corp.	306	4,670
Universal Insurance Holdings, Inc.	866	22,559
Validus Holdings Ltd.	1,677	92,705
W.R. Berkley Corp.	2,100	142,758
White Mountains Insurance Group Ltd.	95	81,599
WMIH Corp. (a)	6,301	9,452

		3,728,345
Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A (a)	465	4,999
Duluth Holdings, Inc., Class B (a)	178	3,943
Etsy, Inc. (a)	2,235	24,049
FTD Cos., Inc. (a)	368	7,360
Groupon, Inc. (a)	7,874	30,866
HSN, Inc.	670	24,723
Lands’ End, Inc. (a)(b)	284	6,702

Common Stocks	Shares	Value
Internet & Direct Marketing Retail (continued)
Liberty Expedia Holdings, Inc., Class A (a)	1,147	$55,412
Liberty TripAdvisor Holdings, Inc., Series A (a)	1,566	23,020
Liberty Ventures, Series A (a)	1,704	91,760
Nutrisystem, Inc.	614	32,818
Overstock.com, Inc. (a)	262	4,546
PetMed Express, Inc.	406	9,379
RetailMeNot, Inc. (a)	838	9,721
Shutterfly, Inc. (a)	738	38,302
Wayfair, Inc., Class A (a)(b)	674	30,808

		398,408
Internet Software & Services — 1.7%
Alarm.com Holdings, Inc. (a)	220	7,174
Amber Road, Inc. (a)	274	2,244
Angie’s List, Inc. (a)	897	5,274
Appfolio, Inc., Class A (a)	155	4,115
Apptio Inc., Class A (a)	104	1,357
Autobytel, Inc. (a)	57	747
Bankrate, Inc. (a)	1,026	10,876
Bazaarvoice, Inc. (a)	1,537	7,224
Benefitfocus, Inc. (a)	265	8,347
Blucora, Inc. (a)	829	15,295
Box, Inc., Class A (a)	1,040	17,930
Brightcove, Inc. (a)	529	4,602
Carbonite, Inc. (a)	381	8,230
Care.com, Inc. (a)	255	3,022
ChannelAdvisor Corp. (a)	598	7,056
Chegg, Inc. (a)	1,681	15,146
Cimpress NV (a)	536	43,995
CommerceHub, Inc., Series A (a)	217	3,472
CommerceHub, Inc., Series C (a)	603	9,600
Cornerstone OnDemand, Inc. (a)	1,068	41,951
CoStar Group, Inc. (a)	681	164,046
Coupa Software, Inc. (a)	201	5,578
DHI Group, Inc. (a)	1,350	5,197
Endurance International Group Holdings, Inc. (a)	1,301	9,888
Envestnet, Inc. (a)	886	30,833
Five9, Inc. (a)	709	12,936
Global Eagle Entertainment, Inc. (a)	657	2,037
GoDaddy, Inc., Class A (a)	1,001	38,959
Gogo, Inc. (a)	1,187	14,968
GrubHub, Inc. (a)	1,715	73,711
GTT Communications, Inc. (a)	563	15,482
Hortonworks, Inc. (a)	925	9,629
IAC/InterActiveCorp (a)	1,497	124,266
Instructure, Inc. (a)	197	4,708
j2 Global, Inc.	996	89,879
LendingClub Corp. (a)	7,025	41,096
Limelight Networks, Inc. (a)	1,523	4,782
Liquidity Services, Inc. (a)	470	3,666

BLACKROCK FUNDS	APRIL 30, 2017	15

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Internet Software & Services (continued)
LivePerson, Inc. (a)	978	$6,895
LogMeIn, Inc.	1,099	124,187
Marchex, Inc., Class B (a)	675	1,829
Match Group, Inc. (a)(b)	591	11,010
The Meet Group, Inc. (a)	853	5,084
MINDBODY, Inc., Class A (a)	301	8,533
New Relic, Inc. (a)	470	18,791
NIC, Inc.	1,357	28,972
Nutanix, Inc., Class A (a)	282	4,284
Pandora Media, Inc. (a)	4,713	51,136
Perficient, Inc. (a)	759	13,222
Q2 Holdings, Inc. (a)	531	20,258
QuinStreet, Inc. (a)	483	2,164
Quotient Technology, Inc. (a)	1,314	14,323
RealNetworks, Inc. (a)	359	1,641
Reis, Inc.	139	2,613
Rightside Group Ltd. (a)	146	1,466
Shutterstock, Inc. (a)	398	17,206
SPS Commerce, Inc. (a)	345	19,065
Stamps.com, Inc. (a)	344	36,516
TechTarget, Inc. (a)	292	2,701
Trade Desk, Inc., Class A (a)	184	6,872
TrueCar, Inc. (a)	1,118	19,587
Twilio, Inc. (a)(b)	426	14,079
Web.com Group, Inc. (a)	895	17,273
WebMD Health Corp. (a)	796	43,167
Xactly Corp. (a)	514	5,962
XO Group, Inc. (a)	613	10,758
Yelp, Inc. (a)	1,458	51,628
Zillow Group, Inc., Class A (a)	1,110	42,724
Zillow Group, Inc., Class C (a)	2,165	84,435

		1,557,699
IT Services — 2.5%
Acxiom Corp. (a)	1,659	47,945
ALJ Regional Holdings, Inc. (a)	284	951
Black Knight Financial Services, Inc., Class A (a)	507	20,990
Blackhawk Network Holdings, Inc. (a)	1,176	47,569
Booz Allen Hamilton Holding Corp.	2,430	87,310
Broadridge Financial Solutions, Inc.	2,513	175,759
CACI International, Inc., Class A (a)	515	60,770
Cardtronics PLC, Class A (a)	965	40,125
Cass Information Systems, Inc.	229	15,222
Convergys Corp.	1,923	43,287
CoreLogic, Inc. (a)	1,799	76,889
CSG Systems International, Inc.	693	25,994
CSRA, Inc.	3,493	101,576
DST Systems, Inc.	669	82,361
EPAM Systems, Inc. (a)	1,022	78,694
Euronet Worldwide, Inc. (a)	1,066	88,073
EVERTEC, Inc.	1,383	21,921

Common Stocks	Shares	Value
IT Services (continued)
ExlService Holdings, Inc. (a)	702	$33,492
Forrester Research, Inc.	219	8,881
Gartner, Inc. (a)	1,857	211,865
Genpact Ltd.	3,062	74,774
Hackett Group, Inc.	545	10,807
Information Services Group, Inc. (a)	536	1,688
Jack Henry & Associates, Inc.	1,680	162,826
Leidos Holdings, Inc.	2,816	148,291
Mantech International Corp., Class A	547	19,419
MAXIMUS, Inc.	1,367	83,373
MoneyGram International, Inc. (a)	638	11,363
NCI, Inc., Class A (a)	134	1,990
PFSweb, Inc. (a)	317	2,320
Planet Payment, Inc. (a)	708	2,952
Sabre Corp.	4,417	103,402
Science Applications International Corp.	892	65,107
ServiceSource International, Inc. (a)	1,099	4,132
Square, Inc., Class A (a)	1,099	20,046
Syntel, Inc.	691	12,169
TeleTech Holdings, Inc.	369	11,531
Teradata Corp. (a)	2,779	81,091
Travelport Worldwide Ltd.	2,500	32,925
Unisys Corp. (a)	1,052	11,888
VeriFone Systems, Inc. (a)	2,360	43,754
Virtusa Corp. (a)	594	18,402
WEX, Inc. (a)	826	83,806

		2,277,730
Leisure Products — 0.4%
Brunswick Corp.	1,928	109,414
Callaway Golf Co.	1,956	23,178
Escalade, Inc.	129	1,722
JAKKS Pacific, Inc. (a)	414	2,029
Johnson Outdoors, Inc., Class A	75	2,724
Malibu Boats, Inc. (a)	328	7,557
Marine Products Corp.	150	1,794
MCBC Holdings, Inc.	133	2,228
Nautilus, Inc. (a)	630	11,466
Polaris Industries, Inc.	1,280	109,133
Sturm Ruger & Co., Inc. (b)	370	22,366
Vista Outdoor, Inc. (a)	1,239	24,235

		317,846
Life Sciences Tools & Services — 1.3%
Accelerate Diagnostics, Inc. (a)	486	13,268
Albany Molecular Research, Inc. (a)	519	8,309
Bio-Rad Laboratories, Inc., Class A (a)	444	96,908
Bio-Techne Corp.	795	85,129
Bruker Corp.	2,244	54,731

16	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Life Sciences Tools & Services (continued)
Cambrex Corp. (a)	689	$40,892
Charles River Laboratories International, Inc. (a)	1,012	90,776
ChromaDex Corp. (a)	675	2,099
Enzo Biochem, Inc. (a)	727	6,398
Fluidigm Corp. (a)	200	988
INC Research Holdings, Inc., Class A (a)	874	39,330
Luminex Corp.	793	14,932
Medpace Holdings, Inc. (a)	194	6,152
NanoString Technologies, Inc. (a)	333	5,821
NeoGenomics, Inc. (a)	1,133	8,554
Pacific Biosciences of California, Inc. (a)	1,636	6,446
PAREXEL International Corp. (a)	1,116	71,234
Patheon NV (a)	699	18,810
PerkinElmer, Inc.	2,308	137,118
PRA Health Sciences, Inc. (a)	507	32,428
QIAGEN NV (a)	4,732	142,386
Quintiles IMS Holdings, Inc. (a)	3,008	253,514
VWR Corp. (a)	1,681	47,505

		1,183,728
Machinery — 4.3%
Actuant Corp., Class A	1,252	34,180
AGCO Corp.	1,489	95,281
Alamo Group, Inc.	205	16,207
Albany International Corp., Class A	611	29,786
Altra Industrial Motion Corp.	532	23,488
American Railcar Industries, Inc.	143	5,999
Ampco-Pittsburgh Corp.	119	1,731
Astec Industries, Inc.	414	26,227
Barnes Group, Inc.	1,068	58,708
Blue Bird Corp. (a)	107	1,990
Briggs & Stratton Corp.	924	23,091
Chart Industries, Inc. (a)	657	23,987
CIRCOR International, Inc.	350	23,348
Colfax Corp. (a)	2,098	84,906
Columbus McKinnon Corp.	406	10,609
Crane Co.	1,036	82,787
DMC Global, Inc.	204	3,121
Donaldson Co., Inc.	2,694	124,678
Douglas Dynamics, Inc.	462	14,738
Energy Recovery, Inc. (a)	658	5,554
EnPro Industries, Inc.	461	32,570
ESCO Technologies, Inc.	541	31,838
ExOne Co. (a)(b)	242	2,442
Federal Signal Corp.	1,242	19,388
Flowserve Corp.	2,770	140,910
FreightCar America, Inc.	204	2,664
Gencor Industries, Inc. (a)	109	1,809
Global Brass & Copper Holdings, Inc.	433	15,436
Gorman-Rupp Co.	380	10,876

Common Stocks	Shares	Value
Machinery (continued)
Graco, Inc.	1,174	$126,616
Graham Corp.	141	3,112
Greenbrier Cos., Inc.	572	24,853
Hardinge, Inc.	149	1,564
Harsco Corp. (a)	1,673	21,833
Hurco Cos., Inc.	97	2,813
Hyster-Yale Materials Handling, Inc.	211	12,683
IDEX Corp.	1,616	169,292
ITT, Inc.	1,927	81,185
John Bean Technologies Corp.	664	58,864
Kadant, Inc.	226	14,046
Kennametal, Inc.	1,675	69,646
Lincoln Electric Holdings, Inc.	1,302	115,917
Lindsay Corp.	223	19,370
Lydall, Inc. (a)	338	17,711
Manitowoc Co., Inc. (a)	2,900	17,313
Meritor, Inc. (a)	1,747	31,114
Middleby Corp. (a)	1,202	163,628
Milacron Holdings Corp. (a)	271	5,100
Miller Industries, Inc.	201	5,105
Mueller Industries, Inc.	1,202	38,512
Mueller Water Products, Inc., Series A	3,331	37,474
Navistar International Corp. (a)	1,048	28,202
NN, Inc.	556	15,346
Nordson Corp.	1,211	151,617
Omega Flex, Inc.	34	1,910
Oshkosh Corp.	1,548	107,416
Proto Labs, Inc. (a)	527	30,566
RBC Bearings, Inc. (a)	480	48,144
REV Group, Inc.	271	7,642
Rexnord Corp. (a)	1,770	43,188
Snap-on, Inc.	1,231	206,229
SPX Corp. (a)	869	20,908
SPX FLOW, Inc. (a)	748	27,033
Sun Hydraulics Corp.	488	18,954
Supreme Industries, Inc., Class A	240	4,810
Tennant Co.	374	27,395
Terex Corp.	2,145	75,032
Timken Co.	1,506	72,664
Titan International, Inc.	940	10,067
Toro Co.	2,266	147,109
TriMas Corp. (a)	960	22,032
Trinity Industries, Inc.	3,191	85,838
Valmont Industries, Inc.	473	72,062
Wabash National Corp.	1,269	28,908
WABCO Holdings, Inc. (a)	1,120	133,134
Wabtec Corp.	1,822	152,848
Watts Water Technologies, Inc., Class A	596	37,071
Welbilt, Inc. (a)	2,642	54,161
Woodward, Inc.	1,122	75,926

BLACKROCK FUNDS	APRIL 30, 2017	17

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Machinery (continued)
Xylem, Inc.	3,807	$195,718

		3,888,030
Marine — 0.1%
Costamare, Inc.	687	4,630
Kirby Corp. (a)	1,129	79,708
Matson, Inc.	923	29,259
Scorpio Bulkers, Inc. (a)	1,066	7,942

		121,539
Media — 1.8%
AMC Entertainment Holdings, Inc., Class A	1,144	34,663
AMC Networks, Inc., Class A (a)	1,169	69,766
Cable One, Inc.	100	68,186
Central European Media Enterprises Ltd., Class A (a)	1,424	5,838
Cinemark Holdings, Inc.	2,232	96,422
Clear Channel Outdoor Holdings, Inc., Class A	1,039	5,351
Daily Journal Corp. (a)	20	4,180
Entercom Communications Corp., Class A	660	8,349
Entravision Communications Corp., Class A	1,233	7,645
Eros International PLC (a)	524	5,214
EW Scripps Co., Class A (a)	1,274	28,385
Gannett Co., Inc.	2,614	21,853
Global Sources Ltd. (a)	197	1,812
Gray Television, Inc. (a)	1,366	20,012
Hemisphere Media Group, Inc. (a)	184	2,144
IMAX Corp. (a)	1,231	37,546
Interpublic Group of Cos., Inc.	8,571	202,018
John Wiley & Sons, Inc., Class A	967	50,961
Liberty Braves Group, Class A (a)	150	3,725
Liberty Braves Group, Class C (a)	648	15,889
Liberty Media Corp-Liberty Formula One, Class A (a)	512	17,362
Liberty Media Corp-Liberty Formula One, Class C (a)	993	34,775
Lions Gate Entertainment Corp., Class A	991	25,934
Lions Gate Entertainment Corp., Class B (a)	2,209	52,685
Live Nation Entertainment, Inc. (a)	2,767	88,987
Madison Square Garden Co., Class A (a)	416	83,936
MDC Partners, Inc., Class A	1,113	9,961
Meredith Corp.	804	47,074
MSG Networks, Inc., Class A (a)	1,234	30,788
National CineMedia, Inc.	1,277	15,158
New Media Investment Group, Inc.	987	12,989
New York Times Co., Class A	2,715	39,232

Common Stocks	Shares	Value
Media (continued)
Nexstar Broadcasting Group, Inc., Class A	920	$63,480
Radio One, Inc., Class D (a)	587	1,761
Reading International, Inc., Class A (a)	334	5,254
Regal Entertainment Group, Class A	1,690	37,298
Saga Communications, Inc., Class A	61	3,126
Salem Media Group, Inc., Class A	277	2,119
Scholastic Corp.	606	26,197
Sinclair Broadcast Group, Inc., Class A	1,560	61,542
TEGNA, Inc.	4,642	118,278
Time, Inc.	2,228	33,866
TiVo Corp.	2,504	49,454
Townsquare Media, Inc. (a)	141	1,706
Tribune Media Co., Class A	1,571	57,436
TRONC, Inc. (a)	518	7,428
World Wrestling Entertainment, Inc., Class A	750	16,073

		1,633,858
Metals & Mining — 1.3%
AK Steel Holding Corp. (a)	6,622	41,983
Allegheny Technologies, Inc.	2,311	42,407
Carpenter Technology Corp.	984	39,950
Century Aluminum Co. (a)	1,037	14,145
Cliffs Natural Resources, Inc. (a)	5,985	40,219
Coeur Mining, Inc. (a)	3,799	34,419
Commercial Metals Co.	2,451	45,687
Compass Minerals International, Inc.	717	47,322
Ferroglobe PLC	2,224	12,806
Gold Resource Corp.	914	3,016
Handy & Harman Ltd. (a)	75	2,044
Haynes International, Inc.	232	9,811
Hecla Mining Co.	8,034	43,785
Kaiser Aluminum Corp.	375	31,654
Materion Corp.	413	15,715
Olympic Steel, Inc.	164	3,698
Real Industry, Inc. (a)	473	1,230
Reliance Steel & Aluminum Co.	1,479	116,575
Royal Gold, Inc.	1,389	98,175
Ryerson Holding Corp. (a)	207	2,836
Schnitzer Steel Industries, Inc., Class A	545	10,301
Steel Dynamics, Inc.	4,985	180,158
Stillwater Mining Co. (a)	2,597	46,694
SunCoke Energy, Inc. (a)	1,384	12,691
Tahoe Resources, Inc.	6,369	51,334
TimkenSteel Corp. (a)	756	11,400
U.S. Silica Holdings, Inc.	1,576	65,404
United States Steel Corp.	3,279	73,187

18	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Metals & Mining (continued)
Worthington Industries, Inc.	957	$41,629

		1,140,275
Multi-Utilities — 0.7%
Alliant Energy Corp.	4,834	190,073
Avista Corp.	1,333	53,773
Black Hills Corp.	1,098	74,686
MDU Resources Group, Inc.	4,124	110,936
NorthWestern Corp.	1,039	62,111
Vectren Corp.	1,763	104,758

		596,337
Multiline Retail — 0.4%
Big Lots, Inc.	950	47,965
Burlington Stores, Inc. (a)	1,493	147,688
Dillard’s, Inc., Class A	381	21,096
FirstCash, Inc.	1,024	53,197
Fred’s, Inc., Class A (b)	485	7,139
JC Penney Co., Inc. (a)(b)	6,752	36,326
Ollie’s Bargain Outlet Holdings, Inc. (a)	445	17,043
Sears Holdings Corp. (a)(b)	172	1,758
Tuesday Morning Corp. (a)	754	2,451

		334,663
Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc. (a)	1,348	33,902
Oil, Gas & Consumable Fuels — 2.9%
Abraxas Petroleum Corp. (a)	3,962	7,409
Adams Resources & Energy, Inc.	43	1,747
Alon USA Energy, Inc.	670	8,100
Ardmore Shipping Corp.	490	3,797
Bill Barrett Corp. (a)	1,547	5,940
California Resources Corp. (a)	707	8,272
Callon Petroleum Co. (a)	4,023	47,632
Chesapeake Energy Corp. (a)	13,087	68,838
Clayton Williams Energy, Inc. (a)	148	19,521
Clean Energy Fuels Corp. (a)	2,740	6,686
Cobalt International Energy, Inc. (a)	10,825	4,234
CONSOL Energy, Inc. (a)	4,903	74,428
Contango Oil & Gas Co. (a)	738	5,284
CVR Energy, Inc.	299	6,545
Delek U.S. Holdings, Inc.	1,317	31,700
Denbury Resources, Inc. (a)	7,538	16,734
DHT Holdings, Inc.	1,879	9,000
Diamondback Energy, Inc. (a)	1,930	192,691
Dorian LPG Ltd. (a)	487	4,427
Eclipse Resources Corp. (a)	1,131	2,273
Energen Corp. (a)	2,093	108,815
EP Energy Corp., Class A (a)	1,035	4,678
Erin Energy Corp. (a)	723	1,482
Evolution Petroleum Corp.	605	4,840
EXCO Resources, Inc. (a)	2,654	1,300

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Extraction Oil & Gas, Inc. (a)	975	$15,259
Frontline Ltd.	1,326	8,818
GasLog Ltd.	852	11,928
Gener8 Maritime, Inc. (a)	713	3,829
Golar LNG Ltd.	2,037	51,964
Green Plains, Inc.	762	17,526
Gulfport Energy Corp. (a)	3,459	54,929
HollyFrontier Corp.	3,462	97,421
International Seaways, Inc. (a)	356	6,881
Isramco, Inc. (a)	23	2,624
Jagged Peak Energy, Inc. (a)	716	7,976
Jones Energy, Inc., Class A (a)	1,246	2,492
Kosmos Energy Ltd. (a)	3,497	21,017
Laredo Petroleum, Inc. (a)	3,145	40,445
Matador Resources Co. (a)	1,948	42,233
Murphy Oil Corp.	3,532	92,468
Murphy USA, Inc. (a)	743	51,691
Navios Maritime Acquisition Corp.	1,649	2,787
Newfield Exploration Co. (a)	4,267	147,724
Nordic American Tankers Ltd. (b)	2,062	17,115
Northern Oil and Gas, Inc. (a)	1,126	2,533
Oasis Petroleum, Inc. (a)	5,024	59,987
Overseas Shipholding Group, Inc., Class A (a)	842	3,065
Pacific Ethanol, Inc. (a)	654	4,447
Panhandle Oil and Gas, Inc., Class A	387	7,334
Par Pacific Holdings, Inc. (a)	662	10,837
Parsley Energy, Inc., Class A (a)	4,783	142,486
PBF Energy, Inc., Class A	2,348	52,407
PDC Energy, Inc. (a)	1,215	67,104
QEP Resources, Inc. (a)	5,187	61,258
Renewable Energy Group, Inc. (a)	753	7,869
REX American Resources Corp. (a)	120	11,362
Rice Energy, Inc. (a)	1,170	24,909
Ring Energy, Inc. (a)	944	11,328
RSP Permian, Inc. (a)	2,120	80,666
Sanchez Energy Corp. (a)	995	7,701
Scorpio Tankers, Inc.	3,393	14,929
SemGroup Corp., Class A	1,401	46,653
Ship Finance International Ltd.	1,224	17,197
SM Energy Co.	2,103	47,507
Southwestern Energy Co. (a)	10,533	79,103
SRC Energy, Inc. (a)	4,091	30,846
Targa Resources Corp.	3,757	207,123
Teekay Corp.	1,210	10,503
Teekay Tankers Ltd., Class A	2,075	4,254
W&T Offshore, Inc. (a)	1,101	2,246
Western Refining, Inc.	1,712	59,047
Westmoreland Coal Co. (a)	396	4,221
Whiting Petroleum Corp. (a)	4,418	36,669
WildHorse Resource Development Corp. (a)	470	5,128
World Fuel Services Corp.	1,495	55,061

BLACKROCK FUNDS	APRIL 30, 2017	19

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc. (a)	8,264	$98,590

		2,617,870
Paper & Forest Products — 0.3%
Boise Cascade Co. (a)	838	25,559
Clearwater Paper Corp. (a)	356	17,302
Deltic Timber Corp.	227	17,563
Domtar Corp.	1,344	53,290
KapStone Paper and Packaging Corp.	1,843	38,869
Louisiana-Pacific Corp. (a)	3,056	78,661
Neenah Paper, Inc.	353	27,657
PH Glatfelter Co.	930	20,004
Schweitzer-Mauduit International, Inc.	643	27,681

		306,586
Personal Products — 0.6%
Avon Products, Inc. (a)	9,357	45,381
Coty, Inc., Class A	9,709	173,306
Edgewell Personal Care Co. (a)	1,254	89,649
elf Beauty, Inc. (a)	208	5,668
Herbalife Ltd. (a)	1,581	100,014
Inter Parfums, Inc.	359	13,624
Lifevantage Corp. (a)	93	461
Medifast, Inc.	225	10,422
Natural Health Trends Corp.	133	3,814
Nature’s Sunshine Products, Inc.	97	980
Nu Skin Enterprises, Inc., Class A	1,106	61,084
Nutraceutical International Corp.	157	4,977
Revlon, Inc., Class A (a)	250	6,488
Synutra International, Inc. (a)	335	2,018
USANA Health Sciences, Inc. (a)	226	12,848

		530,734
Pharmaceuticals — 0.9%
AcelRx Pharmaceuticals, Inc. (a)	373	970
Aclaris Therapeutics, Inc. (a)	240	6,746
Aerie Pharmaceuticals, Inc. (a)	613	27,003
Agile Therapeutics, Inc. (a)	252	905
Akorn, Inc. (a)	1,808	60,478
Amphastar Pharmaceuticals, Inc. (a)	743	11,219
ANI Pharmaceuticals, Inc. (a)	151	8,172
Aratana Therapeutics, Inc. (a)	598	3,708
Axsome Therapeutics, Inc. (a)	257	1,054
Bio-Path Holdings, Inc. (a)	1,942	1,225
Catalent, Inc. (a)	2,148	62,893
Cempra, Inc. (a)	759	3,264
Clearside Biomedical, Inc. (a)	89	708
Collegium Pharmaceutical, Inc. (a)	307	3,012
Corcept Therapeutics, Inc. (a)	1,502	14,329
Depomed, Inc. (a)	1,290	15,467
Dermira, Inc. (a)	613	20,879

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Durect Corp. (a)	2,155	$1,891
Egalet Corp. (a)	532	2,032
Endo International PLC (a)	4,410	50,142
Endocyte, Inc. (a)	992	2,282
Flex Pharma, Inc. (a)	116	399
Heska Corp. (a)	131	14,181
Horizon Pharma PLC (a)	3,457	53,169
Impax Laboratories, Inc. (a)	1,580	22,199
Intersect ENT, Inc. (a)	497	9,443
Intra-Cellular Therapies, Inc. (a)	736	10,171
Lannett Co., Inc. (a)(b)	606	15,756
Lipocine, Inc. (a)(b)	114	483
Medicines Co. (a)	1,436	70,823
MyoKardia, Inc. (a)	236	3,080
Nektar Therapeutics (a)	3,030	57,479
Neos Therapeutics, Inc. (a)	405	2,875
Novan, Inc. (a)(b)	69	375
Omeros Corp. (a)	832	13,578
Pacira Pharmaceuticals, Inc. (a)	783	38,015
Paratek Pharmaceuticals, Inc. (a)	407	8,730
Phibro Animal Health Corp., Class A	413	12,287
Prestige Brands Holdings, Inc. (a)	1,141	65,505
Reata Pharmaceuticals, Inc. (a)	126	2,613
Revance Therapeutics, Inc. (a)	400	8,700
Sciclone Pharmaceuticals, Inc. (a)	1,064	10,268
Sucampo Pharmaceuticals, Inc., Class A (a)	444	4,507
Supernus Pharmaceuticals, Inc. (a)	1,005	32,763
Teligent, Inc. (a)	846	6,675
TherapeuticsMD, Inc. (a)(b)	3,063	15,621
Theravance Biopharma, Inc. (a)	862	34,764
Titan Pharmaceuticals, Inc. (a)	221	652
WaVe Life Sciences Ltd. (a)	120	2,532
Zogenix, Inc. (a)	522	5,742

		821,764
Producer Durables: Miscellaneous — 0.0%
Actua Corp. (a)	583	8,162
PROS Holdings, Inc. (a)	519	12,793

		20,955
Professional Services — 1.0%
Acacia Research Corp. (a)	169	921
Advisory Board Co. (a)	875	44,712
Barrett Business Services, Inc.	135	7,784
CBIZ, Inc. (a)	1,319	20,774
Cogint, Inc. (a)	391	2,072
CRA International, Inc.	157	5,957
Dun & Bradstreet Corp.	778	85,277
Exponent, Inc.	551	33,694
Franklin Covey Co. (a)	270	5,738
FTI Consulting, Inc. (a)	900	31,131
GP Strategies Corp. (a)	247	6,694

20	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Professional Services (continued)
Heidrick & Struggles International, Inc.	340	$7,310
Hill International, Inc. (a)	674	2,730
Huron Consulting Group, Inc. (a)	473	21,048
ICF International, Inc. (a)	395	17,439
Insperity, Inc.	334	30,511
Kelly Services, Inc., Class A	645	14,396
Kforce, Inc.	518	11,759
Korn/Ferry International	1,223	39,625
ManpowerGroup, Inc.	1,427	144,098
Mistras Group, Inc. (a)	350	7,875
Navigant Consulting, Inc. (a)	1,036	24,833
On Assignment, Inc. (a)	1,080	55,912
Paylocity Holding Corp. (a)	448	17,669
Resources Connection, Inc.	602	8,368
Robert Half International, Inc.	2,718	125,164
RPX Corp. (a)	1,070	13,739
TransUnion (a)	1,141	45,674
TriNet Group, Inc. (a)	908	26,695
TrueBlue, Inc. (a)	905	24,752
WageWorks, Inc. (a)	778	57,416

		941,767
Real Estate Investment Trusts (REITs) — 10.1%
Acadia Realty Trust	1,728	50,250
AG Mortgage Investment Trust, Inc.	500	9,475
AGNC Investment Corp.	7,059	148,733
Agree Realty Corp.	541	26,228
Alexander’s, Inc.	45	19,566
Alexandria Real Estate Equities, Inc.	1,874	210,844
American Assets Trust, Inc.	850	36,405
American Campus Communities, Inc.	2,792	132,313
American Homes 4 Rent, Class A	3,829	88,258
Anworth Mortgage Asset Corp.	1,705	9,991
Apartment Investment & Management Co., Class A	3,330	145,654
Apollo Commercial Real Estate Finance, Inc.	1,980	38,194
Apple Hospitality REIT, Inc.	3,543	66,360
Ares Commercial Real Estate Corp.	584	8,077
Armada Hoffler Properties, Inc.	741	10,567
ARMOUR Residential REIT, Inc.	878	21,133
Ashford Hospitality Prime, Inc.	370	3,918
Ashford Hospitality Trust, Inc.	1,674	10,462
Bluerock Residential Growth REIT, Inc.	501	6,242
Brandywine Realty Trust	3,744	63,536
Brixmor Property Group, Inc.	4,104	81,054
Camden Property Trust	1,823	150,088
Capstead Mortgage Corp.	1,892	21,077
Care Capital Properties, Inc.	1,812	48,688

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Catchmark Timber Trust, Inc., Class A	801	$9,380
CBL & Associates Properties, Inc.	4,068	37,629
Cedar Realty Trust, Inc.	1,892	10,179
Chatham Lodging Trust	760	14,714
Chesapeake Lodging Trust	1,293	30,140
Chimera Investment Corp.	4,011	81,664
City Office REIT, Inc.	492	6,175
Colony NorthStar, Inc., Class A	11,702	152,945
Colony Starwood Homes	1,559	53,895
Columbia Property Trust, Inc.	2,692	60,570
Community Healthcare Trust, Inc.	217	5,364
CoreCivic, Inc.	2,494	85,918
CorEnergy Infrastructure Trust, Inc.	237	8,646
Coresite Realty Corp.	714	69,865
Corporate Office Properties Trust	2,043	66,888
Cousins Properties, Inc.	7,817	66,366
CubeSmart	3,808	96,495
CyrusOne, Inc.	1,667	91,085
CYS Investments, Inc.	3,499	29,846
DCT Industrial Trust, Inc.	1,932	97,682
DDR Corp.	6,621	71,573
DiamondRock Hospitality Co.	4,366	48,070
Douglas Emmett, Inc.	2,990	112,633
Duke Realty Corp.	7,390	204,925
DuPont Fabros Technology, Inc.	1,586	81,758
Dynex Capital, Inc.	1,098	7,598
Easterly Government Properties, Inc.	718	14,446
EastGroup Properties, Inc.	677	52,975
Education Realty Trust, Inc.	1,584	61,412
Empire State Realty Trust, Inc., Class A	2,632	54,746
EPR Properties	1,344	97,722
Equity Commonwealth (a)	2,639	84,422
Equity Lifestyle Properties, Inc.	1,627	131,641
Farmland Partners, Inc.	584	6,366
FelCor Lodging Trust, Inc.	2,977	23,072
First Industrial Realty Trust, Inc.	2,490	70,069
First Potomac Realty Trust	1,263	13,893
Forest City Realty Trust, Inc., Class A	4,894	110,604
Four Corners Property Trust, Inc.	1,296	30,236
Franklin Street Properties Corp.	2,289	27,766
Gaming and Leisure Properties, Inc.	3,970	138,156
Geo Group, Inc.	2,584	86,099
Getty Realty Corp.	570	14,592
Gladstone Commercial Corp.	503	11,217
Gramercy Property Trust	3,002	83,426
Great Ajax Corp.	408	5,549
Healthcare Realty Trust, Inc.	2,441	80,065
Healthcare Trust of America, Inc., Class A	2,893	92,258

BLACKROCK FUNDS	APRIL 30, 2017	21

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Hersha Hospitality Trust	917	$16,909
Highwoods Properties, Inc.	2,051	104,355
Hospitality Properties Trust	2,707	86,164
Hudson Pacific Properties, Inc.	2,618	89,954
Independence Realty Trust, Inc.	1,196	11,003
InfraREIT, Inc.	905	17,285
Invesco Mortgage Capital, Inc.	2,451	39,976
Investors Real Estate Trust	2,593	15,325
iStar, Inc. (a)	1,559	19,067
Kilroy Realty Corp.	2,048	144,445
Kite Realty Group Trust	1,638	33,350
Lamar Advertising Co., Class A	1,743	125,618
LaSalle Hotel Properties	2,286	65,288
Lexington Realty Trust	4,945	50,291
Liberty Property Trust	3,121	126,619
Life Storage, Inc.	983	77,057
LTC Properties, Inc.	807	38,607
Mack-Cali Realty Corp.	1,946	52,639
Medical Properties Trust, Inc.	6,293	82,250
MFA Financial, Inc.	8,214	68,258
Mid-America Apartment Communities, Inc.	2,401	238,203
Monmouth Real Estate Investment Corp.	1,444	21,660
Monogram Residential Trust, Inc.	3,708	37,747
MTGE Investment Corp.	947	17,046
National Health Investors, Inc.	794	58,097
National Retail Properties, Inc.	3,053	128,898
National Storage Affiliates Trust	688	16,856
New Residential Investment Corp.	6,320	105,354
New Senior Investment Group, Inc.	1,645	17,141
New York Mortgage Trust, Inc.	2,229	14,288
NexPoint Residential Trust, Inc.	399	9,580
NorthStar Realty Europe Corp.	1,167	13,572
Omega Healthcare Investors, Inc.	3,928	129,624
One Liberty Properties, Inc.	299	7,260
Orchid Island Capital, Inc.	815	8,639
Outfront Media, Inc.	2,947	77,094
Owens Realty Mortgage, Inc.	301	5,466
Paramount Group, Inc.	3,923	64,337
Parkway, Inc.	934	18,820
Pebblebrook Hotel Trust	1,549	46,098
Pennsylvania Real Estate Investment Trust	1,217	16,855
PennyMac Mortgage Investment Trust (c)	983	17,576
Physicians Realty Trust	3,313	65,067
Piedmont Office Realty Trust, Inc., Class A	3,133	68,456
Potlatch Corp.	866	39,013
Preferred Apartment Communities, Inc., Class A	579	8,193
PS Business Parks, Inc.	420	51,047
QTS Realty Trust, Inc., Class A	1,002	53,547

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
RAIT Financial Trust	701	$2,152
Ramco-Gershenson Properties Trust	1,733	23,101
Rayonier, Inc.	2,638	74,444
Redwood Trust, Inc.	1,672	28,541
Regency Centers Corp.	3,078	194,468
Resource Capital Corp.	497	4,647
Retail Opportunity Investments Corp.	2,319	47,771
Retail Properties of America, Inc., Class A	5,142	68,594
Rexford Industrial Realty, Inc.	1,433	35,739
RLJ Lodging Trust	2,622	56,347
Ryman Hospitality Properties, Inc.	924	58,933
Sabra Health Care REIT, Inc.	1,375	37,386
Saul Centers, Inc.	211	12,671
Select Income REIT	1,360	34,082
Senior Housing Properties Trust	4,688	100,886
Seritage Growth Properties, Class A	528	21,912
Silver Bay Realty Trust Corp.	743	15,922
Spirit Realty Capital, Inc.	10,282	96,856
STAG Industrial, Inc.	1,774	46,763
Starwood Property Trust, Inc.	5,327	120,870
STORE Capital Corp.	3,666	87,947
Summit Hotel Properties, Inc.	1,690	27,936
Sun Communities, Inc.	1,425	119,144
Sunstone Hotel Investors, Inc.	4,665	69,462
Tanger Factory Outlet Centers, Inc.	2,005	62,536
Taubman Centers, Inc.	1,253	78,375
Terreno Realty Corp.	991	30,602
Tier REIT, Inc.	1,060	18,349
Two Harbors Investment Corp.	7,486	74,785
UMH Properties, Inc.	480	7,690
Uniti Group, Inc.	2,574	70,682
Universal Health Realty Income Trust	160	11,160
Urban Edge Properties	1,927	49,138
Urstadt Biddle Properties, Inc., Class A	194	3,814
Washington Prime Group, Inc.	4,000	35,200
Washington Real Estate Investment Trust	1,589	50,324
Weingarten Realty Investors	2,497	81,827
Western Asset Mortgage Capital Corp.	811	8,540
Whitestone REIT	550	6,897
WP Carey, Inc.	2,200	137,720
Xenia Hotels & Resorts, Inc.	2,248	39,250

		9,073,305
Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	998	45,918
Altisource Portfolio Solutions SA (a)	285	6,296

22	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Altisource Residential Corp.	1,065	$15,315
AV Homes, Inc. (a)	341	5,985
CareTrust REIT, Inc.	1,388	23,624
Consolidated-Tomoka Land Co.	105	5,694
Forestar Group, Inc. (a)	523	7,400
FRP Holdings, Inc. (a)	130	5,551
Global Medical REIT, Inc.	162	1,502
Howard Hughes Corp. (a)	768	94,548
Jones Lang LaSalle, Inc.	969	111,299
Kennedy-Wilson Holdings, Inc.	1,749	35,680
RE/MAX Holdings, Inc., Class A	376	22,240
Realogy Holdings Corp.	3,125	95,469
RMR Group, Inc., Class A	147	7,754
St. Joe Co. (a)	1,053	18,427
Stratus Properties, Inc.	102	3,045
Tejon Ranch Co. (a)	306	7,007
Trinity Place Holdings, Inc. (a)	516	3,679

		516,433
Road & Rail — 0.8%
AMERCO, Inc.	134	50,178
ArcBest Corp.	522	13,807
Avis Budget Group, Inc. (a)	1,667	50,843
Celadon Group, Inc.	464	1,833
Covenant Transportation Group, Inc., Class A (a)	256	4,795
Genesee & Wyoming, Inc., Class A (a)	1,287	87,207
Heartland Express, Inc.	937	18,852
Hertz Global Holdings, Inc. (a)	1,568	25,856
Knight Transportation, Inc.	1,427	48,946
Landstar System, Inc.	903	77,161
Marten Transport Ltd.	462	11,458
Old Dominion Freight Line, Inc.	1,434	126,938
Roadrunner Transportation Systems, Inc. (a)	571	3,837
Ryder System, Inc.	1,146	77,825
Saia, Inc. (a)	527	25,375
Swift Transportation Co. (a)	1,603	39,402
Universal Logistics Holdings, Inc.	113	1,576
USA Truck, Inc. (a)	61	409
Werner Enterprises, Inc.	965	26,345
YRC Worldwide, Inc. (a)	603	6,428

		699,071
Semiconductors & Semiconductor Equipment — 2.4%
Acacia Communications, Inc. (a)	93	4,263
Advanced Energy Industries, Inc. (a)	834	61,549
Advanced Micro Devices, Inc. (a)	15,873	211,111
Alpha & Omega Semiconductor Ltd. (a)	342	5,660
Ambarella, Inc. (a)	678	38,117
Amkor Technology, Inc. (a)	2,120	24,974

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Axcelis Technologies, Inc. (a)	613	$11,800
Brooks Automation, Inc.	1,440	36,374
Cabot Microelectronics Corp.	498	39,018
Cavium, Inc. (a)	1,362	93,774
CEVA, Inc. (a)	416	14,976
Cirrus Logic, Inc. (a)	1,324	85,199
Cohu, Inc.	538	10,077
Cree, Inc. (a)	2,133	46,670
Cypress Semiconductor Corp.	6,631	92,900
Diodes, Inc. (a)	798	18,665
DSP Group, Inc. (a)	432	5,378
Entegris, Inc. (a)	2,988	74,102
Exar Corp. (a)	933	12,138
First Solar, Inc. (a)	1,624	47,989
FormFactor, Inc. (a)	1,406	15,607
Ichor Holdings Ltd. (a)	134	2,600
Impinj, Inc. (a)(b)	136	5,097
Inphi Corp. (a)	854	35,373
Integrated Device Technology, Inc. (a)	2,852	68,420
IXYS Corp.	543	7,575
Kopin Corp. (a)	1,064	4,341
Lattice Semiconductor Corp. (a)	2,479	17,006
MACOM Technology Solutions Holdings, Inc. (a)	667	32,603
Marvell Technology Group Ltd.	8,571	128,737
MaxLinear, Inc., Class A (a)	1,186	33,006
Microsemi Corp. (a)	2,404	112,844
MKS Instruments, Inc.	1,125	88,031
Monolithic Power Systems, Inc.	820	75,030
Nanometrics, Inc. (a)	496	15,651
NeoPhotonics Corp. (a)	538	4,175
NVE Corp.	97	7,897
ON Semiconductor Corp. (a)	8,773	124,401
PDF Solutions, Inc. (a)	559	10,632
Photronics, Inc. (a)	1,391	15,997
Power Integrations, Inc.	580	38,251
Rambus, Inc. (a)	2,317	29,009
Rudolph Technologies, Inc. (a)	606	14,847
Semtech Corp. (a)	1,368	46,717
Sigma Designs, Inc. (a)	534	3,311
Silicon Laboratories, Inc. (a)	872	62,043
SunPower Corp. (a)(b)	1,135	7,877
Teradyne, Inc.	4,317	152,261
Ultra Clean Holdings, Inc. (a)	655	12,602
Ultratech, Inc. (a)	451	13,765
Veeco Instruments, Inc. (a)	843	27,819
Xcerra Corp. (a)	1,229	12,044
Xperi Corp.	1,043	35,045

		2,195,348
Software — 3.7%
A10 Networks, Inc. (a)	1,058	8,570
ACI Worldwide, Inc. (a)	2,457	52,801

BLACKROCK FUNDS	APRIL 30, 2017	23

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Software (continued)
Allscripts Healthcare Solutions, Inc. (a)	4,009	$47,988
American Software, Inc., Class A	466	5,112
ANSYS, Inc. (a)	1,871	206,109
Aspen Technology, Inc. (a)	1,649	101,397
Atlassian Corp. PLC, Class A (a)	554	19,102
Barracuda Networks, Inc. (a)	473	9,616
Blackbaud, Inc.	999	80,330
Blackline, Inc. (a)	214	7,034
Bottomline Technologies, Inc. (a)	869	20,248
BroadSoft, Inc. (a)	631	24,230
Cadence Design Systems, Inc. (a)	5,895	192,000
Callidus Software, Inc. (a)	1,298	27,323
CommVault Systems, Inc. (a)	824	41,571
Digimarc Corp. (a)	244	7,039
Ebix, Inc.	538	33,195
Ellie Mae, Inc. (a)	694	70,621
EnerNOC, Inc. (a)	468	2,644
ePlus, Inc. (a)	262	18,668
Everbridge, Inc. (a)	132	3,064
Exa Corp. (a)	206	2,835
Fair Isaac Corp.	656	88,875
FireEye, Inc. (a)	3,248	40,633
Fortinet, Inc. (a)	3,083	120,237
Gigamon, Inc. (a)	697	22,095
Globant SA (a)	538	20,385
Glu Mobile, Inc. (a)	1,837	4,243
Guidance Software, Inc. (a)	393	2,378
Guidewire Software, Inc. (a)	1,543	94,879
HubSpot, Inc. (a)	612	41,035
Imperva, Inc. (a)	614	27,292
Jive Software, Inc. (a)	1,151	5,813
Manhattan Associates, Inc. (a)	1,530	71,436
MicroStrategy, Inc., Class A (a)	202	38,414
Mitek Systems, Inc. (a)	515	4,506
MobileIron, Inc. (a)	750	3,413
Model N, Inc. (a)	580	6,206
Monotype Imaging Holdings, Inc.	864	17,582
Netscout Systems, Inc. (a)	1,901	71,573
Nuance Communications, Inc. (a)	4,771	85,353
Park City Group, Inc. (a)(b)	271	3,428
Paycom Software, Inc. (a)	932	56,153
Pegasystems, Inc.	766	34,891
Progress Software Corp.	1,069	31,771
Proofpoint, Inc. (a)	864	65,120
PTC, Inc. (a)	2,424	131,017
QAD, Inc., Class A	172	5,194
Qualys, Inc. (a)	575	22,080
Rapid7, Inc. (a)	438	7,424
RealPage, Inc. (a)	1,148	42,533
Rosetta Stone, Inc. (a)	347	3,904
Rubicon Project, Inc. (a)	696	3,974
Sapiens International Corp. NV	511	6,060
SecureWorks Corp., Class A (a)	142	1,228

Common Stocks	Shares	Value
Software (continued)
Silver Spring Networks, Inc. (a)	817	$9,322
Splunk, Inc. (a)	2,785	179,103
SS&C Technologies Holdings, Inc.	3,582	131,603
Synchronoss Technologies, Inc. (a)	803	12,848
Synopsys, Inc. (a)	3,215	236,946
Tableau Software, Inc., Class A (a)	1,175	63,074
Take-Two Interactive Software, Inc. (a)	2,060	129,471
TeleNav, Inc. (a)	712	6,194
Tyler Technologies, Inc. (a)	703	115,004
Ultimate Software Group, Inc. (a)	584	118,359
Varonis Systems, Inc. (a)	228	7,159
VASCO Data Security International, Inc. (a)	736	9,936
Verint Systems, Inc. (a)	1,322	51,955
VirnetX Holding Corp. (a)(b)	876	2,891
Workiva, Inc. (a)	484	8,131
Zendesk, Inc. (a)	1,721	49,479
Zix Corp. (a)	922	5,006
Zynga, Inc., Class A (a)	15,616	45,130

		3,344,233
Specialty Retail — 2.1%
Aaron’s, Inc.	1,401	50,352
Abercrombie & Fitch Co., Class A	1,469	17,613
America’s Car-Mart, Inc. (a)	181	6,751
American Eagle Outfitters, Inc.	3,567	50,259
Asbury Automotive Group, Inc. (a)	429	26,255
Ascena Retail Group, Inc. (a)	3,673	14,361
AutoNation, Inc. (a)	1,391	58,422
Barnes & Noble Education, Inc. (a)	818	8,515
Barnes & Noble, Inc.	1,279	10,936
Big 5 Sporting Goods Corp.	404	6,222
BMC Stock Holdings, Inc. (a)	1,173	27,331
Boot Barn Holdings, Inc. (a)	244	2,589
Buckle, Inc.	617	11,538
Build-A-Bear Workshop, Inc. (a)	212	2,205
Cabela’s, Inc. (a)	1,072	58,531
Caleres, Inc.	921	26,543
Cato Corp., Class A	557	12,566
Chico’s FAS, Inc.	2,794	38,613
Children’s Place, Inc.	370	42,476
Citi Trends, Inc.	368	6,915
Conn’s, Inc. (a)	430	7,568
Container Store Group, Inc. (a)	305	1,257
CST Brands, Inc.	1,590	76,781
Destination XL Group, Inc. (a)	666	1,698
Dick’s Sporting Goods, Inc.	1,866	94,326
DSW, Inc., Class A	1,458	30,064
Express, Inc. (a)	1,580	13,635
Finish Line, Inc., Class A	909	14,371
Five Below, Inc. (a)	1,134	55,702
Foot Locker, Inc.	2,873	222,198
Francesca’s Holdings Corp. (a)	795	12,545

24	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Specialty Retail (continued)
GameStop Corp., Class A	2,200	$49,918
Genesco, Inc. (a)	421	22,439
GNC Holdings, Inc., Class A	1,493	11,616
Group 1 Automotive, Inc.	447	30,821
Guess?, Inc.	1,308	14,597
Haverty Furniture Cos., Inc.	440	10,846
Hibbett Sports, Inc. (a)	467	12,142
Kirkland’s, Inc. (a)	239	2,811
Lithia Motors, Inc., Class A	505	48,253
Lumber Liquidators Holdings, Inc. (a)	518	12,717
MarineMax, Inc. (a)	529	10,765
Michaels Cos., Inc. (a)	1,804	42,142
Monro Muffler Brake, Inc.	669	34,688
Office Depot, Inc.	11,031	54,824
Party City Holdco, Inc. (a)	574	9,184
Penske Automotive Group, Inc.	824	39,313
Pier 1 Imports, Inc.	1,706	11,498
Rent-A-Center, Inc.	1,087	11,620
RH (a)	728	34,922
Sally Beauty Holdings, Inc. (a)	3,127	59,476
Sears Hometown and Outlet Stores, Inc. (a)	269	901
Select Comfort Corp. (a)	910	28,119
Shoe Carnival, Inc.	254	6,444
Sonic Automotive, Inc., Class A	619	12,132
Sportsman’s Warehouse Holdings, Inc. (a)	468	1,914
Stage Stores, Inc.	294	847
Staples, Inc.	13,751	134,347
Stein Mart, Inc.	575	1,420
Systemax, Inc.	197	2,608
Tailored Brands, Inc.	1,006	12,404
Tile Shop Holdings, Inc.	683	14,582
Tilly’s, Inc., Class A	187	1,788
Urban Outfitters, Inc. (a)	1,923	43,998
Vitamin Shoppe, Inc. (a)	519	10,017
West Marine, Inc. (a)	309	3,387
Williams-Sonoma, Inc.	1,886	101,938
Winmark Corp.	45	5,810
Zumiez, Inc. (a)	337	6,049

		1,922,435
Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp. (a)	2,293	36,298
Avid Technology, Inc. (a)	628	3,520
CPI Card Group, Inc.	229	824
Cray, Inc. (a)	829	14,839
Diebold Nixdorf, Inc.	1,452	40,947
Eastman Kodak Co. (a)	420	4,620
Electronics for Imaging, Inc. (a)	997	45,643
Immersion Corp. (a)	533	4,675
NCR Corp. (a)	2,626	108,323
Pure Storage, Inc., Class A (a)	1,397	14,822

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Stratasys Ltd. (a)	1,045	$25,874
Super Micro Computer, Inc. (a)	808	19,715
Synaptics, Inc. (a)	747	40,913
USA Technologies, Inc. (a)	508	2,489

		363,502
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	1,068	98,299
Columbia Sportswear Co.	573	32,443
Crocs, Inc. (a)	1,569	9,775
Culp, Inc.	197	6,324
Deckers Outdoor Corp. (a)	694	41,355
Delta Apparel, Inc. (a)	133	2,331
Fossil Group, Inc. (a)	913	15,749
G-III Apparel Group Ltd. (a)	927	21,970
Iconix Brand Group, Inc. (a)	807	5,649
Kate Spade & Co. (a)	2,742	47,711
lululemon athletica, Inc. (a)	2,069	107,588
Movado Group, Inc.	289	6,763
Oxford Industries, Inc.	325	18,843
Perry Ellis International, Inc. (a)	234	4,802
Sequential Brands Group, Inc. (a)	637	2,147
Skechers U.S.A., Inc., Class A (a)	2,784	70,296
Steven Madden Ltd. (a)	1,308	49,769
Superior Uniform Group, Inc.	125	2,280
Unifi, Inc. (a)	296	8,309
Vera Bradley, Inc. (a)	451	4,127
Vince Holding Corp. (a)	233	233
Wolverine World Wide, Inc.	2,064	49,763

		606,526
Thrifts & Mortgage Finance — 1.3%
Astoria Financial Corp.	1,988	40,535
Banc of California, Inc.	1,048	22,742
Bank Mutual Corp.	1,063	9,780
BankFinancial Corp.	433	6,400
Bear State Financial, Inc.	299	2,805
Beneficial Bancorp, Inc.	1,530	24,480
Berkshire Hills Bancorp, Inc.	722	27,075
BofI Holding, Inc. (a)	1,277	30,508
Brookline Bancorp, Inc.	1,502	21,854
BSB Bancorp, Inc. (a)	211	6,151
Capitol Federal Financial, Inc.	2,748	40,203
Charter Financial Corp.	302	5,542
Clifton Bancorp, Inc.	463	7,732
Dime Community Bancshares, Inc.	697	13,557
ESSA Bancorp, Inc.	159	2,406
Essent Group Ltd. (a)	1,695	62,732
EverBank Financial Corp.	2,222	43,329
Federal Agricultural Mortgage Corp., Class C	199	11,353
First Defiance Financial Corp.	197	10,567
Flagstar Bancorp, Inc. (a)	464	13,567
Flushing Financial Corp.	605	17,835

BLACKROCK FUNDS	APRIL 30, 2017	25

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (continued)
Hingham Institution for Savings	28	$5,026
Home Bancorp, Inc.	91	3,380
HomeStreet, Inc. (a)	544	14,144
Impac Mortgage Holdings, Inc. (a)	218	3,117
Kearny Financial Corp.	1,898	27,711
Ladder Capital Corp.	954	13,957
LendingTree, Inc. (a)	138	19,444
Meridian Bancorp, Inc.	1,044	18,322
Meta Financial Group, Inc.	177	15,027
MGIC Investment Corp. (a)	7,616	80,273
Nationstar Mortgage Holdings, Inc. (a)	667	10,745
NMI Holdings, Inc., Class A (a)	1,358	15,753
Northfield Bancorp, Inc.	932	17,130
Northwest Bancshares, Inc.	2,059	33,232
OceanFirst Financial Corp.	574	15,871
Ocwen Financial Corp. (a)	2,165	4,958
Oritani Financial Corp.	853	14,458
People’s United Financial, Inc.	7,136	124,666
Provident Bancorp, Inc. (a)	82	1,747
Provident Financial Holdings, Inc.	127	2,442
Provident Financial Services, Inc.	1,312	33,705
Radian Group, Inc.	4,803	81,075
SI Financial Group, Inc.	203	3,035
Southern Missouri Bancorp, Inc.	167	5,561
Territorial Bancorp, Inc.	195	6,035
TFS Financial Corp.	1,220	20,179
TrustCo Bank Corp. NY	1,937	15,399
United Community Financial Corp.	956	8,164
United Financial Bancorp, Inc.	1,090	18,824
Walker & Dunlop, Inc. (a)	596	26,731
Washington Federal, Inc.	1,936	65,243
Waterstone Financial, Inc.	563	10,697
Western New England Bancorp, Inc.	697	7,318
WSFS Financial Corp.	621	29,311

		1,193,833
Tobacco — 0.1%
Alliance One International, Inc. (a)	176	2,420
Turning Point Brands, Inc. (a)	122	1,929
Universal Corp.	526	38,634
Vector Group Ltd.	1,940	42,137

		85,120
Trading Companies & Distributors — 1.3%
Aceto Corp.	602	9,542
Air Lease Corp.	2,062	78,645
Aircastle Ltd.	1,033	24,399
Applied Industrial Technologies, Inc.	767	49,088
Beacon Roofing Supply, Inc. (a)	1,266	62,756
CAI International, Inc. (a)	303	6,248
DXP Enterprises, Inc. (a)	329	12,002

Common Stocks	Shares	Value
Trading Companies & Distributors (continued)
Foundation Building Materials, Inc. (a)	243	$3,934
GATX Corp.	863	51,694
GMS, Inc. (a)	165	5,966
H&E Equipment Services, Inc.	634	13,390
HD Supply Holdings, Inc. (a)	4,273	172,202
Herc Holdings, Inc. (a)	515	23,417
Kaman Corp.	576	27,654
Lawson Products, Inc. (a)	117	2,662
MRC Global, Inc. (a)	1,997	36,405
MSC Industrial Direct Co., Inc., Class A	935	83,711
Neff Corp., Class A (a)	234	4,118
NOW, Inc. (a)	2,286	38,885
Rush Enterprises, Inc., Class A (a)	647	24,424
Rush Enterprises, Inc., Class B (a)	112	3,880
SiteOne Landscape Supply, Inc. (a)	251	12,000
Textainer Group Holdings Ltd.	418	6,249
Titan Machinery, Inc. (a)	378	5,991
Triton International, Ltd.	851	26,049
United Rentals, Inc. (a)	1,878	205,941
Univar, Inc. (a)	918	27,402
Veritiv Corp. (a)	185	9,555
Watsco, Inc.	554	76,895
WESCO International, Inc. (a)	1,048	63,876
Willis Lease Finance Corp. (a)	56	1,272

		1,170,252
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	1,595	129,785
Wesco Aircraft Holdings, Inc. (a)	1,183	14,374

		144,159
Water Utilities — 0.3%
American States Water Co.	774	34,459
Aqua America, Inc.	3,770	124,749
AquaVenture Holdings, Ltd. (a)	106	1,947
Artesian Resources Corp., Class A	184	7,068
California Water Service Group	1,020	36,414
Connecticut Water Service, Inc.	209	11,217
Consolidated Water Co. Ltd.	249	2,938
Middlesex Water Co.	350	13,342
SJW Corp.	348	16,996
York Water Co.	240	9,000

		258,130
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc. (a)	818	11,689
NII Holdings, Inc. (a)	1,367	1,179
RingCentral, Inc., Class A (a)	1,245	39,778
Shenandoah Telecommunications Co.	979	31,328
Spok Holdings, Inc.	439	7,880
Telephone & Data Systems, Inc.	2,058	56,513

26	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Wireless Telecommunication Services (continued)
United States Cellular Corp. (a)	311	$12,185

		160,552
Total Common Stocks — 99.1%		89,370,604

Investment Companies
United States — 0.5%
iShares Russell Mid-Cap ETF (c)	421	79,422
iShares Russell 2000 ETF (c)	2,492	346,537
Total Investment Companies — 0.5%		425,959

Rights — 0.0%
Biotechnology — 0.0%
Dyax Corp. (a)	502	1,150

		Value
Total Long-Term Investments (Cost — $81,571,007) — 99.6%		$89,797,713

Short-Term Securities	Shares

BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (c)(d)	2,053,060	2,053,060
SL Liquidity Series, LLC, Money Market Series, 1.09% (c)(d)(e)	521,592	521,697
Total Short-Term Securities (Cost — $2,574,709) — 2.8%		2,574,757
Total Investments (Cost — $84,145,716) — 102.4%		92,372,470
Liabilities in Excess of Other Assets — (2.4)%		(2,163,104)

Net Assets — 100.0%		$90,209,366

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$84,201,395

Gross unrealized appreciation	$10,150,990
Gross unrealized depreciation	(1,979,915)

Net unrealized appreciation	$8,171,075

BLACKROCK FUNDS	APRIL 30, 2017	27

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	2,053,061	[1]	—	2,053,061	$2,053,061	$4,710		—	—
BlackRock Premier Government Institutional Fund	2,735,369	—		(2,735,369)[2]	—	—	980		$11	$49
PennyMac Mortgage Investment Trust	521	462		—	983	17,576	1,237		—	914
SL Liquidity Series, LLC, Money Market Series	136,471	2,236,563		(1,851,442)	521,592	521,697	21,500	[3]	10	11
iShares Russell 2000 ETF	—	14,144		(11,652)	2,492	346,538	543		3,788	6,757
iShares Russell Mid-Cap ETF	—	7,686		(7,265)	421	$79,422	$453		3,805	$1,853
Total						$3,018,294	$29,423		$7,614	$9,584

[1] Represents net shares purchased.
[2] Represents net shares sold.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
6	Russell 2000 E-Mini Index	June 2017	$419,520	$(3,948)
1	S&P MidCap 400 E-Mini Index	June 2017	$173,000	(1,332)
Total				$(5,280)

28	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$89,351,083	$19,521	$—	$89,370,604
Investment Companies	425,959	—	—	425,959
Rights	—	—	1,150	1,150
Short-Term Securities	2,053,060	—	—	2,053,060

Subtotal	$91,830,102	$19,521	$1,150	$91,850,773

Investments Valued at NAV[2]				521,697

Total				$92,372,470

Derivative Financial Instruments[3]
Liabilities:
Equity contracts	$(5,280)	—	—	$(5,280)

[1] See above Schedule of Investments for values in each industry.

[2] As of April 30, 2017, certain of the Trust’s Investments were fair valued using net asset value(“NAV”) per share and have been excluded from the fair value hierarchy.

[3]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BLACKROCK FUNDS	APRIL 30, 2017	29

Schedule of Investments (concluded)	BlackRock Small/Mid Cap Index Fund

During the period ended April 30, 2017, there were no transfers between levels.

30	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Total Stock Market Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.1%
AAR Corp.	576	$20,730
Aerojet Rocketdyne Holdings, Inc. (a)	1,016	22,769
Aerovironment, Inc. (a)	274	7,828
Arconic, Inc.	11,231	306,943
Astronics Corp. (a)	299	9,721
Axon Enterprise, Inc. (a)	1,444	35,494
Boeing Co.	14,796	2,734,745
Cubic Corp.	548	28,441
Curtiss-Wright Corp.	963	90,002
DigitalGlobe, Inc. (a)	1,557	50,135
Ducommun, Inc. (a)	229	6,730
Engility Holdings, Inc. (a)	406	11,510
Esterline Technologies Corp. (a)	696	63,649
General Dynamics Corp.	5,995	1,161,771
HEICO Corp.	477	33,900
HEICO Corp., Class A	1,927	118,125
Hexcel Corp.	2,007	103,862
Huntington Ingalls Industries, Inc.	1,095	219,975
KEYW Holding Corp. (a)	934	8,864
KLX, Inc. (a)	1,279	60,497
Kratos Defense & Security Solutions, Inc. (a)	883	6,728
L3 Technologies, Inc.	1,914	328,768
Lockheed Martin Corp.	6,122	1,649,573
Moog, Inc., Class A (a)	1,056	72,494
National Presto Industries, Inc.	82	8,557
Northrop Grumman Corp.	4,043	994,416
Orbital ATK, Inc.	1,348	133,452
Raytheon Co.	7,242	1,124,031
Rockwell Collins, Inc.	3,896	405,535
Sparton Corp. (a)	231	5,144
Spirit Aerosystems Holdings, Inc., Class A	3,163	180,797
Teledyne Technologies, Inc. (a)	1,187	160,043
Textron, Inc.	6,625	309,123
TransDigm Group, Inc.	1,236	304,958
Triumph Group, Inc.	1,299	34,034
United Technologies Corp.	19,093	2,271,876
Vectrus, Inc. (a)	359	9,133

		13,094,353
Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc. (a)	816	15,006
Atlas Air Worldwide Holdings, Inc. (a)	475	27,550
C.H. Robinson Worldwide, Inc.	3,439	250,015
Echo Global Logistics, Inc. (a)	550	10,313
Expeditors International of Washington, Inc.	4,431	248,535
FedEx Corp.	6,209	1,177,847
Forward Air Corp.	560	29,775
Hub Group, Inc., Class A (a)	632	24,743

Common Stocks	Shares	Value
Air Freight & Logistics (continued)
Park-Ohio Holdings Corp.	132	$5,194
Radiant Logistics, Inc. (a)	1,065	6,390
United Parcel Service, Inc., Class B	17,012	1,828,110
XPO Logistics, Inc. (a)	2,256	111,424

		3,734,902
Airlines — 0.6%
Alaska Air Group, Inc.	2,799	238,167
Allegiant Travel Co.	307	44,638
American Airlines Group, Inc.	12,997	553,932
Copa Holdings SA, Class A	806	93,834
Delta Air Lines, Inc.	18,259	829,689
Hawaiian Holdings, Inc. (a)	1,184	64,291
JetBlue Airways Corp. (a)	7,418	161,935
SkyWest, Inc.	1,724	64,133
Southwest Airlines Co.	16,121	906,323
Spirit Airlines, Inc. (a)	1,641	93,980
United Continental Holdings, Inc. (a)	7,690	539,915

		3,590,837
Auto Components — 0.5%
Adient PLC	2,281	167,790
Allison Transmission Holdings, Inc.	3,103	120,024
American Axle & Manufacturing Holdings, Inc. (a)	2,102	36,974
BorgWarner, Inc.	5,939	251,101
Cooper Tire & Rubber Co.	1,248	47,798
Cooper-Standard Holding, Inc. (a)	383	43,306
Dana, Inc.	3,424	66,494
Delphi Automotive PLC	6,644	534,178
Dorman Products, Inc. (a)	620	51,553
Fox Factory Holding Corp. (a)	691	20,764
Gentex Corp.	6,260	129,269
Gentherm, Inc. (a)	724	26,897
Goodyear Tire & Rubber Co.	6,687	242,270
Horizon Global Corp. (a)	519	7,313
Johnson Controls International PLC	22,533	936,697
LCI Industries	539	54,520
Lear Corp.	1,845	263,208
Modine Manufacturing Co. (a)	686	8,301
Motorcar Parts of America, Inc. (a)	249	7,550
Spartan Motors, Inc.	620	5,115
Standard Motor Products, Inc.	386	19,620
Stoneridge, Inc. (a)	452	8,864
Strattec Security Corp.	195	6,269
Superior Industries International, Inc.	483	10,505
Tenneco, Inc.	1,503	94,734
Tower International, Inc.	322	8,726
Visteon Corp. (a)	826	85,037

		3,254,877

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Automobiles — 0.6%
Ford Motor Co.	98,056	$1,124,702
General Motors Co.	35,309	1,223,104
Harley-Davidson, Inc.	4,481	254,566
Tesla, Inc. (a)	3,043	955,715
Thor Industries, Inc.	1,051	101,085
Winnebago Industries, Inc.	515	14,780

		3,673,952
Banks — 6.4%
1st Source Corp.	180	8,696
Access National Corp.	555	15,723
ACNB Corp.	387	11,978
Allegiance Bancshares, Inc. (a)	408	15,932
American National Bankshares, Inc.	234	8,986
Ameris Bancorp	882	41,542
Ames National Corp.	233	7,200
Arrow Financial Corp.	430	14,727
Associated Banc-Corp	3,670	91,383
Bancfirst Corp.	95	9,125
Banco Latinoamericano de Comercio Exterior SA	516	14,799
BancorpSouth, Inc.	2,073	63,123
Bank of America Corp.	256,164	5,978,868
Bank of Hawaii Corp.	882	71,865
Bank of the Ozarks, Inc.	1,875	89,006
BankUnited, Inc.	2,121	74,850
Bankwell Financial Group, Inc.	1,857	67,112
Banner Corp.	592	32,678
Bar Harbor Bankshares	2,164	66,630
BB&T Corp.	20,141	869,688
Blue Hills Bancorp, Inc.	840	15,204
BNC Bancorp	1,442	48,235
BOK Financial Corp.	589	49,647
Boston Private Financial Holdings, Inc.	4,725	73,710
Bridge Bancorp, Inc.	369	13,376
Bryn Mawr Bank Corp.	476	20,420
Camden National Corp.	528	22,572
Capital Bank Financial Corp., Class A	303	12,575
Carolina Financial Corp.	506	15,615
Cathay General Bancorp	2,019	76,823
Centerstate Banks, Inc.	3,196	80,635
Central Pacific Financial Corp.	427	13,357
Chemical Financial Corp.	1,425	67,616
CIT Group, Inc.	6,083	281,704
Citigroup, Inc.	68,860	4,071,003
Citizens & Northern Corp.	2,734	63,565
Citizens Financial Group, Inc.	14,859	545,474
City Holding Co.	249	17,701
CoBiz Financial, Inc.	792	13,013
Codorus Valley Bancorp, Inc.	295	8,552
Columbia Banking System, Inc.	991	39,154

Common Stocks	Shares	Value
Banks (continued)
Comerica, Inc.	4,193	$296,445
Commerce Bancshares, Inc.	1,992	109,460
Community Bank System, Inc.	1,056	59,083
Community Trust Bancorp, Inc.	312	14,024
ConnectOne Bancorp, Inc.	619	13,742
CU Bancorp (a)	561	20,911
Cullen/Frost Bankers, Inc.	1,116	105,339
Customers Bancorp, Inc. (a)	320	9,898
CVB Financial Corp.	3,868	83,317
Eagle Bancorp, Inc. (a)	521	31,208
East West Bancorp, Inc.	3,363	182,510
Enterprise Financial Services Corp.	346	14,619
Farmers Capital Bank Corp.	262	10,873
FCB Financial Holdings, Inc., Class A (a)	513	24,239
Fidelity Southern Corp.	744	16,755
Fifth Third Bancorp	20,998	512,981
Financial Institutions, Inc.	439	14,707
First Bancorp, Inc.	314	8,469
First Bancorp, North Carolina	584	17,543
First Bancorp, Puerto Rico (a)	1,903	11,190
First Busey Corp.	408	12,220
First Business Financial Services, Inc.	443	11,771
First Citizens BancShares, Inc., Class A	164	57,082
First Commonwealth Financial Corp.	1,105	14,266
First Community Bancshares, Inc.	576	15,241
First Community Financial Partners, Inc. (a)	703	9,174
First Financial Bancorp	1,627	44,987
First Financial Bankshares, Inc.	1,943	77,623
First Financial Corp.	269	13,127
First Foundation, Inc. (a)	1,126	17,678
First Hawaiian, Inc.	374	11,134
First Horizon National Corp.	5,041	92,502
First Interstate Bancsystem, Inc., Class A	383	14,458
First Merchants Corp.	616	25,490
First Midwest Bancorp, Inc.	3,356	76,215
First NBC Bank Holding Co. (a)	204	541
First of Long Island Corp.	640	17,408
First Republic Bank	3,702	342,287
FNB Corp.	6,894	98,171
Franklin Financial Network, Inc. (a)	413	16,747
Fulton Financial Corp.	2,904	53,579
German American Bancorp, Inc.	626	20,566
Glacier Bancorp, Inc.	2,406	81,275
Great Southern Bancorp, Inc.	266	13,340
Great Western Bancorp, Inc.	1,678	69,134
Hancock Holding Co.	2,969	138,652
Hanmi Financial Corp.	471	13,683
Heartland Financial USA, Inc.	347	16,656

2	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Banks (continued)
Heritage Commerce Corp.	1,357	$19,378
Heritage Financial Corp.	731	19,298
Home BancShares, Inc.	2,685	68,333
HomeTrust Bancshares, Inc. (a)	642	16,050
Hope Bancorp, Inc.	3,638	66,612
Horizon Bancorp	598	16,140
Huntington Bancshares, Inc.	25,928	333,434
Iberiabank Corp.	1,353	107,361
Independent Bank Corp.	1,342	47,843
Independent Bank Group, Inc.	156	9,383
International Bancshares Corp.	909	33,997
Investors Bancorp, Inc.	6,086	84,291
JPMorgan Chase & Co.	89,887	7,820,169
KeyCorp	25,463	464,445
Lakeland Bancorp, Inc.	1,021	19,858
Lakeland Financial Corp.	316	14,429
LCNB Corp.	345	7,642
LegacyTexas Financial Group, Inc.	863	32,630
M&T Bank Corp.	3,596	558,854
Macatawa Bank Corp.	816	7,809
MainSource Financial Group, Inc.	511	17,476
MB Financial, Inc.	1,595	67,803
MBT Financial Corp.	784	8,781
Mercantile Bank Corp.	497	16,714
Merchants Bancshares, Inc.	158	7,868
MutualFirst Financial, Inc.	253	8,336
National Bank Holdings Corp., Class A	665	20,994
National Bankshares, Inc.	185	7,779
NBT Bancorp, Inc.	716	27,337
Nicolet Bankshares, Inc. (a)	324	15,973
OFG Bancorp	1,049	12,273
Old Line Bancshares, Inc.	322	8,939
Old National Bancorp	2,410	40,488
Opus Bank	316	7,126
Orrstown Financial Services, Inc.	348	7,465
Pacific Continental Corp.	915	22,875
Pacific Premier Bancorp, Inc. (a)	500	18,275
PacWest Bancorp	2,573	127,080
Park National Corp.	310	32,683
Park Sterling Corp.	2,049	25,203
Peapack Gladstone Financial Corp.	523	16,767
Penns Woods Bancorp, Inc.	162	6,755
Peoples Bancorp, Inc.	664	22,231
Peoples Financial Services Corp.	169	7,595
Pinnacle Financial Partners, Inc.	1,031	65,984
PNC Financial Services Group, Inc. (b)	12,113	1,450,532
Popular, Inc.	2,812	117,851
Preferred Bank	405	21,461
Premier Financial Bancorp, Inc.	400	8,572
PrivateBancorp, Inc.	1,663	96,072
Prosperity Bancshares, Inc.	1,572	105,638
QCR Holdings, Inc.	413	18,833

Common Stocks	Shares	Value
Banks (continued)
Regions Financial Corp.	30,931	$425,301
Renasant Corp.	687	29,129
Republic First Bancorp, Inc. (a)	1,213	10,432
S&T Bancorp, Inc.	563	20,245
Sandy Spring Bancorp, Inc.	402	17,386
Seacoast Banking Corp. of Florida (a)	515	12,463
ServisFirst Bancshares, Inc.	1,364	51,559
Signature Bank (a)	1,670	231,211
Simmons First National Corp., Class A	548	29,948
South State Corp.	686	60,471
Southern First Bancshares, Inc. (a)	1,575	53,077
Southside Bancshares, Inc.	1,883	65,378
Southwest Bancorp, Inc.	219	5,683
State Bank Financial Corp.	612	16,438
Sterling Bancorp	3,268	75,981
Stock Yards Bancorp, Inc.	496	20,336
Stonegate Bank	463	21,252
Summit Financial Group, Inc.	488	10,673
SunTrust Banks, Inc.	12,440	706,716
SVB Financial Group (a)	1,560	274,466
Synovus Financial Corp.	2,536	106,005
TCF Financial Corp.	4,103	67,741
Texas Capital Bancshares, Inc. (a)	1,429	108,747
Tompkins Financial Corp.	237	19,593
TowneBank	886	28,751
Trico Bancshares	439	15,567
Tristate Capital Holdings, Inc. (a)	771	19,198
Triumph Bancorp, Inc. (a)	569	12,746
Trustmark Corp.	1,081	35,911
U.S. Bancorp	39,837	2,042,841
UMB Financial Corp.	908	65,821
Umpqua Holdings Corp.	4,658	82,307
Union Bankshares Corp.	1,170	40,061
Union Bankshares, Inc.	330	13,877
United Bankshares, Inc.	1,848	73,717
United Community Banks, Inc.	1,961	53,633
Univest Corp. of Pennsylvania	396	11,999
Valley National Bancorp	6,763	79,533
Washington Trust Bancorp, Inc.	276	13,579
WashingtonFirst Bankshares, Inc.	301	8,467
Webster Financial Corp.	1,967	99,943
Wells Fargo & Co.	112,699	6,067,714
WesBanco, Inc.	1,029	40,964
Westamerica BanCorp	648	35,653
Western Alliance Bancorp (a)	1,950	93,405
Wintrust Financial Corp.	1,095	77,592
Zions Bancorporation	4,494	179,895

		39,857,302
Beverages — 1.7%
Boston Beer Co., Inc., Class A (a)	166	23,962
Brown-Forman Corp., Class A	1,148	55,173

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Beverages (continued)
Brown-Forman Corp., Class B	4,677	$221,316
Coca-Cola Bottling Co. Consolidated	89	18,855
Coca-Cola Co.	96,275	4,154,266
Constellation Brands, Inc., Class A	4,124	711,555
Craft Brew Alliance, Inc. (a)	284	3,862
Dr. Pepper Snapple Group, Inc.	4,681	429,014
MGP Ingredients, Inc.	219	11,467
Molson Coors Brewing Co., Class B	4,252	407,724
Monster Beverage Corp. (a)	10,329	468,730
National Beverage Corp.	227	20,110
PepsiCo, Inc.	35,343	4,003,655
Primo Water Corp. (a)	879	10,522

		10,540,211
Biotechnology — 3.0%
AbbVie, Inc.	40,007	2,638,062
ACADIA Pharmaceuticals, Inc. (a)	2,668	91,592
Acceleron Pharma, Inc. (a)	555	18,326
Achillion Pharmaceuticals, Inc. (a)	2,422	8,259
Acorda Therapeutics, Inc. (a)	1,558	25,162
Adamas Pharmaceuticals, Inc. (a)	202	3,309
Aduro Biotech, Inc. (a)	478	4,613
Advaxis, Inc. (a)	420	3,595
Aevi Genomic Medicine, Inc. (a)	709	1,134
Agenus, Inc. (a)	860	3,087
Agios Pharmaceuticals, Inc. (a)	616	30,621
Aimmune Therapeutics, Inc. (a)	432	8,398
Akebia Therapeutics, Inc. (a)	437	5,760
Alder Biopharmaceuticals, Inc. (a)	843	16,902
Alexion Pharmaceuticals, Inc. (a)	5,359	684,773
Alkermes PLC (a)	3,521	205,098
Alnylam Pharmaceuticals, Inc. (a)	2,085	111,756
AMAG Pharmaceuticals, Inc. (a)	692	16,885
Amgen, Inc.	18,837	3,076,459
Amicus Therapeutics, Inc. (a)	2,618	20,106
Anavex Life Sciences Corp. (a)	580	3,265
Applied Genetic Technologies Corp. (a)	171	958
Aptevo Therapeutics, Inc. (a)	323	646
AquaBounty Technologies, Inc. (a)	16	124
Ardelyx, Inc. (a)	547	7,330
Arena Pharmaceuticals, Inc. (a)	3,789	5,077
Array BioPharma, Inc. (a)	3,222	27,935
Arrowhead Pharmaceuticals, Inc. (a)	681	1,056
Atara Biotherapeutics, Inc. (a)	449	7,678
Athersys, Inc. (a)	1,234	1,826
Avexis, Inc. (a)	61	4,910
Axovant Sciences Ltd. (a)	290	7,030
Bellicum Pharmaceuticals, Inc. (a)	229	3,062
BioCryst Pharmaceuticals, Inc. (a)	2,094	13,276
Biogen, Inc. (a)	5,430	1,472,670
BioMarin Pharmaceutical, Inc. (a)	4,383	420,067

Common Stocks	Shares	Value
Biotechnology (continued)
Biospecifics Technologies Corp. (a)	73	$4,141
BioTime, Inc. (a)	1,303	4,430
Bioverativ, Inc. (a)	2,517	148,025
Bluebird Bio, Inc. (a)	1,050	93,397
Blueprint Medicines Corp. (a)	404	18,818
Cara Therapeutics, Inc. (a)(c)	462	7,341
Celgene Corp. (a)	19,166	2,377,542
Celldex Therapeutics, Inc. (a)	2,655	8,841
Cellular Biomedicine Group, Inc. (a)	281	3,035
ChemoCentryx, Inc. (a)	482	3,490
Chimerix, Inc. (a)	931	5,567
Clovis Oncology, Inc. (a)	806	46,659
Coherus Biosciences, Inc. (a)	566	10,867
Concert Pharmaceuticals, Inc. (a)	219	3,476
Curis, Inc. (a)	1,975	4,779
Cytokinetics, Inc. (a)	407	6,675
CytomX Therapeutics, Inc. (a)	253	3,975
Dynavax Technologies Corp. (a)	478	2,653
Eagle Pharmaceuticals, Inc. (a)	156	14,132
Edge Therapeutics, Inc. (a)	255	2,647
Editas Medicine, Inc. (a)	30	566
Emergent Biosolutions, Inc. (a)	869	25,992
Enanta Pharmaceuticals, Inc. (a)	421	13,367
Epizyme, Inc. (a)	581	10,487
Esperion Therapeutics, Inc. (a)	354	12,655
Exact Sciences Corp. (a)	2,903	87,119
Exelixis, Inc. (a)	5,307	118,877
FibroGen, Inc. (a)	1,025	28,700
Five Prime Therapeutics, Inc. (a)	764	26,633
Flexion Therapeutics, Inc. (a)	493	10,062
Foundation Medicine, Inc. (a)	293	10,401
Genomic Health, Inc. (a)	261	8,576
Geron Corp. (a)(c)	2,354	6,026
Gilead Sciences, Inc.	33,314	2,283,675
Global Blood Therapeutics, Inc. (a)	1,180	34,161
Halozyme Therapeutics, Inc. (a)	3,170	44,190
Heron Therapeutics, Inc. (a)	3,881	59,573
Idera Pharmaceuticals, Inc. (a)	2,309	5,426
Ignyta, Inc. (a)	481	4,257
ImmunoGen, Inc. (a)	2,093	9,084
Immunomedics, Inc. (a)	1,402	8,033
Incyte Corp. (a)	3,993	496,250
Innoviva, Inc. (a)	2,582	30,429
Inotek Pharmaceuticals Corp. (a)(c)	326	652
Inovio Pharmaceuticals, Inc. (a)	806	5,070
Insmed, Inc. (a)	1,242	22,915
Insys Therapeutics, Inc. (a)(c)	259	2,914
Intercept Pharmaceuticals, Inc. (a)	320	35,952
Intrexon Corp. (a)(c)	1,092	22,757
Invitae Corp. (a)	635	7,004
Ionis Pharmaceuticals, Inc. (a)	2,778	133,872
Ironwood Pharmaceuticals, Inc. (a)	3,329	54,329
Juno Therapeutics, Inc. (a)	1,860	46,388
Karyopharm Therapeutics, Inc. (a)	521	5,325

4	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Biotechnology (continued)
Keryx Biopharmaceuticals, Inc. (a)	1,317	$7,797
Kite Pharma, Inc. (a)	1,099	90,206
La Jolla Pharmaceutical Co. (a)	192	5,568
Lexicon Pharmaceuticals, Inc. (a)	862	13,456
Ligand Pharmaceuticals, Inc. (a)	551	61,255
Lion Biotechnologies, Inc. (a)	1,066	7,302
Loxo Oncology, Inc. (a)	925	42,605
MacroGenics, Inc. (a)	529	11,432
MannKind Corp. (a)(c)	504	440
MediciNova, Inc. (a)(c)	353	2,030
Merrimack Pharmaceuticals, Inc. (a)	2,034	6,773
MiMedx Group, Inc. (a)	1,930	24,492
Minerva Neurosciences, Inc. (a)	223	1,695
Momenta Pharmaceuticals, Inc. (a)	1,073	15,398
Myriad Genetics, Inc. (a)	1,797	33,047
Natera, Inc. (a)	274	2,480
Neurocrine Biosciences, Inc. (a)	2,159	115,291
NewLink Genetics Corp. (a)	181	3,383
Novavax, Inc. (a)	5,716	4,665
OncoMed Pharmaceuticals, Inc. (a)	75	296
Ophthotech Corp. (a)	521	1,547
OPKO Health, Inc. (a)(c)	7,590	58,974
Organovo Holdings, Inc. (a)	1,130	3,277
Otonomy, Inc. (a)	261	3,484
OvaScience, Inc. (a)	115	174
PDL BioPharma, Inc.	4,251	9,565
Pfenex, Inc. (a)	404	1,943
Portola Pharmaceuticals, Inc. (a)	1,510	60,385
Progenics Pharmaceuticals, Inc. (a)	1,204	9,536
Protagonist Therapeutics, Inc. (a)	153	1,548
Prothena Corp. PLC (a)	1,281	69,341
PTC Therapeutics, Inc. (a)	727	8,833
Puma Biotechnology, Inc. (a)	555	22,533
Radius Health, Inc. (a)	623	24,341
Regeneron Pharmaceuticals, Inc. (a)	1,990	773,095
REGENXBIO, Inc. (a)	258	5,392
Regulus Therapeutics, Inc. (a)	434	673
Repligen Corp. (a)	657	24,171
Retrophin, Inc. (a)	615	12,048
Rigel Pharmaceuticals, Inc. (a)	1,849	5,529
Sage Therapeutics, Inc. (a)	816	57,936
Sangamo Therapeutics, Inc. (a)	1,093	5,246
Sarepta Therapeutics, Inc. (a)	974	35,317
Seattle Genetics, Inc. (a)	2,268	154,904
Seres Therapeutics, Inc. (a)	199	1,956
Sorrento Therapeutics, Inc. (a)	164	320
Spark Therapeutics, Inc. (a)	361	20,927
Spectrum Pharmaceuticals, Inc. (a)	1,047	7,968
Stemline Therapeutics, Inc. (a)	346	3,079
Synergy Pharmaceuticals, Inc. (a)	3,590	14,791
Synthetic Biologics, Inc. (a)	1,301	742
TESARO, Inc. (a)	681	100,509

Common Stocks	Shares	Value
Biotechnology (continued)
Tetraphase Pharmaceuticals, Inc. (a)	851	$6,748
TG Therapeutics, Inc. (a)	4,265	47,128
Trevena, Inc. (a)	537	1,756
Ultragenyx Pharmaceutical, Inc. (a)	938	60,398
United Therapeutics Corp. (a)	1,031	129,597
Vanda Pharmaceuticals, Inc. (a)	666	10,156
Versartis, Inc. (a)	676	12,438
Vertex Pharmaceuticals, Inc. (a)	6,245	738,783
XBiotech, Inc. (a)	186	2,024
Xencor, Inc. (a)	1,364	35,014
ZIOPHARM Oncology, Inc. (a)(c)	2,000	14,080

		18,400,831
Building Products — 0.3%
AAON, Inc.	790	28,953
Advanced Drainage Systems, Inc.	647	14,913
Allegion PLC	2,215	174,188
Ameresco, Inc., Class A (a)	7,626	49,188
American Woodmark Corp. (a)	274	25,181
AO Smith Corp.	3,326	179,205
Apogee Enterprises, Inc.	558	30,411
Armstrong Flooring, Inc. (a)	377	7,235
Armstrong World Industries, Inc. (a)	1,159	54,183
Builders FirstSource, Inc. (a)	1,712	27,409
Caesarstone Ltd. (a)	516	20,485
Continental Building Products, Inc. (a)	596	14,513
CSW Industrials, Inc. (a)	435	15,399
Fortune Brands Home & Security, Inc.	4,641	295,817
Gibraltar Industries, Inc. (a)	600	23,550
Griffon Corp.	454	10,896
Insteel Industries, Inc.	261	9,085
Lennox International, Inc.	894	147,859
Masco Corp.	9,229	341,657
Masonite International Corp. (a)	1,175	97,760
NCI Building Systems, Inc. (a)	625	10,937
Owens Corning	2,609	158,758
Patrick Industries, Inc. (a)	267	18,970
PGT Innovations, Inc. (a)	761	8,295
Ply Gem Holdings, Inc. (a)	364	7,007
Quanex Building Products Corp.	446	9,098
Simpson Manufacturing Co., Inc.	1,080	45,047
Trex Co., Inc. (a)	730	53,429
Universal Forest Products, Inc.	485	46,216
USG Corp. (a)	2,327	70,508

		1,996,152
Capital Markets — 2.0%
Affiliated Managers Group, Inc.	1,427	236,297
Ameriprise Financial, Inc.	3,785	483,912
Artisan Partners Asset Management, Inc., Class A	738	21,623

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Capital Markets (continued)
Associated Capital Group, Inc., Class A	152	$5,115
B. Riley Financial, Inc.	227	3,416
Bank of New York Mellon Corp.	26,049	1,225,866
BGC Partners, Inc., Class A	5,772	65,685
BlackRock, Inc. (b)	3,003	1,154,864
Charles Schwab Corp.	28,739	1,116,510
Cohen & Steers, Inc.	390	15,561
Cowen Group, Inc., Class A (a)	773	12,291
Diamond Hill Investment Group, Inc.	56	11,320
Donnelley Financial Solutions, Inc. (a)	406	9,021
E*Trade Financial Corp. (a)	7,455	257,570
Eaton Vance Corp.	2,759	118,444
Evercore Partners, Inc., Class A	930	68,587
Federated Investors, Inc., Class B	1,311	35,161
Financial Engines, Inc.	1,437	61,073
Franklin Resources, Inc.	9,541	411,313
Gain Capital Holdings, Inc.	726	5,147
Goldman Sachs Group, Inc.	9,582	2,144,452
Greenhill & Co., Inc.	453	11,461
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	739	16,199
HFF, Inc., Class A	701	22,011
Houlihan Lokey, Inc.	453	15,194
INTL. FCStone, Inc. (a)	199	7,433
Invesco Ltd.	10,875	358,222
Janus Capital Group, Inc.	3,891	53,151
KCG Holdings, Inc., Class A (a)	920	18,308
Ladenburg Thalmann Financial Services, Inc. (a)	380	1,056
Lazard Ltd., Class A	3,007	129,121
Legg Mason, Inc.	2,813	105,150
LPL Financial Holdings, Inc.	2,333	98,079
Marcus & Millichap, Inc. (a)	477	12,307
Moelis & Co., Class A	295	10,827
Morgan Stanley	35,013	1,518,514
Northern Trust Corp.	4,972	447,480
OM Asset Management PLC	855	13,304
Oppenheimer Holdings, Inc., Class A	269	4,654
Piper Jaffray Cos.	266	16,652
PJT Partners, Inc., Class A	381	13,205
Raymond James Financial, Inc.	3,335	248,524
Safeguard Scientifics, Inc. (a)	589	7,480
SEI Investments Co.	2,908	147,465
State Street Corp.	10,172	853,431
Stifel Financial Corp. (a)	1,834	89,628
T. Rowe Price Group, Inc.	6,196	439,234
TD Ameritrade Holding Corp.	6,537	250,171
Virtu Financial, Inc., Class A	804	12,382
Virtus Investment Partners, Inc.	98	10,427

Common Stocks	Shares	Value
Capital Markets (continued)
Waddell & Reed Financial, Inc., Class A	2,763	$49,706
Westwood Holdings Group, Inc.	168	9,374
WisdomTree Investments, Inc.	2,265	18,913

		12,472,291
Chemicals — 2.2%
A. Schulman, Inc.	547	17,313
AdvanSix, Inc. (a)	1,613	43,970
Air Products & Chemicals, Inc.	4,796	673,838
Albemarle Corp.	3,030	329,997
American Vanguard Corp.	632	10,586
Ashland Global Holdings, Inc.	1,745	215,507
Axalta Coating Systems Ltd. (a)	4,856	152,333
Balchem Corp.	746	60,545
Cabot Corp.	1,678	100,999
Calgon Carbon Corp.	890	12,949
Celanese Corp., Series A	3,578	311,429
CF Industries Holdings, Inc.	5,349	143,032
Chase Corp.	109	11,173
Chemours Co.	4,126	166,237
Codexis, Inc. (a)	807	3,551
Dow Chemical Co.	27,911	1,752,811
E.I. du Pont de Nemours & Co.	21,478	1,712,870
Eastman Chemical Co.	3,812	304,007
Ecolab, Inc.	6,421	828,887
Ferro Corp. (a)	1,490	26,701
Flotek Industries, Inc. (a)	1,115	13,391
FMC Corp.	3,825	280,105
GCP Applied Technologies, Inc. (a)	1,898	62,444
Hawkins, Inc.	210	10,731
HB Fuller Co.	1,285	67,887
Huntsman Corp.	4,632	114,735
Ingevity Corp. (a)	1,059	66,961
Innophos Holdings, Inc.	357	17,115
Innospec, Inc.	470	31,020
International Flavors & Fragrances, Inc.	2,068	286,604
KMG Chemicals, Inc.	107	5,623
Koppers Holdings, Inc. (a)	1,213	51,492
Kraton Corp. (a)	594	19,430
Landec Corp. (a)	899	12,361
LSB Industries, Inc. (a)	74	815
LyondellBasell Industries NV, Class A	8,126	688,760
Minerals Technologies, Inc.	798	62,803
Monsanto Co.	10,814	1,261,021
Mosaic Co.	10,490	282,496
NewMarket Corp.	165	77,665
Olin Corp.	3,854	123,829
OMNOVA Solutions, Inc. (a)	1,355	12,872
Platform Specialty Products Corp. (a)	4,855	68,795
PolyOne Corp.	2,489	97,594

6	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Chemicals (continued)
PPG Industries, Inc.	6,872	$754,820
Praxair, Inc.	6,932	866,361
Quaker Chemical Corp.	362	52,345
Rayonier Advanced Materials, Inc.	841	11,143
RPM International, Inc.	3,020	158,731
Scotts Miracle-Gro Co., Class A	1,001	96,697
Sensient Technologies Corp.	1,195	97,751
Sherwin-Williams Co.	1,964	657,312
Stepan Co.	356	30,189
TerraVia Holdings, Inc. (a)(c)	1,012	477
Trecora Resources (a)	733	8,100
Tredegar Corp.	681	11,679
Trinseo SA	561	37,250
Tronox Ltd., Class A	1,229	20,291
Valspar Corp.	2,048	230,277
Versum Materials, Inc.	2,250	72,045
Westlake Chemical Corp.	854	53,161
WR Grace & Co.	1,645	114,689

		13,868,602
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	1,274	55,024
ACCO Brands Corp. (a)	2,042	29,099
Aqua Metals, Inc. (a)(c)	1,057	17,441
ARC Document Solutions, Inc. (a)	941	3,463
Brink’s Co.	1,070	65,698
Casella Waste Systems, Inc., Class A (a)	782	11,769
Ceco Environmental Corp.	925	10,443
Cintas Corp.	2,050	251,063
Clean Harbors, Inc. (a)	1,173	68,163
Copart, Inc. (a)	5,170	159,753
Covanta Holding Corp.	3,235	47,069
Deluxe Corp.	1,071	77,016
Encore Capital Group, Inc. (a)	330	11,006
Ennis, Inc.	495	8,712
Essendant, Inc.	636	10,621
Healthcare Services Group, Inc.	1,716	78,782
Heritage-Crystal Clean, Inc. (a)	397	5,975
Herman Miller, Inc.	1,453	48,094
HNI Corp.	1,046	48,911
InnerWorkings, Inc. (a)	577	6,110
Interface, Inc.	1,200	23,880
Iron Mountain, Inc.	7,835	272,345
KAR Auction Services, Inc.	3,951	172,343
Kimball International, Inc., Class B	1,050	18,659
Knoll, Inc.	939	22,498
LSC Communications, Inc.	406	10,503
McGrath RentCorp	1,491	51,902
Mobile Mini, Inc.	1,241	35,617
MSA Safety, Inc.	774	60,256
Multi-Color Corp.	716	54,989
Pitney Bowes, Inc.	4,306	57,227
Quad/Graphics, Inc.	390	10,241

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
Republic Services, Inc.	5,652	$356,019
Rollins, Inc.	2,129	82,669
RR Donnelley & Sons Co.	4,244	53,347
Steelcase, Inc., Class A	2,295	39,130
Stericycle, Inc. (a)	2,398	204,645
Sykes Enterprises, Inc. (a)	779	23,222
Team, Inc. (a)	528	14,203
Tetra Tech, Inc.	1,295	56,915
TRC Cos., Inc. (a)	473	8,278
U.S. Ecology, Inc.	462	21,783
UniFirst Corp.	464	64,589
Viad Corp.	392	17,718
VSE Corp.	300	12,795
Waste Management, Inc.	10,757	782,894
West Corp.	787	21,005

		3,563,884
Communications Equipment — 1.1%
ADTRAN, Inc.	877	17,540
Applied Optoelectronics, Inc. (a)	769	37,981
Arista Networks, Inc. (a)	862	120,370
ARRIS International PLC (a)	4,421	114,902
Bel Fuse, Inc., Class B	206	4,985
Black Box Corp.	669	6,623
Brocade Communications Systems, Inc.	9,056	113,834
CalAmp Corp. (a)	488	8,755
Calix, Inc. (a)	1,374	9,206
Ciena Corp. (a)	3,484	79,818
Cisco Systems, Inc.	124,746	4,250,096
Clearfield, Inc. (a)	214	3,028
CommScope Holding Co., Inc. (a)	3,888	163,452
Comtech Telecommunications Corp.	769	10,774
Digi International, Inc. (a)	916	11,358
EchoStar Corp., Class A (a)	1,063	61,186
Extreme Networks, Inc. (a)	2,054	16,052
F5 Networks, Inc. (a)	1,686	217,713
Finisar Corp. (a)	2,523	57,625
Harmonic, Inc. (a)	2,232	12,946
Harris Corp.	3,056	341,936
Infinera Corp. (a)	4,027	39,948
InterDigital, Inc.	833	74,887
Juniper Networks, Inc.	9,962	299,557
KVH Industries, Inc. (a)	368	2,944
Loral Space & Communications, Inc. (a)	204	7,823
Lumentum Holdings, Inc. (a)	1,209	51,685
Motorola Solutions, Inc.	4,268	366,920
NETGEAR, Inc. (a)	814	38,380
Oclaro, Inc. (a)	2,007	16,076
Palo Alto Networks, Inc. (a)	2,334	253,029
Plantronics, Inc.	930	50,778
ShoreTel, Inc. (a)	1,555	10,185

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Communications Equipment (continued)
Silicom, Ltd.	179	$9,707
Sonus Networks, Inc. (a)	1,319	10,130
Ubiquiti Networks, Inc. (a)	493	25,399
ViaSat, Inc. (a)	1,226	78,501
Viavi Solutions, Inc. (a)	6,068	60,680

		7,056,809
Construction & Engineering — 0.2%
AECOM (a)	3,399	116,280
Aegion Corp. (a)	2,164	49,382
Argan, Inc.	230	15,376
Chicago Bridge & Iron Co. NV	2,644	79,532
Comfort Systems USA, Inc.	787	28,883
Dycom Industries, Inc. (a)	696	73,539
EMCOR Group, Inc.	1,403	92,233
Fluor Corp.	3,184	163,403
Granite Construction, Inc.	918	48,388
Great Lakes Dredge & Dock Corp. (a)	1,265	5,756
IES Holdings, Inc. (a)	192	3,840
Jacobs Engineering Group, Inc.	2,695	148,009
KBR, Inc.	3,434	48,248
Layne Christensen Co. (a)	427	3,403
MasTec, Inc. (a)	1,468	64,812
MYR Group, Inc. (a)	480	20,285
NV5 Global Inc. (a)	93	3,599
Orion Group Holdings, Inc. (a)	507	3,828
Primoris Services Corp.	732	16,814
Quanta Services, Inc. (a)	3,211	113,798
Tutor Perini Corp. (a)	738	22,767

		1,122,175
Construction Materials — 0.2%
Eagle Materials, Inc.	1,025	98,369
Headwaters, Inc. (a)	1,754	41,675
Martin Marietta Materials, Inc.	1,540	339,093
Summit Materials, Inc., Class A (a)	3,909	100,305
US Concrete, Inc. (a)	263	16,306
Vulcan Materials Co.	3,210	388,025

		983,773
Consumer Discretionary — 0.0%
American Outdoor Brands Corp. (a)	1,541	34,133
SP Plus Corp. (a)	321	11,059

		45,192
Consumer Finance — 0.7%
Ally Financial, Inc.	12,377	245,064
American Express Co.	18,628	1,476,269
Capital One Financial Corp.	11,770	946,072
Credit Acceptance Corp. (a)(c)	264	53,658
Discover Financial Services	9,586	599,988
Enova International, Inc. (a)	433	6,149
Ezcorp, Inc., Class A (a)	876	7,928

Common Stocks	Shares	Value
Consumer Finance (continued)
Green Dot Corp., Class A (a)	809	$27,741
Navient Corp.	6,422	97,614
Nelnet, Inc., Class A	380	17,104
OneMain Holdings, Inc. (a)	1,024	23,880
PRA Group, Inc. (a)	1,617	52,067
Regional Management Corp. (a)	217	4,303
Santander Consumer USA Holdings, Inc. (a)	2,774	35,341
SLM Corp. (a)	12,060	151,232
Synchrony Financial	20,585	572,263
World Acceptance Corp. (a)	213	11,268

		4,327,941
Containers & Packaging — 0.4%
Aptargroup, Inc.	1,305	104,792
Avery Dennison Corp.	2,540	211,353
Ball Corp.	4,152	319,247
Bemis Co., Inc.	2,239	100,598
Berry Plastics Group, Inc. (a)	3,662	183,100
Crown Holdings, Inc. (a)	3,907	219,144
Graphic Packaging Holding Co.	7,110	96,554
Greif, Inc., Class A	953	55,865
Multi Packaging Solutions International Ltd. (a)	375	6,731
Myers Industries, Inc.	350	5,705
Owens-Illinois, Inc. (a)	4,255	92,844
Packaging Corp. of America	2,123	209,710
Sealed Air Corp.	5,120	225,382
Silgan Holdings, Inc.	735	44,556
Sonoco Products Co.	2,231	116,704
UFP Technologies, Inc. (a)	191	5,100
WestRock Co.	6,884	368,707

		2,366,092
Distributors — 0.1%
Core-Mark Holding Co., Inc.	1,195	41,849
Genuine Parts Co.	3,523	324,186
LKQ Corp. (a)	8,290	258,980
Pool Corp.	895	107,060

		732,075
Diversified Consumer Services — 0.2%
2U, Inc. (a)	688	31,235
American Public Education, Inc. (a)	306	6,763
Ascent Capital Group, Inc., Class A (a)	65	833
Bright Horizons Family Solutions, Inc. (a)	1,113	84,722
Capella Education Co.	507	48,317
Career Education Corp. (a)	1,520	15,428
Carriage Services, Inc.	331	9,053
Collectors Universe, Inc.	191	5,216
DeVry Education Group, Inc.	1,501	56,813
Graham Holdings Co., Class B	93	55,958

8	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Diversified Consumer Services (continued)
Grand Canyon Education, Inc. (a)	1,000	$75,160
H&R Block, Inc.	4,843	120,058
Hillenbrand, Inc.	1,417	52,287
Houghton Mifflin Harcourt Co. (a)	3,459	39,778
K12, Inc. (a)	695	13,101
Matthews International Corp., Class A	706	48,396
Regis Corp. (a)	590	6,437
Service Corp. International	4,141	133,423
ServiceMaster Global Holdings, Inc. (a)	2,988	113,843
Sotheby’s (a)	1,241	58,774
Strayer Education, Inc.	164	14,220
Weight Watchers International, Inc. (a)	256	5,345

		995,160
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B (a)	46,486	7,679,952
CBOE Holdings, Inc.	1,847	152,211
CME Group, Inc.	8,218	954,850
FactSet Research Systems, Inc.	916	149,546
FNFV Group (a)	2,019	27,660
Interactive Brokers Group, Inc., Class A	1,812	63,112
Intercontinental Exchange, Inc.	14,973	901,375
Leucadia National Corp.	9,906	251,513
MarketAxess Holdings, Inc.	989	190,402
Marlin Business Services Corp.	218	5,548
Moody’s Corp.	4,121	487,597
Morningstar, Inc.	330	24,133
MSCI, Inc.	2,056	206,258
Nasdaq, Inc.	2,844	195,866
On Deck Capital, Inc. (a)	454	2,157
PHH Corp. (a)	1,066	13,751
PICO Holdings, Inc. (a)	421	6,778
S&P Global, Inc.	6,422	861,768
Voya Financial, Inc.	5,467	204,357

		12,378,834
Diversified Telecommunication Services — 2.0%
8x8, Inc. (a)	3,052	44,407
AT&T, Inc.	152,290	6,035,253
ATN International, Inc.	207	14,322
CenturyLink, Inc.	13,159	337,791
Cincinnati Bell, Inc. (a)	747	14,081
Cogent Communications Holdings, Inc.	1,020	45,900
Consolidated Communications Holdings, Inc.	1,206	28,546
Fairpoint Communications, Inc. (a)	393	6,701
Frontier Communications Corp.	26,001	48,882

Common Stocks	Shares	Value
Diversified Telecommunication Services (continued)
General Communication, Inc., Class A (a)	528	$19,768
Globalstar, Inc. (a)	4,973	9,498
Hawaiian Telcom Holdco, Inc. (a)	433	11,020
IDT Corp., Class B	292	4,435
Iridium Communications, Inc. (a)	1,532	16,239
Level 3 Communications, Inc. (a)	7,328	445,249
Lumos Networks Corp. (a)	416	7,451
ORBCOMM, Inc. (a)	751	7,240
pdvWireless, Inc. (a)	207	5,309
SBA Communications Corp. (a)	3,049	385,668
Straight Path Communications, Inc., Class B (a)	159	20,489
Verizon Communications, Inc.	101,078	4,640,491
Vonage Holdings Corp. (a)	5,249	35,221
Windstream Holdings, Inc.	6,963	38,436
Zayo Group Holdings, Inc. (a)	3,643	127,760

		12,350,157
Electric Utilities — 1.6%
ALLETE, Inc.	1,629	113,883
American Electric Power Co., Inc.	11,940	809,890
Avangrid, Inc.	1,325	57,638
Duke Energy Corp.	16,783	1,384,597
Edison International	7,661	612,650
El Paso Electric Co.	757	39,061
Entergy Corp.	4,445	338,976
Eversource Energy	7,841	465,755
Exelon Corp.	21,697	751,367
FirstEnergy Corp.	11,829	354,160
Great Plains Energy, Inc.	4,900	144,991
Hawaiian Electric Industries, Inc.	3,349	112,258
IDACORP, Inc.	1,438	121,540
MGE Energy, Inc.	789	50,733
NextEra Energy, Inc.	11,104	1,483,050
OGE Energy Corp.	4,356	151,502
Otter Tail Corp.	899	35,511
Pinnacle West Capital Corp.	2,510	213,576
PNM Resources, Inc.	1,430	53,268
Portland General Electric Co.	2,619	118,745
PPL Corp.	16,197	617,268
Southern Co.	24,162	1,203,268
Spark Energy, Inc., Class A (c)	718	25,776
Unitil Corp.	397	19,227
Westar Energy, Inc.	3,806	198,026
Xcel Energy, Inc.	12,392	558,260

		10,034,976
Electrical Equipment — 0.6%
Acuity Brands, Inc.	990	174,339
Allied Motion Technologies, Inc.	178	4,030
AMETEK, Inc.	5,774	330,273
AZZ, Inc.	702	41,453

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017	9

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Electrical Equipment (continued)
Babcock & Wilcox Enterprises, Inc. (a)	834	$7,815
Brady Corp., Class A	832	32,406
Eaton Corp. PLC	11,288	853,824
Emerson Electric Co.	15,900	958,452
Encore Wire Corp.	372	16,442
Energous Corp. (a)(c)	545	6,878
EnerSys	1,136	94,413
Franklin Electric Co., Inc.	1,139	46,813
Generac Holdings, Inc. (a)	1,440	50,645
General Cable Corp.	903	16,254
Hubbell, Inc.	1,288	145,711
II-VI, Inc. (a)	1,436	47,603
LSI Industries, Inc.	297	2,694
Plug Power, Inc. (a)	1,890	4,234
Powell Industries, Inc.	173	5,967
Preformed Line Products Co.	83	4,393
Regal-Beloit Corp.	1,187	93,595
Rockwell Automation, Inc.	3,208	504,779
Sunrun, Inc. (a)	588	3,111
Thermon Group Holdings, Inc. (a)	457	9,368

		3,455,492
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	7,439	537,914
Anixter International, Inc. (a)	670	54,638
Arrow Electronics, Inc. (a)	2,543	179,281
Avnet, Inc.	2,960	114,522
AVX Corp.	510	8,624
Badger Meter, Inc.	507	20,153
Belden, Inc.	1,078	75,137
Benchmark Electronics, Inc. (a)	2,189	69,391
CDW Corp.	4,363	257,810
Cognex Corp.	1,844	157,367
Coherent, Inc. (a)	571	123,108
Control4 Corp. (a)	363	6,135
Corning, Inc.	24,634	710,691
CTS Corp.	459	10,144
Daktronics, Inc.	624	5,903
Dolby Laboratories, Inc., Class A	1,174	61,905
Electro Scientific Industries, Inc. (a)	703	4,907
Fabrinet (a)	1,162	40,287
FARO Technologies, Inc. (a)	224	8,210
Fitbit, Inc., Series A (a)	2,526	14,449
FLIR Systems, Inc.	3,938	144,643
Insight Enterprises, Inc. (a)	683	28,754
InvenSense, Inc. (a)	1,536	19,753
IPG Photonics Corp. (a)	815	102,951
Itron, Inc. (a)	986	63,942
Jabil Circuit, Inc.	4,200	121,884
Keysight Technologies, Inc. (a)	5,191	194,299
Kimball Electronics, Inc. (a)	871	15,025
Knowles Corp. (a)	1,663	29,485
Littelfuse, Inc.	526	81,083

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Maxwell Technologies, Inc. (a)	878	$5,356
Mercury Systems, Inc. (a)	1,864	69,676
Mesa Laboratories, Inc.	63	8,809
Methode Electronics, Inc.	948	42,233
MTS Systems Corp.	301	13,981
National Instruments Corp.	2,646	92,372
Novanta, Inc. (a)	537	15,063
OSI Systems, Inc. (a)	325	25,155
Park Electrochemical Corp.	658	11,397
Plexus Corp. (a)	864	44,919
Radisys Corp. (a)	1,745	6,997
Rogers Corp. (a)	597	61,455
Sanmina Corp. (a)	1,905	70,961
ScanSource, Inc. (a)	458	18,091
SYNNEX Corp.	663	71,889
Tech Data Corp. (a)	766	73,268
Trimble, Inc. (a)	7,664	271,536
TTM Technologies, Inc. (a)	2,582	43,197
Universal Display Corp.	998	89,171
Vishay Intertechnology, Inc.	3,295	53,873
Vishay Precision Group, Inc. (a)	235	4,042
Zebra Technologies Corp., Class A (a)	1,207	113,784

		4,469,620
Energy Equipment & Services — 0.9%
Archrock, Inc.	1,293	15,257
Atwood Oceanics, Inc. (a)	1,144	8,958
Baker Hughes, Inc.	11,284	669,931
Bristow Group, Inc.	553	7,394
CARBO Ceramics, Inc. (a)	1,879	12,909
Dawson Geophysical Co. (a)	321	1,615
Diamond Offshore Drilling, Inc. (a)	1,152	16,612
Dril-Quip, Inc. (a)	906	46,704
Ensco PLC, Class A	7,902	62,347
Era Group, Inc. (a)	614	7,804
Exterran Corp. (a)	755	20,664
Fairmount Santrol Holdings, Inc. (a)	2,774	14,314
Forum Energy Technologies, Inc. (a)	1,055	17,829
Frank’s International NV	468	4,259
Geospace Technologies Corp. (a)	309	5,111
Halliburton Co.	21,260	975,409
Helix Energy Solutions Group, Inc. (a)	2,186	13,378
Helmerich & Payne, Inc.	2,193	132,983
Hornbeck Offshore Services, Inc. (a)	88	300
Matrix Service Co. (a)	641	7,532
McDermott International, Inc. (a)	4,928	32,229
Nabors Industries Ltd.	7,211	74,562
National Oilwell Varco, Inc.	9,410	329,068

10	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Natural Gas Services Group, Inc. (a)	149	$4,083
Newpark Resources, Inc. (a)	1,377	10,534
Noble Corp. PLC	6,973	33,470
Oceaneering International, Inc.	2,768	73,048
Oil States International, Inc. (a)	1,277	37,991
Parker Drilling Co. (a)	1,353	2,232
Patterson-UTI Energy, Inc.	4,666	100,996
PHI, Inc. (a)	118	1,384
Pioneer Energy Services Corp. (a)	3,963	12,087
RigNet, Inc. (a)	264	5,174
Rowan Cos. PLC, Class A (a)	3,264	45,924
RPC, Inc.	1,370	24,893
Schlumberger Ltd.	34,783	2,524,898
SEACOR Holdings, Inc. (a)	311	20,420
Seadrill Ltd. (a)(c)	7,260	5,008
Superior Energy Services, Inc. (a)	4,664	56,341
Tesco Corp. (a)	1,478	9,681
TETRA Technologies, Inc. (a)	1,785	5,944
Transocean Ltd. (a)	8,132	89,696
Unit Corp. (a)	973	20,910
Weatherford International PLC (a)	23,537	135,808
Willbros Group, Inc. (a)	11,007	30,269

		5,727,960
Equity Real Estate Investment Trusts (REITs) — 0.0%
Global Net Lease, Inc.	1,001	23,654
Food & Staples Retailing — 1.8%
Andersons, Inc.	506	18,899
Casey’s General Stores, Inc.	852	95,484
Chefs’ Warehouse, Inc. (a)	397	5,419
Costco Wholesale Corp.	10,795	1,916,328
CVS Health Corp.	26,703	2,201,395
Diplomat Pharmacy, Inc. (a)	690	10,764
Ingles Markets, Inc., Class A	278	12,983
Kroger Co.	23,285	690,400
Natural Grocers by Vitamin Cottage, Inc. (a)	357	3,906
Performance Food Group Co. (a)	681	16,957
PriceSmart, Inc.	389	33,823
Rite Aid Corp. (a)	23,919	95,676
Smart & Final Stores, Inc. (a)	347	4,095
SpartanNash Co.	667	24,546
Sprouts Farmers Market, Inc. (a)	3,238	72,240
SUPERVALU, Inc. (a)	4,842	19,852
Sysco Corp.	12,788	676,101
U.S. Foods Holding Corp. (a)	779	21,968
United Natural Foods, Inc. (a)	1,207	50,127
Village Super Market, Inc., Class A	168	4,433
Wal-Mart Stores, Inc.	37,051	2,785,494
Walgreens Boots Alliance, Inc.	21,385	1,850,658
Weis Markets, Inc.	138	7,978

Common Stocks	Shares	Value
Food & Staples Retailing (continued)
Whole Foods Market, Inc.	8,441	$306,999

		10,926,525
Food Products — 1.5%
AdvancePierre Foods Holdings, Inc.	402	16,329
Amplify Snack Brands, Inc. (a)	258	2,322
Archer-Daniels-Midland Co.	14,197	649,513
B&G Foods, Inc.	1,561	65,562
Blue Buffalo Pet Products, Inc. (a)	1,104	27,214
Bunge Ltd.	3,380	267,121
Cal-Maine Foods, Inc. (c)	578	21,819
Calavo Growers, Inc.	294	19,286
Campbell Soup Co.	4,566	262,728
Conagra Brands, Inc.	10,655	413,201
Darling Ingredients, Inc. (a)	4,145	62,714
Dean Foods Co.	2,435	48,067
Farmer Bros Co. (a)	293	10,401
Flowers Foods, Inc.	4,297	84,264
Fresh Del Monte Produce, Inc.	1,062	65,101
Freshpet, Inc. (a)	494	5,804
General Mills, Inc.	14,516	834,815
Hain Celestial Group, Inc. (a)	2,408	89,072
Hershey Co.	3,322	359,440
Hormel Foods Corp.	7,190	252,225
Ingredion, Inc.	1,702	210,742
Inventure Foods, Inc. (a)	551	2,039
J&J Snack Foods Corp.	400	53,832
J.M. Smucker Co.	2,800	354,816
John B Sanfilippo & Son, Inc.	174	12,789
Kellogg Co.	5,985	424,935
Kraft Heinz Co.	14,763	1,334,428
Lamb Weston Holdings, Inc.	3,302	137,858
Lancaster Colony Corp.	420	52,878
Limoneira Co.	296	6,121
McCormick & Co., Inc.	2,814	281,119
Mead Johnson Nutrition Co.	4,642	411,838
Mondelez International, Inc., Class A	37,143	1,672,549
Omega Protein Corp.	425	8,564
Pilgrim’s Pride Corp.	1,080	28,037
Pinnacle Foods, Inc.	3,336	193,988
Post Holdings, Inc. (a)	1,468	123,591
Sanderson Farms, Inc.	495	57,311
Seneca Foods Corp., Class A (a)	168	6,250
Snyders-Lance, Inc.	1,855	65,407
Tootsie Roll Industries, Inc.	253	9,450
TreeHouse Foods, Inc. (a)	1,566	137,182
Tyson Foods, Inc., Class A	7,160	460,102

		9,602,824
Gas Utilities — 0.2%
Atmos Energy Corp.	2,168	175,651
Chesapeake Utilities Corp.	423	31,006
Delta Natural Gas Co., Inc.	1,358	41,147

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017	11

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Gas Utilities (continued)
National Fuel Gas Co.	1,655	$91,654
New Jersey Resources Corp.	2,331	94,056
Northwest Natural Gas Co.	1,112	66,275
ONE Gas, Inc.	1,081	74,405
South Jersey Industries, Inc.	2,044	76,691
Southwest Gas Holdings, Inc.	1,295	108,469
Spire, Inc.	1,112	76,228
UGI Corp.	3,754	188,301
WGL Holdings, Inc.	1,230	101,426

		1,125,309
Health Care Equipment & Supplies — 2.5%
Abaxis, Inc.	413	18,597
Abbott Laboratories	42,694	1,863,166
ABIOMED, Inc. (a)	919	119,764
Accuray, Inc. (a)	2,245	10,215
Alere, Inc. (a)	2,151	105,765
Align Technology, Inc. (a)	2,116	284,856
Analogic Corp.	235	16,885
AngioDynamics, Inc. (a)	820	12,726
Anika Therapeutics, Inc. (a)	299	13,793
AtriCure, Inc. (a)	723	14,822
Atrion Corp.	20	10,342
AxoGen, Inc. (a)	532	6,490
Baxter International, Inc.	12,203	679,463
Becton Dickinson & Co.	5,124	958,034
Boston Scientific Corp. (a)	34,468	909,266
C.R. Bard, Inc.	1,818	558,999
Cantel Medical Corp.	828	61,611
Cardiovascular Systems, Inc. (a)	623	18,609
Cerus Corp. (a)	1,475	6,416
ConforMIS, Inc. (a)	375	2,108
CONMED Corp.	528	25,956
Cooper Cos., Inc.	1,254	251,214
CryoLife, Inc. (a)	601	10,908
Cutera, Inc. (a)	240	4,692
Dentsply Sirona, Inc.	5,908	373,622
DexCom, Inc. (a)	1,962	152,958
Edwards Lifesciences Corp. (a)	5,139	563,594
Endologix, Inc. (a)	1,592	11,924
Exactech, Inc. (a)	193	5,722
GenMark Diagnostics, Inc. (a)	801	10,269
Glaukos Corp. (a)	323	15,352
Globus Medical, Inc., Class A (a)	1,950	59,144
Haemonetics Corp. (a)	1,356	56,789
Halyard Health, Inc. (a)	1,343	53,049
Hill-Rom Holdings, Inc.	1,527	115,502
Hologic, Inc. (a)	7,524	339,709
ICU Medical, Inc. (a)	362	55,676
IDEXX Laboratories, Inc. (a)	2,191	367,496
Inogen, Inc. (a)	305	25,281
Insulet Corp. (a)	1,480	64,247
Integra LifeSciences Holdings Corp. (a)	1,456	66,932

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc. (a)	932	$779,031
Invacare Corp.	859	12,627
InVivo Therapeutics Holdings Corp. (a)(c)	784	2,979
K2M Group Holdings, Inc. (a)	494	10,942
LeMaitre Vascular, Inc.	180	5,355
Masimo Corp. (a)	936	96,165
Medtronic PLC	34,930	2,902,334
Meridian Bioscience, Inc.	886	13,113
Merit Medical Systems, Inc. (a)	800	26,960
Natus Medical, Inc. (a)	623	21,805
Neogen Corp. (a)	901	56,159
Nevro Corp. (a)	602	56,720
Novocure Ltd. (a)	1,006	11,368
NuVasive, Inc. (a)	1,351	97,961
NxStage Medical, Inc. (a)	1,886	56,373
Ocular Therapeutix, Inc. (a)(c)	390	3,884
OraSure Technologies, Inc. (a)	891	11,681
Orthofix International NV (a)	352	13,922
Oxford Immunotec Global PLC (a)	422	6,495
Quidel Corp. (a)	467	11,287
ResMed, Inc.	3,900	265,161
Rockwell Medical, Inc. (a)(c)	732	6,295
RTI Surgical, Inc. (a)	1,373	5,561
Spectranetics Corp. (a)	819	23,423
STAAR Surgical Co. (a)	712	7,405
Stryker Corp.	8,362	1,140,326
SurModics, Inc. (a)	407	9,300
Teleflex, Inc.	1,014	209,786
Utah Medical Products, Inc.	90	5,634
Varex Imaging Corp. (a)	870	29,197
Varian Medical Systems, Inc. (a)	2,616	237,376
West Pharmaceutical Services, Inc.	2,138	196,760
Wright Medical Group NV (a)	3,158	95,972
Zimmer Biomet Holdings, Inc.	4,477	535,673

		15,266,993
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. (a)	1,710	74,522
Addus HomeCare Corp. (a)	156	5,296
Aetna, Inc.	8,242	1,113,247
Almost Family, Inc. (a)	340	16,881
Amedisys, Inc. (a)	535	28,997
AmerisourceBergen Corp.	4,020	329,841
AMN Healthcare Services, Inc. (a)	1,123	45,875
Anthem, Inc.	6,387	1,136,183
BioTelemetry, Inc. (a)	528	17,371
Brookdale Senior Living, Inc. (a)	4,520	58,715
Capital Senior Living Corp. (a)	492	6,873
Cardinal Health, Inc.	8,292	601,916
Centene Corp. (a)	3,782	281,381
Chemed Corp.	377	75,920
Cigna Corp.	6,328	989,509
Civitas Solutions, Inc. (a)	124	2,207

12	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Community Health Systems, Inc. (a)	2,135	$18,382
Corvel Corp. (a)	227	10,102
Cross Country Healthcare, Inc. (a)	730	10,198
DaVita, Inc. (a)	3,759	259,409
Ensign Group, Inc.	699	12,547
Envision Healthcare Corp. (a)	3,380	189,381
Express Scripts Holding Co. (a)	14,794	907,464
Genesis Healthcare, Inc. (a)	1,147	2,776
HCA Holdings, Inc. (a)	7,659	644,964
HealthEquity, Inc. (a)	849	38,646
HealthSouth Corp.	2,739	128,459
Henry Schein, Inc. (a)	2,047	355,769
HMS Holdings Corp. (a)	1,582	32,384
Humana, Inc.	3,659	812,225
Integer Holdings Corp. (a)	576	21,168
Kindred Healthcare, Inc.	1,627	15,619
Laboratory Corp. of America Holdings (a)	2,868	401,950
Landauer, Inc.	189	9,941
LHC Group, Inc. (a)	270	14,607
LifePoint Health, Inc. (a)	1,198	74,456
Magellan Health, Inc. (a)	689	47,403
McKesson Corp.	5,267	728,373
MEDNAX, Inc. (a)	2,924	176,493
Molina Healthcare, Inc. (a)	1,032	51,383
National Healthcare Corp.	195	14,512
Nobilis Health Corp. (a)	1,564	1,955
Owens & Minor, Inc.	1,771	61,365
Patterson Cos., Inc.	2,273	101,126
Penumbra, Inc. (a)	669	57,166
PharMerica Corp. (a)	536	12,650
Premier, Inc., Class A (a)	1,479	49,990
Providence Service Corp. (a)	166	7,304
Quest Diagnostics, Inc.	3,382	356,835
Quorum Health Corp. (a)	712	3,040
RadNet, Inc. (a)	791	4,786
Select Medical Holdings Corp. (a)	2,053	28,229
Surgery Partners, Inc. (a)	153	2,632
Teladoc, Inc. (a)	206	5,109
Tenet Healthcare Corp. (a)	2,167	33,957
Tivity Health, Inc. (a)	640	21,504
Triple-S Management Corp., Class B (a)	307	5,557
U.S. Physical Therapy, Inc.	224	14,694
UnitedHealth Group, Inc.	23,307	4,075,928
Universal Health Services, Inc., Class B	2,258	272,676
VCA, Inc. (a)	2,103	192,572
WellCare Health Plans, Inc. (a)	1,030	158,012

		15,230,432
Health Care Technology — 0.1%
athenahealth, Inc. (a)	939	92,031

Common Stocks	Shares	Value
Health Care Technology (continued)
Castlight Health, Inc., Class B (a)	894	$3,442
Cerner Corp. (a)	7,235	468,466
Computer Programs & Systems, Inc.	171	4,694
Cotiviti Holdings, Inc. (a)	325	13,582
Evolent Health, Inc., Class A (a)	139	3,232
HealthStream, Inc. (a)	385	10,699
Inovalon Holdings, Inc., Class A (a)	906	11,098
Medidata Solutions, Inc. (a)	1,317	86,171
Omnicell, Inc. (a)	643	26,620
Quality Systems, Inc. (a)	929	13,248
Veeva Systems, Inc., Class A (a)	2,251	120,699
Vocera Communications, Inc. (a)	531	13,466

		867,448
Hotels, Restaurants & Leisure — 2.1%
Aramark	6,589	240,630
Belmond Ltd., Class A (a)	1,504	18,650
Biglari Holdings, Inc. (a)	20	8,533
BJ’s Restaurants, Inc. (a)	523	23,587
Bloomin’ Brands, Inc.	2,096	45,462
Bob Evans Farms, Inc.	387	25,828
Boyd Gaming Corp. (a)	1,494	33,884
Brinker International, Inc.	1,020	45,074
Buffalo Wild Wings, Inc. (a)	294	46,320
Caesars Acquisition Co., Class A (a)	944	16,473
Caesars Entertainment Corp. (a)	1,014	11,255
Carnival Corp.	10,141	626,410
Carrols Restaurant Group, Inc. (a)	896	12,544
Century Casinos, Inc. (a)	5,056	41,611
Cheesecake Factory, Inc.	1,100	70,576
Chipotle Mexican Grill, Inc. (a)	715	339,246
Choice Hotels International, Inc.	809	50,724
Churchill Downs, Inc.	346	57,713
Chuy’s Holdings, Inc. (a)	256	7,629
ClubCorp Holdings, Inc.	1,347	18,117
Cracker Barrel Old Country Store, Inc.	444	71,124
Darden Restaurants, Inc.	3,174	270,393
Dave & Buster’s Entertainment, Inc. (a)	911	58,313
Del Frisco’s Restaurant Group, Inc. (a)	854	14,689
Del Taco Restaurants, Inc. (a)	678	8,916
Denny’s Corp. (a)	1,350	17,145
DineEquity, Inc.	333	18,828
Domino’s Pizza, Inc.	1,311	237,802
Dunkin’ Brands Group, Inc.	2,053	114,681
El Pollo Loco Holdings, Inc. (a)	399	5,007
Eldorado Resorts, Inc. (a)	405	7,746
Extended Stay America, Inc.	1,447	25,236
Fiesta Restaurant Group, Inc. (a)	480	11,688
Golden Entertainment, Inc.	3,026	42,485
Habit Restaurants, Inc., Class A (a)	422	7,976

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017	13

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations, Inc. (a)	1,042	$34,876
Hilton Worldwide Holdings, Inc.	4,064	239,654
Hyatt Hotels Corp., Class A (a)	964	53,502
ILG, Inc.	2,894	69,774
International Game Technology PLC	2,458	54,568
International Speedway Corp., Class A	397	14,729
Intrawest Resorts Holdings, Inc. (a)	223	5,258
Isle of Capri Casinos, Inc. (a)	670	15,450
Jack in the Box, Inc.	727	74,132
La Quinta Holdings, Inc. (a)	1,573	22,195
Las Vegas Sands Corp.	8,792	518,640
Marcus Corp.	514	17,373
Marriott International, Inc., Class A	8,485	801,154
Marriott Vacations Worldwide Corp.	580	63,904
McDonald’s Corp.	20,529	2,872,623
MGM Resorts International	11,825	363,146
Monarch Casino & Resort, Inc. (a)	228	6,719
Nathan’s Famous, Inc. (a)	78	5,320
Norwegian Cruise Line Holdings Ltd. (a)	3,804	205,150
Panera Bread Co., Class A (a)	523	163,532
Papa John’s International, Inc.	627	49,571
Penn National Gaming, Inc. (a)	1,613	29,808
Pinnacle Entertainment, Inc. (a)	1,064	21,886
Planet Fitness, Inc., Class A	452	9,402
Potbelly Corp. (a)	715	9,974
Red Robin Gourmet Burgers, Inc. (a)	269	15,804
Red Rock Resorts, Inc., Class A	727	16,997
Royal Caribbean Cruises Ltd.	4,321	460,619
Ruby Tuesday, Inc. (a)	1,314	3,351
Ruth’s Hospitality Group, Inc.	527	10,487
Scientific Games Corp., Class A (a)	1,050	24,937
SeaWorld Entertainment, Inc.	1,271	22,281
Shake Shack, Inc., Class A (a)	304	10,318
Six Flags Entertainment Corp.	1,572	98,423
Sonic Corp.	1,583	42,551
Starbucks Corp.	35,138	2,110,388
Texas Roadhouse, Inc.	1,686	79,040
Vail Resorts, Inc.	878	173,545
Wendy’s Co.	4,960	73,110
Wingstop, Inc.	315	9,270
Wyndham Worldwide Corp.	2,539	241,992
Wynn Resorts Ltd.	2,032	249,956
Yum China Holdings, Inc. (a)	9,428	321,683
Yum! Brands, Inc.	8,885	584,189
Zoe’s Kitchen, Inc. (a)	407	7,346

		12,930,922
Household Durables — 0.6%
Bassett Furniture Industries, Inc.	182	5,469
Beazer Homes USA, Inc. (a)	349	4,331

Common Stocks	Shares	Value
Household Durables (continued)
CalAtlantic Group, Inc.	2,025	$73,346
Cavco Industries, Inc. (a)	160	19,000
Century Communities, Inc. (a)	541	14,769
CSS Industries, Inc.	356	9,384
D.R. Horton, Inc.	9,126	300,154
Ethan Allen Interiors, Inc.	482	14,364
Flexsteel Industries, Inc.	220	11,686
Garmin Ltd.	2,594	131,879
GoPro, Inc., Class A (a)(c)	1,770	14,603
Green Brick Partners, Inc. (a)	414	4,264
Helen of Troy Ltd. (a)	880	82,720
Hooker Furniture Corp.	333	14,469
Hovnanian Enterprises, Inc., Class A (a)	2,660	6,224
Installed Building Products, Inc. (a)	348	18,566
iRobot Corp. (a)	675	53,825
KB Home	2,137	44,022
La-Z-Boy, Inc.	896	24,998
Leggett & Platt, Inc.	3,494	183,575
Lennar Corp., Class A	4,143	209,221
Lennar Corp., Class B	259	11,036
LGI Homes, Inc. (a)	223	7,098
Libbey, Inc.	628	6,594
Lifetime Brands, Inc.	1,930	37,056
M/I Homes, Inc. (a)	425	11,543
MDC Holdings, Inc.	713	22,110
Meritage Homes Corp. (a)	1,018	39,651
Mohawk Industries, Inc. (a)	1,643	385,760
NACCO Industries, Inc., Class A	95	8,042
New Home Co., Inc. (a)	329	3,836
Newell Brands, Inc.	12,174	581,187
NVR, Inc. (a)	78	164,677
PulteGroup, Inc.	7,569	171,589
Taylor Morrison Home Corp., Class A (a)	547	12,636
Tempur Sealy International, Inc. (a)	1,277	59,955
Toll Brothers, Inc.	3,440	123,806
TopBuild Corp. (a)	712	36,447
TRI Pointe Group, Inc. (a)	3,712	46,214
Tupperware Brands Corp.	1,230	88,326
UCP, Inc., Class A (a)	4,237	48,514
Universal Electronics, Inc. (a)	483	33,472
Whirlpool Corp.	1,773	329,211
William Lyon Homes, Class A (a)	595	13,090
ZAGG, Inc. (a)	555	3,941

		3,486,660
Household Products — 1.5%
Central Garden & Pet Co. (a)	682	25,779
Central Garden & Pet Co., Class A (a)	912	32,130
Church & Dwight Co., Inc.	6,079	301,093
Clorox Co.	3,139	419,653
Colgate-Palmolive Co.	21,321	1,535,965

14	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Household Products (continued)
Energizer Holdings, Inc.	1,436	$85,054
HRG Group, Inc. (a)	2,266	45,343
Kimberly-Clark Corp.	8,844	1,147,509
Oil-Dri Corp. of America	141	5,737
Orchids Paper Products Co. (c)	354	8,620
Procter & Gamble Co.	62,718	5,477,163
Spectrum Brands Holdings, Inc.	579	83,220
WD-40 Co.	268	28,100

		9,195,366
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	14,901	168,530
Atlantic Power Corp. (a)	4,381	10,953
Atlantica Yield PLC	1,316	27,425
Calpine Corp. (a)	8,469	86,384
Dynegy, Inc. (a)	3,577	22,964
Genie Energy Ltd., Class B	6,930	55,093
NRG Energy, Inc.	8,441	142,653
NRG Yield, Inc., Class A	3,774	65,441
NRG Yield, Inc., Class C	989	17,505
Ormat Technologies, Inc.	964	56,934
Pattern Energy Group, Inc.	1,245	27,415
TerraForm Global, Inc., Class A (a)	9,750	46,313
TerraForm Power, Inc., Class A (a)	1,562	19,666

		747,276
Industrial Conglomerates — 2.2%
3M Co.	14,378	2,815,644
BWX Technologies, Inc.	2,153	105,863
Carlisle Cos., Inc.	1,383	140,222
Danaher Corp.	14,976	1,247,950
General Electric Co.	216,198	6,267,580
Honeywell International, Inc.	18,518	2,428,451
Raven Industries, Inc.	668	20,708
Roper Technologies, Inc.	2,542	555,935
Seaboard Corp.	4	16,936
Standex International Corp.	278	26,118

		13,625,407
Insurance — 2.8%
Aflac, Inc.	10,012	749,699
Alleghany Corp. (a)	228	139,240
Allied World Assurance Co. Holdings AG	2,169	115,152
Allstate Corp.	9,386	762,988
American Equity Investment Life Holding Co.	1,135	26,922
American Financial Group, Inc.	1,591	154,820
American International Group, Inc.	25,538	1,555,520
American National Insurance Co.	143	16,720
AMERISAFE, Inc.	355	20,430
AmTrust Financial Services, Inc.	2,434	39,066
Aon PLC	6,346	760,505
Arch Capital Group Ltd. (a)	3,002	291,104

Common Stocks	Shares	Value
Insurance (continued)
Argo Group International Holdings Ltd.	725	$47,814
Arthur J Gallagher & Co.	4,664	260,298
Aspen Insurance Holdings Ltd.	2,318	121,347
Assurant, Inc.	1,296	124,727
Assured Guaranty Ltd.	3,178	121,177
Axis Capital Holdings Ltd.	2,100	138,390
Baldwin & Lyons, Inc., Class B	404	9,898
Brown & Brown, Inc.	3,556	152,552
Chubb Ltd.	11,255	1,544,749
Cincinnati Financial Corp.	3,936	283,746
Citizens, Inc. (a)	1,392	9,814
CNA Financial Corp.	602	27,247
CNO Financial Group, Inc.	2,178	45,890
Crawford & Co., Class B	288	3,142
eHealth, Inc. (a)	206	2,921
EMC Insurance Group, Inc.	502	14,397
Employers Holdings, Inc.	1,780	71,200
Enstar Group Ltd. (a)	410	79,868
Erie Indemnity Co., Class A	538	66,615
Everest Re Group Ltd.	513	129,127
FBL Financial Group, Inc., Class A	849	56,458
Federated National Holding Co.	3,105	49,928
First American Financial Corp.	2,427	105,356
FNF Group	7,129	291,933
Genworth Financial, Inc., Class A (a)	4,655	18,806
Greenlight Capital Re Ltd., Class A (a)	575	12,391
Hanover Insurance Group, Inc.	1,020	90,035
Hartford Financial Services Group, Inc.	9,353	452,311
Heritage Insurance Holdings, Inc.	585	7,078
Hilltop Holdings, Inc.	1,395	38,795
Horace Mann Educators Corp.	1,675	64,739
Independence Holding Co.	268	5,079
Infinity Property & Casualty Corp.	337	33,447
Investors Title Co.	51	9,089
James River Group Holdings Ltd.	302	13,155
Kemper Corp.	1,892	74,450
Lincoln National Corp.	5,888	388,196
Loews Corp.	7,057	328,997
Maiden Holdings Ltd.	1,108	13,684
Markel Corp. (a)	347	336,451
Marsh & McLennan Cos., Inc.	12,787	947,900
MBIA, Inc. (a)	2,769	23,260
MetLife, Inc.	23,054	1,194,428
National General Holdings Corp.	1,074	24,423
National Western Life Group, Inc., Class A	54	16,537
Navigators Group, Inc.	534	28,863
Old Republic International Corp.	5,173	106,978
OneBeacon Insurance Group Ltd., Class A	795	12,680

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017	15

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Insurance (continued)
Primerica, Inc.	675	$56,565
Principal Financial Group, Inc.	6,438	419,307
ProAssurance Corp.	1,196	74,032
Progressive Corp.	14,892	591,510
Prudential Financial, Inc.	10,832	1,159,349
Reinsurance Group of America, Inc.	1,547	193,437
RenaissanceRe Holdings Ltd.	433	61,560
RLI Corp.	1,127	64,487
Safety Insurance Group, Inc.	141	10,208
Selective Insurance Group, Inc.	2,595	137,016
State Auto Financial Corp.	446	11,984
State National Cos., Inc.	765	11,223
Third Point Reinsurance Ltd. (a)	1,141	13,806
Torchmark Corp.	2,992	229,516
Travelers Cos., Inc.	7,227	879,237
Trupanion, Inc. (a)	727	11,552
United Fire Group, Inc.	405	17,820
United Insurance Holdings Corp.	218	3,327
Universal Insurance Holdings, Inc.	610	15,890
Unum Group	6,229	288,590
Validus Holdings Ltd.	2,276	125,817
W.R. Berkley Corp.	2,236	152,003
White Mountains Insurance Group Ltd.	157	134,854
WMIH Corp. (a)	1,915	2,873
XL Group Ltd.	7,129	298,349

		17,596,844
Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc. (a)	9,660	8,935,403
Duluth Holdings, Inc., Class B (a)	128	2,835
Etsy, Inc. (a)	2,101	22,607
Expedia, Inc.	2,873	384,178
FTD Cos., Inc. (a)	264	5,280
Groupon, Inc. (a)	6,943	27,217
HSN, Inc.	590	21,771
Lands’ End, Inc. (a)(c)	215	5,074
Liberty Expedia Holdings, Inc., Class A (a)	1,515	73,190
Liberty Interactive Corp QVC Group, Series A (a)	11,503	243,633
Liberty TripAdvisor Holdings, Inc., Series A (a)	2,127	31,267
Liberty Ventures, Series A (a)	1,821	98,061
Netflix, Inc. (a)	10,190	1,550,918
Nutrisystem, Inc.	565	30,199
Overstock.com, Inc. (a)	145	2,516
PetMed Express, Inc.	418	9,656
Priceline Group, Inc. (a)	1,237	2,284,516
RetailMeNot, Inc. (a)	820	9,512
Shutterfly, Inc. (a)	886	45,983
TripAdvisor, Inc. (a)	2,640	118,826

Common Stocks	Shares	Value
Internet & Direct Marketing Retail (continued)
Wayfair, Inc., Class A (a)(c)	600	$27,426

		13,930,068
Internet Software & Services — 4.2%
Akamai Technologies, Inc. (a)	4,308	262,530
Alarm.com Holdings, Inc. (a)	128	4,174
Alphabet, Inc., Class A (a)	7,206	6,662,091
Alphabet, Inc., Class C (a)	7,418	6,720,411
Amber Road, Inc. (a)	336	2,752
Angie’s List, Inc. (a)	439	2,581
Appfolio, Inc., Class A (a)	182	4,832
Bankrate, Inc. (a)	823	8,724
Bazaarvoice, Inc. (a)	881	4,141
Benefitfocus, Inc. (a)	285	8,977
Blucora, Inc. (a)	670	12,361
Box, Inc., Class A (a)	928	15,999
Brightcove, Inc. (a)	354	3,080
Carbonite, Inc. (a)	278	6,005
ChannelAdvisor Corp. (a)	283	3,339
Chegg, Inc. (a)	1,883	16,966
Cimpress NV (a)	901	73,954
CommerceHub, Inc., Series A (a)	157	2,512
CommerceHub, Inc., Series C (a)	952	15,156
Cornerstone OnDemand, Inc. (a)	1,249	49,061
CoStar Group, Inc. (a)	729	175,609
DHI Group, Inc. (a)	1,464	5,636
eBay, Inc. (a)	25,039	836,553
Endurance International Group Holdings, Inc. (a)	771	5,860
Envestnet, Inc. (a)	1,166	40,577
Facebook, Inc., Class A (a)	55,674	8,365,018
Five9, Inc. (a)	715	13,045
Global Eagle Entertainment, Inc. (a)	478	1,482
GoDaddy, Inc., Class A (a)	1,141	44,408
Gogo, Inc. (a)	740	9,331
GrubHub, Inc. (a)	1,874	80,545
GTT Communications, Inc. (a)	498	13,695
Hortonworks, Inc. (a)	362	3,768
IAC/InterActiveCorp (a)	1,631	135,389
j2 Global, Inc.	1,421	128,231
LendingClub Corp. (a)	8,300	48,555
Liquidity Services, Inc. (a)	954	7,441
LivePerson, Inc. (a)	1,406	9,912
LogMeIn, Inc.	1,201	135,713
Match Group, Inc. (a)(c)	532	9,911
The Meet Group, Inc. (a)	514	3,063
MINDBODY, Inc., Class A (a)	188	5,330
New Relic, Inc. (a)	420	16,792
NIC, Inc.	1,913	40,843
Pandora Media, Inc. (a)	5,453	59,165
Perficient, Inc. (a)	685	11,933
Q2 Holdings, Inc. (a)	486	18,541
Quotient Technology, Inc. (a)	984	10,726

16	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Internet Software & Services (continued)
Reis, Inc.	224	$4,211
Shutterstock, Inc. (a)	357	15,433
SPS Commerce, Inc. (a)	314	17,352
Stamps.com, Inc. (a)	381	40,443
TrueCar, Inc. (a)	1,020	17,870
Twilio, Inc. (a)(c)	835	27,597
Twitter, Inc. (a)	16,114	265,559
VeriSign, Inc. (a)	2,184	194,201
Web.com Group, Inc. (a)	796	15,363
WebMD Health Corp. (a)	937	50,814
Xactly Corp. (a)	252	2,923
XO Group, Inc. (a)	558	9,793
Yahoo!, Inc. (a)	21,607	1,041,673
Yelp, Inc. (a)	1,611	57,045
Zillow Group, Inc., Class A (a)	926	35,642
Zillow Group, Inc., Class C (a)	2,853	111,267

		26,023,904
IT Services — 3.7%
Accenture PLC, Class A	15,462	1,875,541
Acxiom Corp. (a)	1,980	57,222
Alliance Data Systems Corp.	1,447	361,215
Amdocs Ltd.	3,834	234,794
Automatic Data Processing, Inc.	11,325	1,183,349
Black Knight Financial Services, Inc., Class A (a)	469	19,417
Blackhawk Network Holdings, Inc. (a)	1,410	57,034
Booz Allen Hamilton Holding Corp.	2,512	90,256
Broadridge Financial Solutions, Inc.	3,239	226,536
CACI International, Inc., Class A (a)	543	64,074
Cardtronics PLC, Class A (a)	1,364	56,715
Cass Information Systems, Inc.	213	14,158
Cognizant Technology Solutions Corp., Class A (a)	14,959	900,981
Conduent, Inc. (a)	4,709	76,804
Convergys Corp.	2,145	48,284
CoreLogic, Inc. (a)	2,180	93,173
CSG Systems International, Inc.	603	22,618
CSRA, Inc.	3,751	109,079
DST Systems, Inc.	830	102,181
DXC Technology Co. (a)	7,387	556,537
EPAM Systems, Inc. (a)	1,260	97,020
Euronet Worldwide, Inc. (a)	1,174	96,996
EVERTEC, Inc.	1,188	18,830
ExlService Holdings, Inc. (a)	612	29,198
Fidelity National Information Services, Inc.	7,938	668,300
First Data Corp., Class A (a)	7,147	111,636
Fiserv, Inc. (a)	5,388	641,926
FleetCor Technologies, Inc. (a)	2,225	314,036
Forrester Research, Inc.	194	7,867
Gartner, Inc. (a)	2,365	269,823

Common Stocks	Shares	Value
IT Services (continued)
Genpact Ltd.	4,887	$119,341
Global Payments, Inc.	3,946	322,625
Hackett Group, Inc.	467	9,261
International Business Machines Corp.	21,605	3,463,065
Jack Henry & Associates, Inc.	2,205	213,709
Leidos Holdings, Inc.	3,061	161,192
Mantech International Corp., Class A	444	15,762
Mastercard, Inc., Class A	23,826	2,771,440
MAXIMUS, Inc.	1,709	104,232
MoneyGram International, Inc. (a)	577	10,276
Paychex, Inc.	7,927	469,913
PayPal Holdings, Inc. (a)	27,805	1,326,855
Planet Payment, Inc. (a)	1,065	4,441
Sabre Corp.	6,868	160,780
Science Applications International Corp.	967	70,581
ServiceSource International, Inc. (a)	904	3,399
Square, Inc., Class A (a)	845	15,413
Syntel, Inc.	464	8,171
TeleTech Holdings, Inc.	224	7,000
Teradata Corp. (a)	3,312	96,644
Total System Services, Inc.	4,386	251,362
Travelport Worldwide Ltd.	2,199	28,961
Unisys Corp. (a)	1,375	15,537
Vantiv, Inc., Class A (a)	3,821	237,055
VeriFone Systems, Inc. (a)	2,765	51,263
Virtusa Corp. (a)	504	15,614
Visa, Inc., Class A	47,049	4,291,810
Western Union Co.	13,122	260,603
WEX, Inc. (a)	888	90,096
Xerox Corp.	22,978	165,212

		23,167,213
Leisure Products — 0.1%
Brunswick Corp.	1,984	112,592
Callaway Golf Co.	1,951	23,119
Escalade, Inc.	2,344	31,292
Hasbro, Inc.	2,760	273,544
Malibu Boats, Inc. (a)	690	15,898
Mattel, Inc.	10,157	227,720
Nautilus, Inc. (a)	627	11,411
Polaris Industries, Inc.	1,387	118,256
Sturm Ruger & Co., Inc.	340	20,553
Vista Outdoor, Inc. (a)	1,584	30,983

		865,368
Life Sciences Tools & Services — 0.8%
Accelerate Diagnostics, Inc. (a)	394	10,756
Agilent Technologies, Inc.	8,156	448,988
Albany Molecular Research, Inc. (a)	557	8,918

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017	17

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Life Sciences Tools & Services (continued)
Bio-Rad Laboratories, Inc., Class A (a)	507	$110,658
Bio-Techne Corp.	848	90,804
Bruker Corp.	2,538	61,902
Cambrex Corp. (a)	804	47,717
Charles River Laboratories International, Inc. (a)	1,189	106,653
Enzo Biochem, Inc. (a)	451	3,969
Fluidigm Corp. (a)	250	1,235
Illumina, Inc. (a)	3,743	691,931
INC Research Holdings, Inc., Class A (a)	975	43,875
Luminex Corp.	759	14,292
Medpace Holdings, Inc. (a)	111	3,520
Mettler-Toledo International, Inc. (a)	625	320,888
NanoString Technologies, Inc. (a)	178	3,111
NeoGenomics, Inc. (a)	792	5,980
Pacific Biosciences of California, Inc. (a)	1,535	6,048
PAREXEL International Corp. (a)	1,298	82,851
Patheon NV (a)	701	18,864
PerkinElmer, Inc.	2,407	143,000
PRA Health Sciences, Inc. (a)	440	28,142
QIAGEN NV (a)	7,546	227,059
Quintiles IMS Holdings, Inc. (a)	3,701	311,920
Thermo Fisher Scientific, Inc.	9,729	1,608,496
VWR Corp. (a)	1,855	52,422
Waters Corp. (a)	1,873	318,204

		4,772,203
Machinery — 1.9%
Actuant Corp., Class A	1,827	49,877
AGCO Corp.	1,720	110,063
Alamo Group, Inc.	115	9,092
Albany International Corp., Class A	564	27,495
Altra Industrial Motion Corp.	1,768	78,057
American Railcar Industries, Inc.	85	3,566
Astec Industries, Inc.	906	57,395
Barnes Group, Inc.	1,133	62,281
Briggs & Stratton Corp.	751	18,767
Caterpillar, Inc.	13,739	1,404,950
Chart Industries, Inc. (a)	575	20,993
CIRCOR International, Inc.	306	20,413
Colfax Corp. (a)	2,125	85,999
Columbus McKinnon Corp.	232	6,062
Crane Co.	1,160	92,696
Cummins, Inc.	3,901	588,817
Deere & Co.	7,730	862,745
DMC Global, Inc.	301	4,605
Donaldson Co., Inc.	2,952	136,619
Douglas Dynamics, Inc.	346	11,037
Dover Corp.	3,687	290,831
Energy Recovery, Inc. (a)	703	5,933

Common Stocks	Shares	Value
Machinery (continued)
EnPro Industries, Inc.	405	$28,613
ESCO Technologies, Inc.	437	25,717
Federal Signal Corp.	1,085	16,937
Flowserve Corp.	2,957	150,423
Fortive Corp.	7,849	496,528
FreightCar America, Inc.	360	4,702
Gencor Industries, Inc. (a)	3,232	53,651
Global Brass & Copper Holdings, Inc.	409	14,581
Gorman-Rupp Co.	250	7,155
Graco, Inc.	1,256	135,460
Graham Corp.	286	6,312
Greenbrier Cos., Inc.	523	22,724
Harsco Corp. (a)	1,484	19,366
Hurco Cos., Inc.	172	4,988
Hyster-Yale Materials Handling, Inc.	114	6,853
IDEX Corp.	2,480	259,805
Illinois Tool Works, Inc.	7,225	997,700
Ingersoll-Rand PLC	6,218	551,847
ITT, Inc.	2,022	85,187
John Bean Technologies Corp.	793	70,299
Kadant, Inc.	188	11,684
Kennametal, Inc.	2,293	95,343
Lincoln Electric Holdings, Inc.	1,863	165,863
Lindsay Corp.	471	40,911
Lydall, Inc. (a)	301	15,772
Manitowoc Co., Inc. (a)	2,432	14,519
Meritor, Inc. (a)	2,833	50,456
Middleby Corp. (a)	1,306	177,786
Miller Industries, Inc.	363	9,220
Mueller Industries, Inc.	1,332	42,677
Mueller Water Products, Inc., Series A	3,670	41,288
Navistar International Corp. (a)	961	25,861
NN, Inc.	453	12,503
Nordson Corp.	1,290	161,508
Oshkosh Corp.	1,669	115,812
PACCAR, Inc.	9,183	612,782
Parker Hannifin Corp.	3,333	535,946
Pentair PLC	4,652	300,101
Proto Labs, Inc. (a)	639	37,062
RBC Bearings, Inc. (a)	547	54,864
Rexnord Corp. (a)	2,129	51,948
Snap-on, Inc.	1,343	224,993
SPX Corp. (a)	673	16,192
SPX FLOW, Inc. (a)	551	19,913
Stanley Black & Decker, Inc.	3,641	495,722
Sun Hydraulics Corp.	425	16,507
Supreme Industries, Inc., Class A	283	5,671
Tennant Co.	341	24,978
Terex Corp.	2,288	80,034
Timken Co.	1,581	76,283
Titan International, Inc.	1,283	13,741

18	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Machinery (continued)
Toro Co.	2,413	$156,652
TriMas Corp. (a)	825	18,934
Trinity Industries, Inc.	3,493	93,962
Valmont Industries, Inc.	589	89,734
Wabash National Corp.	1,138	25,924
WABCO Holdings, Inc. (a)	1,225	145,616
Wabtec Corp.	1,986	166,606
Watts Water Technologies, Inc., Class A	811	50,444
Welbilt, Inc. (a)	3,379	69,269
Woodward, Inc.	1,245	84,249
Xylem, Inc.	5,120	263,219

		11,619,690
Marine — 0.0%
Kirby Corp. (a)	1,237	87,332
Matson, Inc.	1,263	40,037
Scorpio Bulkers, Inc. (a)	1,346	10,028

		137,397
Media — 3.2%
AMC Entertainment Holdings, Inc., Class A	969	29,361
AMC Networks, Inc., Class A (a)	1,411	84,208
Cable One, Inc.	103	70,232
CBS Corp., Class B	9,108	606,229
Charter Communications, Inc., Class A (a)	4,921	1,698,532
Cinemark Holdings, Inc.	3,202	138,326
Clear Channel Outdoor Holdings, Inc., Class A	713	3,672
Comcast Corp., Class A	118,946	4,661,494
Daily Journal Corp. (a)	28	5,853
Discovery Communications, Inc., Class A (a)	2,961	85,218
Discovery Communications, Inc., Class C (a)	7,348	205,597
DISH Network Corp., Class A (a)	5,424	349,523
Entercom Communications Corp., Class A	339	4,288
Entravision Communications Corp., Class A	1,689	10,472
Eros International PLC (a)	591	5,880
EW Scripps Co., Class A (a)	1,830	40,772
Gannett Co., Inc.	3,516	29,394
Gray Television, Inc. (a)	1,183	17,331
IMAX Corp. (a)	2,096	63,928
Interpublic Group of Cos., Inc.	10,851	255,758
John Wiley & Sons, Inc., Class A	1,333	70,249
Liberty Braves Group, Class A (a)	996	24,731
Liberty Braves Group, Class C (a)	944	23,147
Liberty Broadband Corp., Class A (a)	518	46,584

Common Stocks	Shares	Value
Media (continued)
Liberty Broadband Corp., Class C (a)	2,613	$238,201
Liberty Media Corp-Liberty Formula One, Class A (a)	581	19,702
Liberty Media Corp-Liberty Formula One, Class C (a)	951	33,304
Liberty Media Corp. — Liberty SiriusXM, Class A (a)	3,154	120,167
Liberty Media Corp. — Liberty SiriusXM, Class C (a)	2,993	113,704
Lions Gate Entertainment Corp., Class A	1,567	41,008
Lions Gate Entertainment Corp., Class B (a)	2,917	69,570
Live Nation Entertainment, Inc. (a)	2,817	90,595
Madison Square Garden Co., Class A (a)	370	74,655
MDC Partners, Inc., Class A	4,937	44,186
Meredith Corp.	677	39,638
MSG Networks, Inc., Class A (a)	1,652	41,217
National CineMedia, Inc.	1,170	13,888
New Media Investment Group, Inc.	543	7,146
New York Times Co., Class A	2,155	31,140
News Corp., Class A	8,027	102,103
News Corp., Class B	5,383	69,979
Nexstar Broadcasting Group, Inc., Class A	1,082	74,658
Omnicom Group, Inc.	5,954	488,942
Reading International, Inc., Class A (a)	655	10,303
Regal Entertainment Group, Class A	1,839	40,587
Scholastic Corp.	411	17,768
Scripps Networks Interactive, Inc., Class A	2,532	189,191
Sinclair Broadcast Group, Inc., Class A	1,713	67,578
Sirius XM Holdings, Inc. (c)	45,941	227,408
TEGNA, Inc.	4,936	125,769
Thomson Reuters Corp.	7,393	335,864
Time Warner, Inc.	19,288	1,914,720
Time, Inc.	3,045	46,284
TiVo Corp.	3,425	67,644
Tribune Media Co., Class A	2,318	84,746
TRONC, Inc. (a)	502	7,199
Twenty-First Century Fox, Inc., Class A	24,884	759,957
Twenty-First Century Fox, Inc., Class B	13,833	413,053
Viacom, Inc., Class A	144	6,422
Viacom, Inc., Class B	8,322	354,184
Walt Disney Co.	39,861	4,607,932

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017	19

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Media (continued)
World Wrestling Entertainment, Inc., Class A	1,688	$36,174

		19,557,365
Metals & Mining — 0.5%
AK Steel Holding Corp. (a)	7,016	44,481
Alcoa Corp.	3,830	129,186
Allegheny Technologies, Inc.	2,737	50,224
Carpenter Technology Corp.	1,214	49,288
Century Aluminum Co. (a)	998	13,613
Cliffs Natural Resources, Inc. (a)	7,491	50,340
Coeur Mining, Inc. (a)	5,267	47,719
Commercial Metals Co.	2,682	49,992
Compass Minerals International, Inc.	816	53,856
Ferroglobe PLC	2,093	12,053
Freeport-McMoRan, Inc. (a)	32,118	409,505
Haynes International, Inc.	363	15,351
Hecla Mining Co.	10,046	54,751
Kaiser Aluminum Corp.	329	27,771
Materion Corp.	360	13,698
Newmont Mining Corp.	12,796	432,633
Nucor Corp.	7,656	469,542
Olympic Steel, Inc.	97	2,187
Reliance Steel & Aluminum Co.	1,578	124,378
Royal Gold, Inc.	1,461	103,263
Ryerson Holding Corp. (a)	148	2,028
Schnitzer Steel Industries, Inc., Class A	603	11,397
Southern Copper Corp.	1,843	65,187
Steel Dynamics, Inc.	6,735	243,403
Stillwater Mining Co. (a)	2,990	53,760
SunCoke Energy, Inc. (a)	1,134	10,399
Tahoe Resources, Inc.	7,290	58,757
TimkenSteel Corp. (a)	882	13,301
U.S. Silica Holdings, Inc.	1,671	69,347
United States Steel Corp.	3,417	76,267
Worthington Industries, Inc.	1,046	45,501

		2,803,178
Multi-Utilities — 1.1%
Alliant Energy Corp.	5,440	213,901
Ameren Corp.	5,916	323,546
Avista Corp.	1,407	56,759
Black Hills Corp.	1,695	115,294
CenterPoint Energy, Inc.	10,108	288,381
CMS Energy Corp.	6,318	286,837
Consolidated Edison, Inc.	7,265	575,969
Dominion Resources, Inc.	15,041	1,164,625
DTE Energy Co.	4,207	440,010
MDU Resources Group, Inc.	4,307	115,858
NiSource, Inc.	5,769	139,898
NorthWestern Corp.	1,369	81,839
PG&E Corp.	11,972	802,723

Common Stocks	Shares	Value
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	12,644	$556,968
SCANA Corp.	2,937	194,753
Sempra Energy	6,009	679,137
Vectren Corp.	1,938	115,156
WEC Energy Group, Inc.	7,689	465,338

		6,616,992
Multiline Retail — 0.4%
Big Lots, Inc.	1,076	54,327
Burlington Stores, Inc. (a)	1,920	189,926
Dillard’s, Inc., Class A	348	19,269
Dollar General Corp.	7,439	540,890
Dollar Tree, Inc. (a)	5,507	455,814
FirstCash, Inc.	1,230	63,898
Fred’s, Inc., Class A (c)	569	8,376
JC Penney Co., Inc. (a)(c)	7,840	42,179
Kohl’s Corp.	4,324	168,766
Macy’s, Inc.	7,935	231,861
Nordstrom, Inc.	2,859	138,004
Ollie’s Bargain Outlet Holdings, Inc. (a)	360	13,788
Sears Holdings Corp. (a)	57	583
Target Corp.	13,738	767,267
Tuesday Morning Corp. (a)	1,836	5,967

		2,700,915
Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc. (a)	1,606	40,391
Oil, Gas & Consumable Fuels — 4.8%
Abraxas Petroleum Corp. (a)	2,071	3,873
Alon USA Energy, Inc.	547	6,613
Anadarko Petroleum Corp.	13,787	786,135
Antero Resources Corp. (a)	4,037	85,544
Apache Corp.	9,231	448,996
Ardmore Shipping Corp.	591	4,580
Bill Barrett Corp. (a)	1,200	4,608
Cabot Oil & Gas Corp.	12,083	280,809
California Resources Corp. (a)	958	11,209
Callon Petroleum Co. (a)	5,584	66,115
Cheniere Energy, Inc. (a)	5,787	262,440
Chesapeake Energy Corp. (a)	14,109	74,213
Chevron Corp.	46,545	4,966,351
Cimarex Energy Co.	2,297	268,014
Clayton Williams Energy, Inc. (a)	166	21,895
Clean Energy Fuels Corp. (a)	2,177	5,312
Cobalt International Energy, Inc. (a)	8,356	3,268
Concho Resources, Inc. (a)	3,452	437,230
ConocoPhillips	30,379	1,455,458
CONSOL Energy, Inc. (a)	5,288	80,272
Contango Oil & Gas Co. (a)	215	1,539
Continental Resources, Inc. (a)	1,941	82,318
Delek U.S. Holdings, Inc.	1,146	27,584

20	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Denbury Resources, Inc. (a)	9,975	$22,145
Devon Energy Corp.	12,761	503,932
DHT Holdings, Inc.	1,316	6,304
Diamondback Energy, Inc. (a)	2,244	224,041
Dorian LPG Ltd. (a)	197	1,791
Eclipse Resources Corp. (a)	580	1,166
Energen Corp. (a)	2,209	114,846
EOG Resources, Inc.	13,934	1,288,895
EP Energy Corp., Class A (a)	381	1,722
EQT Corp.	4,640	269,770
Evolution Petroleum Corp.	2,979	23,832
EXCO Resources, Inc. (a)	695	341
Exxon Mobil Corp.	103,011	8,410,848
Frontline Ltd.	788	5,240
GasLog Ltd.	733	10,262
Gener8 Maritime, Inc. (a)	963	5,171
Golar LNG Ltd.	3,482	88,826
Green Plains, Inc.	670	15,410
Gulfport Energy Corp. (a)	5,049	80,178
Hess Corp.	7,404	361,537
HollyFrontier Corp.	3,660	102,992
International Seaways, Inc. (a)	85	1,643
Jones Energy, Inc., Class A (a)	1,096	2,192
Kinder Morgan, Inc.	47,375	977,346
Kosmos Energy Ltd. (a)	2,757	16,570
Laredo Petroleum, Inc. (a)	3,468	44,598
Marathon Oil Corp.	21,515	319,928
Marathon Petroleum Corp.	13,020	663,239
Matador Resources Co. (a)	2,078	45,051
Murphy Oil Corp.	3,680	96,342
Murphy USA, Inc. (a)	872	60,665
Navios Maritime Acquisition Corp.	2,872	4,854
Newfield Exploration Co. (a)	5,352	185,286
Noble Energy, Inc.	10,964	354,466
Nordic American Tankers Ltd.	1,483	12,309
Northern Oil and Gas, Inc. (a)	1,813	4,079
Oasis Petroleum, Inc. (a)	5,445	65,013
Occidental Petroleum Corp.	19,364	1,191,661
ONEOK, Inc.	5,286	278,096
Overseas Shipholding Group, Inc., Class A	256	932
Pacific Ethanol, Inc. (a)	558	3,794
Panhandle Oil and Gas, Inc., Class A	196	3,714
Par Pacific Holdings, Inc. (a)	783	12,818
Parsley Energy, Inc., Class A (a)	6,416	191,133
PBF Energy, Inc., Class A	2,439	54,438
PDC Energy, Inc. (a)	1,282	70,805
Phillips 66	11,389	906,109
Pioneer Natural Resources Co.	4,013	694,209
QEP Resources, Inc. (a)	5,121	60,479
Range Resources Corp.	4,813	127,496
Renewable Energy Group, Inc. (a)	713	7,451
REX American Resources Corp. (a)	107	10,131

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Rice Energy, Inc. (a)	1,755	$37,364
Ring Energy, Inc. (a)	2,128	25,536
RSP Permian, Inc. (a)	2,357	89,684
Scorpio Tankers, Inc.	3,157	13,891
SemGroup Corp., Class A	1,583	52,714
Ship Finance International Ltd.	1,106	15,539
SM Energy Co.	2,297	51,889
Southwestern Energy Co. (a)	11,212	84,202
SRC Energy, Inc. (a)	4,863	36,667
Targa Resources Corp.	4,391	242,076
Teekay Corp.	710	6,163
Teekay Tankers Ltd., Class A	1,294	2,653
Tesoro Corp.	2,966	236,420
Valero Energy Corp.	11,519	744,243
Western Refining, Inc.	1,873	64,600
Westmoreland Coal Co. (a)	343	3,656
Whiting Petroleum Corp. (a)	5,856	48,605
Williams Cos., Inc.	19,694	603,227
World Fuel Services Corp.	1,648	60,696
WPX Energy, Inc. (a)	11,024	131,516

		29,941,813
Paper & Forest Products — 0.1%
Boise Cascade Co. (a)	1,353	41,266
Clearwater Paper Corp. (a)	332	16,135
Deltic Timber Corp.	167	12,921
Domtar Corp.	1,535	60,863
International Paper Co.	10,896	588,057
KapStone Paper and Packaging Corp.	2,191	46,208
Louisiana-Pacific Corp. (a)	3,377	86,924
Neenah Paper, Inc.	304	23,818
PH Glatfelter Co.	807	17,359
Schweitzer-Mauduit International, Inc.	571	24,582

		918,133
Personal Products — 0.2%
Avon Products, Inc. (a)	10,458	50,721
Coty, Inc., Class A	13,015	232,318
Edgewell Personal Care Co. (a)	1,356	96,940
Estee Lauder Cos., Inc., Class A	5,517	480,751
Herbalife Ltd. (a)	1,729	109,377
Inter Parfums, Inc.	236	8,956
Lifevantage Corp. (a)	178	883
Medifast, Inc.	293	13,572
Natural Health Trends Corp.	98	2,811
Nature’s Sunshine Products, Inc.	255	2,576
Nu Skin Enterprises, Inc., Class A	1,295	71,523
Nutraceutical International Corp.	166	5,262
Revlon, Inc., Class A (a)	260	6,747
Synutra International, Inc. (a)	737	4,440

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017	21

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Personal Products (continued)
USANA Health Sciences, Inc. (a)	195	$11,086

		1,097,963
Pharmaceuticals — 4.3%
Aclaris Therapeutics, Inc. (a)	156	4,385
Aerie Pharmaceuticals, Inc. (a)	1,398	61,582
Akorn, Inc. (a)	2,135	71,416
Allergan PLC	8,424	2,054,277
Amphastar Pharmaceuticals, Inc. (a)	686	10,359
ANI Pharmaceuticals, Inc. (a)	175	9,471
Aratana Therapeutics, Inc. (a)	403	2,499
Bio-Path Holdings, Inc. (a)	1,124	709
Bristol-Myers Squibb Co.	41,794	2,342,554
Catalent, Inc. (a)	2,277	66,671
Cempra, Inc. (a)	856	3,681
Collegium Pharmaceutical, Inc. (a)	181	1,776
Corcept Therapeutics, Inc. (a)	1,196	11,410
Depomed, Inc. (a)	1,111	13,321
Dermira, Inc. (a)	392	13,351
Durect Corp. (a)	2,947	2,586
Eli Lilly & Co.	24,093	1,977,072
Endo International PLC (a)	5,144	58,487
Heska Corp. (a)	84	9,093
Horizon Pharma PLC (a)	4,324	66,503
Impax Laboratories, Inc. (a)	1,996	28,044
Intersect ENT, Inc. (a)	286	5,434
Intra-Cellular Therapies, Inc. (a)	732	10,116
Johnson & Johnson	67,548	8,340,151
Lannett Co., Inc. (a)(c)	445	11,570
Mallinckrodt PLC (a)	2,493	116,971
Medicines Co. (a)	1,727	85,176
Merck & Co., Inc.	68,553	4,272,908
Mylan NV (a)	11,118	415,257
MyoKardia, Inc. (a)	234	3,054
Nektar Therapeutics (a)	3,821	72,484
Omeros Corp. (a)(c)	872	14,231
Pacira Pharmaceuticals, Inc. (a)	686	33,305
Paratek Pharmaceuticals, Inc. (a)	182	3,904
Perrigo Co. PLC	4,042	298,865
Pfizer, Inc.	148,496	5,036,984
Phibro Animal Health Corp., Class A	430	12,792
Prestige Brands Holdings, Inc. (a)	1,262	72,451
Reata Pharmaceuticals, Inc. (a)	143	2,966
Revance Therapeutics, Inc. (a)	232	5,046
Sciclone Pharmaceuticals, Inc. (a)	3,392	32,733
Sucampo Pharmaceuticals, Inc., Class A (a)	534	5,420
Supernus Pharmaceuticals, Inc. (a)	895	29,177
Teligent, Inc. (a)	475	3,748
TherapeuticsMD, Inc. (a)(c)	2,459	12,541
Theravance Biopharma, Inc. (a)	733	29,562
WaVe Life Sciences Ltd. (a)	106	2,237

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Zoetis, Inc.	11,592	$650,427
Zogenix, Inc. (a)	502	5,522

		26,394,279
Producer Durables: Miscellaneous — 0.0%
Actua Corp. (a)	1,097	15,358
PROS Holdings, Inc. (a)	583	14,371

		29,729
Professional Services — 0.3%
Advisory Board Co. (a)	1,152	58,867
Barrett Business Services, Inc.	146	8,418
CBIZ, Inc. (a)	770	12,128
CRA International, Inc.	196	7,436
Dun & Bradstreet Corp.	841	92,182
Equifax, Inc.	2,842	384,551
Exponent, Inc.	478	29,230
Franklin Covey Co. (a)	195	4,144
FTI Consulting, Inc. (a)	801	27,707
GP Strategies Corp. (a)	414	11,219
Heidrick & Struggles International, Inc.	563	12,105
Hill International, Inc. (a)	947	3,835
Huron Consulting Group, Inc. (a)	409	18,200
ICF International, Inc. (a)	336	14,834
Insperity, Inc.	297	27,131
Kelly Services, Inc., Class A	388	8,660
Kforce, Inc.	363	8,240
Korn/Ferry International	1,529	49,540
ManpowerGroup, Inc.	1,950	196,911
Mistras Group, Inc. (a)	335	7,538
Navigant Consulting, Inc. (a)	883	21,166
Nielsen Holdings PLC	8,996	370,005
On Assignment, Inc. (a)	1,216	62,952
Paylocity Holding Corp. (a)	416	16,407
Resources Connection, Inc.	605	8,410
Robert Half International, Inc.	2,878	132,532
RPX Corp. (a)	744	9,553
TransUnion (a)	994	39,790
TriNet Group, Inc. (a)	1,193	35,074
TrueBlue, Inc. (a)	763	20,868
Verisk Analytics, Inc. (a)	3,777	312,773
WageWorks, Inc. (a)	871	64,280

		2,076,686
Real Estate Investment Trusts (REITs) — 3.9%
Acadia Realty Trust	3,194	92,882
AG Mortgage Investment Trust, Inc.	900	17,055
AGNC Investment Corp.	7,338	154,612
Agree Realty Corp.	415	20,119
Alexander’s, Inc.	37	16,088
Alexandria Real Estate Equities, Inc.	2,395	269,461
American Assets Trust, Inc.	696	29,810

22	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
American Campus Communities, Inc.	2,798	$132,597
American Homes 4 Rent, Class A	4,478	103,218
American Tower Corp.	10,456	1,316,829
Annaly Capital Management, Inc.	23,535	277,948
Anworth Mortgage Asset Corp.	2,687	15,746
Apartment Investment & Management Co., Class A	3,487	152,521
Apollo Commercial Real Estate Finance, Inc.	1,345	25,945
Apple Hospitality REIT, Inc.	4,029	75,463
Ares Commercial Real Estate Corp.	1,122	15,517
Armada Hoffler Properties, Inc.	1,336	19,051
ARMOUR Residential REIT, Inc.	558	13,431
Ashford Hospitality Prime, Inc.	837	8,864
Ashford Hospitality Trust, Inc.	1,493	9,331
AvalonBay Communities, Inc.	3,309	628,181
Bluerock Residential Growth REIT, Inc.	999	12,448
Boston Properties, Inc.	3,771	477,409
Brandywine Realty Trust	4,323	73,361
Brixmor Property Group, Inc.	4,055	80,086
Camden Property Trust	1,831	150,746
Capstead Mortgage Corp.	1,502	16,732
Care Capital Properties, Inc.	2,730	73,355
Catchmark Timber Trust, Inc., Class A	712	8,338
CBL & Associates Properties, Inc.	4,513	41,745
Cedar Realty Trust, Inc.	1,848	9,942
Chatham Lodging Trust	600	11,616
Chesapeake Lodging Trust	1,132	26,387
Chimera Investment Corp.	4,196	85,431
City Office REIT, Inc.	814	10,216
Colony NorthStar, Inc., Class A	12,973	169,557
Colony Starwood Homes	3,515	121,514
Columbia Property Trust, Inc.	3,723	83,767
Community Healthcare Trust, Inc.	647	15,994
CoreCivic, Inc.	2,660	91,637
CorEnergy Infrastructure Trust, Inc.	292	10,652
Coresite Realty Corp.	803	78,574
Corporate Office Properties Trust	2,168	70,980
Cousins Properties, Inc.	7,863	66,757
Crown Castle International Corp.	8,739	826,709
CubeSmart	4,257	107,872
CyrusOne, Inc.	2,068	112,996
CYS Investments, Inc.	2,553	21,777
DCT Industrial Trust, Inc.	2,264	114,468
DDR Corp.	6,612	71,476
DiamondRock Hospitality Co.	5,063	55,744
Digital Realty Trust, Inc.	3,735	428,927
Douglas Emmett, Inc.	3,172	119,489
Duke Realty Corp.	10,693	296,517
DuPont Fabros Technology, Inc.	2,003	103,255
Dynex Capital, Inc.	2,085	14,428

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Easterly Government Properties, Inc.	1,197	$24,084
EastGroup Properties, Inc.	1,523	119,175
Education Realty Trust, Inc.	1,845	71,531
Empire State Realty Trust, Inc., Class A	3,002	62,442
EPR Properties	1,347	97,940
Equinix, Inc.	1,880	785,276
Equity Commonwealth (a)	2,980	95,330
Equity Lifestyle Properties, Inc.	1,757	142,159
Equity Residential	8,747	564,881
Essex Property Trust, Inc.	1,612	394,086
Extra Space Storage, Inc.	3,497	264,128
Federal Realty Investment Trust	1,588	207,853
FelCor Lodging Trust, Inc.	2,548	19,747
First Industrial Realty Trust, Inc.	3,831	107,804
First Potomac Realty Trust	1,256	13,816
Forest City Realty Trust, Inc., Class A	5,381	121,611
Four Corners Property Trust, Inc.	3,935	91,804
Franklin Street Properties Corp.	1,777	21,555
Gaming and Leisure Properties, Inc.	4,213	146,612
Geo Group, Inc.	2,570	85,616
Getty Realty Corp.	583	14,925
GGP, Inc.	14,217	307,229
Gladstone Commercial Corp.	957	21,341
Gramercy Property Trust	3,429	95,292
Great Ajax Corp.	321	4,366
HCP, Inc.	12,803	401,374
Healthcare Realty Trust, Inc.	3,457	113,390
Healthcare Trust of America, Inc., Class A	3,425	109,223
Hersha Hospitality Trust	628	11,580
Highwoods Properties, Inc.	2,064	105,016
Hospitality Properties Trust	5,821	185,282
Host Hotels & Resorts, Inc.	18,796	337,388
Hudson Pacific Properties, Inc.	2,810	96,552
Independence Realty Trust, Inc.	1,495	13,754
InfraREIT, Inc. (a)	504	9,626
Invesco Mortgage Capital, Inc.	2,091	34,104
Investors Real Estate Trust	1,698	10,035
iStar, Inc. (a)	1,081	13,221
Kilroy Realty Corp.	2,658	187,469
Kimco Realty Corp.	11,977	243,013
Kite Realty Group Trust	1,544	31,436
Lamar Advertising Co., Class A	1,870	134,771
LaSalle Hotel Properties	2,776	79,283
Lexington Realty Trust	9,410	95,700
Liberty Property Trust	3,162	128,282
Life Storage, Inc.	998	78,233
LTC Properties, Inc.	683	32,675
Macerich Co.	3,898	243,352
Mack-Cali Realty Corp.	1,583	42,820

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017	23

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Medical Properties Trust, Inc.	6,800	$88,876
MFA Financial, Inc.	9,862	81,953
Mid-America Apartment Communities, Inc.	2,869	284,633
Monmouth Real Estate Investment Corp.	995	14,925
Monogram Residential Trust, Inc.	2,751	28,005
MTGE Investment Corp.	730	13,140
National Health Investors, Inc.	1,189	86,999
National Retail Properties, Inc.	3,198	135,020
National Storage Affiliates Trust	447	10,952
New Residential Investment Corp.	8,142	135,727
New Senior Investment Group, Inc.	1,250	13,025
New York Mortgage Trust, Inc.	2,062	13,217
NexPoint Residential Trust, Inc.	679	16,303
NorthStar Realty Europe Corp.	1,409	16,387
Omega Healthcare Investors, Inc.	4,037	133,221
One Liberty Properties, Inc.	642	15,588
Orchid Island Capital, Inc.	389	4,123
Outfront Media, Inc.	3,711	97,080
Owens Realty Mortgage, Inc.	267	4,849
Paramount Group, Inc.	4,520	74,128
Park Hotels & Resorts, Inc.	2,254	57,860
Parkway, Inc.	681	13,722
Pebblebrook Hotel Trust	2,003	59,609
Pennsylvania Real Estate Investment Trust	1,280	17,728
PennyMac Mortgage Investment Trust (b)	1,256	22,457
Physicians Realty Trust	3,799	74,612
Piedmont Office Realty Trust, Inc., Class A	3,332	72,804
Potlatch Corp.	1,400	63,070
Preferred Apartment Communities, Inc., Class A	1,032	14,603
Prologis, Inc.	12,639	687,688
PS Business Parks, Inc.	655	79,609
Public Storage	3,606	755,024
QTS Realty Trust, Inc., Class A	1,286	68,724
Quality Care Properties, Inc. (a)	1,624	28,176
RAIT Financial Trust	337	1,035
Ramco-Gershenson Properties Trust	1,515	20,195
Rayonier, Inc.	3,685	103,991
Realty Income Corp.	6,449	376,299
Redwood Trust, Inc.	1,521	25,963
Regency Centers Corp.	3,350	211,653
Resource Capital Corp.	848	7,929
Retail Opportunity Investments Corp.	1,925	39,655
Retail Properties of America, Inc., Class A	6,809	90,832
Rexford Industrial Realty, Inc.	1,160	28,930
RLJ Lodging Trust	3,692	79,341

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Ryman Hospitality Properties, Inc.	1,083	$69,074
Sabra Health Care REIT, Inc.	1,182	32,139
Saul Centers, Inc.	143	8,587
Select Income REIT	1,201	30,097
Senior Housing Properties Trust	8,721	187,676
Seritage Growth Properties, Class A	466	19,339
Silver Bay Realty Trust Corp.	932	19,973
Simon Property Group, Inc.	7,719	1,275,642
SL Green Realty Corp.	2,724	285,829
Spirit Realty Capital, Inc.	10,847	102,179
STAG Industrial, Inc.	3,704	97,637
Starwood Property Trust, Inc.	6,166	139,907
STORE Capital Corp.	3,412	81,854
Summit Hotel Properties, Inc.	1,562	25,820
Sun Communities, Inc.	1,484	124,077
Sunstone Hotel Investors, Inc.	5,845	87,032
Tanger Factory Outlet Centers, Inc.	2,740	85,461
Taubman Centers, Inc.	1,450	90,697
Terreno Realty Corp.	829	25,600
Tier REIT, Inc.	1,188	20,564
Two Harbors Investment Corp.	9,328	93,187
UDR, Inc.	7,736	288,862
UMH Properties, Inc.	764	12,239
Uniti Group, Inc. (a)	2,872	78,865
Urban Edge Properties	2,029	51,740
Ventas, Inc.	8,726	558,551
VEREIT, Inc.	22,826	191,054
Vornado Realty Trust	4,462	429,423
Washington Prime Group, Inc.	7,572	66,634
Washington Real Estate Investment Trust	1,321	41,836
Weingarten Realty Investors	2,586	84,743
Welltower, Inc.	8,539	610,026
Western Asset Mortgage Capital Corp.	1,131	11,909
Weyerhaeuser Co.	18,480	625,918
Whitestone REIT	415	5,204
WP Carey, Inc.	2,284	142,978
Xenia Hotels & Resorts, Inc.	1,904	33,244

		24,479,010
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,174	54,016
Altisource Portfolio Solutions SA (a)	294	6,495
Altisource Residential Corp.	1,032	14,840
AV Homes, Inc. (a)	236	4,142
CareTrust REIT, Inc.	892	15,182
CBRE Group, Inc., Class A (a)	8,552	306,247
Consolidated-Tomoka Land Co.	88	4,772
Forestar Group, Inc. (a)	840	11,886
Howard Hughes Corp. (a)	867	106,736
Jones Lang LaSalle, Inc.	1,042	119,684
Kennedy-Wilson Holdings, Inc.	2,259	46,084

24	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
RE/MAX Holdings, Inc., Class A	321	$18,987
Realogy Holdings Corp.	3,502	106,986
RMR Group, Inc., Class A	188	9,917
Stratus Properties, Inc.	132	3,940
Tejon Ranch Co. (a)	423	9,687
Trinity Place Holdings, Inc. (a)	384	2,738

		842,339
Road & Rail — 0.9%
AMERCO, Inc.	144	53,922
ArcBest Corp.	693	18,330
Avis Budget Group, Inc. (a)	1,821	55,541
Celadon Group, Inc.	608	2,402
Covenant Transportation Group, Inc., Class A (a)	245	4,589
CSX Corp.	23,449	1,192,147
Genesee & Wyoming, Inc., Class A (a)	1,920	130,099
Heartland Express, Inc.	815	16,398
Hertz Global Holdings, Inc. (a)	1,958	32,287
JB Hunt Transport Services, Inc.	2,575	230,874
Kansas City Southern	2,760	248,593
Knight Transportation, Inc.	1,626	55,772
Landstar System, Inc.	1,038	88,697
Marten Transport Ltd.	535	13,268
Norfolk Southern Corp.	7,499	881,058
Old Dominion Freight Line, Inc.	1,545	136,763
PAM Transportation Services, Inc. (a)	369	6,926
Roadrunner Transportation Systems, Inc. (a)	671	4,509
Ryder System, Inc.	1,214	82,443
Saia, Inc. (a)	428	20,608
Swift Transportation Co. (a)	1,809	44,465
Union Pacific Corp.	20,778	2,326,305
USA Truck, Inc. (a)	50	336
Werner Enterprises, Inc.	852	23,260
YRC Worldwide, Inc. (a)	617	6,577

		5,676,169
Semiconductors & Semiconductor Equipment — 3.1%
Acacia Communications, Inc. (a)	109	4,997
Advanced Energy Industries, Inc. (a)	892	65,830
Advanced Micro Devices, Inc. (a)	17,341	230,635
Alpha & Omega Semiconductor Ltd. (a)	229	3,790
Ambarella, Inc. (a)	925	52,003
Amkor Technology, Inc. (a)	1,942	22,877
Analog Devices, Inc.	8,941	681,304
Applied Materials, Inc.	26,743	1,086,033
Axcelis Technologies, Inc. (a)	1,025	19,731
Broadcom Ltd.	9,457	2,088,200
Brooks Automation, Inc.	1,220	30,817

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Cabot Microelectronics Corp.	485	$38,000
Cavium, Inc. (a)	1,592	109,609
CEVA, Inc. (a)	291	10,476
Cirrus Logic, Inc. (a)	1,428	91,892
Cohu, Inc.	889	16,651
Cree, Inc. (a)	2,386	52,206
Cypress Semiconductor Corp.	8,170	114,462
Diodes, Inc. (a)	663	15,508
DSP Group, Inc. (a)	1,130	14,068
Entegris, Inc. (a)	3,287	81,518
Exar Corp. (a)	1,287	16,744
First Solar, Inc. (a)	1,598	47,221
FormFactor, Inc. (a)	1,041	11,555
Inphi Corp. (a)	1,003	41,544
Integrated Device Technology, Inc. (a)	3,433	82,358
Intel Corp.	117,081	4,232,478
IXYS Corp.	979	13,657
KLA-Tencor Corp.	4,120	404,666
Kopin Corp. (a)	1,560	6,365
Lam Research Corp.	3,931	569,405
Lattice Semiconductor Corp. (a)	2,141	14,687
MACOM Technology Solutions Holdings, Inc. (a)	592	28,937
Marvell Technology Group Ltd.	10,034	150,711
Maxim Integrated Products, Inc.	6,828	301,456
MaxLinear, Inc., Class A (a)	1,037	28,860
Microchip Technology, Inc.	5,018	379,260
Micron Technology, Inc. (a)	25,642	709,514
Microsemi Corp. (a)	3,315	155,606
MKS Instruments, Inc.	1,416	110,802
Monolithic Power Systems, Inc.	1,049	95,983
Nanometrics, Inc. (a)	423	13,348
NeoPhotonics Corp. (a)	339	2,631
NVE Corp.	172	14,003
NVIDIA Corp.	12,431	1,296,553
ON Semiconductor Corp. (a)	9,213	130,640
PDF Solutions, Inc. (a)	466	8,863
Photronics, Inc. (a)	1,151	13,237
Power Integrations, Inc.	702	46,297
Qorvo, Inc. (a)	3,261	221,846
QUALCOMM, Inc.	36,748	1,974,838
Rambus, Inc. (a)	3,047	38,148
Rudolph Technologies, Inc. (a)	558	13,671
Semtech Corp. (a)	1,579	53,923
Sigma Designs, Inc. (a)	755	4,681
Silicon Laboratories, Inc. (a)	970	69,015
Skyworks Solutions, Inc.	4,967	495,409
SunPower Corp. (a)(c)	1,191	8,266
Teradyne, Inc.	4,660	164,358
Texas Instruments, Inc.	24,991	1,978,787
Ultra Clean Holdings, Inc. (a)	650	12,506
Ultratech, Inc. (a)	368	11,231
Veeco Instruments, Inc. (a)	722	23,826

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017	25

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xcerra Corp. (a)	1,092	$10,702
Xilinx, Inc.	6,092	384,466
Xperi Corp.	1,193	40,085

		19,263,746
Software — 4.6%
A10 Networks, Inc. (a)	1,111	8,999
ACI Worldwide, Inc. (a)	2,912	62,579
Activision Blizzard, Inc.	14,320	748,220
Adobe Systems, Inc. (a)	12,155	1,625,610
Allscripts Healthcare Solutions, Inc. (a)	4,856	58,126
ANSYS, Inc. (a)	2,294	252,707
Aspen Technology, Inc. (a)	1,712	105,271
Atlassian Corp. PLC, Class A (a)	484	16,688
Autodesk, Inc. (a)	5,264	474,128
Barracuda Networks, Inc. (a)	420	8,539
Blackbaud, Inc.	1,112	89,416
Bottomline Technologies, Inc. (a)	761	17,731
BroadSoft, Inc. (a)	548	21,043
CA, Inc.	7,339	240,939
Cadence Design Systems, Inc. (a)	8,128	264,729
Callidus Software, Inc. (a)	1,174	24,713
CDK Global, Inc.	3,530	229,485
Citrix Systems, Inc. (a)	3,948	319,551
CommVault Systems, Inc. (a)	1,238	62,457
Dell Technologies, Inc., Class V (a)	5,322	357,159
Digimarc Corp. (a)	290	8,367
Ebix, Inc.	642	39,611
Electronic Arts, Inc. (a)	7,412	702,806
Ellie Mae, Inc. (a)	747	76,015
EnerNOC, Inc. (a)	649	3,667
ePlus, Inc. (a)	298	21,232
Exa Corp. (a)	324	4,458
Fair Isaac Corp.	664	89,959
FireEye, Inc. (a)	4,309	53,906
Fortinet, Inc. (a)	3,482	135,798
Gigamon, Inc. (a)	553	17,530
Globant SA (a)	447	16,937
Glu Mobile, Inc. (a)	377	871
Guidewire Software, Inc. (a)	1,840	113,142
HubSpot, Inc. (a)	783	52,500
Imperva, Inc. (a)	869	38,627
Intuit, Inc.	6,210	777,554
Manhattan Associates, Inc. (a)	1,637	76,432
Microsoft Corp.	187,553	12,839,878
MicroStrategy, Inc., Class A (a)	249	47,352
Mitek Systems, Inc. (a)	331	2,896
MobileIron, Inc. (a)	923	4,200
Monotype Imaging Holdings, Inc.	756	15,385
Netscout Systems, Inc. (a)	2,124	79,969
Nuance Communications, Inc. (a)	5,457	97,626
Oracle Corp.	73,518	3,305,369
Park City Group, Inc. (a)	251	3,175

Common Stocks	Shares	Value
Software (continued)
Paycom Software, Inc. (a)	1,058	$63,744
Pegasystems, Inc.	698	31,794
Progress Software Corp.	922	27,402
Proofpoint, Inc. (a)	1,060	79,892
PTC, Inc. (a)	2,650	143,232
Qualys, Inc. (a)	554	21,274
Rapid7, Inc. (a)	592	10,034
RealPage, Inc. (a)	1,015	37,606
Red Hat, Inc. (a)	4,736	417,147
Rubicon Project, Inc. (a)	334	1,907
salesforce.com, Inc. (a)	15,766	1,357,768
Sapiens International Corp. NV	864	10,247
ServiceNow, Inc. (a)	4,062	383,778
Silver Spring Networks, Inc. (a)	531	6,059
Splunk, Inc. (a)	4,072	261,870
SS&C Technologies Holdings, Inc.	3,780	138,877
Symantec Corp.	14,851	469,737
Synchronoss Technologies, Inc. (a)	1,052	16,832
Synopsys, Inc. (a)	4,218	310,867
Tableau Software, Inc., Class A (a)	1,412	75,796
Take-Two Interactive Software, Inc. (a)	3,136	197,098
TeleNav, Inc. (a)	760	6,612
Tyler Technologies, Inc. (a)	761	124,492
Ultimate Software Group, Inc. (a)	625	126,669
VASCO Data Security International, Inc. (a)	429	5,792
Verint Systems, Inc. (a)	1,559	61,269
VMware, Inc., Class A (a)	1,843	173,463
Workday, Inc., Class A (a)	2,980	260,452
Workiva, Inc. (a)	612	10,282
Zendesk, Inc. (a)	2,142	61,582
Zix Corp. (a)	998	5,419
Zynga, Inc., Class A (a)	19,153	55,352

		28,567,697
Specialty Retail — 2.3%
Aaron’s, Inc.	1,567	56,318
Abercrombie & Fitch Co., Class A	2,579	30,922
Advance Auto Parts, Inc.	1,754	249,314
America’s Car-Mart, Inc. (a)	281	10,481
American Eagle Outfitters, Inc.	4,172	58,783
Asbury Automotive Group, Inc. (a)	377	23,072
Ascena Retail Group, Inc. (a)	4,289	16,770
AutoNation, Inc. (a)	1,518	63,756
AutoZone, Inc. (a)	719	497,685
Barnes & Noble Education, Inc. (a)	774	8,057
Barnes & Noble, Inc.	1,024	8,755
Bed Bath & Beyond, Inc.	4,076	157,945
Best Buy Co., Inc.	6,775	351,013
Big 5 Sporting Goods Corp.	293	4,512
BMC Stock Holdings, Inc. (a)	1,098	25,583
Boot Barn Holdings, Inc. (a)	235	2,493
Buckle, Inc.	543	10,154

26	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Specialty Retail (continued)
Build-A-Bear Workshop, Inc. (a)	292	$3,037
Cabela’s, Inc. (a)	1,126	61,480
Caleres, Inc.	786	22,653
CarMax, Inc. (a)	4,695	274,657
Cato Corp., Class A	507	11,438
Chico’s FAS, Inc.	3,622	50,056
Children’s Place, Inc.	492	56,482
Citi Trends, Inc.	277	5,205
Conn’s, Inc. (a)	389	6,846
CST Brands, Inc.	1,700	82,093
Dick’s Sporting Goods, Inc.	1,914	96,753
DSW, Inc., Class A	2,120	43,714
Express, Inc. (a)	2,627	22,671
Finish Line, Inc., Class A	792	12,522
Five Below, Inc. (a)	1,336	65,624
Foot Locker, Inc.	3,546	274,248
Francesca’s Holdings Corp. (a)	821	12,955
GameStop Corp., Class A	2,382	54,048
Gap, Inc.	5,086	133,253
Genesco, Inc. (a)	391	20,840
GNC Holdings, Inc., Class A	1,064	8,278
Group 1 Automotive, Inc.	539	37,164
Guess?, Inc.	1,146	12,789
Haverty Furniture Cos., Inc.	502	12,374
Hibbett Sports, Inc. (a)	427	11,102
Home Depot, Inc.	30,646	4,783,841
Kirkland’s, Inc. (a)	341	4,010
L Brands, Inc.	6,169	325,785
Lithia Motors, Inc., Class A	589	56,279
Lowe’s Cos., Inc.	22,272	1,890,447
Lumber Liquidators Holdings, Inc. (a)	647	15,884
MarineMax, Inc. (a)	1,644	33,455
Michaels Cos., Inc. (a)	2,246	52,467
Monro Muffler Brake, Inc.	803	41,636
O’Reilly Automotive, Inc. (a)	2,360	585,634
Office Depot, Inc.	16,469	81,851
Party City Holdco, Inc. (a)	508	8,128
Penske Automotive Group, Inc.	919	43,845
Pier 1 Imports, Inc.	1,225	8,256
Rent-A-Center, Inc.	723	7,729
RH (a)	1,173	56,269
Ross Stores, Inc.	9,555	621,075
Sally Beauty Holdings, Inc. (a)	3,488	66,342
Select Comfort Corp. (a)	898	27,748
Shoe Carnival, Inc.	372	9,438
Signet Jewelers Ltd.	1,609	105,937
Sonic Automotive, Inc., Class A	412	8,075
Sportsman’s Warehouse Holdings, Inc. (a)	414	1,693
Staples, Inc.	20,258	197,921
Tailored Brands, Inc.	944	11,640
Tiffany & Co.	2,861	262,211
Tile Shop Holdings, Inc.	579	12,362

Common Stocks	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc.	16,607	$1,305,974
Tractor Supply Co.	3,393	210,061
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,471	413,998
Urban Outfitters, Inc. (a)	2,003	45,829
Vitamin Shoppe, Inc. (a)	484	9,341
West Marine, Inc. (a)	309	3,387
Williams-Sonoma, Inc.	2,071	111,938
Winmark Corp.	34	4,389
Zumiez, Inc. (a)	536	9,621

		14,402,391
Technology Hardware, Storage & Peripherals — 3.6%
3D Systems Corp. (a)	2,820	44,641
Apple, Inc.	135,693	19,492,299
Avid Technology, Inc. (a)	592	3,318
Cray, Inc. (a)	772	13,819
Diebold Nixdorf, Inc.	1,775	50,055
Eastman Kodak Co. (a)	340	3,740
Electronics for Imaging, Inc. (a)	1,193	54,616
Hewlett Packard Enterprise Co.	42,563	792,949
HP, Inc.	42,905	807,472
Immersion Corp. (a)	1,186	10,401
NCR Corp. (a)	2,758	113,768
NetApp, Inc.	7,211	287,358
Pure Storage, Inc., Class A (a)	1,036	10,992
Stratasys Ltd. (a)	1,943	48,109
Super Micro Computer, Inc. (a)	825	20,130
Synaptics, Inc. (a)	891	48,800
USA Technologies, Inc. (a)	901	4,415
Western Digital Corp.	7,207	641,927

		22,448,809
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	1,135	104,465
Coach, Inc.	7,121	280,496
Columbia Sportswear Co.	520	29,442
Crocs, Inc. (a)	930	5,794
Culp, Inc.	170	5,457
Deckers Outdoor Corp. (a)	826	49,221
Fossil Group, Inc. (a)	815	14,059
G-III Apparel Group Ltd. (a)	811	19,221
Hanesbrands, Inc.	10,839	236,399
Iconix Brand Group, Inc. (a)	1,306	9,142
Kate Spade & Co. (a)	3,103	53,992
lululemon athletica, Inc. (a)	2,166	112,632
Michael Kors Holdings Ltd. (a)	4,295	160,332
Movado Group, Inc.	450	10,530
NIKE, Inc., Class B	33,177	1,838,338
Oxford Industries, Inc.	289	16,756
Perry Ellis International, Inc. (a)	255	5,233
PVH Corp.	2,266	228,934
Ralph Lauren Corp.	1,372	110,748
Sequential Brands Group, Inc. (a)	363	1,223

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017	27

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Skechers U.S.A., Inc., Class A (a)	2,842	$71,760
Steven Madden Ltd. (a)	1,543	58,711
Under Armour, Inc., Class A (a)(c)	4,165	89,506
Under Armour, Inc., Class C (a)	4,022	78,067
Unifi, Inc. (a)	322	9,039
Vera Bradley, Inc. (a)	696	6,368
VF Corp.	8,574	468,398
Wolverine World Wide, Inc.	2,373	57,213

		4,131,476
Thrifts & Mortgage Finance — 0.3%
Astoria Financial Corp.	2,728	55,624
Banc of California, Inc.	902	19,573
BankFinancial Corp.	603	8,912
Beneficial Bancorp, Inc.	1,762	28,192
Berkshire Hills Bancorp, Inc.	2,063	77,362
BofI Holding, Inc. (a)	1,490	35,596
Brookline Bancorp, Inc.	1,313	19,104
Capitol Federal Financial, Inc.	2,270	33,210
Charter Financial Corp.	722	13,249
Dime Community Bancshares, Inc.	548	10,659
Essent Group Ltd. (a)	3,104	114,879
EverBank Financial Corp.	2,410	46,995
Federal Agricultural Mortgage Corp., Class C	139	7,930
First Defiance Financial Corp.	305	16,360
Flagstar Bancorp, Inc. (a)	446	13,041
Flushing Financial Corp.	429	12,647
Greene County Bancorp, Inc.	392	9,702
Hingham Institution for Savings	79	14,180
HomeStreet, Inc. (a)	371	9,646
Impac Mortgage Holdings, Inc. (a)	232	3,318
Kearny Financial Corp.	2,282	33,317
Ladder Capital Corp.	570	8,339
LendingTree, Inc. (a)	124	17,472
Meridian Bancorp, Inc.	1,376	24,149
Meta Financial Group, Inc.	159	13,499
MGIC Investment Corp. (a)	9,142	96,357
Nationstar Mortgage Holdings, Inc. (a)	547	8,812
New York Community Bancorp, Inc.	15,091	200,559
NMI Holdings, Inc., Class A (a)	743	8,619
Northfield Bancorp, Inc.	1,190	21,872
Northwest Bancshares, Inc.	2,104	33,959
OceanFirst Financial Corp.	487	13,466
Ocwen Financial Corp. (a)	1,730	3,962
Oritani Financial Corp.	1,043	17,679
People’s United Financial, Inc.	7,092	123,897
Provident Bancorp, Inc. (a)	433	9,223
Provident Financial Services, Inc.	1,941	49,864
Radian Group, Inc.	5,168	87,236
Southern Missouri Bancorp, Inc.	1,197	39,860
Territorial Bancorp, Inc.	536	16,589
TFS Financial Corp.	1,417	23,437

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (continued)
TrustCo Bank Corp. NY	1,531	$12,171
United Community Financial Corp.	695	5,935
United Financial Bancorp, Inc.	771	13,315
Walker & Dunlop, Inc. (a)	523	23,457
Washington Federal, Inc.	2,051	69,119
Waterstone Financial, Inc.	804	15,276
WSFS Financial Corp.	534	25,205

		1,566,824
Tobacco — 1.5%
Alliance One International, Inc. (a)	257	3,534
Altria Group, Inc.	48,071	3,450,536
Philip Morris International, Inc.	38,316	4,246,946
Reynolds American, Inc.	20,512	1,323,024
Turning Point Brands, Inc. (a)	273	4,316
Universal Corp.	669	49,138
Vector Group Ltd.	2,264	49,174

		9,126,668
Trading Companies & Distributors — 0.3%
Aceto Corp.	578	9,161
Air Lease Corp.	2,558	97,562
Aircastle Ltd.	781	18,447
Applied Industrial Technologies, Inc.	871	55,744
Beacon Roofing Supply, Inc. (a)	1,964	97,355
CAI International, Inc. (a)	191	3,938
DXP Enterprises, Inc. (a)	333	12,148
Fastenal Co.	7,066	315,709
GATX Corp.	972	58,223
H&E Equipment Services, Inc.	611	12,904
HD Supply Holdings, Inc. (a)	4,759	191,788
Herc Holdings, Inc. (a)	427	19,416
Kaman Corp.	435	20,884
Lawson Products, Inc. (a)	478	10,875
MRC Global, Inc. (a)	2,394	43,643
MSC Industrial Direct Co., Inc., Class A	939	84,069
Neff Corp., Class A (a)	1,636	28,794
NOW, Inc. (a)	2,824	48,036
Rush Enterprises, Inc., Class A (a)	415	15,666
Rush Enterprises, Inc., Class B (a)	266	9,214
SiteOne Landscape Supply, Inc. (a)	207	9,897
Textainer Group Holdings Ltd.	1,756	26,252
Titan Machinery, Inc. (a)	378	5,991
Triton International Ltd.	728	22,284
United Rentals, Inc. (a)	2,248	246,516
Univar, Inc. (a)	820	24,477
Veritiv Corp. (a)	176	9,090
W.W. Grainger, Inc.	1,545	297,722
Watsco, Inc.	588	81,614
WESCO International, Inc. (a)	1,340	81,673

		1,959,092

28	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	1,661	$135,155
Wesco Aircraft Holdings, Inc. (a)	1,006	12,223

		147,378
Water Utilities — 0.1%
American States Water Co.	671	29,873
American Water Works Co., Inc.	4,093	326,458
Aqua America, Inc.	4,238	140,235
Artesian Resources Corp., Class A	1,891	72,633
California Water Service Group	1,529	54,585
Connecticut Water Service, Inc.	261	14,008
Consolidated Water Co. Ltd.	3,318	39,152
Global Water Resources, Inc.	2,718	24,843
Middlesex Water Co.	276	10,521
SJW Corp.	313	15,287
York Water Co.	487	18,263

		745,858
Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc. (a)	1,078	15,405
NII Holdings, Inc. (a)	714	616
RingCentral, Inc., Class A (a)	1,099	35,113
Shenandoah Telecommunications Co.	866	27,712
Spok Holdings, Inc.	353	6,336
Sprint Corp. (a)	19,171	173,114
T-Mobile U.S., Inc. (a)	6,972	469,006
Telephone & Data Systems, Inc.	2,328	63,927
United States Cellular Corp. (a)	194	7,601

		798,830
Total Common Stocks — 98.5%		611,569,684

Investment Companies — 0.3%	Shares	Value
iShares Russell 3000 ETF (b)	11,661	$1,648,166

Rights — 0.0%
Biotechnology — 0.0%
Dyax Corp. (a)	119	273
Total Long-Term Investments (Cost — $555,583,147) — 98.8%		613,218,123

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (b)(d)	6,129,674	6,129,674
SL Liquidity Series, LLC, Money Market Series, 1.09% (b)(d)(e)	747,755	747,905
Total Short-Term Securities (Cost — $6,877,508) — 1.1%		6,877,579
Total Investments (Cost — $562,460,655*) — 99.9%		620,095,702
Other Assets Less Liabilities — 0.1%		425,018

Net Assets — 100.0%		$620,520,720

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$562,710,681

Gross unrealized appreciation	$67,711,941
Gross unrealized depreciation	(10,326,920)

Net unrealized appreciation	$57,385,021

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	1,619	1,384		—	3,003	$1,154,864	$16,066	—	$29,330
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	6,129,674	[2]	—	6,129,674	6,129,674	28,557	$258	—
BlackRock Premier Government Institutional Fund	20,471,120	—		(20,471,120)[3]	—	—	5,327	—	—

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017	29

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
PennyMac Mortgage Investment Trust	716	540		—	1,256	$22,457	$1,517		—	$1,168
PNC Financial Services Group, Inc.	6,410	5,703		—	12,113	1,450,532	16,254		—	(13,595)
SL Liquidity Series, LLC, Money Market Series	431,687	316,068	[2]	—	747,755	747,905	34,211	[4]	$18	8
iShares Russell 3000 ETF	—	56,334		(44,673)	11,661	1,648,166	4,730		37,180	26,487
Total						$11,153,598	$106,662		$37,456	$43,398

[1] Includes net capital gain distributions.
[2] Represents net shares purchased.
[3] Represents net shares sold.

[4] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Security, or a portion of the security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
S&P	Standard and Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
10	Russell 2000 E-Mini Index	June 2017	$699,200	$13,084
50	S&P 500 E-Mini Index	June 2017	$5,951,250	65,281
Total				$78,365

30	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock Total Stock Market Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks[1]	$611,547,789	$21,895	—	$611,569,684
Investment Companies	1,648,166	—	—	1,648,166
Rights	—	—	$273	273
Short-Term Securities	6,129,674	—	—	6,129,674

Subtotal	$619,325,629	$21,895	$273	$619,347,797

Investments Valued at NAV[2]				747,905

Total				$620,095,702

Derivative Financial Instruments[3]
Assets:
Equity contracts	$78,365	—	—	$78,365

[1] See above Schedule of Investments for values in each sector.
[2] As of April 30, 2017, certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
[3] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2017	31

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 22, 2017